UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:                                    811-04852

Victory Portfolios
(Exact name of registrant as specified in charter)

15935 La Cantera Parkway Building Two, San Antonio, Texas  78256
(Address of principal executive offices)                         (Zip code)

Jay G. Baris & Matt Kutner, Sidley Austin LLP, 787 Seventh Avenue, New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 539-3863

Date of fiscal year end: June 30

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)

Victory Integrity Discovery Fund

Class A

Ticker: MMEAX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Integrity Discovery Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$198	1.55%

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2026, the Fund outperformed its benchmark, the Russell Microcap® Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy, all things related to AI, and geopolitical turmoil were large headline factors. Equities continued to make all-time highs in the second half of 2025 on the heels of earnings momentum and continued signs of runway for the AI secular growth theme. 2025 came to a close with muted results in December driven by a late-month rotation out of AI/technology stocks, profit taking, and uncertainty on the pace of future Federal Reserve interest rate cuts in 2026. As the calendar turned to 2026, the first quarter of the year was defined by a sharp transition from early-year momentum to late-quarter volatility, primarily driven by a significant geopolitical shock and shifting interest rate expectations. After starting the year with modest gains in January, major indices sold off in March as conflict in the Middle East sparked a massive spike in oil prices, reigniting inflation fears. U.S. equity markets saw a powerful 2026 second quarter advance fueled by robust momentum in AI-related technology sectors, strong corporate earnings, and easing geopolitical concerns surrounding the U.S.-Iran conflict. While the early gains were led by large-cap growth, the rally ultimately broadened to include value and small-cap benchmarks. For the one-year period ending June 30, 2026, microcap value stocks outperformed microcap growth stocks.

Top contributors to performance:

  From an Index perspective, health care and information technology were the top-performing sectors.

  Stock selection in information technology and financials sectors were the largest positive contributors to the Fund’s performance.

  From a style perspective, the Fund’s holdings on average had a higher market capitalization relative to the benchmark and this was a tailwind.

Top detractors from performance:

  From an Index perspective, utilities and consumer staples sectors were the worst-performing sectors.

  Security selection within health care and materials weighed most heavily on the Fund’s relative performance.

  Sector allocation detracted from the Fund’s performance relative to the Index, largely attributable to the underweight position in health care.

  From a style perspective, the Fund’s holdings on average had lower volatility relative to the Index and this was a headwind.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Integrity Discovery Fund Class A @ NAV - $33,941	Victory Integrity Discovery Fund Class A @ MOP - $31,986	S&P 500® Index (regulatory broad based index) - $42,271	Russell Microcap® Value Index - $35,003
6/16	$10,000	$9,424	$10,000	$10,000
6/17	$13,036	$12,285	$11,790	$13,126
6/18	$15,091	$14,221	$13,484	$15,843
6/19	$13,278	$12,513	$14,889	$14,114
6/20	$10,121	$9,538	$16,006	$12,006
6/21	$19,181	$18,075	$22,536	$22,045
6/22	$16,252	$15,315	$20,144	$17,594
6/23	$17,244	$16,251	$24,091	$18,097
6/24	$19,561	$18,434	$30,006	$19,538
6/25	$21,906	$20,644	$34,556	$21,359
6/26	$33,941	$31,986	$42,271	$35,003

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	54.94%Footnote Reference	12.09%	13.00%
Class A @ MOP	46.02%	10.77%	12.33%
S&P 500® Index	22.32%	13.41%	15.51%
Russell Microcap® Value Index	63.88%	9.69%	13.35%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$91,665
Number of Holdings	135
Investment Advisory Fees	$685
Portfolio Turnover	61%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Utilities	0.8%
Real Estate	3.2%
Communication Services	3.4%
Materials	4.6%
Energy	5.8%
Health Care	6.2%
Consumer Discretionary	12.4%
Information Technology	13.7%
Industrials	16.6%
FinancialsFootnote Reference**	30.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Lindblad Expeditions Holdings, Inc.	1.3%
Vishay Precision Group, Inc.	1.2%
Horizon Bancorp, Inc.	1.1%
Peoples Bancorp, Inc.	1.1%
HealthStream, Inc.	1.1%
The Marcus Corp.	1.0%
Interface, Inc., Class A	1.0%
Quanex Building Products Corp.	1.0%
Chiron Real Estate, Inc.	1.0%
First Mid Bancshares, Inc.	1.0%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MMEAX — AR (6/26)

Victory Integrity Discovery Fund

Class C

Ticker: MMECX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Integrity Discovery Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$311	2.45%

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2026, the Fund outperformed its benchmark, the Russell Microcap® Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy, all things related to AI, and geopolitical turmoil were large headline factors. Equities continued to make all-time highs in the second half of 2025 on the heels of earnings momentum and continued signs of runway for the AI secular growth theme. 2025 came to a close with muted results in December driven by a late-month rotation out of AI/technology stocks, profit taking, and uncertainty on the pace of future Federal Reserve interest rate cuts in 2026. As the calendar turned to 2026, the first quarter of the year was defined by a sharp transition from early-year momentum to late-quarter volatility, primarily driven by a significant geopolitical shock and shifting interest rate expectations. After starting the year with modest gains in January, major indices sold off in March as conflict in the Middle East sparked a massive spike in oil prices, reigniting inflation fears. U.S. equity markets saw a powerful 2026 second quarter advance fueled by robust momentum in AI-related technology sectors, strong corporate earnings, and easing geopolitical concerns surrounding the U.S.-Iran conflict. While the early gains were led by large-cap growth, the rally ultimately broadened to include value and small-cap benchmarks. For the one-year period ending June 30, 2026, microcap value stocks outperformed microcap growth stocks.

Top contributors to performance:

  From an Index perspective, health care and information technology were the top-performing sectors.

  Stock selection in information technology and financials sectors were the largest positive contributors to the Fund’s performance.

  From a style perspective, the Fund’s holdings on average had a higher market capitalization relative to the benchmark and this was a tailwind.

Top detractors from performance:

  From an Index perspective, utilities and consumer staples sectors were the worst-performing sectors.

  Security selection within health care and materials weighed most heavily on the Fund’s relative performance.

  Sector allocation detracted from the Fund’s performance relative to the Index, largely attributable to the underweight position in health care.

  From a style perspective, the Fund’s holdings on average had lower volatility relative to the Index and this was a headwind.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Integrity Discovery Fund Class C @ NAV - $31,764	Victory Integrity Discovery Fund Class C @ CDSC - $31,764	S&P 500® Index (regulatory broad based index) - $42,271	Russell Microcap® Value Index - $35,003
6/16	$10,000	$10,000	$10,000	$10,000
6/17	$12,933	$12,933	$11,790	$13,126
6/18	$14,858	$14,858	$13,484	$15,843
6/19	$12,964	$12,964	$14,889	$14,114
6/20	$9,799	$9,799	$16,006	$12,006
6/21	$18,415	$18,415	$22,536	$22,045
6/22	$15,471	$15,471	$20,144	$17,594
6/23	$16,271	$16,271	$24,091	$18,097
6/24	$18,306	$18,306	$30,006	$19,538
6/25	$20,501	$20,501	$34,556	$21,359
6/26	$31,764	$31,764	$42,271	$35,003

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class C @ NAV	53.56%Footnote Reference	11.12%	12.25%
Class C @ CDSC	52.56%	11.12%	12.25%
S&P 500® Index	22.32%	13.41%	15.51%
Russell Microcap® Value Index	63.88%	9.69%	13.35%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$91,665
Number of Holdings	135
Investment Advisory Fees	$685
Portfolio Turnover	61%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Utilities	0.8%
Real Estate	3.2%
Communication Services	3.4%
Materials	4.6%
Energy	5.8%
Health Care	6.2%
Consumer Discretionary	12.4%
Information Technology	13.7%
Industrials	16.6%
FinancialsFootnote Reference**	30.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Lindblad Expeditions Holdings, Inc.	1.3%
Vishay Precision Group, Inc.	1.2%
Horizon Bancorp, Inc.	1.1%
Peoples Bancorp, Inc.	1.1%
HealthStream, Inc.	1.1%
The Marcus Corp.	1.0%
Interface, Inc., Class A	1.0%
Quanex Building Products Corp.	1.0%
Chiron Real Estate, Inc.	1.0%
First Mid Bancshares, Inc.	1.0%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MMECX — AR (6/26)

Victory Integrity Discovery Fund

Class Y

Ticker: MMEYX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Integrity Discovery Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$177	1.39%

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2026, the Fund outperformed its benchmark, the Russell Microcap® Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy, all things related to AI, and geopolitical turmoil were large headline factors. Equities continued to make all-time highs in the second half of 2025 on the heels of earnings momentum and continued signs of runway for the AI secular growth theme. 2025 came to a close with muted results in December driven by a late-month rotation out of AI/technology stocks, profit taking, and uncertainty on the pace of future Federal Reserve interest rate cuts in 2026. As the calendar turned to 2026, the first quarter of the year was defined by a sharp transition from early-year momentum to late-quarter volatility, primarily driven by a significant geopolitical shock and shifting interest rate expectations. After starting the year with modest gains in January, major indices sold off in March as conflict in the Middle East sparked a massive spike in oil prices, reigniting inflation fears. U.S. equity markets saw a powerful 2026 second quarter advance fueled by robust momentum in AI-related technology sectors, strong corporate earnings, and easing geopolitical concerns surrounding the U.S.-Iran conflict. While the early gains were led by large-cap growth, the rally ultimately broadened to include value and small-cap benchmarks. For the one-year period ending June 30, 2026, microcap value stocks outperformed microcap growth stocks.

Top contributors to performance:

  From an Index perspective, health care and information technology were the top-performing sectors.

  Stock selection in information technology and financials sectors were the largest positive contributors to the Fund’s performance.

  From a style perspective, the Fund’s holdings on average had a higher market capitalization relative to the benchmark and this was a tailwind.

Top detractors from performance:

  From an Index perspective, utilities and consumer staples sectors were the worst-performing sectors.

  Security selection within health care and materials weighed most heavily on the Fund’s relative performance.

  Sector allocation detracted from the Fund’s performance relative to the Index, largely attributable to the underweight position in health care.

  From a style perspective, the Fund’s holdings on average had lower volatility relative to the Index and this was a headwind.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

Table Summary
	Victory Integrity Discovery Fund Class Y - $3,465,066	S&P 500® Index (regulatory broad based index) - $4,227,112	Russell Microcap® Value Index - $3,500,277
6/16	$1,000,000	$1,000,000	$1,000,000
6/17	$1,306,183	$1,178,960	$1,312,624
6/18	$1,516,174	$1,348,424	$1,584,257
6/19	$1,337,037	$1,488,895	$1,411,359
6/20	$1,020,998	$1,600,639	$1,200,619
6/21	$1,940,815	$2,253,606	$2,204,538
6/22	$1,647,540	$2,014,367	$1,759,396
6/23	$1,751,134	$2,409,064	$1,809,731
6/24	$1,990,447	$3,000,635	$1,953,786
6/25	$2,232,732	$3,455,641	$2,135,903
6/26	$3,465,066	$4,227,112	$3,500,277

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class Y	55.19%Footnote Reference	12.29%	13.23%
S&P 500® Index	22.32%	13.41%	15.51%
Russell Microcap® Value Index	63.88%	9.69%	13.35%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$91,665
Number of Holdings	135
Investment Advisory Fees	$685
Portfolio Turnover	61%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Utilities	0.8%
Real Estate	3.2%
Communication Services	3.4%
Materials	4.6%
Energy	5.8%
Health Care	6.2%
Consumer Discretionary	12.4%
Information Technology	13.7%
Industrials	16.6%
FinancialsFootnote Reference**	30.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Lindblad Expeditions Holdings, Inc.	1.3%
Vishay Precision Group, Inc.	1.2%
Horizon Bancorp, Inc.	1.1%
Peoples Bancorp, Inc.	1.1%
HealthStream, Inc.	1.1%
The Marcus Corp.	1.0%
Interface, Inc., Class A	1.0%
Quanex Building Products Corp.	1.0%
Chiron Real Estate, Inc.	1.0%
First Mid Bancshares, Inc.	1.0%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MMEYX — AR (6/26)

Victory Integrity Discovery Fund

Member Class

Ticker: MMMMX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Integrity Discovery Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$191	1.50%

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2026, the Fund outperformed its benchmark, the Russell Microcap® Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy, all things related to AI, and geopolitical turmoil were large headline factors. Equities continued to make all-time highs in the second half of 2025 on the heels of earnings momentum and continued signs of runway for the AI secular growth theme. 2025 came to a close with muted results in December driven by a late-month rotation out of AI/technology stocks, profit taking, and uncertainty on the pace of future Federal Reserve interest rate cuts in 2026. As the calendar turned to 2026, the first quarter of the year was defined by a sharp transition from early-year momentum to late-quarter volatility, primarily driven by a significant geopolitical shock and shifting interest rate expectations. After starting the year with modest gains in January, major indices sold off in March as conflict in the Middle East sparked a massive spike in oil prices, reigniting inflation fears. U.S. equity markets saw a powerful 2026 second quarter advance fueled by robust momentum in AI-related technology sectors, strong corporate earnings, and easing geopolitical concerns surrounding the U.S.-Iran conflict. While the early gains were led by large-cap growth, the rally ultimately broadened to include value and small-cap benchmarks. For the one-year period ending June 30, 2026, microcap value stocks outperformed microcap growth stocks.

Top contributors to performance:

  From an Index perspective, health care and information technology were the top-performing sectors.

  Stock selection in information technology and financials sectors were the largest positive contributors to the Fund’s performance.

  From a style perspective, the Fund’s holdings on average had a higher market capitalization relative to the benchmark and this was a tailwind.

Top detractors from performance:

  From an Index perspective, utilities and consumer staples sectors were the worst-performing sectors.

  Security selection within health care and materials weighed most heavily on the Fund’s relative performance.

  Sector allocation detracted from the Fund’s performance relative to the Index, largely attributable to the underweight position in health care.

  From a style perspective, the Fund’s holdings on average had lower volatility relative to the Index and this was a headwind.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Integrity Discovery Fund Member Class - $30,709	S&P 500® Index (regulatory broad based index) - $24,603	Russell Microcap® Value Index - $27,046
11/20Footnote Reference*	$10,000	$10,000	$10,000
6/21	$17,285	$13,117	$17,034
6/22	$14,663	$11,724	$13,594
6/23	$15,566	$14,021	$13,983
6/24	$17,679	$17,465	$15,096
6/25	$19,801	$20,113	$16,503
6/26	$30,709	$24,603	$27,046
Footnote	Description
Footnote*	Inception date for the Victory Integrity Discovery Fund, Member Class is 11/3/2020.

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	Since Inception
Member Class	55.09%Footnote Reference	12.18%	21.93%Footnote Reference
S&P 500® Index	22.32%	13.41%	17.25%
Russell Microcap® Value Index	63.88%	9.69%	19.23%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$91,665
Number of Holdings	135
Investment Advisory Fees	$685
Portfolio Turnover	61%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Utilities	0.8%
Real Estate	3.2%
Communication Services	3.4%
Materials	4.6%
Energy	5.8%
Health Care	6.2%
Consumer Discretionary	12.4%
Information Technology	13.7%
Industrials	16.6%
FinancialsFootnote Reference**	30.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Lindblad Expeditions Holdings, Inc.	1.3%
Vishay Precision Group, Inc.	1.2%
Horizon Bancorp, Inc.	1.1%
Peoples Bancorp, Inc.	1.1%
HealthStream, Inc.	1.1%
The Marcus Corp.	1.0%
Interface, Inc., Class A	1.0%
Quanex Building Products Corp.	1.0%
Chiron Real Estate, Inc.	1.0%
First Mid Bancshares, Inc.	1.0%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

MMMMX — AR (6/26)

Victory Integrity Mid-Cap Value Fund

Class A

Ticker: MAIMX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Integrity Mid-Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$112	1.00%

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2026, the Fund underperformed its benchmark, the Russell Midcap® Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy, all things related to AI, and geopolitical turmoil were large headline factors. Equities continued to make all-time highs in the second half of 2025 on the heels of earnings momentum and continued signs of runway for the AI secular growth theme. 2025 came to a close with muted results in December driven by a late-month rotation out of AI/technology stocks, profit taking, and uncertainty on the pace of future Federal Reserve interest rate cuts in 2026. As the calendar turned to 2026, the first quarter of the year was defined by a sharp transition from early-year momentum to late-quarter volatility, primarily driven by a significant geopolitical shock and shifting interest rate expectations. After starting the year with modest gains in January, major indices sold off in March as conflict in the Middle East sparked a massive spike in oil prices, reigniting inflation fears. U.S. equity markets saw a powerful 2026 second quarter advance fueled by robust momentum in AI-related technology sectors, strong corporate earnings, and easing geopolitical concerns surrounding the U.S.-Iran conflict. While the early gains were led by large-cap growth, the rally ultimately broadened to include value and small-cap benchmarks. For the one-year period ending June 30, 2026, mid-cap value stocks outperformed mid-cap growth stocks.

Top contributors to performance:

• From an Index perspective, information technology and energy were the top-performing sectors.

• The industrials, financials, and real estate sectors were the largest positive contributors to the Fund’s relative performance.

Top detractors from performance:

• From an Index perspective, consumer staples and real estate were the worst-performing sectors.

• Security selection in the information technology sector was the largest detractor to the Fund’s performance.

• The Fund’s lower volume and smaller market capitalization relative to the Index were both style headwinds.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Integrity Mid-Cap Value Fund Class A @ NAV - $28,307	Victory Integrity Mid-Cap Value Fund Class A @ MOP - $26,681	S&P 500® Index (regulatory broad based index) - $42,271	Russell Midcap® Value Index - $27,455
6/16	$10,000	$9,426	$10,000	$10,000
6/17	$11,607	$10,941	$11,790	$11,593
6/18	$12,922	$12,180	$13,484	$12,473
6/19	$12,969	$12,224	$14,889	$12,932
6/20	$11,166	$10,525	$16,006	$11,405
6/21	$17,715	$16,698	$22,536	$17,456
6/22	$16,553	$15,603	$20,144	$15,711
6/23	$18,843	$17,761	$24,091	$17,361
6/24	$21,050	$19,842	$30,006	$19,441
6/25	$22,688	$21,385	$34,556	$21,683
6/26	$28,307	$26,681	$42,271	$27,455

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	24.76%Footnote Reference	9.83%	10.97%
Class A @ MOP	17.59%	8.53%	10.31%
S&P 500® Index	22.32%	13.41%	15.51%
Russell Midcap® Value Index	26.62%	9.48%	10.63%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$376,079
Number of Holdings	119
Investment Advisory Fees	$2,545
Portfolio Turnover	42%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	5.1%
Materials	6.2%
Energy	6.4%
Utilities	6.9%
Real Estate	7.2%
Consumer Discretionary	8.2%
Health Care	10.4%
Information Technology	12.5%
Financials	15.9%
Industrials	18.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Fifth Third Bancorp	1.4%
MKS, Inc.	1.3%
Knight-Swift Transportation Holdings, Inc., Class A	1.3%
State Street Corp.	1.3%
Valero Energy Corp.	1.3%
M&T Bank Corp.	1.3%
AMETEK, Inc.	1.3%
Nucor Corp.	1.3%
Xcel Energy, Inc.	1.2%
Sensata Technologies Holding PLC	1.2%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MAIMX — AR (6/26)

Victory Integrity Mid-Cap Value Fund

Class C

Ticker: MCIMX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Integrity Mid-Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$196	1.75%

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2026, the Fund underperformed its benchmark, the Russell Midcap® Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy, all things related to AI, and geopolitical turmoil were large headline factors. Equities continued to make all-time highs in the second half of 2025 on the heels of earnings momentum and continued signs of runway for the AI secular growth theme. 2025 came to a close with muted results in December driven by a late-month rotation out of AI/technology stocks, profit taking, and uncertainty on the pace of future Federal Reserve interest rate cuts in 2026. As the calendar turned to 2026, the first quarter of the year was defined by a sharp transition from early-year momentum to late-quarter volatility, primarily driven by a significant geopolitical shock and shifting interest rate expectations. After starting the year with modest gains in January, major indices sold off in March as conflict in the Middle East sparked a massive spike in oil prices, reigniting inflation fears. U.S. equity markets saw a powerful 2026 second quarter advance fueled by robust momentum in AI-related technology sectors, strong corporate earnings, and easing geopolitical concerns surrounding the U.S.-Iran conflict. While the early gains were led by large-cap growth, the rally ultimately broadened to include value and small-cap benchmarks. For the one-year period ending June 30, 2026, mid-cap value stocks outperformed mid-cap growth stocks.

Top contributors to performance:

• From an Index perspective, information technology and energy were the top-performing sectors.

• The industrials, financials, and real estate sectors were the largest positive contributors to the Fund’s relative performance.

Top detractors from performance:

• From an Index perspective, consumer staples and real estate were the worst-performing sectors.

• Security selection in the information technology sector was the largest detractor to the Fund’s performance.

• The Fund’s lower volume and smaller market capitalization relative to the Index were both style headwinds.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Integrity Mid-Cap Value Fund Class C @ NAV - $19,973	Victory Integrity Mid-Cap Value Fund Class C @ CDSC - $19,973	S&P 500® Index (regulatory broad based index) - $27,061	Russell Midcap® Value Index - $20,584
11/19Footnote Reference*	$10,000	$10,000	$10,000	$10,000
6/20	$8,245	$8,245	$10,247	$8,550
6/21	$12,979	$12,979	$14,427	$13,088
6/22	$12,036	$12,036	$12,896	$11,779
6/23	$13,599	$13,599	$15,422	$13,016
6/24	$15,081	$15,081	$19,209	$14,575
6/25	$16,127	$16,127	$22,122	$16,256
6/26	$19,973	$19,973	$27,061	$20,584
Footnote	Description
Footnote*	Inception date for the Victory Integrity Mid-Cap Value Fund, Class C is 11/4/2019.

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	Since Inception
Class C @ NAV	23.85%Footnote Reference	9.00%	10.94%
Class C @ CDSC	22.85%	9.00%	10.94%
S&P 500® Index	22.32%	13.41%	16.11%
Russell Midcap® Value Index	26.62%	9.48%	11.44%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$376,079
Number of Holdings	119
Investment Advisory Fees	$2,545
Portfolio Turnover	42%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	5.1%
Materials	6.2%
Energy	6.4%
Utilities	6.9%
Real Estate	7.2%
Consumer Discretionary	8.2%
Health Care	10.4%
Information Technology	12.5%
Financials	15.9%
Industrials	18.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Fifth Third Bancorp	1.4%
MKS, Inc.	1.3%
Knight-Swift Transportation Holdings, Inc., Class A	1.3%
State Street Corp.	1.3%
Valero Energy Corp.	1.3%
M&T Bank Corp.	1.3%
AMETEK, Inc.	1.3%
Nucor Corp.	1.3%
Xcel Energy, Inc.	1.2%
Sensata Technologies Holding PLC	1.2%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MCIMX — AR (6/26)

Victory Integrity Mid-Cap Value Fund

Class R6

Ticker: MRIMX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Integrity Mid-Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$68	0.60%

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2026, the Fund underperformed its benchmark, the Russell Midcap® Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy, all things related to AI, and geopolitical turmoil were large headline factors. Equities continued to make all-time highs in the second half of 2025 on the heels of earnings momentum and continued signs of runway for the AI secular growth theme. 2025 came to a close with muted results in December driven by a late-month rotation out of AI/technology stocks, profit taking, and uncertainty on the pace of future Federal Reserve interest rate cuts in 2026. As the calendar turned to 2026, the first quarter of the year was defined by a sharp transition from early-year momentum to late-quarter volatility, primarily driven by a significant geopolitical shock and shifting interest rate expectations. After starting the year with modest gains in January, major indices sold off in March as conflict in the Middle East sparked a massive spike in oil prices, reigniting inflation fears. U.S. equity markets saw a powerful 2026 second quarter advance fueled by robust momentum in AI-related technology sectors, strong corporate earnings, and easing geopolitical concerns surrounding the U.S.-Iran conflict. While the early gains were led by large-cap growth, the rally ultimately broadened to include value and small-cap benchmarks. For the one-year period ending June 30, 2026, mid-cap value stocks outperformed mid-cap growth stocks.

Top contributors to performance:

• From an Index perspective, information technology and energy were the top-performing sectors.

• The industrials, financials, and real estate sectors were the largest positive contributors to the Fund’s relative performance.

Top detractors from performance:

• From an Index perspective, consumer staples and real estate were the worst-performing sectors.

• Security selection in the information technology sector was the largest detractor to the Fund’s performance.

• The Fund’s lower volume and smaller market capitalization relative to the Index were both style headwinds.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Integrity Mid-Cap Value Fund Class R6 - $29,397	S&P 500® Index (regulatory broad based index) - $42,271	Russell Midcap® Value Index - $27,455
6/16	$10,000	$10,000	$10,000
6/17	$11,642	$11,790	$11,593
6/18	$13,003	$13,484	$12,473
6/19	$13,097	$14,889	$12,932
6/20	$11,325	$16,006	$11,405
6/21	$18,035	$22,536	$17,456
6/22	$16,916	$20,144	$15,711
6/23	$19,333	$24,091	$17,361
6/24	$21,693	$30,006	$19,441
6/25	$23,467	$34,556	$21,683
6/26	$29,397	$42,271	$27,455

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class R6	25.27%Footnote Reference	10.27%	11.39%
S&P 500® Index	22.32%	13.41%	15.51%
Russell Midcap® Value Index	26.62%	9.48%	10.63%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$376,079
Number of Holdings	119
Investment Advisory Fees	$2,545
Portfolio Turnover	42%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	5.1%
Materials	6.2%
Energy	6.4%
Utilities	6.9%
Real Estate	7.2%
Consumer Discretionary	8.2%
Health Care	10.4%
Information Technology	12.5%
Financials	15.9%
Industrials	18.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Fifth Third Bancorp	1.4%
MKS, Inc.	1.3%
Knight-Swift Transportation Holdings, Inc., Class A	1.3%
State Street Corp.	1.3%
Valero Energy Corp.	1.3%
M&T Bank Corp.	1.3%
AMETEK, Inc.	1.3%
Nucor Corp.	1.3%
Xcel Energy, Inc.	1.2%
Sensata Technologies Holding PLC	1.2%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MRIMX — AR (6/26)

Victory Integrity Mid-Cap Value Fund

Class Y

Ticker: MYIMX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Integrity Mid-Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$84	0.75%

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2026, the Fund underperformed its benchmark, the Russell Midcap® Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy, all things related to AI, and geopolitical turmoil were large headline factors. Equities continued to make all-time highs in the second half of 2025 on the heels of earnings momentum and continued signs of runway for the AI secular growth theme. 2025 came to a close with muted results in December driven by a late-month rotation out of AI/technology stocks, profit taking, and uncertainty on the pace of future Federal Reserve interest rate cuts in 2026. As the calendar turned to 2026, the first quarter of the year was defined by a sharp transition from early-year momentum to late-quarter volatility, primarily driven by a significant geopolitical shock and shifting interest rate expectations. After starting the year with modest gains in January, major indices sold off in March as conflict in the Middle East sparked a massive spike in oil prices, reigniting inflation fears. U.S. equity markets saw a powerful 2026 second quarter advance fueled by robust momentum in AI-related technology sectors, strong corporate earnings, and easing geopolitical concerns surrounding the U.S.-Iran conflict. While the early gains were led by large-cap growth, the rally ultimately broadened to include value and small-cap benchmarks. For the one-year period ending June 30, 2026, mid-cap value stocks outperformed mid-cap growth stocks.

Top contributors to performance:

• From an Index perspective, information technology and energy were the top-performing sectors.

• The industrials, financials, and real estate sectors were the largest positive contributors to the Fund’s relative performance.

Top detractors from performance:

• From an Index perspective, consumer staples and real estate were the worst-performing sectors.

• Security selection in the information technology sector was the largest detractor to the Fund’s performance.

• The Fund’s lower volume and smaller market capitalization relative to the Index were both style headwinds.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

Table Summary
	Victory Integrity Mid-Cap Value Fund Class Y - $2,901,898	S&P 500® Index (regulatory broad based index) - $4,227,112	Russell Midcap® Value Index - $2,745,521
6/16	$1,000,000	$1,000,000	$1,000,000
6/17	$1,164,313	$1,178,960	$1,159,255
6/18	$1,299,160	$1,348,424	$1,247,304
6/19	$1,306,677	$1,488,895	$1,293,221
6/20	$1,128,058	$1,600,639	$1,140,467
6/21	$1,793,980	$2,253,606	$1,745,645
6/22	$1,680,026	$2,014,367	$1,571,133
6/23	$1,917,564	$2,409,064	$1,736,145
6/24	$2,147,381	$3,000,635	$1,944,092
6/25	$2,319,877	$3,455,641	$2,168,324
6/26	$2,901,898	$4,227,112	$2,745,521

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class Y	25.09%Footnote Reference	10.10%	11.24%
S&P 500® Index	22.32%	13.41%	15.51%
Russell Midcap® Value Index	26.62%	9.48%	10.63%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$376,079
Number of Holdings	119
Investment Advisory Fees	$2,545
Portfolio Turnover	42%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	5.1%
Materials	6.2%
Energy	6.4%
Utilities	6.9%
Real Estate	7.2%
Consumer Discretionary	8.2%
Health Care	10.4%
Information Technology	12.5%
Financials	15.9%
Industrials	18.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Fifth Third Bancorp	1.4%
MKS, Inc.	1.3%
Knight-Swift Transportation Holdings, Inc., Class A	1.3%
State Street Corp.	1.3%
Valero Energy Corp.	1.3%
M&T Bank Corp.	1.3%
AMETEK, Inc.	1.3%
Nucor Corp.	1.3%
Xcel Energy, Inc.	1.2%
Sensata Technologies Holding PLC	1.2%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MYIMX — AR (6/26)

Victory Integrity Mid-Cap Value Fund

Member Class

Ticker: MMIJX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Integrity Mid-Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$96	0.85%

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2026, the Fund underperformed its benchmark, the Russell Midcap® Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy, all things related to AI, and geopolitical turmoil were large headline factors. Equities continued to make all-time highs in the second half of 2025 on the heels of earnings momentum and continued signs of runway for the AI secular growth theme. 2025 came to a close with muted results in December driven by a late-month rotation out of AI/technology stocks, profit taking, and uncertainty on the pace of future Federal Reserve interest rate cuts in 2026. As the calendar turned to 2026, the first quarter of the year was defined by a sharp transition from early-year momentum to late-quarter volatility, primarily driven by a significant geopolitical shock and shifting interest rate expectations. After starting the year with modest gains in January, major indices sold off in March as conflict in the Middle East sparked a massive spike in oil prices, reigniting inflation fears. U.S. equity markets saw a powerful 2026 second quarter advance fueled by robust momentum in AI-related technology sectors, strong corporate earnings, and easing geopolitical concerns surrounding the U.S.-Iran conflict. While the early gains were led by large-cap growth, the rally ultimately broadened to include value and small-cap benchmarks. For the one-year period ending June 30, 2026, mid-cap value stocks outperformed mid-cap growth stocks.

Top contributors to performance:

• From an Index perspective, information technology and energy were the top-performing sectors.

• The industrials, financials, and real estate sectors were the largest positive contributors to the Fund’s relative performance.

Top detractors from performance:

• From an Index perspective, consumer staples and real estate were the worst-performing sectors.

• Security selection in the information technology sector was the largest detractor to the Fund’s performance.

• The Fund’s lower volume and smaller market capitalization relative to the Index were both style headwinds.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Integrity Mid-Cap Value Fund Member Class - $23,093	S&P 500® Index (regulatory broad based index) - $24,603	Russell Midcap® Value Index - $21,908
11/20Footnote Reference*	$10,000	$10,000	$10,000
6/21	$14,346	$13,117	$13,929
6/22	$13,420	$11,724	$12,537
6/23	$15,301	$14,021	$13,853
6/24	$17,124	$17,465	$15,513
6/25	$18,476	$20,113	$17,302
6/26	$23,093	$24,603	$21,908
Footnote	Description
Footnote*	Inception date for the Victory Integrity Mid-Cap Value Fund, Member Class is 11/3/2020.

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	Since Inception
Member Class	24.99%Footnote Reference	9.99%	15.94%Footnote Reference
S&P 500® Index	22.32%	13.41%	17.25%
Russell Midcap® Value Index	26.62%	9.48%	14.87%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$376,079
Number of Holdings	119
Investment Advisory Fees	$2,545
Portfolio Turnover	42%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	5.1%
Materials	6.2%
Energy	6.4%
Utilities	6.9%
Real Estate	7.2%
Consumer Discretionary	8.2%
Health Care	10.4%
Information Technology	12.5%
Financials	15.9%
Industrials	18.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Fifth Third Bancorp	1.4%
MKS, Inc.	1.3%
Knight-Swift Transportation Holdings, Inc., Class A	1.3%
State Street Corp.	1.3%
Valero Energy Corp.	1.3%
M&T Bank Corp.	1.3%
AMETEK, Inc.	1.3%
Nucor Corp.	1.3%
Xcel Energy, Inc.	1.2%
Sensata Technologies Holding PLC	1.2%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

MMIJX — AR (6/26)

Victory Integrity Small-Cap Value Fund

Class A

Ticker: VSCVX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Integrity Small-Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$169	1.41%

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2026, the Fund underperformed its benchmark, the Russell 2000® Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy, all things related to AI, and geopolitical turmoil were large headline factors. Equities continued to make all-time highs in the second half of 2025 on the heels of earnings momentum and continued signs of runway for the AI secular growth theme. 2025 came to a close with muted results in December driven by a late-month rotation out of AI/technology stocks, profit taking, and uncertainty on the pace of future Federal Reserve interest rate cuts in 2026. As the calendar turned to 2026, the first quarter of the year was defined by a sharp transition from early-year momentum to late-quarter volatility, primarily driven by a significant geopolitical shock and shifting interest rate expectations. After starting the year with modest gains in January, major indices sold off in March as conflict in the Middle East sparked a massive spike in oil prices, reigniting inflation fears. U.S. equity markets saw a powerful 2026 second quarter advance fueled by robust momentum in AI-related technology sectors, strong corporate earnings, and easing geopolitical concerns surrounding the U.S.-Iran conflict. While the early gains were led by large-cap growth, the rally ultimately broadened to include value and small-cap benchmarks. For the one-year period ending June 30, 2026, small value stocks outperformed small growth stocks.

Top contributors to performance:

  Information technology, health care, and communication services were the top-performing sectors within the Index.

  The information technology, consumer discretionary, and utilities sectors were the largest positive contributors to the Fund’s performance.

  Sector weights were modestly positive on the Fund’s performance relative to the Index largely due to our overweight to information technology.

Top detractors from performance:

  Utilities and consumer staples were the worst-performing sectors within the Index.

  Security selection in the health care, financials, and communication services sectors was the largest detractor from the Fund’s performance.

  The Fund’s lower-volatility and larger-market-capitalization exposures relative to the Index were style headwinds.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Integrity Small-Cap Value Fund Class A @ NAV - $26,651	Victory Integrity Small-Cap Value Fund Class A @ MOP - $25,122	Russell 3000® Index (regulatory broad based index) - $40,672	Russell 2000® Value Index - $28,123
6/16	$10,000	$9,426	$10,000	$10,000
6/17	$12,272	$11,568	$11,851	$12,486
6/18	$13,813	$13,020	$13,602	$14,121
6/19	$12,823	$12,088	$14,824	$13,241
6/20	$9,704	$9,147	$15,792	$10,927
6/21	$17,507	$16,502	$22,767	$18,934
6/22	$15,383	$14,500	$19,610	$15,851
6/23	$17,879	$16,854	$23,327	$16,803
6/24	$19,742	$18,610	$28,721	$18,634
6/25	$19,088	$17,993	$33,114	$19,666
6/26	$26,651	$25,122	$40,672	$28,123

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	39.62%Footnote Reference	8.77%	10.30%
Class A @ MOP	31.58%	7.49%	9.65%
Russell 3000® Index	22.82%	12.31%	15.06%
Russell 2000® Value Index	43.01%	8.23%	10.89%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$1,148,547
Number of Holdings	130
Investment Advisory Fees	$9,106
Portfolio Turnover	45%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Communication Services	2.7%
Utilities	3.4%
Materials	4.7%
Energy	6.3%
Health Care	7.8%
Consumer Discretionary	8.9%
Real Estate	9.7%
Information Technology	11.8%
Industrials	13.9%
FinancialsFootnote Reference**	26.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Commerce Bancshares, Inc.	1.3%
The Chefs' Warehouse, Inc.	1.2%
Glacier Bancorp, Inc.	1.2%
Hancock Whitney Corp.	1.2%
M/I Homes, Inc.	1.2%
Essent Group Ltd.	1.1%
Ameris Bancorp	1.1%
The Timken Co.	1.1%
CVB Financial Corp.	1.1%
Curbline Properties Corp.	1.1%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VSCVX — AR (6/26)

Victory Integrity Small-Cap Value Fund

Class C

Ticker: MCVSX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Integrity Small-Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$280	2.35%

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2026, the Fund underperformed its benchmark, the Russell 2000® Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy, all things related to AI, and geopolitical turmoil were large headline factors. Equities continued to make all-time highs in the second half of 2025 on the heels of earnings momentum and continued signs of runway for the AI secular growth theme. 2025 came to a close with muted results in December driven by a late-month rotation out of AI/technology stocks, profit taking, and uncertainty on the pace of future Federal Reserve interest rate cuts in 2026. As the calendar turned to 2026, the first quarter of the year was defined by a sharp transition from early-year momentum to late-quarter volatility, primarily driven by a significant geopolitical shock and shifting interest rate expectations. After starting the year with modest gains in January, major indices sold off in March as conflict in the Middle East sparked a massive spike in oil prices, reigniting inflation fears. U.S. equity markets saw a powerful 2026 second quarter advance fueled by robust momentum in AI-related technology sectors, strong corporate earnings, and easing geopolitical concerns surrounding the U.S.-Iran conflict. While the early gains were led by large-cap growth, the rally ultimately broadened to include value and small-cap benchmarks. For the one-year period ending June 30, 2026, small value stocks outperformed small growth stocks.

Top contributors to performance:

  Information technology, health care, and communication services were the top-performing sectors within the Index.

  The information technology, consumer discretionary, and utilities sectors were the largest positive contributors to the Fund’s performance.

  Sector weights were modestly positive on the Fund’s performance relative to the Index largely due to our overweight to information technology.

Top detractors from performance:

  Utilities and consumer staples were the worst-performing sectors within the Index.

  Security selection in the health care, financials, and communication services sectors was the largest detractor from the Fund’s performance.

  The Fund’s lower-volatility and larger-market-capitalization exposures relative to the Index were style headwinds.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Integrity Small-Cap Value Fund Class C @ NAV - $25,078	Victory Integrity Small-Cap Value Fund Class C @ CDSC - $25,078	Russell 3000® Index (regulatory broad based index) - $40,672	Russell 2000® Value Index - $28,123
6/16	$10,000	$10,000	$10,000	$10,000
6/17	$12,192	$12,192	$11,851	$12,486
6/18	$13,639	$13,639	$13,602	$14,121
6/19	$12,577	$12,577	$14,824	$13,241
6/20	$9,444	$9,444	$15,792	$10,927
6/21	$16,891	$16,891	$22,767	$18,934
6/22	$14,734	$14,734	$19,610	$15,851
6/23	$16,978	$16,978	$23,327	$16,803
6/24	$18,577	$18,577	$28,721	$18,634
6/25	$17,962	$17,962	$33,114	$19,666
6/26	$25,078	$25,078	$40,672	$28,123

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class C @ NAV	38.31%Footnote Reference	7.81%	9.63%
Class C @ CDSC	37.31%	7.81%	9.63%
Russell 3000® Index	22.82%	12.31%	15.06%
Russell 2000® Value Index	43.01%	8.23%	10.89%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$1,148,547
Number of Holdings	130
Investment Advisory Fees	$9,106
Portfolio Turnover	45%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Communication Services	2.7%
Utilities	3.4%
Materials	4.7%
Energy	6.3%
Health Care	7.8%
Consumer Discretionary	8.9%
Real Estate	9.7%
Information Technology	11.8%
Industrials	13.9%
FinancialsFootnote Reference**	26.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Commerce Bancshares, Inc.	1.3%
The Chefs' Warehouse, Inc.	1.2%
Glacier Bancorp, Inc.	1.2%
Hancock Whitney Corp.	1.2%
M/I Homes, Inc.	1.2%
Essent Group Ltd.	1.1%
Ameris Bancorp	1.1%
The Timken Co.	1.1%
CVB Financial Corp.	1.1%
Curbline Properties Corp.	1.1%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MCVSX — AR (6/26)

Victory Integrity Small-Cap Value Fund

Class R

Ticker: MRVSX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Integrity Small-Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$209	1.75%

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2026, the Fund underperformed its benchmark, the Russell 2000® Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy, all things related to AI, and geopolitical turmoil were large headline factors. Equities continued to make all-time highs in the second half of 2025 on the heels of earnings momentum and continued signs of runway for the AI secular growth theme. 2025 came to a close with muted results in December driven by a late-month rotation out of AI/technology stocks, profit taking, and uncertainty on the pace of future Federal Reserve interest rate cuts in 2026. As the calendar turned to 2026, the first quarter of the year was defined by a sharp transition from early-year momentum to late-quarter volatility, primarily driven by a significant geopolitical shock and shifting interest rate expectations. After starting the year with modest gains in January, major indices sold off in March as conflict in the Middle East sparked a massive spike in oil prices, reigniting inflation fears. U.S. equity markets saw a powerful 2026 second quarter advance fueled by robust momentum in AI-related technology sectors, strong corporate earnings, and easing geopolitical concerns surrounding the U.S.-Iran conflict. While the early gains were led by large-cap growth, the rally ultimately broadened to include value and small-cap benchmarks. For the one-year period ending June 30, 2026, small value stocks outperformed small growth stocks.

Top contributors to performance:

  Information technology, health care, and communication services were the top-performing sectors within the Index.

  The information technology, consumer discretionary, and utilities sectors were the largest positive contributors to the Fund’s performance.

  Sector weights were modestly positive on the Fund’s performance relative to the Index largely due to our overweight to information technology.

Top detractors from performance:

  Utilities and consumer staples were the worst-performing sectors within the Index.

  Security selection in the health care, financials, and communication services sectors was the largest detractor from the Fund’s performance.

  The Fund’s lower-volatility and larger-market-capitalization exposures relative to the Index were style headwinds.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Integrity Small-Cap Value Fund Class R - $25,915	Russell 3000® Index (regulatory broad based index) - $40,672	Russell 2000® Value Index - $28,123
6/16	$10,000	$10,000	$10,000
6/17	$12,242	$11,851	$12,486
6/18	$13,746	$13,602	$14,121
6/19	$12,730	$14,824	$13,241
6/20	$9,606	$15,792	$10,927
6/21	$17,283	$22,767	$18,934
6/22	$15,154	$19,610	$15,851
6/23	$17,558	$23,327	$16,803
6/24	$19,324	$28,721	$18,634
6/25	$18,623	$33,114	$19,666
6/26	$25,915	$40,672	$28,123

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class R	39.16%Footnote Reference	8.44%	9.99%
Russell 3000® Index	22.82%	12.31%	15.06%
Russell 2000® Value Index	43.01%	8.23%	10.89%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$1,148,547
Number of Holdings	130
Investment Advisory Fees	$9,106
Portfolio Turnover	45%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Communication Services	2.7%
Utilities	3.4%
Materials	4.7%
Energy	6.3%
Health Care	7.8%
Consumer Discretionary	8.9%
Real Estate	9.7%
Information Technology	11.8%
Industrials	13.9%
FinancialsFootnote Reference**	26.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Commerce Bancshares, Inc.	1.3%
The Chefs' Warehouse, Inc.	1.2%
Glacier Bancorp, Inc.	1.2%
Hancock Whitney Corp.	1.2%
M/I Homes, Inc.	1.2%
Essent Group Ltd.	1.1%
Ameris Bancorp	1.1%
The Timken Co.	1.1%
CVB Financial Corp.	1.1%
Curbline Properties Corp.	1.1%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MRVSX — AR (6/26)

Victory Integrity Small-Cap Value Fund

Class R6

Ticker: MVSSX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Integrity Small-Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$113	0.94%

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2026, the Fund underperformed its benchmark, the Russell 2000® Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy, all things related to AI, and geopolitical turmoil were large headline factors. Equities continued to make all-time highs in the second half of 2025 on the heels of earnings momentum and continued signs of runway for the AI secular growth theme. 2025 came to a close with muted results in December driven by a late-month rotation out of AI/technology stocks, profit taking, and uncertainty on the pace of future Federal Reserve interest rate cuts in 2026. As the calendar turned to 2026, the first quarter of the year was defined by a sharp transition from early-year momentum to late-quarter volatility, primarily driven by a significant geopolitical shock and shifting interest rate expectations. After starting the year with modest gains in January, major indices sold off in March as conflict in the Middle East sparked a massive spike in oil prices, reigniting inflation fears. U.S. equity markets saw a powerful 2026 second quarter advance fueled by robust momentum in AI-related technology sectors, strong corporate earnings, and easing geopolitical concerns surrounding the U.S.-Iran conflict. While the early gains were led by large-cap growth, the rally ultimately broadened to include value and small-cap benchmarks. For the one-year period ending June 30, 2026, small value stocks outperformed small growth stocks.

Top contributors to performance:

  Information technology, health care, and communication services were the top-performing sectors within the Index.

  The information technology, consumer discretionary, and utilities sectors were the largest positive contributors to the Fund’s performance.

  Sector weights were modestly positive on the Fund’s performance relative to the Index largely due to our overweight to information technology.

Top detractors from performance:

  Utilities and consumer staples were the worst-performing sectors within the Index.

  Security selection in the health care, financials, and communication services sectors was the largest detractor from the Fund’s performance.

  The Fund’s lower-volatility and larger-market-capitalization exposures relative to the Index were style headwinds.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Integrity Small-Cap Value Fund Class R6 - $28,055	Russell 3000® Index (regulatory broad based index) - $40,672	Russell 2000® Value Index - $28,123
6/16	$10,000	$10,000	$10,000
6/17	$12,340	$11,851	$12,486
6/18	$13,966	$13,602	$14,121
6/19	$13,034	$14,824	$13,241
6/20	$9,913	$15,792	$10,927
6/21	$17,984	$22,767	$18,934
6/22	$15,892	$19,610	$15,851
6/23	$18,559	$23,327	$16,803
6/24	$20,589	$28,721	$18,634
6/25	$20,001	$33,114	$19,666
6/26	$28,055	$40,672	$28,123

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class R6	40.27%Footnote Reference	9.30%	10.87%
Russell 3000® Index	22.82%	12.31%	15.06%
Russell 2000® Value Index	43.01%	8.23%	10.89%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$1,148,547
Number of Holdings	130
Investment Advisory Fees	$9,106
Portfolio Turnover	45%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Communication Services	2.7%
Utilities	3.4%
Materials	4.7%
Energy	6.3%
Health Care	7.8%
Consumer Discretionary	8.9%
Real Estate	9.7%
Information Technology	11.8%
Industrials	13.9%
FinancialsFootnote Reference**	26.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Commerce Bancshares, Inc.	1.3%
The Chefs' Warehouse, Inc.	1.2%
Glacier Bancorp, Inc.	1.2%
Hancock Whitney Corp.	1.2%
M/I Homes, Inc.	1.2%
Essent Group Ltd.	1.1%
Ameris Bancorp	1.1%
The Timken Co.	1.1%
CVB Financial Corp.	1.1%
Curbline Properties Corp.	1.1%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MVSSX — AR (6/26)

Victory Integrity Small-Cap Value Fund

Class Y

Ticker: VSVIX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Integrity Small-Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$126	1.05%

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2026, the Fund underperformed its benchmark, the Russell 2000® Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy, all things related to AI, and geopolitical turmoil were large headline factors. Equities continued to make all-time highs in the second half of 2025 on the heels of earnings momentum and continued signs of runway for the AI secular growth theme. 2025 came to a close with muted results in December driven by a late-month rotation out of AI/technology stocks, profit taking, and uncertainty on the pace of future Federal Reserve interest rate cuts in 2026. As the calendar turned to 2026, the first quarter of the year was defined by a sharp transition from early-year momentum to late-quarter volatility, primarily driven by a significant geopolitical shock and shifting interest rate expectations. After starting the year with modest gains in January, major indices sold off in March as conflict in the Middle East sparked a massive spike in oil prices, reigniting inflation fears. U.S. equity markets saw a powerful 2026 second quarter advance fueled by robust momentum in AI-related technology sectors, strong corporate earnings, and easing geopolitical concerns surrounding the U.S.-Iran conflict. While the early gains were led by large-cap growth, the rally ultimately broadened to include value and small-cap benchmarks. For the one-year period ending June 30, 2026, small value stocks outperformed small growth stocks.

Top contributors to performance:

  Information technology, health care, and communication services were the top-performing sectors within the Index.

  The information technology, consumer discretionary, and utilities sectors were the largest positive contributors to the Fund’s performance.

  Sector weights were modestly positive on the Fund’s performance relative to the Index largely due to our overweight to information technology.

Top detractors from performance:

  Utilities and consumer staples were the worst-performing sectors within the Index.

  Security selection in the health care, financials, and communication services sectors was the largest detractor from the Fund’s performance.

  The Fund’s lower-volatility and larger-market-capitalization exposures relative to the Index were style headwinds.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

Table Summary
	Victory Integrity Small-Cap Value Fund Class Y - $2,768,928	Russell 3000® Index (regulatory broad based index) - $4,067,175	Russell 2000® Value Index - $2,812,317
6/16	$1,000,000	$1,000,000	$1,000,000
6/17	$1,231,376	$1,185,095	$1,248,570
6/18	$1,391,527	$1,360,229	$1,412,122
6/19	$1,296,429	$1,482,412	$1,324,070
6/20	$984,765	$1,579,207	$1,092,663
6/21	$1,783,711	$2,276,654	$1,893,362
6/22	$1,574,622	$1,960,982	$1,585,114
6/23	$1,836,827	$2,332,660	$1,680,340
6/24	$2,035,994	$2,872,090	$1,863,426
6/25	$1,975,780	$3,311,398	$1,966,573
6/26	$2,768,928	$4,067,175	$2,812,317

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class Y	40.14%Footnote Reference	9.19%	10.72%
Russell 3000® Index	22.82%	12.31%	15.06%
Russell 2000® Value Index	43.01%	8.23%	10.89%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$1,148,547
Number of Holdings	130
Investment Advisory Fees	$9,106
Portfolio Turnover	45%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Communication Services	2.7%
Utilities	3.4%
Materials	4.7%
Energy	6.3%
Health Care	7.8%
Consumer Discretionary	8.9%
Real Estate	9.7%
Information Technology	11.8%
Industrials	13.9%
FinancialsFootnote Reference**	26.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Commerce Bancshares, Inc.	1.3%
The Chefs' Warehouse, Inc.	1.2%
Glacier Bancorp, Inc.	1.2%
Hancock Whitney Corp.	1.2%
M/I Homes, Inc.	1.2%
Essent Group Ltd.	1.1%
Ameris Bancorp	1.1%
The Timken Co.	1.1%
CVB Financial Corp.	1.1%
Curbline Properties Corp.	1.1%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VSVIX — AR (6/26)

Victory Integrity Small/Mid-Cap Value Fund

Class A

Ticker: MAISX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Integrity Small/Mid-Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$131	1.13%

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2026, the Fund underperformed its benchmark, the Russell 2500TM Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy, all things related to AI, and geopolitical turmoil were large headline factors. Equities continued to make all-time highs in the second half of 2025 on the heels of earnings momentum and continued signs of runway for the AI secular growth theme. 2025 came to a close with muted results in December driven by a late-month rotation out of AI/technology stocks, profit taking, and uncertainty on the pace of future Federal Reserve interest rate cuts in 2026. As the calendar turned to 2026, the first quarter of the year was defined by a sharp transition from early-year momentum to late-quarter volatility, primarily driven by a significant geopolitical shock and shifting interest rate expectations. After starting the year with modest gains in January, major indices sold off in March as conflict in the Middle East sparked a massive spike in oil prices, reigniting inflation fears. U.S. equity markets saw a powerful 2026 second quarter advance fueled by robust momentum in AI-related technology sectors, strong corporate earnings, and easing geopolitical concerns surrounding the U.S.-Iran conflict. While the early gains were led by large-cap growth, the rally ultimately broadened to include value and small-cap benchmarks. For the one-year period ending June 30, 2026, small/mid-cap value stocks outperformed small/mid-cap growth stocks.

Top contributors to performance:

• From an Index perspective, information technology, health care, and energy were the top-performing sectors.

• Consumer discretionary, industrials, and materials were the largest positive contributors to the Fund’s performance.

Top detractors from performance:

• From an Index perspective, consumer staples and consumer discretionary were the worst-performing sectors.

• Security selection in information technology was the largest detractor to the Fund’s performance.

• Sector weights were a drag on the Fund’s performance relative to the Index largely due to the Fund’s underweight in information technology.

• The Fund’s lower volatility and higher-volume exposures relative to the Index were style headwinds.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Integrity Small/Mid-Cap Value Fund Class A @ NAV - $29,360	Victory Integrity Small/Mid-Cap Value Fund Class A @ MOP - $27,670	Russell 3000® Index (regulatory broad based index) - $40,672	Russell 2500™ Value Index - $29,117
6/16	$10,000	$9,424	$10,000	$10,000
6/17	$12,097	$11,400	$11,851	$11,836
6/18	$13,567	$12,786	$13,602	$13,196
6/19	$13,342	$12,574	$14,824	$12,942
6/20	$10,811	$10,189	$15,792	$10,936
6/21	$18,726	$17,648	$22,767	$17,851
6/22	$17,107	$16,122	$19,610	$15,496
6/23	$19,687	$18,554	$23,327	$17,103
6/24	$21,581	$20,339	$28,721	$19,026
6/25	$22,217	$20,938	$33,114	$21,017
6/26	$29,360	$27,670	$40,672	$29,117

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	32.15%Footnote Reference	9.41%	11.37%
Class A @ MOP	24.56%	8.12%	10.71%
Russell 3000® Index	22.82%	12.31%	15.06%
Russell 2500™ Value Index	38.54%	10.28%	11.28%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$371,664
Number of Holdings	122
Investment Advisory Fees	$2,651
Portfolio Turnover	50%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	3.2%
Utilities	3.5%
Energy	4.2%
Materials	6.2%
Consumer Discretionary	8.0%
Real Estate	8.7%
Health Care	9.4%
Information Technology	14.4%
Financials	19.0%
Industrials	20.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Valmont Industries, Inc.	1.6%
The Timken Co.	1.5%
Commerce Bancshares, Inc.	1.4%
MKS, Inc.	1.3%
F5, Inc.	1.2%
WESCO International, Inc.	1.2%
Sensata Technologies Holding PLC	1.2%
Camden Property Trust	1.2%
Textron, Inc.	1.2%
C.H. Robinson Worldwide, Inc.	1.2%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MAISX — AR (6/26)

Victory Integrity Small/Mid-Cap Value Fund

Class R6

Ticker: MIRSX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Integrity Small/Mid-Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$96	0.83%

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2026, the Fund underperformed its benchmark, the Russell 2500TM Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy, all things related to AI, and geopolitical turmoil were large headline factors. Equities continued to make all-time highs in the second half of 2025 on the heels of earnings momentum and continued signs of runway for the AI secular growth theme. 2025 came to a close with muted results in December driven by a late-month rotation out of AI/technology stocks, profit taking, and uncertainty on the pace of future Federal Reserve interest rate cuts in 2026. As the calendar turned to 2026, the first quarter of the year was defined by a sharp transition from early-year momentum to late-quarter volatility, primarily driven by a significant geopolitical shock and shifting interest rate expectations. After starting the year with modest gains in January, major indices sold off in March as conflict in the Middle East sparked a massive spike in oil prices, reigniting inflation fears. U.S. equity markets saw a powerful 2026 second quarter advance fueled by robust momentum in AI-related technology sectors, strong corporate earnings, and easing geopolitical concerns surrounding the U.S.-Iran conflict. While the early gains were led by large-cap growth, the rally ultimately broadened to include value and small-cap benchmarks. For the one-year period ending June 30, 2026, small/mid-cap value stocks outperformed small/mid-cap growth stocks.

Top contributors to performance:

• From an Index perspective, information technology, health care, and energy were the top-performing sectors.

• Consumer discretionary, industrials, and materials were the largest positive contributors to the Fund’s performance.

Top detractors from performance:

• From an Index perspective, consumer staples and consumer discretionary were the worst-performing sectors.

• Security selection in information technology was the largest detractor to the Fund’s performance.

• Sector weights were a drag on the Fund’s performance relative to the Index largely due to the Fund’s underweight in information technology.

• The Fund’s lower volatility and higher-volume exposures relative to the Index were style headwinds.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Integrity Small/Mid-Cap Value Fund Class R6 - $30,263	Russell 3000® Index (regulatory broad based index) - $40,672	Russell 2500™ Value Index - $29,117
6/16	$10,000	$10,000	$10,000
6/17	$12,135	$11,851	$11,836
6/18	$13,656	$13,602	$13,196
6/19	$13,467	$14,824	$12,942
6/20	$10,948	$15,792	$10,936
6/21	$19,015	$22,767	$17,851
6/22	$17,421	$19,610	$15,496
6/23	$20,115	$23,327	$17,103
6/24	$22,122	$28,721	$19,026
6/25	$22,844	$33,114	$21,017
6/26	$30,263	$40,672	$29,117

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class R6	32.48%Footnote Reference	9.74%	11.71%
Russell 3000® Index	22.82%	12.31%	15.06%
Russell 2500™ Value Index	38.54%	10.28%	11.28%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$371,664
Number of Holdings	122
Investment Advisory Fees	$2,651
Portfolio Turnover	50%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	3.2%
Utilities	3.5%
Energy	4.2%
Materials	6.2%
Consumer Discretionary	8.0%
Real Estate	8.7%
Health Care	9.4%
Information Technology	14.4%
Financials	19.0%
Industrials	20.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Valmont Industries, Inc.	1.6%
The Timken Co.	1.5%
Commerce Bancshares, Inc.	1.4%
MKS, Inc.	1.3%
F5, Inc.	1.2%
WESCO International, Inc.	1.2%
Sensata Technologies Holding PLC	1.2%
Camden Property Trust	1.2%
Textron, Inc.	1.2%
C.H. Robinson Worldwide, Inc.	1.2%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MIRSX — AR (6/26)

Victory Integrity Small/Mid-Cap Value Fund

Class Y

Ticker: MYISX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Integrity Small/Mid-Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$102	0.88%

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2026, the Fund underperformed its benchmark, the Russell 2500TM Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy, all things related to AI, and geopolitical turmoil were large headline factors. Equities continued to make all-time highs in the second half of 2025 on the heels of earnings momentum and continued signs of runway for the AI secular growth theme. 2025 came to a close with muted results in December driven by a late-month rotation out of AI/technology stocks, profit taking, and uncertainty on the pace of future Federal Reserve interest rate cuts in 2026. As the calendar turned to 2026, the first quarter of the year was defined by a sharp transition from early-year momentum to late-quarter volatility, primarily driven by a significant geopolitical shock and shifting interest rate expectations. After starting the year with modest gains in January, major indices sold off in March as conflict in the Middle East sparked a massive spike in oil prices, reigniting inflation fears. U.S. equity markets saw a powerful 2026 second quarter advance fueled by robust momentum in AI-related technology sectors, strong corporate earnings, and easing geopolitical concerns surrounding the U.S.-Iran conflict. While the early gains were led by large-cap growth, the rally ultimately broadened to include value and small-cap benchmarks. For the one-year period ending June 30, 2026, small/mid-cap value stocks outperformed small/mid-cap growth stocks.

Top contributors to performance:

• From an Index perspective, information technology, health care, and energy were the top-performing sectors.

• Consumer discretionary, industrials, and materials were the largest positive contributors to the Fund’s performance.

Top detractors from performance:

• From an Index perspective, consumer staples and consumer discretionary were the worst-performing sectors.

• Security selection in information technology was the largest detractor to the Fund’s performance.

• Sector weights were a drag on the Fund’s performance relative to the Index largely due to the Fund’s underweight in information technology.

• The Fund’s lower volatility and higher-volume exposures relative to the Index were style headwinds.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

Table Summary
	Victory Integrity Small/Mid-Cap Value Fund Class Y - $3,010,999	Russell 3000® Index (regulatory broad based index) - $4,067,175	Russell 2500™ Value Index - $2,911,702
6/16	$1,000,000	$1,000,000	$1,000,000
6/17	$1,212,486	$1,185,095	$1,183,606
6/18	$1,364,215	$1,360,229	$1,319,589
6/19	$1,344,427	$1,482,412	$1,294,199
6/20	$1,092,589	$1,579,207	$1,093,616
6/21	$1,896,803	$2,276,654	$1,785,118
6/22	$1,736,617	$1,960,982	$1,549,600
6/23	$2,004,468	$2,332,660	$1,710,302
6/24	$2,202,463	$2,872,090	$1,902,570
6/25	$2,272,551	$3,311,398	$2,101,739
6/26	$3,010,999	$4,067,175	$2,911,702

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class Y	32.49%Footnote Reference	9.68%	11.65%
Russell 3000® Index	22.82%	12.31%	15.06%
Russell 2500™ Value Index	38.54%	10.28%	11.28%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$371,664
Number of Holdings	122
Investment Advisory Fees	$2,651
Portfolio Turnover	50%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	3.2%
Utilities	3.5%
Energy	4.2%
Materials	6.2%
Consumer Discretionary	8.0%
Real Estate	8.7%
Health Care	9.4%
Information Technology	14.4%
Financials	19.0%
Industrials	20.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Valmont Industries, Inc.	1.6%
The Timken Co.	1.5%
Commerce Bancshares, Inc.	1.4%
MKS, Inc.	1.3%
F5, Inc.	1.2%
WESCO International, Inc.	1.2%
Sensata Technologies Holding PLC	1.2%
Camden Property Trust	1.2%
Textron, Inc.	1.2%
C.H. Robinson Worldwide, Inc.	1.2%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MYISX — AR (6/26)

Victory Integrity Small/Mid-Cap Value Fund

Member Class

Ticker: MMMSX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Integrity Small/Mid-Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$110	0.95%

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2026, the Fund underperformed its benchmark, the Russell 2500TM Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy, all things related to AI, and geopolitical turmoil were large headline factors. Equities continued to make all-time highs in the second half of 2025 on the heels of earnings momentum and continued signs of runway for the AI secular growth theme. 2025 came to a close with muted results in December driven by a late-month rotation out of AI/technology stocks, profit taking, and uncertainty on the pace of future Federal Reserve interest rate cuts in 2026. As the calendar turned to 2026, the first quarter of the year was defined by a sharp transition from early-year momentum to late-quarter volatility, primarily driven by a significant geopolitical shock and shifting interest rate expectations. After starting the year with modest gains in January, major indices sold off in March as conflict in the Middle East sparked a massive spike in oil prices, reigniting inflation fears. U.S. equity markets saw a powerful 2026 second quarter advance fueled by robust momentum in AI-related technology sectors, strong corporate earnings, and easing geopolitical concerns surrounding the U.S.-Iran conflict. While the early gains were led by large-cap growth, the rally ultimately broadened to include value and small-cap benchmarks. For the one-year period ending June 30, 2026, small/mid-cap value stocks outperformed small/mid-cap growth stocks.

Top contributors to performance:

• From an Index perspective, information technology, health care, and energy were the top-performing sectors.

• Consumer discretionary, industrials, and materials were the largest positive contributors to the Fund’s performance.

Top detractors from performance:

• From an Index perspective, consumer staples and consumer discretionary were the worst-performing sectors.

• Security selection in information technology was the largest detractor to the Fund’s performance.

• Sector weights were a drag on the Fund’s performance relative to the Index largely due to the Fund’s underweight in information technology.

• The Fund’s lower volatility and higher-volume exposures relative to the Index were style headwinds.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Integrity Small/Mid-Cap Value Fund Member Class - $24,859	Russell 3000® Index (regulatory broad based index) - $23,807	Russell 2500™ Value Index - $24,555
11/20Footnote Reference*	$10,000	$10,000	$10,000
6/21	$15,717	$13,326	$15,054
6/22	$14,373	$11,478	$13,068
6/23	$16,578	$13,654	$14,423
6/24	$18,209	$16,812	$16,045
6/25	$18,779	$19,383	$17,724
6/26	$24,859	$23,807	$24,555
Footnote	Description
Footnote*	Inception date for the Victory Integrity Small/Mid-Cap Value Fund, Member Class is 11/3/2020.

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	Since Inception
Member Class	32.38%Footnote Reference	9.60%	17.46%Footnote Reference
Russell 3000® Index	22.82%	12.31%	16.57%
Russell 2500™ Value Index	38.54%	10.28%	17.21%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$371,664
Number of Holdings	122
Investment Advisory Fees	$2,651
Portfolio Turnover	50%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	3.2%
Utilities	3.5%
Energy	4.2%
Materials	6.2%
Consumer Discretionary	8.0%
Real Estate	8.7%
Health Care	9.4%
Information Technology	14.4%
Financials	19.0%
Industrials	20.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Valmont Industries, Inc.	1.6%
The Timken Co.	1.5%
Commerce Bancshares, Inc.	1.4%
MKS, Inc.	1.3%
F5, Inc.	1.2%
WESCO International, Inc.	1.2%
Sensata Technologies Holding PLC	1.2%
Camden Property Trust	1.2%
Textron, Inc.	1.2%
C.H. Robinson Worldwide, Inc.	1.2%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

MMMSX — AR (6/26)

Victory Multi-Cap Fund

Class A

Ticker: MNNAX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Multi-Cap Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$139	1.21%

What affected the Fund’s performance during the last year?

Top contributors to performance:

• Relative to the Russell 3000® Index, the Fund generated its strongest relative performance within the financials, information technology, and health care sectors.

• Stocks that contributed most positively to the Fund’s relative performance were KLA Corp. and Seagate Technology Holdings PLC.

Top detractors from performance:

• The absence of positions in Advanced Micro Devices, Inc. and Intel Corp. detracted from the Fund’s relative performance.

• The materials sector was the largest detractor from the Fund's relative performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Multi-Cap Fund Class A @ NAV - $40,543	Victory Multi-Cap Fund Class A @ MOP - $38,212	Russell 3000® Index (regulatory broad based index) - $40,672	S&P 500® Index - $42,271
6/16	$10,000	$9,425	$10,000	$10,000
6/17	$11,740	$11,065	$11,851	$11,790
6/18	$13,310	$12,545	$13,602	$13,484
6/19	$13,691	$12,904	$14,824	$14,889
6/20	$13,899	$13,101	$15,792	$16,006
6/21	$19,465	$18,346	$22,767	$22,536
6/22	$17,768	$16,747	$19,610	$20,144
6/23	$21,645	$20,401	$23,327	$24,091
6/24	$26,631	$25,100	$28,721	$30,006
6/25	$31,055	$29,270	$33,114	$34,556
6/26	$40,543	$38,212	$40,672	$42,271

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	30.55%Footnote Reference	15.81%Footnote Reference	15.02%Footnote Reference
Class A @ MOP	23.05%	14.44%	14.35%
Russell 3000® Index	22.82%	12.31%	15.06%
S&P 500® Index	22.32%	13.41%	15.51%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$584,325
Number of Holdings	124
Investment Advisory Fees	$4,005
Portfolio Turnover	69%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Materials	1.4%
Utilities	1.5%
Energy	3.3%
Consumer Staples	5.0%
Communication Services	7.6%
Consumer Discretionary	7.8%
Industrials	9.4%
Financials	9.6%
Health Care	12.0%
Information TechnologyFootnote Reference**	39.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	7.7%
Apple, Inc.	7.6%
Alphabet, Inc., Class A	4.6%
KLA Corp.	3.9%
Microsoft Corp.	3.9%
Broadcom, Inc.	2.9%
Amazon.com, Inc.	2.7%
Eli Lilly & Co.	2.5%
Micron Technology, Inc.	2.2%
JPMorgan Chase & Co.	2.0%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective November 1, 2025, Victory Munder Multi-Cap Fund was renamed to Victory Multi-Cap Fund. The Fund’s investment objective, principal investment strategies, principal risks and management did not change.

For more complete information, you may review the Fund's prospectus, issued November 1, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MNNAX — AR (6/26)

Victory Multi-Cap Fund

Class C

Ticker: MNNCX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Multi-Cap Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$248	2.16%

What affected the Fund’s performance during the last year?

Top contributors to performance:

• Relative to the Russell 3000® Index, the Fund generated its strongest relative performance within the financials, information technology, and health care sectors.

• Stocks that contributed most positively to the Fund’s relative performance were KLA Corp. and Seagate Technology Holdings PLC.

Top detractors from performance:

• The absence of positions in Advanced Micro Devices, Inc. and Intel Corp. detracted from the Fund’s relative performance.

• The materials sector was the largest detractor from the Fund's relative performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Multi-Cap Fund Class C @ NAV - $37,972	Victory Multi-Cap Fund Class C @ CDSC - $37,972	Russell 3000® Index (regulatory broad based index) - $40,672	S&P 500® Index - $42,271
6/16	$10,000	$10,000	$10,000	$10,000
6/17	$11,645	$11,645	$11,851	$11,790
6/18	$13,099	$13,099	$13,602	$13,484
6/19	$13,389	$13,389	$14,824	$14,889
6/20	$13,481	$13,481	$15,792	$16,006
6/21	$18,722	$18,722	$22,767	$22,536
6/22	$16,939	$16,939	$19,610	$20,144
6/23	$20,458	$20,458	$23,327	$24,091
6/24	$24,943	$24,943	$28,721	$30,006
6/25	$29,086	$29,086	$33,114	$34,556
6/26	$37,972	$37,972	$40,672	$42,271

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class C @ NAV	29.34%Footnote Reference	14.76%	14.27%
Class C @ CDSC	28.34%	14.76%	14.27%
Russell 3000® Index	22.82%	12.31%	15.06%
S&P 500® Index	22.32%	13.41%	15.51%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$584,325
Number of Holdings	124
Investment Advisory Fees	$4,005
Portfolio Turnover	69%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Materials	1.4%
Utilities	1.5%
Energy	3.3%
Consumer Staples	5.0%
Communication Services	7.6%
Consumer Discretionary	7.8%
Industrials	9.4%
Financials	9.6%
Health Care	12.0%
Information TechnologyFootnote Reference**	39.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	7.7%
Apple, Inc.	7.6%
Alphabet, Inc., Class A	4.6%
KLA Corp.	3.9%
Microsoft Corp.	3.9%
Broadcom, Inc.	2.9%
Amazon.com, Inc.	2.7%
Eli Lilly & Co.	2.5%
Micron Technology, Inc.	2.2%
JPMorgan Chase & Co.	2.0%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective November 1, 2025, Victory Munder Multi-Cap Fund was renamed to Victory Multi-Cap Fund. The Fund’s investment objective, principal investment strategies, principal risks and management did not change.

For more complete information, you may review the Fund's prospectus, issued November 1, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MNNCX — AR (6/26)

Victory Multi-Cap Fund

Class Y

Ticker: MNNYX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Multi-Cap Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$109	0.94%

What affected the Fund’s performance during the last year?

Top contributors to performance:

• Relative to the Russell 3000® Index, the Fund generated its strongest relative performance within the financials, information technology, and health care sectors.

• Stocks that contributed most positively to the Fund’s relative performance were KLA Corp. and Seagate Technology Holdings PLC.

Top detractors from performance:

• The absence of positions in Advanced Micro Devices, Inc. and Intel Corp. detracted from the Fund’s relative performance.

• The materials sector was the largest detractor from the Fund's relative performance.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

Table Summary
	Victory Multi-Cap Fund Class Y - $4,192,304	Russell 3000® Index (regulatory broad based index) - $4,067,175	S&P 500® Index - $4,227,112
6/16	$1,000,000	$1,000,000	$1,000,000
6/17	$1,178,553	$1,185,095	$1,178,960
6/18	$1,341,270	$1,360,229	$1,348,424
6/19	$1,384,285	$1,482,412	$1,488,895
6/20	$1,410,936	$1,579,207	$1,600,639
6/21	$1,982,898	$2,276,654	$2,253,606
6/22	$1,815,892	$1,960,982	$2,014,367
6/23	$2,219,008	$2,332,660	$2,409,064
6/24	$2,738,695	$2,872,090	$3,000,635
6/25	$3,202,497	$3,311,398	$3,455,641
6/26	$4,192,304	$4,067,175	$4,227,112

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class Y	30.91%Footnote Reference	16.15%Footnote Reference	15.41%Footnote Reference
Russell 3000® Index	22.82%	12.31%	15.06%
S&P 500® Index	22.32%	13.41%	15.51%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$584,325
Number of Holdings	124
Investment Advisory Fees	$4,005
Portfolio Turnover	69%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Materials	1.4%
Utilities	1.5%
Energy	3.3%
Consumer Staples	5.0%
Communication Services	7.6%
Consumer Discretionary	7.8%
Industrials	9.4%
Financials	9.6%
Health Care	12.0%
Information TechnologyFootnote Reference**	39.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	7.7%
Apple, Inc.	7.6%
Alphabet, Inc., Class A	4.6%
KLA Corp.	3.9%
Microsoft Corp.	3.9%
Broadcom, Inc.	2.9%
Amazon.com, Inc.	2.7%
Eli Lilly & Co.	2.5%
Micron Technology, Inc.	2.2%
JPMorgan Chase & Co.	2.0%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective November 1, 2025, Victory Munder Multi-Cap Fund was renamed to Victory Multi-Cap Fund. The Fund’s investment objective, principal investment strategies, principal risks and management did not change.

For more complete information, you may review the Fund's prospectus, issued November 1, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MNNYX — AR (6/26)

Victory S&P 500 Index Fund

Class A

Ticker: MUXAX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory S&P 500 Index Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$57	0.51%

What affected the Fund’s performance during the last year?

During the reporting period, the Fund had positive absolute returns.

Top contributors to performance:

• During the reporting period, all 11 sectors delivered positive absolute returns.

• The information technology sector was the best-performing sector.

Top detractors from performance:

• The financials sector lagged all other sectors.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory S&P 500 Index Fund Class A @ NAV - $40,058	Victory S&P 500 Index Fund Class A @ MOP - $39,162	S&P 500® Index (regulatory broad based index) - $42,271
6/16	$10,000	$9,776	$10,000
6/17	$11,716	$11,454	$11,790
6/18	$13,324	$13,026	$13,484
6/19	$14,630	$14,302	$14,889
6/20	$15,648	$15,298	$16,006
6/21	$21,907	$21,417	$22,536
6/22	$19,473	$19,037	$20,144
6/23	$23,149	$22,631	$24,091
6/24	$28,674	$28,033	$30,006
6/25	$32,919	$32,183	$34,556
6/26	$40,058	$39,162	$42,271

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	21.69%Footnote Reference	12.83%	14.89%
Class A @ MOP	18.95%	12.32%	14.63%
S&P 500® Index	22.32%	13.41%	15.51%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$296,274
Number of Holdings	509
Investment Advisory Fees	$537
Portfolio Turnover	5%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Materials	1.8%
Utilities	2.2%
Energy	3.0%
Consumer Staples	4.5%
Health Care	8.8%
Industrials	8.9%
Consumer Discretionary	9.2%
Communication Services	9.6%
Financials	11.7%
Information TechnologyFootnote Reference**	37.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	7.5%
Apple, Inc.	6.6%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class C	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc., Class A	1.9%
Tesla, Inc.	1.8%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MUXAX — AR (6/26)

Victory S&P 500 Index Fund

Class R

Ticker: MUXRX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory S&P 500 Index Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$92	0.83%

What affected the Fund’s performance during the last year?

During the reporting period, the Fund had positive absolute returns.

Top contributors to performance:

• During the reporting period, all 11 sectors delivered positive absolute returns.

• The information technology sector was the best-performing sector.

Top detractors from performance:

• The financials sector lagged all other sectors.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory S&P 500 Index Fund Class R - $38,530	S&P 500® Index (regulatory broad based index) - $42,271
6/16	$10,000	$10,000
6/17	$11,659	$11,790
6/18	$13,211	$13,484
6/19	$14,441	$14,889
6/20	$15,390	$16,006
6/21	$21,458	$22,536
6/22	$18,998	$20,144
6/23	$22,493	$24,091
6/24	$27,775	$30,006
6/25	$31,773	$34,556
6/26	$38,530	$42,271

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class R	21.27%Footnote Reference	12.42%	14.44%
S&P 500® Index	22.32%	13.41%	15.51%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$296,274
Number of Holdings	509
Investment Advisory Fees	$537
Portfolio Turnover	5%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Materials	1.8%
Utilities	2.2%
Energy	3.0%
Consumer Staples	4.5%
Health Care	8.8%
Industrials	8.9%
Consumer Discretionary	9.2%
Communication Services	9.6%
Financials	11.7%
Information TechnologyFootnote Reference**	37.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	7.5%
Apple, Inc.	6.6%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class C	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc., Class A	1.9%
Tesla, Inc.	1.8%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MUXRX — AR (6/26)

Victory S&P 500 Index Fund

Class Y

Ticker: MUXYX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory S&P 500 Index Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$41	0.37%

What affected the Fund’s performance during the last year?

During the reporting period, the Fund had positive absolute returns.

Top contributors to performance:

• During the reporting period, all 11 sectors delivered positive absolute returns.

• The information technology sector was the best-performing sector.

Top detractors from performance:

• The financials sector lagged all other sectors.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

Table Summary
	Victory S&P 500 Index Fund Class Y - $4,050,825	S&P 500® Index (regulatory broad based index) - $4,227,112
6/16	$1,000,000	$1,000,000
6/17	$1,173,344	$1,178,960
6/18	$1,337,139	$1,348,424
6/19	$1,469,858	$1,488,895
6/20	$1,573,846	$1,600,639
6/21	$2,205,884	$2,253,606
6/22	$1,961,988	$2,014,367
6/23	$2,334,313	$2,409,064
6/24	$2,893,734	$3,000,635
6/25	$3,324,577	$3,455,641
6/26	$4,050,825	$4,227,112

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class Y	21.85%Footnote Reference	12.93%	15.01%Footnote Reference
S&P 500® Index	22.32%	13.41%	15.51%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$296,274
Number of Holdings	509
Investment Advisory Fees	$537
Portfolio Turnover	5%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Materials	1.8%
Utilities	2.2%
Energy	3.0%
Consumer Staples	4.5%
Health Care	8.8%
Industrials	8.9%
Consumer Discretionary	9.2%
Communication Services	9.6%
Financials	11.7%
Information TechnologyFootnote Reference**	37.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	7.5%
Apple, Inc.	6.6%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class C	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc., Class A	1.9%
Tesla, Inc.	1.8%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MUXYX — AR (6/26)

Victory Mid-Cap Core Growth Fund

Class A

Ticker: MGOAX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Mid-Cap Core Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$143	1.26%

What affected the Fund’s performance during the last year?

Top contributors to performance:

• The Fund’s best-performing sectors for the year on a relative basis were industrials and financials relative to the Russell MidCap® Index (the “Index”).

• The largest individual contributors to the Fund’s relative performance were Comfort Systems USA, Inc. and BrightSpring Health Services, Inc.

Top detractors from performance:

• The Fund’s worst-performing sectors were information technology and materials.

• The absence of positions in Western Digital Corp. and Corning, Inc., both holdings within the Index, were the Fund’s two largest individual detractors over the past year.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Mid-Cap Core Growth Fund Class A @ NAV - $29,222	Victory Mid-Cap Core Growth Fund Class A @ MOP - $27,538	S&P 500® Index (regulatory broad based index) - $42,271	Russell Midcap® Index - $31,060	Russell Midcap® Growth Index - $34,075
6/16	$10,000	$9,424	$10,000	$10,000	$10,000
6/17	$11,718	$11,043	$11,790	$11,648	$11,705
6/18	$13,133	$12,377	$13,484	$13,084	$13,873
6/19	$13,682	$12,894	$14,889	$14,108	$15,806
6/20	$13,266	$12,502	$16,006	$13,792	$17,689
6/21	$19,571	$18,443	$22,536	$20,660	$25,432
6/22	$16,274	$15,337	$20,144	$17,087	$17,911
6/23	$18,119	$17,075	$24,091	$19,637	$22,054
6/24	$20,207	$19,043	$30,006	$22,165	$25,373
6/25	$22,896	$21,577	$34,556	$25,536	$32,095
6/26	$29,222	$27,538	$42,271	$31,060	$34,075

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	27.63%Footnote Reference	8.35%	11.32%
Class A @ MOP	20.29%	7.07%	10.66%
S&P 500® Index	22.32%	13.41%	15.51%
Russell Midcap® Index	21.63%	8.50%	12.00%
Russell Midcap® Growth Index	6.17%	6.03%	13.04%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$319,368
Number of Holdings	114
Investment Advisory Fees	$2,163
Portfolio Turnover	100%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Real Estate	3.1%
Materials	3.9%
Consumer Staples	4.9%
Utilities	6.1%
Energy	6.8%
Consumer Discretionary	9.2%
Health Care	9.4%
Information Technology	15.2%
Financials	16.5%
Industrials	22.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
The Allstate Corp.	2.7%
Comfort Systems USA, Inc.	2.7%
Ralph Lauren Corp., Class A	1.9%
Monolithic Power Systems, Inc.	1.9%
BrightSpring Health Services, Inc.	1.9%
Affiliated Managers Group, Inc.	1.9%
Synchrony Financial	1.8%
FirstEnergy Corp.	1.7%
EMCOR Group, Inc.	1.7%
Delta Air Lines, Inc.	1.7%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective November 1, 2025, Victory Munder Mid-Cap Core Growth was renamed to Victory Mid-Cap Core Growth Fund. The Fund’s investment objective, principal investment strategies, principal risks and management did not change.

For more complete information, you may review the Fund's prospectus, issued November 1, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MGOAX — AR (6/26)

Victory Mid-Cap Core Growth Fund

Class C

Ticker: MGOTX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Mid-Cap Core Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$240	2.12%

What affected the Fund’s performance during the last year?

Top contributors to performance:

• The Fund’s best-performing sectors for the year on a relative basis were industrials and financials relative to the Russell MidCap® Index (the “Index”).

• The largest individual contributors to the Fund’s relative performance were Comfort Systems USA, Inc. and BrightSpring Health Services, Inc.

Top detractors from performance:

• The Fund’s worst-performing sectors were information technology and materials.

• The absence of positions in Western Digital Corp. and Corning, Inc., both holdings within the Index, were the Fund’s two largest individual detractors over the past year.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Mid-Cap Core Growth Fund Class C @ NAV - $27,518	Victory Mid-Cap Core Growth Fund Class C @ CDSC - $27,518	S&P 500® Index (regulatory broad based index) - $42,271	Russell Midcap® Index - $31,060	Russell Midcap® Growth Index - $34,075
6/16	$10,000	$10,000	$10,000	$10,000	$10,000
6/17	$11,643	$11,643	$11,790	$11,648	$11,705
6/18	$12,955	$12,955	$13,484	$13,084	$13,873
6/19	$13,410	$13,410	$14,889	$14,108	$15,806
6/20	$12,897	$12,897	$16,006	$13,792	$17,689
6/21	$18,895	$18,895	$22,536	$20,660	$25,432
6/22	$15,583	$15,583	$20,144	$17,087	$17,911
6/23	$17,188	$17,188	$24,091	$19,637	$22,054
6/24	$19,029	$19,029	$30,006	$22,165	$25,373
6/25	$21,561	$21,561	$34,556	$25,536	$32,095
6/26	$27,518	$27,518	$42,271	$31,060	$34,075

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class C @ NAV	26.55%Footnote Reference	7.40%	10.65%
Class C @ CDSC	25.55%	7.40%	10.65%
S&P 500® Index	22.32%	13.41%	15.51%
Russell Midcap® Index	21.63%	8.50%	12.00%
Russell Midcap® Growth Index	6.17%	6.03%	13.04%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$319,368
Number of Holdings	114
Investment Advisory Fees	$2,163
Portfolio Turnover	100%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Real Estate	3.1%
Materials	3.9%
Consumer Staples	4.9%
Utilities	6.1%
Energy	6.8%
Consumer Discretionary	9.2%
Health Care	9.4%
Information Technology	15.2%
Financials	16.5%
Industrials	22.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
The Allstate Corp.	2.7%
Comfort Systems USA, Inc.	2.7%
Ralph Lauren Corp., Class A	1.9%
Monolithic Power Systems, Inc.	1.9%
BrightSpring Health Services, Inc.	1.9%
Affiliated Managers Group, Inc.	1.9%
Synchrony Financial	1.8%
FirstEnergy Corp.	1.7%
EMCOR Group, Inc.	1.7%
Delta Air Lines, Inc.	1.7%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective November 1, 2025, Victory Munder Mid-Cap Core Growth was renamed to Victory Mid-Cap Core Growth Fund. The Fund’s investment objective, principal investment strategies, principal risks and management did not change.

For more complete information, you may review the Fund's prospectus, issued November 1, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MGOTX — AR (6/26)

Victory Mid-Cap Core Growth Fund

Class R6

Ticker: MGOSX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Mid-Cap Core Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$99	0.87%

What affected the Fund’s performance during the last year?

Top contributors to performance:

• The Fund’s best-performing sectors for the year on a relative basis were industrials and financials relative to the Russell MidCap® Index (the “Index”).

• The largest individual contributors to the Fund’s relative performance were Comfort Systems USA, Inc. and BrightSpring Health Services, Inc.

Top detractors from performance:

• The Fund’s worst-performing sectors were information technology and materials.

• The absence of positions in Western Digital Corp. and Corning, Inc., both holdings within the Index, were the Fund’s two largest individual detractors over the past year.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Mid-Cap Core Growth Fund Class R6 - $30,421	S&P 500® Index (regulatory broad based index) - $42,271	Russell Midcap® Index - $31,060	Russell Midcap® Growth Index - $34,075
6/16	$10,000	$10,000	$10,000	$10,000
6/17	$11,773	$11,790	$11,648	$11,705
6/18	$13,252	$13,484	$13,084	$13,873
6/19	$13,857	$14,889	$14,108	$15,806
6/20	$13,497	$16,006	$13,792	$17,689
6/21	$20,002	$22,536	$20,660	$25,432
6/22	$16,695	$20,144	$17,087	$17,911
6/23	$18,657	$24,091	$19,637	$22,054
6/24	$20,891	$30,006	$22,165	$25,373
6/25	$23,746	$34,556	$25,536	$32,095
6/26	$30,421	$42,271	$31,060	$34,075

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class R6	28.11%Footnote Reference	8.75%	11.77%
S&P 500® Index	22.32%	13.41%	15.51%
Russell Midcap® Index	21.63%	8.50%	12.00%
Russell Midcap® Growth Index	6.17%	6.03%	13.04%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$319,368
Number of Holdings	114
Investment Advisory Fees	$2,163
Portfolio Turnover	100%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Real Estate	3.1%
Materials	3.9%
Consumer Staples	4.9%
Utilities	6.1%
Energy	6.8%
Consumer Discretionary	9.2%
Health Care	9.4%
Information Technology	15.2%
Financials	16.5%
Industrials	22.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
The Allstate Corp.	2.7%
Comfort Systems USA, Inc.	2.7%
Ralph Lauren Corp., Class A	1.9%
Monolithic Power Systems, Inc.	1.9%
BrightSpring Health Services, Inc.	1.9%
Affiliated Managers Group, Inc.	1.9%
Synchrony Financial	1.8%
FirstEnergy Corp.	1.7%
EMCOR Group, Inc.	1.7%
Delta Air Lines, Inc.	1.7%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective November 1, 2025, Victory Munder Mid-Cap Core Growth was renamed to Victory Mid-Cap Core Growth Fund. The Fund’s investment objective, principal investment strategies, principal risks and management did not change.

For more complete information, you may review the Fund's prospectus, issued November 1, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MGOSX — AR (6/26)

Victory Mid-Cap Core Growth Fund

Class Y

Ticker: MGOYX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Mid-Cap Core Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$113	0.99%

What affected the Fund’s performance during the last year?

Top contributors to performance:

• The Fund’s best-performing sectors for the year on a relative basis were industrials and financials relative to the Russell MidCap® Index (the “Index”).

• The largest individual contributors to the Fund’s relative performance were Comfort Systems USA, Inc. and BrightSpring Health Services, Inc.

Top detractors from performance:

• The Fund’s worst-performing sectors were information technology and materials.

• The absence of positions in Western Digital Corp. and Corning, Inc., both holdings within the Index, were the Fund’s two largest individual detractors over the past year.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

Table Summary
	Victory Mid-Cap Core Growth Fund Class Y - $3,004,823	S&P 500® Index (regulatory broad based index) - $4,227,112	Russell Midcap® Index - $3,105,993	Russell Midcap® Growth Index - $3,407,536
6/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
6/17	$1,174,874	$1,178,960	$1,164,839	$1,170,467
6/18	$1,320,383	$1,348,424	$1,308,414	$1,387,259
6/19	$1,379,336	$1,488,895	$1,410,801	$1,580,637
6/20	$1,341,208	$1,600,639	$1,379,200	$1,768,910
6/21	$1,984,956	$2,253,606	$2,066,025	$2,543,186
6/22	$1,654,715	$2,014,367	$1,708,681	$1,791,055
6/23	$1,847,355	$2,409,064	$1,963,692	$2,205,359
6/24	$2,067,481	$3,000,635	$2,216,526	$2,537,314
6/25	$2,347,539	$3,455,641	$2,553,558	$3,209,452
6/26	$3,004,823	$4,227,112	$3,105,993	$3,407,536

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class Y	28.00%Footnote Reference	8.65%	11.63%
S&P 500® Index	22.32%	13.41%	15.51%
Russell Midcap® Index	21.63%	8.50%	12.00%
Russell Midcap® Growth Index	6.17%	6.03%	13.04%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$319,368
Number of Holdings	114
Investment Advisory Fees	$2,163
Portfolio Turnover	100%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Real Estate	3.1%
Materials	3.9%
Consumer Staples	4.9%
Utilities	6.1%
Energy	6.8%
Consumer Discretionary	9.2%
Health Care	9.4%
Information Technology	15.2%
Financials	16.5%
Industrials	22.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
The Allstate Corp.	2.7%
Comfort Systems USA, Inc.	2.7%
Ralph Lauren Corp., Class A	1.9%
Monolithic Power Systems, Inc.	1.9%
BrightSpring Health Services, Inc.	1.9%
Affiliated Managers Group, Inc.	1.9%
Synchrony Financial	1.8%
FirstEnergy Corp.	1.7%
EMCOR Group, Inc.	1.7%
Delta Air Lines, Inc.	1.7%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective November 1, 2025, Victory Munder Mid-Cap Core Growth was renamed to Victory Mid-Cap Core Growth Fund. The Fund’s investment objective, principal investment strategies, principal risks and management did not change.

For more complete information, you may review the Fund's prospectus, issued November 1, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MGOYX — AR (6/26)

Victory Trivalent International Fund - Core Equity

Class A

Ticker: MAICX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Trivalent International Fund - Core Equity (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$111	0.95%

What affected the Fund’s performance during the last year?

International returns were supported by continued enthusiasm for artificial intelligence and resilient corporate earnings despite a challenging geopolitical backdrop. All six regions posted gains during the period. Nine of the eleven sectors posted gains, with technology the highest-performing sector. The communication services sector trailed the broader MSCI ACWI ex USA Index (the "Index”).

Top contributors to performance:

• Security selection was positive and yielded relative outperformance for the Fund.

• Excess returns were generated in five of the six regions and eight of the eleven economic sectors relative to the Index.

• From a regional standpoint, security selection was strongest in Japan.

• From a sector standpoint, security selection was strongest in technology.

• From a style perspective, the Fund’s multi-factor exposure had a positive impact on relative performance, with business momentum generating the strongest signal. Exposure to value and quality were also additive.

Top detractors from performance:

• From a regional perspective, security selection was weakest in the UK.

• From a sector standpoint, security selection was weakest in utilities.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Trivalent International Fund - Core Equity Class A @ NAV - $26,987	Victory Trivalent International Fund - Core Equity Class A @ MOP - $25,423	MSCI ACWI ex USA Index (Net) (regulatory broad based index) - $25,765
6/16	$10,000	$9,421	$10,000
6/17	$11,895	$11,206	$12,045
6/18	$12,816	$12,074	$12,922
6/19	$12,618	$11,887	$13,088
6/20	$12,005	$11,309	$12,460
6/21	$15,640	$14,734	$16,910
6/22	$12,617	$11,886	$13,626
6/23	$14,520	$13,679	$15,359
6/24	$16,824	$15,849	$17,144
6/25	$20,226	$19,054	$20,183
6/26	$26,987	$25,423	$25,765

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	33.43%Footnote Reference	11.53%	10.44%
Class A @ MOP	25.77%	10.21%	9.78%
MSCI ACWI ex USA Index (Net)	27.66%	8.79%	9.93%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$336,059
Number of Holdings	201
Investment Advisory Fees	$2,187
Portfolio Turnover	44%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
Utilities	3.4%
Communication Services	3.7%
Energy	4.0%
Consumer Staples	4.7%
Health Care	6.8%
Materials	6.8%
Consumer Discretionary	7.1%
Industrials	14.1%
Financials	22.0%
Information Technology	23.4%
Table Summary
Value	Value
Japan	15.4%
Taiwan	9.0%
South Korea	7.7%
Canada	7.6%
United Kingdom	7.5%
Switzerland	6.0%
France	5.5%
Netherlands	5.2%
OtherFootnote Reference**	35.5%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Includes countries comprising less than 5.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MAICX — AR (6/26)

Victory Trivalent International Fund - Core Equity

Class I

Ticker: MICIX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Trivalent International Fund - Core Equity (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$70	0.60%

What affected the Fund’s performance during the last year?

International returns were supported by continued enthusiasm for artificial intelligence and resilient corporate earnings despite a challenging geopolitical backdrop. All six regions posted gains during the period. Nine of the eleven sectors posted gains, with technology the highest-performing sector. The communication services sector trailed the broader MSCI ACWI ex USA Index (the "Index”).

Top contributors to performance:

• Security selection was positive and yielded relative outperformance for the Fund.

• Excess returns were generated in five of the six regions and eight of the eleven economic sectors relative to the Index.

• From a regional standpoint, security selection was strongest in Japan.

• From a sector standpoint, security selection was strongest in technology.

• From a style perspective, the Fund’s multi-factor exposure had a positive impact on relative performance, with business momentum generating the strongest signal. Exposure to value and quality were also additive.

Top detractors from performance:

• From a regional perspective, security selection was weakest in the UK.

• From a sector standpoint, security selection was weakest in utilities.

The graph reflects investment growth of a hypothetical investment of $2,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $2,000,000 Investment

Table Summary
	Victory Trivalent International Fund - Core Equity Class I - $5,589,409	MSCI ACWI ex USA Index (Net) (regulatory broad based index) - $5,152,931
6/16	$2,000,000	$2,000,000
6/17	$2,386,004	$2,409,007
6/18	$2,578,593	$2,584,344
6/19	$2,551,623	$2,617,645
6/20	$2,436,747	$2,491,926
6/21	$3,183,589	$3,382,019
6/22	$2,577,612	$2,725,261
6/23	$2,974,613	$3,071,800
6/24	$3,458,616	$3,428,843
6/25	$4,176,292	$4,036,542
6/26	$5,589,409	$5,152,931

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class I	33.84%Footnote Reference	11.92%	10.82%
MSCI ACWI ex USA Index (Net)	27.66%	8.79%	9.93%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$336,059
Number of Holdings	201
Investment Advisory Fees	$2,187
Portfolio Turnover	44%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
Utilities	3.4%
Communication Services	3.7%
Energy	4.0%
Consumer Staples	4.7%
Health Care	6.8%
Materials	6.8%
Consumer Discretionary	7.1%
Industrials	14.1%
Financials	22.0%
Information Technology	23.4%
Table Summary
Value	Value
Japan	15.4%
Taiwan	9.0%
South Korea	7.7%
Canada	7.6%
United Kingdom	7.5%
Switzerland	6.0%
France	5.5%
Netherlands	5.2%
OtherFootnote Reference**	35.5%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Includes countries comprising less than 5.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MICIX — AR (6/26)

Victory Trivalent International Fund - Core Equity

Class R6

Ticker: MAIRX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Trivalent International Fund - Core Equity (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$64	0.55%

What affected the Fund’s performance during the last year?

International returns were supported by continued enthusiasm for artificial intelligence and resilient corporate earnings despite a challenging geopolitical backdrop. All six regions posted gains during the period. Nine of the eleven sectors posted gains, with technology the highest-performing sector. The communication services sector trailed the broader MSCI ACWI ex USA Index (the "Index”).

Top contributors to performance:

• Security selection was positive and yielded relative outperformance for the Fund.

• Excess returns were generated in five of the six regions and eight of the eleven economic sectors relative to the Index.

• From a regional standpoint, security selection was strongest in Japan.

• From a sector standpoint, security selection was strongest in technology.

• From a style perspective, the Fund’s multi-factor exposure had a positive impact on relative performance, with business momentum generating the strongest signal. Exposure to value and quality were also additive.

Top detractors from performance:

• From a regional perspective, security selection was weakest in the UK.

• From a sector standpoint, security selection was weakest in utilities.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Trivalent International Fund - Core Equity Class R6 - $28,088	MSCI ACWI ex USA Index (Net) (regulatory broad based index) - $25,765
6/16	$10,000	$10,000
6/17	$11,939	$12,045
6/18	$12,910	$12,922
6/19	$12,766	$13,088
6/20	$12,212	$12,460
6/21	$15,945	$16,910
6/22	$12,927	$13,626
6/23	$14,932	$15,359
6/24	$17,352	$17,144
6/25	$20,957	$20,183
6/26	$28,088	$25,765

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class R6	34.03%Footnote Reference	11.99%	10.88%
MSCI ACWI ex USA Index (Net)	27.66%	8.79%	9.93%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$336,059
Number of Holdings	201
Investment Advisory Fees	$2,187
Portfolio Turnover	44%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
Utilities	3.4%
Communication Services	3.7%
Energy	4.0%
Consumer Staples	4.7%
Health Care	6.8%
Materials	6.8%
Consumer Discretionary	7.1%
Industrials	14.1%
Financials	22.0%
Information Technology	23.4%
Table Summary
Value	Value
Japan	15.4%
Taiwan	9.0%
South Korea	7.7%
Canada	7.6%
United Kingdom	7.5%
Switzerland	6.0%
France	5.5%
Netherlands	5.2%
OtherFootnote Reference**	35.5%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Includes countries comprising less than 5.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MAIRX — AR (6/26)

Victory Trivalent International Fund - Core Equity

Class Y

Ticker: MICYX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Trivalent International Fund - Core Equity (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$82	0.70%

What affected the Fund’s performance during the last year?

International returns were supported by continued enthusiasm for artificial intelligence and resilient corporate earnings despite a challenging geopolitical backdrop. All six regions posted gains during the period. Nine of the eleven sectors posted gains, with technology the highest-performing sector. The communication services sector trailed the broader MSCI ACWI ex USA Index (the "Index”).

Top contributors to performance:

• Security selection was positive and yielded relative outperformance for the Fund.

• Excess returns were generated in five of the six regions and eight of the eleven economic sectors relative to the Index.

• From a regional standpoint, security selection was strongest in Japan.

• From a sector standpoint, security selection was strongest in technology.

• From a style perspective, the Fund’s multi-factor exposure had a positive impact on relative performance, with business momentum generating the strongest signal. Exposure to value and quality were also additive.

Top detractors from performance:

• From a regional perspective, security selection was weakest in the UK.

• From a sector standpoint, security selection was weakest in utilities.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

Table Summary
	Victory Trivalent International Fund - Core Equity Class Y - $2,768,521	MSCI ACWI ex USA Index (Net) (regulatory broad based index) - $2,576,465
6/16	$1,000,000	$1,000,000
6/17	$1,192,818	$1,204,504
6/18	$1,288,331	$1,292,172
6/19	$1,271,122	$1,308,823
6/20	$1,212,669	$1,245,963
6/21	$1,584,026	$1,691,010
6/22	$1,282,462	$1,362,631
6/23	$1,477,697	$1,535,900
6/24	$1,716,482	$1,714,421
6/25	$2,068,945	$2,018,271
6/26	$2,768,521	$2,576,465

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class Y	33.81%Footnote Reference	11.81%	10.72%
MSCI ACWI ex USA Index (Net)	27.66%	8.79%	9.93%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$336,059
Number of Holdings	201
Investment Advisory Fees	$2,187
Portfolio Turnover	44%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
Utilities	3.4%
Communication Services	3.7%
Energy	4.0%
Consumer Staples	4.7%
Health Care	6.8%
Materials	6.8%
Consumer Discretionary	7.1%
Industrials	14.1%
Financials	22.0%
Information Technology	23.4%
Table Summary
Value	Value
Japan	15.4%
Taiwan	9.0%
South Korea	7.7%
Canada	7.6%
United Kingdom	7.5%
Switzerland	6.0%
France	5.5%
Netherlands	5.2%
OtherFootnote Reference**	35.5%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Includes countries comprising less than 5.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MICYX — AR (6/26)

Victory Trivalent International Small-Cap Fund

Class A

Ticker: MISAX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Trivalent International Small-Cap Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$151	1.35%

What affected the Fund’s performance during the last year?

International returns were supported by continued enthusiasm for artificial intelligence and resilient corporate earnings despite a challenging geopolitical backdrop. All five regions were positive during the period and nine of the eleven economic sectors posted gains in the S&P® Developed Ex-U.S. SmallCap Index (the “Index”). Technology was the strongest-performing sector while communication services detracted from performance relative to the broader Index.

Top contributors to performance:

• Overall security selection was positive and accounted for the Fund’s relative outperformance of the Index.

• Excess returns were generated in three of the five regions and six of the eleven sectors.

• Regionally, security selection was strongest in Japan.

• From a sector standpoint, outperformance was generated within the industrials, materials, and information technology sectors.

• From a style perspective, the Fund’s overall multi-factor exposure contributed positively to relative performance, with value generating the strongest signal.

Top detractors from performance:

• From a regional perspective, security selection was weakest in Europe.

• At the sector level, relative underperformance was concentrated in health care, utilities, and consumer staples.

• From a style perspective, exposure to quality was a minor headwind to relative performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Trivalent International Small-Cap Fund Class A @ NAV - $26,394	Victory Trivalent International Small-Cap Fund Class A @ MOP - $24,878	MSCI All Country World Index (regulatory broad based index) - $33,301	S&P Developed Ex-U.S. SmallCap Index - $21,659
6/16	$10,000	$9,426	$10,000	$10,000
6/17	$12,204	$11,503	$11,878	$12,135
6/18	$13,929	$13,129	$13,153	$13,469
6/19	$12,937	$12,195	$13,908	$12,640
6/20	$12,957	$12,213	$14,202	$12,117
6/21	$18,218	$17,172	$19,778	$17,402
6/22	$13,623	$12,841	$16,663	$13,005
6/23	$15,409	$14,524	$19,417	$14,370
6/24	$16,859	$15,891	$23,179	$15,461
6/25	$21,326	$20,102	$26,927	$18,521
6/26	$26,394	$24,878	$33,301	$21,659

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	23.70%Footnote Reference	7.70%	10.19%
Class A @ MOP	16.58%	6.43%	9.54%
MSCI All Country World Index	23.67%	10.98%	12.78%
S&P Developed Ex-U.S. SmallCap Index	16.94%	4.47%	8.03%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$4,676,035
Number of Holdings	232
Investment Advisory Fees	$39,242
Portfolio Turnover	55%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
Communication Services	3.4%
Consumer Staples	3.6%
Energy	4.4%
Health Care	5.7%
Real Estate	7.1%
Consumer Discretionary	10.8%
Financials	12.5%
Materials	12.7%
Information Technology	12.8%
Industrials	22.9%
Table Summary
Value	Value
Japan	24.1%
United Kingdom	12.5%
Canada	12.3%
South Korea	6.9%
Switzerland	5.5%
France	5.5%
OtherFootnote Reference**	34.9%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Includes countries comprising less than 5.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MISAX — AR (6/26)

Victory Trivalent International Small-Cap Fund

Class C

Ticker: MCISX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Trivalent International Small-Cap Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$234	2.10%

What affected the Fund’s performance during the last year?

International returns were supported by continued enthusiasm for artificial intelligence and resilient corporate earnings despite a challenging geopolitical backdrop. All five regions were positive during the period and nine of the eleven economic sectors posted gains in the S&P® Developed Ex-U.S. SmallCap Index (the “Index”). Technology was the strongest-performing sector while communication services detracted from performance relative to the broader Index.

Top contributors to performance:

• Overall security selection was positive and accounted for the Fund’s relative outperformance of the Index.

• Excess returns were generated in three of the five regions and six of the eleven sectors.

• Regionally, security selection was strongest in Japan.

• From a sector standpoint, outperformance was generated within the industrials, materials, and information technology sectors.

• From a style perspective, the Fund’s overall multi-factor exposure contributed positively to relative performance, with value generating the strongest signal.

Top detractors from performance:

• From a regional perspective, security selection was weakest in Europe.

• At the sector level, relative underperformance was concentrated in health care, utilities, and consumer staples.

• From a style perspective, exposure to quality was a minor headwind to relative performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Trivalent International Small-Cap Fund Class C @ NAV - $24,842	Victory Trivalent International Small-Cap Fund Class C @ CDSC - $24,842	MSCI All Country World Index (regulatory broad based index) - $33,301	S&P Developed Ex-U.S. SmallCap Index - $21,659
6/16	$10,000	$10,000	$10,000	$10,000
6/17	$12,114	$12,114	$11,878	$12,135
6/18	$13,723	$13,723	$13,153	$13,469
6/19	$12,656	$12,656	$13,908	$12,640
6/20	$12,573	$12,573	$14,202	$12,117
6/21	$17,549	$17,549	$19,778	$17,402
6/22	$13,014	$13,014	$16,663	$13,005
6/23	$14,622	$14,622	$19,417	$14,370
6/24	$15,868	$15,868	$23,179	$15,461
6/25	$20,072	$20,072	$26,927	$18,521
6/26	$24,842	$24,842	$33,301	$21,659

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class C @ NAV	22.77%Footnote Reference	6.88%	9.53%
Class C @ CDSC	21.77%	6.88%	9.53%
MSCI All Country World Index	23.67%	10.98%	12.78%
S&P Developed Ex-U.S. SmallCap Index	16.94%	4.47%	8.03%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$4,676,035
Number of Holdings	232
Investment Advisory Fees	$39,242
Portfolio Turnover	55%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
Communication Services	3.4%
Consumer Staples	3.6%
Energy	4.4%
Health Care	5.7%
Real Estate	7.1%
Consumer Discretionary	10.8%
Financials	12.5%
Materials	12.7%
Information Technology	12.8%
Industrials	22.9%
Table Summary
Value	Value
Japan	24.1%
United Kingdom	12.5%
Canada	12.3%
South Korea	6.9%
Switzerland	5.5%
France	5.5%
OtherFootnote Reference**	34.9%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Includes countries comprising less than 5.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MCISX — AR (6/26)

Victory Trivalent International Small-Cap Fund

Class I

Ticker: MISIX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Trivalent International Small-Cap Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$109	0.97%

What affected the Fund’s performance during the last year?

International returns were supported by continued enthusiasm for artificial intelligence and resilient corporate earnings despite a challenging geopolitical backdrop. All five regions were positive during the period and nine of the eleven economic sectors posted gains in the S&P® Developed Ex-U.S. SmallCap Index (the “Index”). Technology was the strongest-performing sector while communication services detracted from performance relative to the broader Index.

Top contributors to performance:

• Overall security selection was positive and accounted for the Fund’s relative outperformance of the Index.

• Excess returns were generated in three of the five regions and six of the eleven sectors.

• Regionally, security selection was strongest in Japan.

• From a sector standpoint, outperformance was generated within the industrials, materials, and information technology sectors.

• From a style perspective, the Fund’s overall multi-factor exposure contributed positively to relative performance, with value generating the strongest signal.

Top detractors from performance:

• From a regional perspective, security selection was weakest in Europe.

• At the sector level, relative underperformance was concentrated in health care, utilities, and consumer staples.

• From a style perspective, exposure to quality was a minor headwind to relative performance.

The graph reflects investment growth of a hypothetical investment of $2,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $2,000,000 Investment

Table Summary
	Victory Trivalent International Small-Cap Fund Class I - $5,490,318	MSCI All Country World Index (regulatory broad based index) - $6,660,228	S&P Developed Ex-U.S. SmallCap Index - $4,331,749
6/16	$2,000,000	$2,000,000	$2,000,000
6/17	$2,449,076	$2,375,617	$2,427,051
6/18	$2,806,760	$2,630,500	$2,693,831
6/19	$2,618,890	$2,781,605	$2,528,014
6/20	$2,632,966	$2,840,309	$2,423,316
6/21	$3,716,723	$3,955,570	$3,480,362
6/22	$2,789,209	$3,332,582	$2,601,075
6/23	$3,169,126	$3,883,451	$2,874,080
6/24	$3,479,779	$4,635,866	$3,092,190
6/25	$4,419,978	$5,385,383	$3,704,188
6/26	$5,490,318	$6,660,228	$4,331,749

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class I	24.22%Footnote Reference	8.12%	10.63%
MSCI All Country World Index	23.67%	10.98%	12.78%
S&P Developed Ex-U.S. SmallCap Index	16.94%	4.47%	8.03%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$4,676,035
Number of Holdings	232
Investment Advisory Fees	$39,242
Portfolio Turnover	55%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
Communication Services	3.4%
Consumer Staples	3.6%
Energy	4.4%
Health Care	5.7%
Real Estate	7.1%
Consumer Discretionary	10.8%
Financials	12.5%
Materials	12.7%
Information Technology	12.8%
Industrials	22.9%
Table Summary
Value	Value
Japan	24.1%
United Kingdom	12.5%
Canada	12.3%
South Korea	6.9%
Switzerland	5.5%
France	5.5%
OtherFootnote Reference**	34.9%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Includes countries comprising less than 5.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MISIX — AR (6/26)

Victory Trivalent International Small-Cap Fund

Class R6

Ticker: MSSIX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Trivalent International Small-Cap Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$112	1.00%

What affected the Fund’s performance during the last year?

International returns were supported by continued enthusiasm for artificial intelligence and resilient corporate earnings despite a challenging geopolitical backdrop. All five regions were positive during the period and nine of the eleven economic sectors posted gains in the S&P® Developed Ex-U.S. SmallCap Index (the “Index”). Technology was the strongest-performing sector while communication services detracted from performance relative to the broader Index.

Top contributors to performance:

• Overall security selection was positive and accounted for the Fund’s relative outperformance of the Index.

• Excess returns were generated in three of the five regions and six of the eleven sectors.

• Regionally, security selection was strongest in Japan.

• From a sector standpoint, outperformance was generated within the industrials, materials, and information technology sectors.

• From a style perspective, the Fund’s overall multi-factor exposure contributed positively to relative performance, with value generating the strongest signal.

Top detractors from performance:

• From a regional perspective, security selection was weakest in Europe.

• At the sector level, relative underperformance was concentrated in health care, utilities, and consumer staples.

• From a style perspective, exposure to quality was a minor headwind to relative performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Trivalent International Small-Cap Fund Class R6 - $27,189	MSCI All Country World Index (regulatory broad based index) - $33,301	S&P Developed Ex-U.S. SmallCap Index - $21,659
6/16	$10,000	$10,000	$10,000
6/17	$12,228	$11,878	$12,135
6/18	$13,999	$13,153	$13,469
6/19	$13,039	$13,908	$12,640
6/20	$13,086	$14,202	$12,117
6/21	$18,470	$19,778	$17,402
6/22	$13,841	$16,663	$13,005
6/23	$15,716	$19,417	$14,370
6/24	$17,251	$23,179	$15,461
6/25	$21,898	$26,927	$18,521
6/26	$27,189	$33,301	$21,659

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class R6	24.16%Footnote Reference	8.04%	10.52%
MSCI All Country World Index	23.67%	10.98%	12.78%
S&P Developed Ex-U.S. SmallCap Index	16.94%	4.47%	8.03%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$4,676,035
Number of Holdings	232
Investment Advisory Fees	$39,242
Portfolio Turnover	55%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
Communication Services	3.4%
Consumer Staples	3.6%
Energy	4.4%
Health Care	5.7%
Real Estate	7.1%
Consumer Discretionary	10.8%
Financials	12.5%
Materials	12.7%
Information Technology	12.8%
Industrials	22.9%
Table Summary
Value	Value
Japan	24.1%
United Kingdom	12.5%
Canada	12.3%
South Korea	6.9%
Switzerland	5.5%
France	5.5%
OtherFootnote Reference**	34.9%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Includes countries comprising less than 5.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MSSIX — AR (6/26)

Victory Trivalent International Small-Cap Fund

Class Y

Ticker: MYSIX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Trivalent International Small-Cap Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$123	1.10%

What affected the Fund’s performance during the last year?

International returns were supported by continued enthusiasm for artificial intelligence and resilient corporate earnings despite a challenging geopolitical backdrop. All five regions were positive during the period and nine of the eleven economic sectors posted gains in the S&P® Developed Ex-U.S. SmallCap Index (the “Index”). Technology was the strongest-performing sector while communication services detracted from performance relative to the broader Index.

Top contributors to performance:

• Overall security selection was positive and accounted for the Fund’s relative outperformance of the Index.

• Excess returns were generated in three of the five regions and six of the eleven sectors.

• Regionally, security selection was strongest in Japan.

• From a sector standpoint, outperformance was generated within the industrials, materials, and information technology sectors.

• From a style perspective, the Fund’s overall multi-factor exposure contributed positively to relative performance, with value generating the strongest signal.

Top detractors from performance:

• From a regional perspective, security selection was weakest in Europe.

• At the sector level, relative underperformance was concentrated in health care, utilities, and consumer staples.

• From a style perspective, exposure to quality was a minor headwind to relative performance.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

Table Summary
	Victory Trivalent International Small-Cap Fund Class Y - $2,704,953	MSCI All Country World Index (regulatory broad based index) - $3,330,114	S&P Developed Ex-U.S. SmallCap Index - $2,165,874
6/16	$1,000,000	$1,000,000	$1,000,000
6/17	$1,222,733	$1,187,809	$1,213,526
6/18	$1,399,405	$1,315,250	$1,346,916
6/19	$1,303,167	$1,390,803	$1,264,007
6/20	$1,308,501	$1,420,155	$1,211,658
6/21	$1,844,509	$1,977,785	$1,740,181
6/22	$1,382,121	$1,666,291	$1,300,538
6/23	$1,567,776	$1,941,726	$1,437,040
6/24	$1,718,874	$2,317,933	$1,546,095
6/25	$2,180,436	$2,692,692	$1,852,094
6/26	$2,704,953	$3,330,114	$2,165,874

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class Y	24.06%Footnote Reference	7.96%	10.46%
MSCI All Country World Index	23.67%	10.98%	12.78%
S&P Developed Ex-U.S. SmallCap Index	16.94%	4.47%	8.03%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$4,676,035
Number of Holdings	232
Investment Advisory Fees	$39,242
Portfolio Turnover	55%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
Communication Services	3.4%
Consumer Staples	3.6%
Energy	4.4%
Health Care	5.7%
Real Estate	7.1%
Consumer Discretionary	10.8%
Financials	12.5%
Materials	12.7%
Information Technology	12.8%
Industrials	22.9%
Table Summary
Value	Value
Japan	24.1%
United Kingdom	12.5%
Canada	12.3%
South Korea	6.9%
Switzerland	5.5%
France	5.5%
OtherFootnote Reference**	34.9%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Includes countries comprising less than 5.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MYSIX — AR (6/26)

Victory Diversified Stock Fund

Class A

Ticker: SRVEX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Diversified Stock Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$118	1.04%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s strongest relative performance versus the S&P 500® Index was driven by the financials and industrials sectors.

  Stocks that contributed most positively to the Fund’s relative performance were KLA Corp. and Comfort Systems USA, Inc.

Top detractors from performance:

  The information technology and materials sectors weighed most heavily on the Fund's relative performance.

  The Fund's underweight position in Micron Technology, Inc. and lack of exposure to Advanced Micro Devices, Inc. were the largest detractors in terms of relative performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Diversified Stock Fund Class A @ NAV - $39,732	Victory Diversified Stock Fund Class A @ MOP - $37,441	S&P 500® Index (regulatory broad based index) - $42,271
6/16	$10,000	$9,423	$10,000
6/17	$11,186	$10,541	$11,790
6/18	$12,758	$12,022	$13,484
6/19	$13,319	$12,551	$14,889
6/20	$13,811	$13,015	$16,006
6/21	$19,457	$18,335	$22,536
6/22	$17,816	$16,789	$20,144
6/23	$21,732	$20,479	$24,091
6/24	$26,873	$25,323	$30,006
6/25	$31,370	$29,561	$34,556
6/26	$39,732	$37,441	$42,271

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	26.66%Footnote Reference	15.35%Footnote Reference	14.79%
Class A @ MOP	19.38%	13.99%	14.11%
S&P 500® Index	22.32%	13.41%	15.51%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$395,838
Number of Holdings	114
Investment Advisory Fees	$2,407
Portfolio Turnover	80%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Utilities	2.0%
Energy	2.8%
Materials	3.1%
Consumer Staples	5.7%
Consumer Discretionary	7.1%
Communication Services	9.1%
Health Care	9.2%
Industrials	10.1%
Financials	12.2%
Information TechnologyFootnote Reference**	36.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	8.5%
Apple, Inc.	7.6%
Alphabet, Inc., Class C	5.9%
Microsoft Corp.	3.5%
Broadcom, Inc.	2.9%
Micron Technology, Inc.	2.5%
KLA Corp.	2.2%
Amazon.com, Inc.	1.8%
State Street Real Estate Select Sector SPDR ETF	1.8%
Amphenol Corp., Class A	1.6%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

SRVEX — AR (6/26)

Victory Diversified Stock Fund

Class C

Ticker: VDSCX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Diversified Stock Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$228	2.02%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s strongest relative performance versus the S&P 500® Index was driven by the financials and industrials sectors.

  Stocks that contributed most positively to the Fund’s relative performance were KLA Corp. and Comfort Systems USA, Inc.

Top detractors from performance:

  The information technology and materials sectors weighed most heavily on the Fund's relative performance.

  The Fund's underweight position in Micron Technology, Inc. and lack of exposure to Advanced Micro Devices, Inc. were the largest detractors in terms of relative performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Diversified Stock Fund Class C @ NAV - $36,922	Victory Diversified Stock Fund Class C @ CDSC - $36,922	S&P 500® Index (regulatory broad based index) - $42,271
6/16	$10,000	$10,000	$10,000
6/17	$11,088	$11,088	$11,790
6/18	$12,542	$12,542	$13,484
6/19	$12,979	$12,979	$14,889
6/20	$13,332	$13,332	$16,006
6/21	$18,602	$18,602	$22,536
6/22	$16,873	$16,873	$20,144
6/23	$20,394	$20,394	$24,091
6/24	$24,972	$24,972	$30,006
6/25	$29,150	$29,150	$34,556
6/26	$36,922	$36,922	$42,271

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class C @ NAV	25.45%Footnote Reference	14.25%	13.95%
Class C @ CDSC	24.45%	14.25%	13.95%
S&P 500® Index	22.32%	13.41%	15.51%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$395,838
Number of Holdings	114
Investment Advisory Fees	$2,407
Portfolio Turnover	80%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Utilities	2.0%
Energy	2.8%
Materials	3.1%
Consumer Staples	5.7%
Consumer Discretionary	7.1%
Communication Services	9.1%
Health Care	9.2%
Industrials	10.1%
Financials	12.2%
Information TechnologyFootnote Reference**	36.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	8.5%
Apple, Inc.	7.6%
Alphabet, Inc., Class C	5.9%
Microsoft Corp.	3.5%
Broadcom, Inc.	2.9%
Micron Technology, Inc.	2.5%
KLA Corp.	2.2%
Amazon.com, Inc.	1.8%
State Street Real Estate Select Sector SPDR ETF	1.8%
Amphenol Corp., Class A	1.6%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VDSCX — AR (6/26)

Victory Diversified Stock Fund

Class I

Ticker: VDSIX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Diversified Stock Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$94	0.83%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s strongest relative performance versus the S&P 500® Index was driven by the financials and industrials sectors.

  Stocks that contributed most positively to the Fund’s relative performance were KLA Corp. and Comfort Systems USA, Inc.

Top detractors from performance:

  The information technology and materials sectors weighed most heavily on the Fund's relative performance.

  The Fund's underweight position in Micron Technology, Inc. and lack of exposure to Advanced Micro Devices, Inc. were the largest detractors in terms of relative performance.

The graph reflects investment growth of a hypothetical investment of $2,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $2,000,000 Investment

Table Summary
	Victory Diversified Stock Fund Class I - $8,140,637	S&P 500® Index (regulatory broad based index) - $8,454,225
6/16	$2,000,000	$2,000,000
6/17	$2,241,997	$2,357,920
6/18	$2,563,826	$2,696,848
6/19	$2,683,635	$2,977,791
6/20	$2,789,879	$3,201,277
6/21	$3,939,973	$4,507,211
6/22	$3,617,038	$4,028,733
6/23	$4,423,091	$4,818,127
6/24	$5,480,428	$6,001,270
6/25	$6,411,980	$6,911,282
6/26	$8,140,637	$8,454,225

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class I	26.96%Footnote Reference	15.62%Footnote Reference	15.07%Footnote Reference
S&P 500® Index	22.32%	13.41%	15.51%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$395,838
Number of Holdings	114
Investment Advisory Fees	$2,407
Portfolio Turnover	80%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Utilities	2.0%
Energy	2.8%
Materials	3.1%
Consumer Staples	5.7%
Consumer Discretionary	7.1%
Communication Services	9.1%
Health Care	9.2%
Industrials	10.1%
Financials	12.2%
Information TechnologyFootnote Reference**	36.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	8.5%
Apple, Inc.	7.6%
Alphabet, Inc., Class C	5.9%
Microsoft Corp.	3.5%
Broadcom, Inc.	2.9%
Micron Technology, Inc.	2.5%
KLA Corp.	2.2%
Amazon.com, Inc.	1.8%
State Street Real Estate Select Sector SPDR ETF	1.8%
Amphenol Corp., Class A	1.6%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VDSIX — AR (6/26)

Victory Diversified Stock Fund

Class R

Ticker: GRINX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Diversified Stock Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$151	1.33%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s strongest relative performance versus the S&P 500® Index was driven by the financials and industrials sectors.

  Stocks that contributed most positively to the Fund’s relative performance were KLA Corp. and Comfort Systems USA, Inc.

Top detractors from performance:

  The information technology and materials sectors weighed most heavily on the Fund's relative performance.

  The Fund's underweight position in Micron Technology, Inc. and lack of exposure to Advanced Micro Devices, Inc. were the largest detractors in terms of relative performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Diversified Stock Fund Class R - $38,623	S&P 500® Index (regulatory broad based index) - $42,271
6/16	$10,000	$10,000
6/17	$11,153	$11,790
6/18	$12,684	$13,484
6/19	$13,210	$14,889
6/20	$13,657	$16,006
6/21	$19,182	$22,536
6/22	$17,516	$20,144
6/23	$21,312	$24,091
6/24	$26,266	$30,006
6/25	$30,570	$34,556
6/26	$38,623	$42,271

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class R	26.34%Footnote Reference	15.02%Footnote Reference	14.47%
S&P 500® Index	22.32%	13.41%	15.51%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$395,838
Number of Holdings	114
Investment Advisory Fees	$2,407
Portfolio Turnover	80%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Utilities	2.0%
Energy	2.8%
Materials	3.1%
Consumer Staples	5.7%
Consumer Discretionary	7.1%
Communication Services	9.1%
Health Care	9.2%
Industrials	10.1%
Financials	12.2%
Information TechnologyFootnote Reference**	36.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	8.5%
Apple, Inc.	7.6%
Alphabet, Inc., Class C	5.9%
Microsoft Corp.	3.5%
Broadcom, Inc.	2.9%
Micron Technology, Inc.	2.5%
KLA Corp.	2.2%
Amazon.com, Inc.	1.8%
State Street Real Estate Select Sector SPDR ETF	1.8%
Amphenol Corp., Class A	1.6%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

GRINX — AR (6/26)

Victory Diversified Stock Fund

Class R6

Ticker: VDSRX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Diversified Stock Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$89	0.78%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s strongest relative performance versus the S&P 500® Index was driven by the financials and industrials sectors.

  Stocks that contributed most positively to the Fund’s relative performance were KLA Corp. and Comfort Systems USA, Inc.

Top detractors from performance:

  The information technology and materials sectors weighed most heavily on the Fund's relative performance.

  The Fund's underweight position in Micron Technology, Inc. and lack of exposure to Advanced Micro Devices, Inc. were the largest detractors in terms of relative performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Diversified Stock Fund Class R6 - $40,910	S&P 500® Index (regulatory broad based index) - $42,271
6/16	$10,000	$10,000
6/17	$11,214	$11,790
6/18	$12,831	$13,484
6/19	$13,437	$14,889
6/20	$13,976	$16,006
6/21	$19,747	$22,536
6/22	$18,136	$20,144
6/23	$22,195	$24,091
6/24	$27,506	$30,006
6/25	$32,198	$34,556
6/26	$40,910	$42,271

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class R6	27.06%Footnote Reference	15.68%Footnote Reference	15.13%Footnote Reference
S&P 500® Index	22.32%	13.41%	15.51%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$395,838
Number of Holdings	114
Investment Advisory Fees	$2,407
Portfolio Turnover	80%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Utilities	2.0%
Energy	2.8%
Materials	3.1%
Consumer Staples	5.7%
Consumer Discretionary	7.1%
Communication Services	9.1%
Health Care	9.2%
Industrials	10.1%
Financials	12.2%
Information TechnologyFootnote Reference**	36.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	8.5%
Apple, Inc.	7.6%
Alphabet, Inc., Class C	5.9%
Microsoft Corp.	3.5%
Broadcom, Inc.	2.9%
Micron Technology, Inc.	2.5%
KLA Corp.	2.2%
Amazon.com, Inc.	1.8%
State Street Real Estate Select Sector SPDR ETF	1.8%
Amphenol Corp., Class A	1.6%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VDSRX — AR (6/26)

Victory Diversified Stock Fund

Class Y

Ticker: VDSYX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Diversified Stock Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$98	0.86%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s strongest relative performance versus the S&P 500® Index was driven by the financials and industrials sectors.

  Stocks that contributed most positively to the Fund’s relative performance were KLA Corp. and Comfort Systems USA, Inc.

Top detractors from performance:

  The information technology and materials sectors weighed most heavily on the Fund's relative performance.

  The Fund's underweight position in Micron Technology, Inc. and lack of exposure to Advanced Micro Devices, Inc. were the largest detractors in terms of relative performance.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

Table Summary
	Victory Diversified Stock Fund Class Y - $4,057,576	S&P 500® Index (regulatory broad based index) - $4,227,112
6/16	$1,000,000	$1,000,000
6/17	$1,120,900	$1,178,960
6/18	$1,280,447	$1,348,424
6/19	$1,339,730	$1,488,895
6/20	$1,392,466	$1,600,639
6/21	$1,965,982	$2,253,606
6/22	$1,804,824	$2,014,367
6/23	$2,206,520	$2,409,064
6/24	$2,732,329	$3,000,635
6/25	$3,195,693	$3,455,641
6/26	$4,057,576	$4,227,112

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class Y	26.97%Footnote Reference	15.59%Footnote Reference	15.03%Footnote Reference
S&P 500® Index	22.32%	13.41%	15.51%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$395,838
Number of Holdings	114
Investment Advisory Fees	$2,407
Portfolio Turnover	80%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Utilities	2.0%
Energy	2.8%
Materials	3.1%
Consumer Staples	5.7%
Consumer Discretionary	7.1%
Communication Services	9.1%
Health Care	9.2%
Industrials	10.1%
Financials	12.2%
Information TechnologyFootnote Reference**	36.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	8.5%
Apple, Inc.	7.6%
Alphabet, Inc., Class C	5.9%
Microsoft Corp.	3.5%
Broadcom, Inc.	2.9%
Micron Technology, Inc.	2.5%
KLA Corp.	2.2%
Amazon.com, Inc.	1.8%
State Street Real Estate Select Sector SPDR ETF	1.8%
Amphenol Corp., Class A	1.6%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VDSYX — AR (6/26)

Victory Fund for Income

Class A

Ticker: IPFIX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Fund for Income (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$92	0.91%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The mortgage market had a larger excess return relative to duration-neutral U.S. Treasury bonds than any of the other five fixed-income sectors in the Bloomberg U.S. Aggregate Bond Index.

  Ginnie Mae (“GNMA”) had the greatest excess return relative to duration-neutral U.S. Treasury bonds compared to the other mortgage bond types (i.e., Fannie Mae and Freddie Mac).

  Within the Fund’s portfolio, the largest allocation to older, higher-coupon GNMA drove fund performance, while the Fund’s approximately 23% allocation to U.S. Treasury bonds provided strong support and ample liquidity. The Fund’s modest 2% allocation to structured products (collateralized mortgage obligations) had the highest excess return versus duration-neutral U.S. Treasury bonds.

Top detractors from performance:

  Given the Fund’s primary holding of older GNMA, the behavior of the short end of the yield curve is meaningful to the Fund’s performance. At the beginning of the period the U.S. Treasury two-year yield was about 3.72%, falling roughly 35 basis points to 3.37% on February 27, 2026, for the low, yet rose to 4.17% by June 30, 2026. As bond prices move inversely to yields, this rise in rates weighed on relative performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Fund for Income Class A @ NAV - $11,283	Victory Fund for Income Class A @ MOP - $11,026	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,656	Bloomberg 1-5 Year U.S. Government Bond Index - $11,744
6/16	$10,000	$9,772	$10,000	$10,000
6/17	$9,877	$9,652	$9,969	$9,948
6/18	$9,815	$9,591	$9,929	$9,911
6/19	$10,269	$10,035	$10,710	$10,401
6/20	$10,655	$10,413	$11,646	$10,956
6/21	$10,554	$10,313	$11,607	$10,921
6/22	$10,024	$9,796	$10,413	$10,389
6/23	$9,979	$9,752	$10,315	$10,350
6/24	$10,403	$10,166	$10,587	$10,778
6/25	$10,977	$10,727	$11,230	$11,436
6/26	$11,283	$11,026	$11,656	$11,744

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	2.79%	1.35%	1.21%
Class A @ MOP	0.44%	0.88%	0.98%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg 1-5 Year U.S. Government Bond Index	2.69%	1.46%	1.62%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$337,739
Number of Holdings	490
Investment Advisory Fees	$1,677
Portfolio Turnover	29%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
U.S. Government Agency Mortgages	69.1%
U.S. Treasury Obligations	20.0%
Collateralized Mortgage Obligations	1.5%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

IPFIX — AR (6/26)

Victory Fund for Income

Class C

Ticker: VFFCX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Fund for Income (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$173	1.71%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The mortgage market had a larger excess return relative to duration-neutral U.S. Treasury bonds than any of the other five fixed-income sectors in the Bloomberg U.S. Aggregate Bond Index.

  Ginnie Mae (“GNMA”) had the greatest excess return relative to duration-neutral U.S. Treasury bonds compared to the other mortgage bond types (i.e., Fannie Mae and Freddie Mac).

  Within the Fund’s portfolio, the largest allocation to older, higher-coupon GNMA drove fund performance, while the Fund’s approximately 23% allocation to U.S. Treasury bonds provided strong support and ample liquidity. The Fund’s modest 2% allocation to structured products (collateralized mortgage obligations) had the highest excess return versus duration-neutral U.S. Treasury bonds.

Top detractors from performance:

  Given the Fund’s primary holding of older GNMA, the behavior of the short end of the yield curve is meaningful to the Fund’s performance. At the beginning of the period the U.S. Treasury two-year yield was about 3.72%, falling roughly 35 basis points to 3.37% on February 27, 2026, for the low, yet rose to 4.17% by June 30, 2026. As bond prices move inversely to yields, this rise in rates weighed on relative performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Fund for Income Class C @ NAV - $10,600	Victory Fund for Income Class C @ CDSC - $10,600	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,656	Bloomberg 1-5 Year U.S. Government Bond Index - $11,744
6/16	$10,000	$10,000	$10,000	$10,000
6/17	$9,809	$9,809	$9,969	$9,948
6/18	$9,661	$9,661	$9,929	$9,911
6/19	$10,032	$10,032	$10,710	$10,401
6/20	$10,321	$10,321	$11,646	$10,956
6/21	$10,140	$10,140	$11,607	$10,921
6/22	$9,550	$9,550	$10,413	$10,389
6/23	$9,444	$9,444	$10,315	$10,350
6/24	$9,773	$9,773	$10,587	$10,778
6/25	$10,312	$10,312	$11,230	$11,436
6/26	$10,600	$10,600	$11,656	$11,744

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class C @ NAV	1.90%	0.55%	0.58%
Class C @ CDSC	0.92%	0.55%	0.58%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg 1-5 Year U.S. Government Bond Index	2.69%	1.46%	1.62%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$337,739
Number of Holdings	490
Investment Advisory Fees	$1,677
Portfolio Turnover	29%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
U.S. Government Agency Mortgages	69.1%
U.S. Treasury Obligations	20.0%
Collateralized Mortgage Obligations	1.5%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VFFCX — AR (6/26)

Victory Fund for Income

Class I

Ticker: VFFIX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Fund for Income (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$65	0.64%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The mortgage market had a larger excess return relative to duration-neutral U.S. Treasury bonds than any of the other five fixed-income sectors in the Bloomberg U.S. Aggregate Bond Index.

  Ginnie Mae (“GNMA”) had the greatest excess return relative to duration-neutral U.S. Treasury bonds compared to the other mortgage bond types (i.e., Fannie Mae and Freddie Mac).

  Within the Fund’s portfolio, the largest allocation to older, higher-coupon GNMA drove fund performance, while the Fund’s approximately 23% allocation to U.S. Treasury bonds provided strong support and ample liquidity. The Fund’s modest 2% allocation to structured products (collateralized mortgage obligations) had the highest excess return versus duration-neutral U.S. Treasury bonds.

Top detractors from performance:

  Given the Fund’s primary holding of older GNMA, the behavior of the short end of the yield curve is meaningful to the Fund’s performance. At the beginning of the period the U.S. Treasury two-year yield was about 3.72%, falling roughly 35 basis points to 3.37% on February 27, 2026, for the low, yet rose to 4.17% by June 30, 2026. As bond prices move inversely to yields, this rise in rates weighed on relative performance.

The graph reflects investment growth of a hypothetical investment of $2,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $2,000,000 Investment

Table Summary
	Victory Fund for Income Class I - $2,319,869	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $2,331,106	Bloomberg 1-5 Year U.S. Government Bond Index - $2,348,759
6/16	$2,000,000	$2,000,000	$2,000,000
6/17	$1,983,073	$1,993,707	$1,989,658
6/18	$1,973,800	$1,985,787	$1,982,143
6/19	$2,070,887	$2,142,053	$2,080,129
6/20	$2,154,495	$2,329,261	$2,191,165
6/21	$2,141,925	$2,321,499	$2,184,107
6/22	$2,036,951	$2,082,567	$2,077,762
6/23	$2,036,010	$2,063,037	$2,069,906
6/24	$2,128,044	$2,117,316	$2,155,627
6/25	$2,251,220	$2,245,965	$2,287,257
6/26	$2,319,869	$2,331,106	$2,348,759

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class I	3.05%	1.61%	1.49%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg 1-5 Year U.S. Government Bond Index	2.69%	1.46%	1.62%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$337,739
Number of Holdings	490
Investment Advisory Fees	$1,677
Portfolio Turnover	29%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
U.S. Government Agency Mortgages	69.1%
U.S. Treasury Obligations	20.0%
Collateralized Mortgage Obligations	1.5%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VFFIX — AR (6/26)

Victory Fund for Income

Class R

Ticker: GGIFX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Fund for Income (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$92	0.91%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The mortgage market had a larger excess return relative to duration-neutral U.S. Treasury bonds than any of the other five fixed-income sectors in the Bloomberg U.S. Aggregate Bond Index.

  Ginnie Mae (“GNMA”) had the greatest excess return relative to duration-neutral U.S. Treasury bonds compared to the other mortgage bond types (i.e., Fannie Mae and Freddie Mac).

  Within the Fund’s portfolio, the largest allocation to older, higher-coupon GNMA drove fund performance, while the Fund’s approximately 23% allocation to U.S. Treasury bonds provided strong support and ample liquidity. The Fund’s modest 2% allocation to structured products (collateralized mortgage obligations) had the highest excess return versus duration-neutral U.S. Treasury bonds.

Top detractors from performance:

  Given the Fund’s primary holding of older GNMA, the behavior of the short end of the yield curve is meaningful to the Fund’s performance. At the beginning of the period the U.S. Treasury two-year yield was about 3.72%, falling roughly 35 basis points to 3.37% on February 27, 2026, for the low, yet rose to 4.17% by June 30, 2026. As bond prices move inversely to yields, this rise in rates weighed on relative performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Fund for Income Class R - $11,294	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,656	Bloomberg 1-5 Year U.S. Government Bond Index - $11,744
6/16	$10,000	$10,000	$10,000
6/17	$9,887	$9,969	$9,948
6/18	$9,827	$9,929	$9,911
6/19	$10,281	$10,710	$10,401
6/20	$10,655	$11,646	$10,956
6/21	$10,566	$11,607	$10,921
6/22	$10,035	$10,413	$10,389
6/23	$9,991	$10,315	$10,350
6/24	$10,414	$10,587	$10,778
6/25	$10,988	$11,230	$11,436
6/26	$11,294	$11,656	$11,744

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class R	2.78%	1.34%	1.22%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg 1-5 Year U.S. Government Bond Index	2.69%	1.46%	1.62%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$337,739
Number of Holdings	490
Investment Advisory Fees	$1,677
Portfolio Turnover	29%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
U.S. Government Agency Mortgages	69.1%
U.S. Treasury Obligations	20.0%
Collateralized Mortgage Obligations	1.5%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

GGIFX — AR (6/26)

Victory Fund for Income

Class R6

Ticker: VFFRX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Fund for Income (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$64	0.63%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The mortgage market had a larger excess return relative to duration-neutral U.S. Treasury bonds than any of the other five fixed-income sectors in the Bloomberg U.S. Aggregate Bond Index.

  Ginnie Mae (“GNMA”) had the greatest excess return relative to duration-neutral U.S. Treasury bonds compared to the other mortgage bond types (i.e., Fannie Mae and Freddie Mac).

  Within the Fund’s portfolio, the largest allocation to older, higher-coupon GNMA drove fund performance, while the Fund’s approximately 23% allocation to U.S. Treasury bonds provided strong support and ample liquidity. The Fund’s modest 2% allocation to structured products (collateralized mortgage obligations) had the highest excess return versus duration-neutral U.S. Treasury bonds.

Top detractors from performance:

  Given the Fund’s primary holding of older GNMA, the behavior of the short end of the yield curve is meaningful to the Fund’s performance. At the beginning of the period the U.S. Treasury two-year yield was about 3.72%, falling roughly 35 basis points to 3.37% on February 27, 2026, for the low, yet rose to 4.17% by June 30, 2026. As bond prices move inversely to yields, this rise in rates weighed on relative performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Fund for Income Class R6 - $11,611	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,656	Bloomberg 1-5 Year U.S. Government Bond Index - $11,744
6/16	$10,000	$10,000	$10,000
6/17	$9,914	$9,969	$9,948
6/18	$9,879	$9,929	$9,911
6/19	$10,366	$10,710	$10,401
6/20	$10,775	$11,646	$10,956
6/21	$10,714	$11,607	$10,921
6/22	$10,189	$10,413	$10,389
6/23	$10,171	$10,315	$10,350
6/24	$10,663	$10,587	$10,778
6/25	$11,265	$11,230	$11,436
6/26	$11,611	$11,656	$11,744

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class R6	3.06%	1.62%	1.50%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg 1-5 Year U.S. Government Bond Index	2.69%	1.46%	1.62%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$337,739
Number of Holdings	490
Investment Advisory Fees	$1,677
Portfolio Turnover	29%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
U.S. Government Agency Mortgages	69.1%
U.S. Treasury Obligations	20.0%
Collateralized Mortgage Obligations	1.5%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VFFRX — AR (6/26)

Victory Fund for Income

Class Y

Ticker: VFFYX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Fund for Income (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$72	0.71%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The mortgage market had a larger excess return relative to duration-neutral U.S. Treasury bonds than any of the other five fixed-income sectors in the Bloomberg U.S. Aggregate Bond Index.

  Ginnie Mae (“GNMA”) had the greatest excess return relative to duration-neutral U.S. Treasury bonds compared to the other mortgage bond types (i.e., Fannie Mae and Freddie Mac).

  Within the Fund’s portfolio, the largest allocation to older, higher-coupon GNMA drove fund performance, while the Fund’s approximately 23% allocation to U.S. Treasury bonds provided strong support and ample liquidity. The Fund’s modest 2% allocation to structured products (collateralized mortgage obligations) had the highest excess return versus duration-neutral U.S. Treasury bonds.

Top detractors from performance:

  Given the Fund’s primary holding of older GNMA, the behavior of the short end of the yield curve is meaningful to the Fund’s performance. At the beginning of the period the U.S. Treasury two-year yield was about 3.72%, falling roughly 35 basis points to 3.37% on February 27, 2026, for the low, yet rose to 4.17% by June 30, 2026. As bond prices move inversely to yields, this rise in rates weighed on relative performance.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

Table Summary
	Victory Fund for Income Class Y - $1,151,199	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $1,165,553	Bloomberg 1-5 Year U.S. Government Bond Index - $1,174,380
6/16	$1,000,000	$1,000,000	$1,000,000
6/17	$989,577	$996,854	$994,829
6/18	$985,373	$992,893	$991,071
6/19	$1,033,097	$1,071,027	$1,040,065
6/20	$1,074,124	$1,164,631	$1,095,582
6/21	$1,065,975	$1,160,749	$1,092,054
6/22	$1,013,462	$1,041,283	$1,038,881
6/23	$1,010,827	$1,031,519	$1,034,953
6/24	$1,057,355	$1,058,658	$1,077,814
6/25	$1,117,842	$1,122,982	$1,143,629
6/26	$1,151,199	$1,165,553	$1,174,380

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class Y	2.98%	1.55%	1.42%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg 1-5 Year U.S. Government Bond Index	2.69%	1.46%	1.62%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$337,739
Number of Holdings	490
Investment Advisory Fees	$1,677
Portfolio Turnover	29%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
U.S. Government Agency Mortgages	69.1%
U.S. Treasury Obligations	20.0%
Collateralized Mortgage Obligations	1.5%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VFFYX — AR (6/26)

Victory Fund for Income

Member Class

Ticker: VFFMX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Fund for Income (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$76	0.75%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The mortgage market had a larger excess return relative to duration-neutral U.S. Treasury bonds than any of the other five fixed-income sectors in the Bloomberg U.S. Aggregate Bond Index.

  Ginnie Mae (“GNMA”) had the greatest excess return relative to duration-neutral U.S. Treasury bonds compared to the other mortgage bond types (i.e., Fannie Mae and Freddie Mac).

  Within the Fund’s portfolio, the largest allocation to older, higher-coupon GNMA drove fund performance, while the Fund’s approximately 23% allocation to U.S. Treasury bonds provided strong support and ample liquidity. The Fund’s modest 2% allocation to structured products (collateralized mortgage obligations) had the highest excess return versus duration-neutral U.S. Treasury bonds.

Top detractors from performance:

  Given the Fund’s primary holding of older GNMA, the behavior of the short end of the yield curve is meaningful to the Fund’s performance. At the beginning of the period the U.S. Treasury two-year yield was about 3.72%, falling roughly 35 basis points to 3.37% on February 27, 2026, for the low, yet rose to 4.17% by June 30, 2026. As bond prices move inversely to yields, this rise in rates weighed on relative performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Fund for Income Member Class - $10,711	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $9,983	Bloomberg 1-5 Year U.S. Government Bond Index - $10,718
11/20Footnote Reference*	$10,000	$10,000	$10,000
6/21	$9,942	$9,942	$9,967
6/22	$9,447	$8,919	$9,481
6/23	$9,420	$8,835	$9,446
6/24	$9,848	$9,068	$9,837
6/25	$10,406	$9,619	$10,437
6/26	$10,711	$9,983	$10,718
Footnote	Description
Footnote*	Inception date for the Victory Fund for Income, Member Class is 11/3/2020.

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	Since Inception
Member Class	2.94%	1.50%	1.22%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	-0.03%
Bloomberg 1-5 Year U.S. Government Bond Index	2.69%	1.46%	1.23%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$337,739
Number of Holdings	490
Investment Advisory Fees	$1,677
Portfolio Turnover	29%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
U.S. Government Agency Mortgages	69.1%
U.S. Treasury Obligations	20.0%
Collateralized Mortgage Obligations	1.5%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

VFFMX — AR (6/26)

Victory Investment Grade Convertible Fund

Class A

Ticker: SBFCX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Investment Grade Convertible Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$131	1.26%

What affected the Fund’s performance during the last year?

The Fund invests in convertible bonds and convertible preferred stocks that are influenced by both the stock market and bond market. Stock market returns were quite positive over the last year, and this led to positive convertible returns as well. Furthermore, the fixed coupons and/or preferred dividends of the convertible holdings provided income to the Fund.

As of June 30, 2026, the Fund is overweight compared to the ICE BofAML Investment Grade U.S. Conv 5% Constrained Index (the “Index”) in the consumer discretionary, health care, industrials, and information technology sectors. It is underweight in the real estate and utilities sectors. It is approximately equally weighted to other sectors. The Fund is broadly diversified among individual issues, economic sectors, credits, and convertible types.

Top contributors to performance:

  Absolute performance of the Fund during the fiscal year ended June 30, 2026, was led by the information technology sector, followed by the real estate and utilities sectors.

  Performance relative to the Index was helped by an overweight position in the materials sector, and positive security selection in the consumer discretionary and real estate sectors.

Top detractors from performance:

  Performance in the financials, industrials, and energy sectors subtracted from returns.

  Performance relative to the Index was hurt by an overweight in the financials and industrials sectors, and an underweight in the utilities sectors.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Investment Grade Convertible Fund Class A @ NAV - $20,823	Victory Investment Grade Convertible Fund Class A @ MOP - $20,361	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,656	ICE BofAML Investment Grade U.S. Conv 5% Constrained Index - $24,295	ICE BofAML Investment Grade U.S. Convertible Index - $27,289
6/16	$10,000	$9,778	$10,000	$10,000	$10,000
6/17	$11,342	$11,091	$9,969	$11,658	$12,040
6/18	$12,574	$12,295	$9,929	$12,944	$13,827
6/19	$13,534	$13,234	$10,710	$14,432	$15,280
6/20	$14,030	$13,719	$11,646	$14,703	$15,457
6/21	$17,636	$17,245	$11,607	$17,990	$18,661
6/22	$16,063	$15,708	$10,413	$17,421	$17,776
6/23	$16,626	$16,258	$10,315	$18,071	$18,371
6/24	$17,873	$17,477	$10,587	$19,579	$19,840
6/25	$19,193	$18,768	$11,230	$21,894	$21,984
6/26	$20,823	$20,361	$11,656	$24,295	$27,289

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	8.49%	3.38%	7.61%
Class A @ MOP	6.07%	2.91%	7.37%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
ICE BofAML Investment Grade U.S. Conv 5% Constrained Index	10.97%	6.19%	9.28%
ICE BofAML Investment Grade U.S. Convertible Index	24.13%	7.90%	10.56%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$241,596
Number of Holdings	61
Investment Advisory Fees	$1,861
Portfolio Turnover	27%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Communication Services	0.2%
Materials	1.1%
Consumer Discretionary	4.1%
Health Care	5.1%
Industrials	8.3%
Information Technology	8.4%
Real Estate	14.1%
Utilities	26.5%
Financials	29.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Bank of America Corp., Series L, 7.25%	5.1%
Uber Technologies, Inc., 0.88%, 12/1/28	5.0%
Welltower OP LLC, 2.75%, 5/15/28	4.8%
Wells Fargo & Co., Series L, 7.50%	4.5%
Vishay Intertechnology, Inc., 2.25%, 9/15/30	4.4%
Meritage Homes Corp., 1.75%, 5/15/28	4.1%
Envista Holdings Corp., 1.75%, 8/15/28	3.7%
Barclays Bank PLC, 1.00%, 2/16/29	3.7%
NextEra Energy, Inc., 7.30%, 6/1/27	3.3%
The Southern Co., Series A, 7.13%, 12/15/28	3.3%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

SBFCX — AR (6/26)

Victory Investment Grade Convertible Fund

Class I

Ticker: VICIX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Investment Grade Convertible Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$99	0.95%

What affected the Fund’s performance during the last year?

The Fund invests in convertible bonds and convertible preferred stocks that are influenced by both the stock market and bond market. Stock market returns were quite positive over the last year, and this led to positive convertible returns as well. Furthermore, the fixed coupons and/or preferred dividends of the convertible holdings provided income to the Fund.

As of June 30, 2026, the Fund is overweight compared to the ICE BofAML Investment Grade U.S. Conv 5% Constrained Index (the “Index”) in the consumer discretionary, health care, industrials, and information technology sectors. It is underweight in the real estate and utilities sectors. It is approximately equally weighted to other sectors. The Fund is broadly diversified among individual issues, economic sectors, credits, and convertible types.

Top contributors to performance:

  Absolute performance of the Fund during the fiscal year ended June 30, 2026, was led by the information technology sector, followed by the real estate and utilities sectors.

  Performance relative to the Index was helped by an overweight position in the materials sector, and positive security selection in the consumer discretionary and real estate sectors.

Top detractors from performance:

  Performance in the financials, industrials, and energy sectors subtracted from returns.

  Performance relative to the Index was hurt by an overweight in the financials and industrials sectors, and an underweight in the utilities sectors.

The graph reflects investment growth of a hypothetical investment of $2,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $2,000,000 Investment

Table Summary
	Victory Investment Grade Convertible Fund Class I - $4,326,300	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $2,331,106	ICE BofAML Investment Grade U.S. Conv 5% Constrained Index - $4,859,002	ICE BofAML Investment Grade U.S. Convertible Index - $5,457,735
6/16	$2,000,000	$2,000,000	$2,000,000	$2,000,000
6/17	$2,279,634	$1,993,707	$2,331,504	$2,408,053
6/18	$2,536,487	$1,985,787	$2,588,873	$2,765,387
6/19	$2,742,419	$2,142,053	$2,886,436	$3,055,992
6/20	$2,856,876	$2,329,261	$2,940,538	$3,091,312
6/21	$3,607,812	$2,321,499	$3,598,060	$3,732,235
6/22	$3,298,283	$2,082,567	$3,484,241	$3,555,168
6/23	$3,420,978	$2,063,037	$3,614,138	$3,674,217
6/24	$3,691,933	$2,117,316	$3,915,784	$3,968,072
6/25	$3,976,476	$2,245,965	$4,378,844	$4,396,798
6/26	$4,326,300	$2,331,106	$4,859,002	$5,457,735

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class I	8.80%	3.70%	8.02%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
ICE BofAML Investment Grade U.S. Conv 5% Constrained Index	10.97%	6.19%	9.28%
ICE BofAML Investment Grade U.S. Convertible Index	24.13%	7.90%	10.56%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$241,596
Number of Holdings	61
Investment Advisory Fees	$1,861
Portfolio Turnover	27%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Communication Services	0.2%
Materials	1.1%
Consumer Discretionary	4.1%
Health Care	5.1%
Industrials	8.3%
Information Technology	8.4%
Real Estate	14.1%
Utilities	26.5%
Financials	29.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Bank of America Corp., Series L, 7.25%	5.1%
Uber Technologies, Inc., 0.88%, 12/1/28	5.0%
Welltower OP LLC, 2.75%, 5/15/28	4.8%
Wells Fargo & Co., Series L, 7.50%	4.5%
Vishay Intertechnology, Inc., 2.25%, 9/15/30	4.4%
Meritage Homes Corp., 1.75%, 5/15/28	4.1%
Envista Holdings Corp., 1.75%, 8/15/28	3.7%
Barclays Bank PLC, 1.00%, 2/16/29	3.7%
NextEra Energy, Inc., 7.30%, 6/1/27	3.3%
The Southern Co., Series A, 7.13%, 12/15/28	3.3%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VICIX — AR (6/26)

Victory Investment Grade Convertible Fund

Member Class

Ticker: SBFMX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Investment Grade Convertible Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$115	1.10%

What affected the Fund’s performance during the last year?

The Fund invests in convertible bonds and convertible preferred stocks that are influenced by both the stock market and bond market. Stock market returns were quite positive over the last year, and this led to positive convertible returns as well. Furthermore, the fixed coupons and/or preferred dividends of the convertible holdings provided income to the Fund.

As of June 30, 2026, the Fund is overweight compared to the ICE BofAML Investment Grade U.S. Conv 5% Constrained Index (the “Index”) in the consumer discretionary, health care, industrials, and information technology sectors. It is underweight in the real estate and utilities sectors. It is approximately equally weighted to other sectors. The Fund is broadly diversified among individual issues, economic sectors, credits, and convertible types.

Top contributors to performance:

  Absolute performance of the Fund during the fiscal year ended June 30, 2026, was led by the information technology sector, followed by the real estate and utilities sectors.

  Performance relative to the Index was helped by an overweight position in the materials sector, and positive security selection in the consumer discretionary and real estate sectors.

Top detractors from performance:

  Performance in the financials, industrials, and energy sectors subtracted from returns.

  Performance relative to the Index was hurt by an overweight in the financials and industrials sectors, and an underweight in the utilities sectors.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Investment Grade Convertible Fund Member Class - $14,122	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $9,983	ICE BofAML Investment Grade U.S. Conv 5% Constrained Index - $15,630	ICE BofAML Investment Grade U.S. Convertible Index - $16,509
11/20Footnote Reference*	$10,000	$10,000	$10,000	$10,000
6/21	$11,869	$9,942	$11,574	$11,290
6/22	$10,829	$8,919	$11,208	$10,754
6/23	$11,215	$8,835	$11,626	$11,114
6/24	$12,082	$9,068	$12,596	$12,003
6/25	$12,991	$9,619	$14,086	$13,300
6/26	$14,122	$9,983	$15,630	$16,509
Footnote	Description
Footnote*	Inception date for the Victory Investment Grade Convertible Fund, Member Class is 11/3/2020.

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	Since Inception
Member Class	8.70%	3.54%	6.29%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	-0.03%
ICE BofAML Investment Grade U.S. Conv 5% Constrained Index	10.97%	6.19%	8.21%
ICE BofAML Investment Grade U.S. Convertible Index	24.13%	7.90%	9.27%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$241,596
Number of Holdings	61
Investment Advisory Fees	$1,861
Portfolio Turnover	27%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Communication Services	0.2%
Materials	1.1%
Consumer Discretionary	4.1%
Health Care	5.1%
Industrials	8.3%
Information Technology	8.4%
Real Estate	14.1%
Utilities	26.5%
Financials	29.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Bank of America Corp., Series L, 7.25%	5.1%
Uber Technologies, Inc., 0.88%, 12/1/28	5.0%
Welltower OP LLC, 2.75%, 5/15/28	4.8%
Wells Fargo & Co., Series L, 7.50%	4.5%
Vishay Intertechnology, Inc., 2.25%, 9/15/30	4.4%
Meritage Homes Corp., 1.75%, 5/15/28	4.1%
Envista Holdings Corp., 1.75%, 8/15/28	3.7%
Barclays Bank PLC, 1.00%, 2/16/29	3.7%
NextEra Energy, Inc., 7.30%, 6/1/27	3.3%
The Southern Co., Series A, 7.13%, 12/15/28	3.3%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

SBFMX — AR (6/26)

Victory Sycamore Established Value Fund

Class A

Ticker: VETAX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Sycamore Established Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$97	0.89%

What affected the Fund’s performance during the last year?

The Fund underperformed the Russell Midcap® Value Index (the “Index”) for the trailing 12-month period ended June 30, 2026. Index returns were positive across 10 of the 11 major economic sectors, with three sectors outpacing the broader Index. Information technology was the top-performing sector in the Index, posting a return of 126.33%. By contrast, consumer staples was the weakest-performing sector in the Index, returning -0.48%.

Top contributors to performance:

  Stock selection in the consumer staples and consumer discretionary sectors contributed positively to relative performance. The Fund’s underweight allocations to the financials and real estate sectors also contributed positively to relative performance.

  The Fund had no exposure to the communication services sector, which detracted from the broader Index returns and therefore contributed positively to the Fund’s relative performance.

Top detractors from performance:

  For the trailing 12-month period ended June 30, 2026, stock selection and sector allocation both detracted from relative return, with stock selection having the larger impact on relative underperformance for the period.

  Stock selection in the information technology, industrials, health care and energy sectors detracted from relative performance.

  The Fund’s underweight allocation to the information technology sector (the top-performing sector) also detracted from relative performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Sycamore Established Value Fund Class A @ NAV - $28,627	Victory Sycamore Established Value Fund Class A @ MOP - $26,980	S&P 500® Index (regulatory broad based index) - $42,271	Russell Midcap® Value Index - $27,455
6/16	$10,000	$9,425	$10,000	$10,000
6/17	$11,594	$10,927	$11,790	$11,593
6/18	$12,890	$12,149	$13,484	$12,473
6/19	$13,592	$12,811	$14,889	$12,932
6/20	$12,471	$11,754	$16,006	$11,405
6/21	$19,393	$18,278	$22,536	$17,456
6/22	$18,519	$17,454	$20,144	$15,711
6/23	$20,977	$19,770	$24,091	$17,361
6/24	$23,224	$21,888	$30,006	$19,441
6/25	$24,224	$22,830	$34,556	$21,683
6/26	$28,627	$26,980	$42,271	$27,455

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	18.18%Footnote Reference	8.10%	11.09%
Class A @ MOP	11.38%	6.83%	10.43%
S&P 500® Index	22.32%	13.41%	15.51%
Russell Midcap® Value Index	26.62%	9.48%	10.63%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$15,415,164
Number of Holdings	77
Investment Advisory Fees	$73,320
Portfolio Turnover	60%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	4.8%
Utilities	5.6%
Real Estate	6.1%
Energy	6.7%
Financials	7.5%
Health Care	8.9%
Materials	10.2%
Information Technology	11.6%
Consumer Discretionary	12.7%
Industrials	23.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Labcorp Holdings, Inc.	2.6%
U.S. Foods Holding Corp.	2.3%
Molina Healthcare, Inc.	2.1%
Alliant Energy Corp.	2.1%
Microchip Technology, Inc.	2.0%
Packaging Corp. of America	2.0%
RPM International, Inc.	2.0%
Keysight Technologies, Inc.	1.9%
Truist Financial Corp.	1.9%
Hubbell, Inc., Class B	1.9%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VETAX — AR (6/26)

Victory Sycamore Established Value Fund

Class C

Ticker: VEVCX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Sycamore Established Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$200	1.84%

What affected the Fund’s performance during the last year?

The Fund underperformed the Russell Midcap® Value Index (the “Index”) for the trailing 12-month period ended June 30, 2026. Index returns were positive across 10 of the 11 major economic sectors, with three sectors outpacing the broader Index. Information technology was the top-performing sector in the Index, posting a return of 126.33%. By contrast, consumer staples was the weakest-performing sector in the Index, returning -0.48%.

Top contributors to performance:

  Stock selection in the consumer staples and consumer discretionary sectors contributed positively to relative performance. The Fund’s underweight allocations to the financials and real estate sectors also contributed positively to relative performance.

  The Fund had no exposure to the communication services sector, which detracted from the broader Index returns and therefore contributed positively to the Fund’s relative performance.

Top detractors from performance:

  For the trailing 12-month period ended June 30, 2026, stock selection and sector allocation both detracted from relative return, with stock selection having the larger impact on relative underperformance for the period.

  Stock selection in the information technology, industrials, health care and energy sectors detracted from relative performance.

  The Fund’s underweight allocation to the information technology sector (the top-performing sector) also detracted from relative performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Sycamore Established Value Fund Class C @ NAV - $26,917	Victory Sycamore Established Value Fund Class C @ CDSC - $26,917	S&P 500® Index (regulatory broad based index) - $42,271	Russell Midcap® Value Index - $27,455
6/16	$10,000	$10,000	$10,000	$10,000
6/17	$11,503	$11,503	$11,790	$11,593
6/18	$12,689	$12,689	$13,484	$12,473
6/19	$13,279	$13,279	$14,889	$12,932
6/20	$12,091	$12,091	$16,006	$11,405
6/21	$18,658	$18,658	$22,536	$17,456
6/22	$17,683	$17,683	$20,144	$15,711
6/23	$19,876	$19,876	$24,091	$17,361
6/24	$21,837	$21,837	$30,006	$19,441
6/25	$22,777	$22,777	$34,556	$21,683
6/26	$26,917	$26,917	$42,271	$27,455

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class C @ NAV	17.04%Footnote Reference	7.21%	10.41%
Class C @ CDSC	16.04%	7.21%	10.41%
S&P 500® Index	22.32%	13.41%	15.51%
Russell Midcap® Value Index	26.62%	9.48%	10.63%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$15,415,164
Number of Holdings	77
Investment Advisory Fees	$73,320
Portfolio Turnover	60%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	4.8%
Utilities	5.6%
Real Estate	6.1%
Energy	6.7%
Financials	7.5%
Health Care	8.9%
Materials	10.2%
Information Technology	11.6%
Consumer Discretionary	12.7%
Industrials	23.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Labcorp Holdings, Inc.	2.6%
U.S. Foods Holding Corp.	2.3%
Molina Healthcare, Inc.	2.1%
Alliant Energy Corp.	2.1%
Microchip Technology, Inc.	2.0%
Packaging Corp. of America	2.0%
RPM International, Inc.	2.0%
Keysight Technologies, Inc.	1.9%
Truist Financial Corp.	1.9%
Hubbell, Inc., Class B	1.9%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VEVCX — AR (6/26)

Victory Sycamore Established Value Fund

Class I

Ticker: VEVIX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Sycamore Established Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$62	0.57%

What affected the Fund’s performance during the last year?

The Fund underperformed the Russell Midcap® Value Index (the “Index”) for the trailing 12-month period ended June 30, 2026. Index returns were positive across 10 of the 11 major economic sectors, with three sectors outpacing the broader Index. Information technology was the top-performing sector in the Index, posting a return of 126.33%. By contrast, consumer staples was the weakest-performing sector in the Index, returning -0.48%.

Top contributors to performance:

  Stock selection in the consumer staples and consumer discretionary sectors contributed positively to relative performance. The Fund’s underweight allocations to the financials and real estate sectors also contributed positively to relative performance.

  The Fund had no exposure to the communication services sector, which detracted from the broader Index returns and therefore contributed positively to the Fund’s relative performance.

Top detractors from performance:

  For the trailing 12-month period ended June 30, 2026, stock selection and sector allocation both detracted from relative return, with stock selection having the larger impact on relative underperformance for the period.

  Stock selection in the information technology, industrials, health care and energy sectors detracted from relative performance.

  The Fund’s underweight allocation to the information technology sector (the top-performing sector) also detracted from relative performance.

The graph reflects investment growth of a hypothetical investment of $2,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $2,000,000 Investment

Table Summary
	Victory Sycamore Established Value Fund Class I - $5,902,189	S&P 500® Index (regulatory broad based index) - $8,454,225	Russell Midcap® Value Index - $5,491,043
6/16	$2,000,000	$2,000,000	$2,000,000
6/17	$2,324,436	$2,357,920	$2,318,510
6/18	$2,591,786	$2,696,848	$2,494,608
6/19	$2,742,013	$2,977,791	$2,586,441
6/20	$2,523,522	$3,201,277	$2,280,934
6/21	$3,936,786	$4,507,211	$3,491,289
6/22	$3,771,239	$4,028,733	$3,142,267
6/23	$4,285,638	$4,818,127	$3,472,290
6/24	$4,759,586	$6,001,270	$3,888,183
6/25	$4,978,776	$6,911,282	$4,336,648
6/26	$5,902,189	$8,454,225	$5,491,043

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class I	18.55%Footnote Reference	8.44%	11.43%
S&P 500® Index	22.32%	13.41%	15.51%
Russell Midcap® Value Index	26.62%	9.48%	10.63%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$15,415,164
Number of Holdings	77
Investment Advisory Fees	$73,320
Portfolio Turnover	60%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	4.8%
Utilities	5.6%
Real Estate	6.1%
Energy	6.7%
Financials	7.5%
Health Care	8.9%
Materials	10.2%
Information Technology	11.6%
Consumer Discretionary	12.7%
Industrials	23.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Labcorp Holdings, Inc.	2.6%
U.S. Foods Holding Corp.	2.3%
Molina Healthcare, Inc.	2.1%
Alliant Energy Corp.	2.1%
Microchip Technology, Inc.	2.0%
Packaging Corp. of America	2.0%
RPM International, Inc.	2.0%
Keysight Technologies, Inc.	1.9%
Truist Financial Corp.	1.9%
Hubbell, Inc., Class B	1.9%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VEVIX — AR (6/26)

Victory Sycamore Established Value Fund

Class R

Ticker: GETGX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Sycamore Established Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$118	1.08%

What affected the Fund’s performance during the last year?

The Fund underperformed the Russell Midcap® Value Index (the “Index”) for the trailing 12-month period ended June 30, 2026. Index returns were positive across 10 of the 11 major economic sectors, with three sectors outpacing the broader Index. Information technology was the top-performing sector in the Index, posting a return of 126.33%. By contrast, consumer staples was the weakest-performing sector in the Index, returning -0.48%.

Top contributors to performance:

  Stock selection in the consumer staples and consumer discretionary sectors contributed positively to relative performance. The Fund’s underweight allocations to the financials and real estate sectors also contributed positively to relative performance.

  The Fund had no exposure to the communication services sector, which detracted from the broader Index returns and therefore contributed positively to the Fund’s relative performance.

Top detractors from performance:

  For the trailing 12-month period ended June 30, 2026, stock selection and sector allocation both detracted from relative return, with stock selection having the larger impact on relative underperformance for the period.

  Stock selection in the information technology, industrials, health care and energy sectors detracted from relative performance.

  The Fund’s underweight allocation to the information technology sector (the top-performing sector) also detracted from relative performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Sycamore Established Value Fund Class R - $28,041	S&P 500® Index (regulatory broad based index) - $42,271	Russell Midcap® Value Index - $27,455
6/16	$10,000	$10,000	$10,000
6/17	$11,569	$11,790	$11,593
6/18	$12,840	$13,484	$12,473
6/19	$13,511	$14,889	$12,932
6/20	$12,371	$16,006	$11,405
6/21	$19,199	$22,536	$17,456
6/22	$18,295	$20,144	$15,711
6/23	$20,677	$24,091	$17,361
6/24	$22,848	$30,006	$19,441
6/25	$23,776	$34,556	$21,683
6/26	$28,041	$42,271	$27,455

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class R	17.94%Footnote Reference	7.87%	10.86%
S&P 500® Index	22.32%	13.41%	15.51%
Russell Midcap® Value Index	26.62%	9.48%	10.63%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$15,415,164
Number of Holdings	77
Investment Advisory Fees	$73,320
Portfolio Turnover	60%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	4.8%
Utilities	5.6%
Real Estate	6.1%
Energy	6.7%
Financials	7.5%
Health Care	8.9%
Materials	10.2%
Information Technology	11.6%
Consumer Discretionary	12.7%
Industrials	23.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Labcorp Holdings, Inc.	2.6%
U.S. Foods Holding Corp.	2.3%
Molina Healthcare, Inc.	2.1%
Alliant Energy Corp.	2.1%
Microchip Technology, Inc.	2.0%
Packaging Corp. of America	2.0%
RPM International, Inc.	2.0%
Keysight Technologies, Inc.	1.9%
Truist Financial Corp.	1.9%
Hubbell, Inc., Class B	1.9%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

GETGX — AR (6/26)

Victory Sycamore Established Value Fund

Class R6

Ticker: VEVRX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Sycamore Established Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$58	0.53%

What affected the Fund’s performance during the last year?

The Fund underperformed the Russell Midcap® Value Index (the “Index”) for the trailing 12-month period ended June 30, 2026. Index returns were positive across 10 of the 11 major economic sectors, with three sectors outpacing the broader Index. Information technology was the top-performing sector in the Index, posting a return of 126.33%. By contrast, consumer staples was the weakest-performing sector in the Index, returning -0.48%.

Top contributors to performance:

  Stock selection in the consumer staples and consumer discretionary sectors contributed positively to relative performance. The Fund’s underweight allocations to the financials and real estate sectors also contributed positively to relative performance.

  The Fund had no exposure to the communication services sector, which detracted from the broader Index returns and therefore contributed positively to the Fund’s relative performance.

Top detractors from performance:

  For the trailing 12-month period ended June 30, 2026, stock selection and sector allocation both detracted from relative return, with stock selection having the larger impact on relative underperformance for the period.

  Stock selection in the information technology, industrials, health care and energy sectors detracted from relative performance.

  The Fund’s underweight allocation to the information technology sector (the top-performing sector) also detracted from relative performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Sycamore Established Value Fund Class R6 - $29,647	S&P 500® Index (regulatory broad based index) - $42,271	Russell Midcap® Value Index - $27,455
6/16	$10,000	$10,000	$10,000
6/17	$11,634	$11,790	$11,593
6/18	$12,984	$13,484	$12,473
6/19	$13,737	$14,889	$12,932
6/20	$12,645	$16,006	$11,405
6/21	$19,736	$22,536	$17,456
6/22	$18,914	$20,144	$15,711
6/23	$21,501	$24,091	$17,361
6/24	$23,892	$30,006	$19,441
6/25	$25,000	$34,556	$21,683
6/26	$29,647	$42,271	$27,455

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class R6	18.59%Footnote Reference	8.48%	11.48%
S&P 500® Index	22.32%	13.41%	15.51%
Russell Midcap® Value Index	26.62%	9.48%	10.63%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$15,415,164
Number of Holdings	77
Investment Advisory Fees	$73,320
Portfolio Turnover	60%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	4.8%
Utilities	5.6%
Real Estate	6.1%
Energy	6.7%
Financials	7.5%
Health Care	8.9%
Materials	10.2%
Information Technology	11.6%
Consumer Discretionary	12.7%
Industrials	23.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Labcorp Holdings, Inc.	2.6%
U.S. Foods Holding Corp.	2.3%
Molina Healthcare, Inc.	2.1%
Alliant Energy Corp.	2.1%
Microchip Technology, Inc.	2.0%
Packaging Corp. of America	2.0%
RPM International, Inc.	2.0%
Keysight Technologies, Inc.	1.9%
Truist Financial Corp.	1.9%
Hubbell, Inc., Class B	1.9%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VEVRX — AR (6/26)

Victory Sycamore Established Value Fund

Class Y

Ticker: VEVYX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Sycamore Established Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$70	0.64%

What affected the Fund’s performance during the last year?

The Fund underperformed the Russell Midcap® Value Index (the “Index”) for the trailing 12-month period ended June 30, 2026. Index returns were positive across 10 of the 11 major economic sectors, with three sectors outpacing the broader Index. Information technology was the top-performing sector in the Index, posting a return of 126.33%. By contrast, consumer staples was the weakest-performing sector in the Index, returning -0.48%.

Top contributors to performance:

  Stock selection in the consumer staples and consumer discretionary sectors contributed positively to relative performance. The Fund’s underweight allocations to the financials and real estate sectors also contributed positively to relative performance.

  The Fund had no exposure to the communication services sector, which detracted from the broader Index returns and therefore contributed positively to the Fund’s relative performance.

Top detractors from performance:

  For the trailing 12-month period ended June 30, 2026, stock selection and sector allocation both detracted from relative return, with stock selection having the larger impact on relative underperformance for the period.

  Stock selection in the information technology, industrials, health care and energy sectors detracted from relative performance.

  The Fund’s underweight allocation to the information technology sector (the top-performing sector) also detracted from relative performance.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

Table Summary
	Victory Sycamore Established Value Fund Class Y - $2,939,223	S&P 500® Index (regulatory broad based index) - $4,227,112	Russell Midcap® Value Index - $2,745,521
6/16	$1,000,000	$1,000,000	$1,000,000
6/17	$1,162,374	$1,178,960	$1,159,255
6/18	$1,296,214	$1,348,424	$1,247,304
6/19	$1,371,049	$1,488,895	$1,293,221
6/20	$1,261,333	$1,600,639	$1,140,467
6/21	$1,967,494	$2,253,606	$1,745,645
6/22	$1,883,998	$2,014,367	$1,571,133
6/23	$2,139,169	$2,409,064	$1,736,145
6/24	$2,373,889	$3,000,635	$1,944,092
6/25	$2,481,418	$3,455,641	$2,168,324
6/26	$2,939,223	$4,227,112	$2,745,521

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class Y	18.45%Footnote Reference	8.36%	11.38%
S&P 500® Index	22.32%	13.41%	15.51%
Russell Midcap® Value Index	26.62%	9.48%	10.63%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$15,415,164
Number of Holdings	77
Investment Advisory Fees	$73,320
Portfolio Turnover	60%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	4.8%
Utilities	5.6%
Real Estate	6.1%
Energy	6.7%
Financials	7.5%
Health Care	8.9%
Materials	10.2%
Information Technology	11.6%
Consumer Discretionary	12.7%
Industrials	23.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Labcorp Holdings, Inc.	2.6%
U.S. Foods Holding Corp.	2.3%
Molina Healthcare, Inc.	2.1%
Alliant Energy Corp.	2.1%
Microchip Technology, Inc.	2.0%
Packaging Corp. of America	2.0%
RPM International, Inc.	2.0%
Keysight Technologies, Inc.	1.9%
Truist Financial Corp.	1.9%
Hubbell, Inc., Class B	1.9%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VEVYX — AR (6/26)

Victory Sycamore Small Company Opportunity Fund

Class A

Ticker: SSGSX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Sycamore Small Company Opportunity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$143	1.24%

What affected the Fund’s performance during the last year?

The Fund underperformed the Russell 2000® Value Index (the “Index”) for the trailing 12-month period ended June 30, 2026. Index returns were positive across all 11 major economic sectors, with four sectors outpacing the broader Index. Within the Index, information technology was the top-performing sector, returning 128.58%. Utilities was the weakest-performing sector within the Index, returning 15.04%.

Top contributors to performance:

  The Fund’s underweight in the real estate and utilities (the weakest-performing sector within the Index) sectors contributed positively to relative performance.

  Stock selection in the information technology sector (the top-performing sector) contributed positively to relative performance, and the Fund's overweight position in that sector further added to relative return.

Top detractors from performance:

  For the trailing 12-month period ended June 30, 2026, stock selection was the primary driver of relative underperformance, while sector allocation was roughly neutral for the period.

  Stock selection in the materials, financials, health care, and consumer discretionary sectors detracted most from relative performance for the period.

  The Fund's underweight position in the health care sector, which outperformed the broader Index, also detracted from relative performance.

  The Fund’s underweight position in the communication services sector also detracted from relative performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Sycamore Small Company Opportunity Fund Class A @ NAV - $27,610	Victory Sycamore Small Company Opportunity Fund Class A @ MOP - $26,021	Russell 3000® Index (regulatory broad based index) - $40,672	Russell 2000® Value Index - $28,123
6/16	$10,000	$9,424	$10,000	$10,000
6/17	$12,439	$11,723	$11,851	$12,486
6/18	$14,209	$13,391	$13,602	$14,121
6/19	$14,633	$13,791	$14,824	$13,241
6/20	$12,692	$11,961	$15,792	$10,927
6/21	$19,605	$18,477	$22,767	$18,934
6/22	$17,820	$16,795	$19,610	$15,851
6/23	$19,973	$18,824	$23,327	$16,803
6/24	$20,955	$19,749	$28,721	$18,634
6/25	$21,231	$20,009	$33,114	$19,666
6/26	$27,610	$26,021	$40,672	$28,123

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	30.05%Footnote Reference	7.09%	10.69%
Class A @ MOP	22.56%	5.83%	10.04%
Russell 3000® Index	22.82%	12.31%	15.06%
Russell 2000® Value Index	43.01%	8.23%	10.89%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$4,677,890
Number of Holdings	105
Investment Advisory Fees	$38,611
Portfolio Turnover	54%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Utilities	2.1%
Real Estate	3.3%
Consumer Staples	4.7%
Materials	5.8%
Health Care	6.8%
Energy	6.9%
Information Technology	9.7%
Consumer Discretionary	10.9%
Industrials	22.0%
Financials	23.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
United Bankshares, Inc.	1.6%
Renasant Corp.	1.6%
UMB Financial Corp.	1.6%
Charles River Laboratories International, Inc.	1.6%
Old National Bancorp	1.5%
The Chefs' Warehouse, Inc.	1.5%
MSA Safety, Inc.	1.4%
Ryman Hospitality Properties, Inc.	1.4%
Simpson Manufacturing Co., Inc.	1.4%
McGrath RentCorp	1.4%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

SSGSX — AR (6/26)

Victory Sycamore Small Company Opportunity Fund

Class I

Ticker: VSOIX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Sycamore Small Company Opportunity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$103	0.89%

What affected the Fund’s performance during the last year?

The Fund underperformed the Russell 2000® Value Index (the “Index”) for the trailing 12-month period ended June 30, 2026. Index returns were positive across all 11 major economic sectors, with four sectors outpacing the broader Index. Within the Index, information technology was the top-performing sector, returning 128.58%. Utilities was the weakest-performing sector within the Index, returning 15.04%.

Top contributors to performance:

  The Fund’s underweight in the real estate and utilities (the weakest-performing sector within the Index) sectors contributed positively to relative performance.

  Stock selection in the information technology sector (the top-performing sector) contributed positively to relative performance, and the Fund's overweight position in that sector further added to relative return.

Top detractors from performance:

  For the trailing 12-month period ended June 30, 2026, stock selection was the primary driver of relative underperformance, while sector allocation was roughly neutral for the period.

  Stock selection in the materials, financials, health care, and consumer discretionary sectors detracted most from relative performance for the period.

  The Fund's underweight position in the health care sector, which outperformed the broader Index, also detracted from relative performance.

  The Fund’s underweight position in the communication services sector also detracted from relative performance.

The graph reflects investment growth of a hypothetical investment of $2,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $2,000,000 Investment

Table Summary
	Victory Sycamore Small Company Opportunity Fund Class I - $5,712,758	Russell 3000® Index (regulatory broad based index) - $8,134,350	Russell 2000® Value Index - $5,624,633
6/16	$2,000,000	$2,000,000	$2,000,000
6/17	$2,495,808	$2,370,189	$2,497,139
6/18	$2,859,941	$2,720,458	$2,824,245
6/19	$2,955,479	$2,964,824	$2,648,141
6/20	$2,572,261	$3,158,414	$2,185,325
6/21	$3,986,608	$4,553,309	$3,786,724
6/22	$3,636,622	$3,921,964	$3,170,228
6/23	$4,091,110	$4,665,320	$3,360,681
6/24	$4,307,503	$5,744,180	$3,726,851
6/25	$4,378,217	$6,622,796	$3,933,146
6/26	$5,712,758	$8,134,350	$5,624,633

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class I	30.48%Footnote Reference	7.46%	11.07%
Russell 3000® Index	22.82%	12.31%	15.06%
Russell 2000® Value Index	43.01%	8.23%	10.89%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$4,677,890
Number of Holdings	105
Investment Advisory Fees	$38,611
Portfolio Turnover	54%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Utilities	2.1%
Real Estate	3.3%
Consumer Staples	4.7%
Materials	5.8%
Health Care	6.8%
Energy	6.9%
Information Technology	9.7%
Consumer Discretionary	10.9%
Industrials	22.0%
Financials	23.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
United Bankshares, Inc.	1.6%
Renasant Corp.	1.6%
UMB Financial Corp.	1.6%
Charles River Laboratories International, Inc.	1.6%
Old National Bancorp	1.5%
The Chefs' Warehouse, Inc.	1.5%
MSA Safety, Inc.	1.4%
Ryman Hospitality Properties, Inc.	1.4%
Simpson Manufacturing Co., Inc.	1.4%
McGrath RentCorp	1.4%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VSOIX — AR (6/26)

Victory Sycamore Small Company Opportunity Fund

Class R

Ticker: GOGFX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Sycamore Small Company Opportunity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$165	1.44%

What affected the Fund’s performance during the last year?

The Fund underperformed the Russell 2000® Value Index (the “Index”) for the trailing 12-month period ended June 30, 2026. Index returns were positive across all 11 major economic sectors, with four sectors outpacing the broader Index. Within the Index, information technology was the top-performing sector, returning 128.58%. Utilities was the weakest-performing sector within the Index, returning 15.04%.

Top contributors to performance:

  The Fund’s underweight in the real estate and utilities (the weakest-performing sector within the Index) sectors contributed positively to relative performance.

  Stock selection in the information technology sector (the top-performing sector) contributed positively to relative performance, and the Fund's overweight position in that sector further added to relative return.

Top detractors from performance:

  For the trailing 12-month period ended June 30, 2026, stock selection was the primary driver of relative underperformance, while sector allocation was roughly neutral for the period.

  Stock selection in the materials, financials, health care, and consumer discretionary sectors detracted most from relative performance for the period.

  The Fund's underweight position in the health care sector, which outperformed the broader Index, also detracted from relative performance.

  The Fund’s underweight position in the communication services sector also detracted from relative performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Sycamore Small Company Opportunity Fund Class R - $27,069	Russell 3000® Index (regulatory broad based index) - $40,672	Russell 2000® Value Index - $28,123
6/16	$10,000	$10,000	$10,000
6/17	$12,413	$11,851	$12,486
6/18	$14,145	$13,602	$14,121
6/19	$14,534	$14,824	$13,241
6/20	$12,586	$15,792	$10,927
6/21	$19,408	$22,767	$18,934
6/22	$17,612	$19,610	$15,851
6/23	$19,706	$23,327	$16,803
6/24	$20,634	$28,721	$18,634
6/25	$20,854	$33,114	$19,666
6/26	$27,069	$40,672	$28,123

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class R	29.80%Footnote Reference	6.88%	10.47%
Russell 3000® Index	22.82%	12.31%	15.06%
Russell 2000® Value Index	43.01%	8.23%	10.89%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$4,677,890
Number of Holdings	105
Investment Advisory Fees	$38,611
Portfolio Turnover	54%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Utilities	2.1%
Real Estate	3.3%
Consumer Staples	4.7%
Materials	5.8%
Health Care	6.8%
Energy	6.9%
Information Technology	9.7%
Consumer Discretionary	10.9%
Industrials	22.0%
Financials	23.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
United Bankshares, Inc.	1.6%
Renasant Corp.	1.6%
UMB Financial Corp.	1.6%
Charles River Laboratories International, Inc.	1.6%
Old National Bancorp	1.5%
The Chefs' Warehouse, Inc.	1.5%
MSA Safety, Inc.	1.4%
Ryman Hospitality Properties, Inc.	1.4%
Simpson Manufacturing Co., Inc.	1.4%
McGrath RentCorp	1.4%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

GOGFX — AR (6/26)

Victory Sycamore Small Company Opportunity Fund

Class R6

Ticker: VSORX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Sycamore Small Company Opportunity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$97	0.84%

What affected the Fund’s performance during the last year?

The Fund underperformed the Russell 2000® Value Index (the “Index”) for the trailing 12-month period ended June 30, 2026. Index returns were positive across all 11 major economic sectors, with four sectors outpacing the broader Index. Within the Index, information technology was the top-performing sector, returning 128.58%. Utilities was the weakest-performing sector within the Index, returning 15.04%.

Top contributors to performance:

  The Fund’s underweight in the real estate and utilities (the weakest-performing sector within the Index) sectors contributed positively to relative performance.

  Stock selection in the information technology sector (the top-performing sector) contributed positively to relative performance, and the Fund's overweight position in that sector further added to relative return.

Top detractors from performance:

  For the trailing 12-month period ended June 30, 2026, stock selection was the primary driver of relative underperformance, while sector allocation was roughly neutral for the period.

  Stock selection in the materials, financials, health care, and consumer discretionary sectors detracted most from relative performance for the period.

  The Fund's underweight position in the health care sector, which outperformed the broader Index, also detracted from relative performance.

  The Fund’s underweight position in the communication services sector also detracted from relative performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Sycamore Small Company Opportunity Fund Class R6 - $28,670	Russell 3000® Index (regulatory broad based index) - $40,672	Russell 2000® Value Index - $28,123
6/16	$10,000	$10,000	$10,000
6/17	$12,478	$11,851	$12,486
6/18	$14,302	$13,602	$14,121
6/19	$14,783	$14,824	$13,241
6/20	$12,874	$15,792	$10,927
6/21	$19,961	$22,767	$18,934
6/22	$18,219	$19,610	$15,851
6/23	$20,499	$23,327	$16,803
6/24	$21,594	$28,721	$18,634
6/25	$21,958	$33,114	$19,666
6/26	$28,670	$40,672	$28,123

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class R6	30.57%Footnote Reference	7.51%	11.11%
Russell 3000® Index	22.82%	12.31%	15.06%
Russell 2000® Value Index	43.01%	8.23%	10.89%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$4,677,890
Number of Holdings	105
Investment Advisory Fees	$38,611
Portfolio Turnover	54%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Utilities	2.1%
Real Estate	3.3%
Consumer Staples	4.7%
Materials	5.8%
Health Care	6.8%
Energy	6.9%
Information Technology	9.7%
Consumer Discretionary	10.9%
Industrials	22.0%
Financials	23.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
United Bankshares, Inc.	1.6%
Renasant Corp.	1.6%
UMB Financial Corp.	1.6%
Charles River Laboratories International, Inc.	1.6%
Old National Bancorp	1.5%
The Chefs' Warehouse, Inc.	1.5%
MSA Safety, Inc.	1.4%
Ryman Hospitality Properties, Inc.	1.4%
Simpson Manufacturing Co., Inc.	1.4%
McGrath RentCorp	1.4%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VSORX — AR (6/26)

Victory Sycamore Small Company Opportunity Fund

Class Y

Ticker: VSOYX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Sycamore Small Company Opportunity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$111	0.96%

What affected the Fund’s performance during the last year?

The Fund underperformed the Russell 2000® Value Index (the “Index”) for the trailing 12-month period ended June 30, 2026. Index returns were positive across all 11 major economic sectors, with four sectors outpacing the broader Index. Within the Index, information technology was the top-performing sector, returning 128.58%. Utilities was the weakest-performing sector within the Index, returning 15.04%.

Top contributors to performance:

  The Fund’s underweight in the real estate and utilities (the weakest-performing sector within the Index) sectors contributed positively to relative performance.

  Stock selection in the information technology sector (the top-performing sector) contributed positively to relative performance, and the Fund's overweight position in that sector further added to relative return.

Top detractors from performance:

  For the trailing 12-month period ended June 30, 2026, stock selection was the primary driver of relative underperformance, while sector allocation was roughly neutral for the period.

  Stock selection in the materials, financials, health care, and consumer discretionary sectors detracted most from relative performance for the period.

  The Fund's underweight position in the health care sector, which outperformed the broader Index, also detracted from relative performance.

  The Fund’s underweight position in the communication services sector also detracted from relative performance.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

Table Summary
	Victory Sycamore Small Company Opportunity Fund Class Y - $2,822,379	Russell 3000® Index (regulatory broad based index) - $4,067,175	Russell 2000® Value Index - $2,812,317
6/16	$1,000,000	$1,000,000	$1,000,000
6/17	$1,244,872	$1,185,095	$1,248,570
6/18	$1,423,363	$1,360,229	$1,412,122
6/19	$1,468,780	$1,482,412	$1,324,070
6/20	$1,276,651	$1,579,207	$1,092,663
6/21	$1,975,895	$2,276,654	$1,893,362
6/22	$1,801,853	$1,960,982	$1,585,114
6/23	$2,025,351	$2,332,660	$1,680,340
6/24	$2,131,036	$2,872,090	$1,863,426
6/25	$2,164,713	$3,311,398	$1,966,573
6/26	$2,822,379	$4,067,175	$2,812,317

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class Y	30.38%Footnote Reference	7.39%	10.93%
Russell 3000® Index	22.82%	12.31%	15.06%
Russell 2000® Value Index	43.01%	8.23%	10.89%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$4,677,890
Number of Holdings	105
Investment Advisory Fees	$38,611
Portfolio Turnover	54%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Utilities	2.1%
Real Estate	3.3%
Consumer Staples	4.7%
Materials	5.8%
Health Care	6.8%
Energy	6.9%
Information Technology	9.7%
Consumer Discretionary	10.9%
Industrials	22.0%
Financials	23.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
United Bankshares, Inc.	1.6%
Renasant Corp.	1.6%
UMB Financial Corp.	1.6%
Charles River Laboratories International, Inc.	1.6%
Old National Bancorp	1.5%
The Chefs' Warehouse, Inc.	1.5%
MSA Safety, Inc.	1.4%
Ryman Hospitality Properties, Inc.	1.4%
Simpson Manufacturing Co., Inc.	1.4%
McGrath RentCorp	1.4%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VSOYX — AR (6/26)

(b)  Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”). During the period covered by this report, there were no amendments, nor did the Registrant grant any waivers, including any implicit waivers, from any provision of the Code of Ethics. The Code of Ethics is attached hereto as Exhibit 19(a)(1) of this Form.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. David L. Meyer and E. Lee Beard are each an “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Item 4. Principal Accountant Fees and Services.

(a)  Audit Fees.  Fees for audit services provided to the Registrant were $193,045 and $207,750 for the fiscal years ended June 30, 2026 and 2025, respectively.

(b) Audit-Related Fees.  The aggregate fees billed in each of the last two fiscal years for audit-related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this item were $0 and $0 for the fiscal years ended June 30, 2026 and 2025, respectively.

(c)  Tax Fees.  Fees for tax services, which consisted of income and excise tax compliance services, were $64,400 and $70,250 for the fiscal years ended June 30, 2026 and 2025, respectively.

(d)  All Other Fees.  Fees for other services totaled $0 and $0 for the fiscal years ended June 30, 2026 and 2025, respectively.

(e)  (1)  The Registrant’s Audit Committee has adopted Pre-Approval Policies and Procedures. The Audit Committee must pre-approve all audit services and non-audit services that the principal accountant provides to the Registrant. The Audit Committee must also pre-approve any engagement of the principal accountant to provide non-audit services to the Registrant’s investment adviser, or any affiliate of the adviser that provides ongoing services to the Registrant, if such non-audit services directly impact the Registrant’s operations and financial reporting.

     (2)  100% of services described in items (b) were pre-approved by the Audit Committee pursuant to Rule 2 01(c)(7)(i)(c) of Regulation S-X.

(f)  All of the work in connection with the audit of the Registrant during the years ended June 30, 2026 and 2025 was performed by full-time employees of the Registrant’s principal accountant.

(g)  The aggregate fees billed by the principal accountant for non-audit services to the Registrant, the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $109,400 and $70,250 for the years ended June 30, 2026 and 2025, respectively.

(h)  The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal auditor’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)  Not applicable.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

June 30, 2026
Annual: Full Financials
Victory Integrity Discovery Fund
Victory Integrity Mid-Cap Value Fund
Victory Integrity Small-Cap Value Fund
Victory Integrity Small/Mid-Cap Value Fund
Victory Multi-Cap Fund
Victory S&P 500 Index Fund
Victory Mid-Cap Core Growth Fund
Victory Trivalent International Fund — Core Equity
Victory Trivalent International Small-Cap Fund

Victory
Portfolios
1
Schedules of Portfolio Investments (Form N-CSR Item 6)
Victory Integrity Discovery Fund
3
Victory Integrity Mid-Cap Value Fund
6
Victory Integrity Small-Cap Value Fund
9
Victory Integrity Small/Mid-Cap Value Fund
13
Victory Multi-Cap Fund
16
Victory S&P 500 Index Fund
19
Victory Mid-Cap Core Growth Fund
29
Victory Trivalent International Fund — Core Equity
32
Victory Trivalent International Small-Cap Fund
41
Financial Statements (Form N-CSR Item 7)
Statements of Assets and Liabilities
50
Statements of Operations
53
Statements of Changes in Net Assets
56
Financial Highlights
67
Notes to Financial Statements (Form N-CSR Item 7) 104
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 117
Supplemental Information (Unaudited)
Additional Federal Income Tax Information
118

Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 (800-235-8396 for Member Class) and Form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863 (800-235-8396 for Member Class). Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios
Victory Integrity Discovery Fund
3
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (97.8%)
Banks (24.9%):
BayCom Corp. ......................................................... 22,750 $ 748
Blue Ridge Bankshares, Inc. ............................................... 187,500 662
Bridgewater Bancshares, Inc. (a) ............................................ 29,600 623
Business First Bancshares, Inc. ............................................. 26,650 819
Central Pacific Financial Corp. ............................................. 9,800 374
Citizens Community Bancorp, Inc. .......................................... 23,800 557
Civista Bancshares, Inc. .................................................. 24,150 682
Commercial Bancgroup, Inc. ............................................... 21,900 707
Community West Bancshares .............................................. 26,750 718
ConnectOne Bancorp, Inc. ................................................ 24,700 826
Dime Commercial Bancshares, Inc. .......................................... 11,550 470
Financial Institutions, Inc. ................................................. 21,500 838
First Community Corp. ................................................... 14,200 464
First Internet Bancorp .................................................... 22,500 625
First Mid Bancshares, Inc. ................................................ 19,100 919
German American Bancorp, Inc. ............................................ 4,850 230
Horizon Bancorp, Inc. ................................................... 50,400 1,007
Independent Bank Corp. .................................................. 24,750 893
Isabella Bank Corp. (b) ................................................... 17,600 695
Mercantile Bank Corp. ................................................... 11,000 632
Northrim BanCorp, Inc. .................................................. 24,500 680
Orange County Bancorp, Inc. .............................................. 19,750 726
Origin Bancorp, Inc. ..................................................... 8,950 458
Peapack-Gladstone Financial Corp. .......................................... 16,300 771
Peoples Bancorp, Inc. .................................................... 25,550 981
Primis Financial Corp. ................................................... 46,000 753
QCR Holdings, Inc. ..................................................... 8,750 852
SmartFinancial, Inc. ..................................................... 15,650 734
South Plains Financial, Inc. ................................................ 12,650 545
Southern First Bancshares, Inc. (a) ........................................... 11,350 693
Southern Missouri Bancorp, Inc. ............................................ 10,675 814
Univest Financial Corp. .................................................. 10,650 466
Washington Trust Bancorp, Inc. ............................................. 24,750 903
22,865
Communication Services (3.4%):
IMAX Corp. (a) ........................................................ 15,350 612
MNTN, Inc. , Class A (a) .................................................. 52,484 483
PubMatic, Inc. , Class A (a) ................................................ 48,300 633
Shenandoah Telecommunications Co. ........................................ 29,756 449
The Marcus Corp. ...................................................... 40,143 942
3,119
Consumer Discretionary (12.4%):
BJ's Restaurants, Inc. (a) .................................................. 13,350 811
First Watch Restaurant Group, Inc. (a) ........................................ 45,000 580
Genesco, Inc. (a) ........................................................ 18,100 611
Helen of Troy Ltd. (a) .................................................... 17,900 520
Latham Group, Inc. (a) ................................................... 122,000 789
Lindblad Expeditions Holdings, Inc. (a) ....................................... 41,800 1,180
MarineMax, Inc. (a) ..................................................... 20,750 760
MasterCraft Boat Holdings, Inc. (a) .......................................... 23,800 615
Monro, Inc. (b) ......................................................... 34,500 590
Motorcar Parts of America, Inc. (a) ........................................... 48,600 745
National Vision Holdings, Inc. (a) ............................................ 25,200 479
Phoenix Education Partners, Inc. ............................................ 14,349 471
Portillo's, Inc. , Class A (a) ................................................. 105,000 498
Sally Beauty Holdings, Inc. (a) .............................................. 37,000 523
Savers Value Village, Inc. (a) (b) ............................................. 62,800 634
The Wendy's Co. (b) ..................................................... 57,764 479
Wolverine World Wide, Inc. ............................................... 39,044 645

Victory Portfolios
Victory Integrity Discovery Fund

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Zumiez, Inc. (a) ........................................................ 22,400 $ 399
11,329
Consumer Finance (0.8%):
EZCORP, Inc. , Class A (a) ................................................. 20,550 710
Consumer Staples (0.6%):
The Honest Co., Inc. (a) (b) ................................................ 163,000 597
Energy (5.8%):
Ardmore Shipping Corp. .................................................. 45,850 642
Granite Ridge Resources, Inc. .............................................. 132,000 582
Infinity Natural Resources, Inc. , Class A (a) (b) .................................. 34,000 432
National Energy Services Reunited Corp. (a) .................................... 21,100 632
ProPetro Holding Corp. (a) ................................................ 44,200 634
Riley Exploration Permian, Inc. ............................................. 19,600 646
Select Water Solutions, Inc. , Class A ......................................... 40,415 807
WhiteHawk Minerals Corp. , Class A (a) ....................................... 32,700 910
5,285
Health Care (6.2%):
Artivion, Inc. (a) ........................................................ 30,200 679
Azenta, Inc. (a) ......................................................... 30,700 783
Brookdale Senior Living, Inc. (a) ............................................ 46,800 753
Collegium Pharmaceutical, Inc. (a) ........................................... 25,000 905
HealthStream, Inc. ...................................................... 36,000 981
MiMedx Group, Inc. (a) ................................................... 77,300 298
Orthofix Medical, Inc. (a) ................................................. 58,000 530
Surgery Partners, Inc. (a) .................................................. 44,350 745
5,674
Industrials (16.6%):
BlueLinx Holdings, Inc. (a) ................................................ 13,625 843
Covenant Logistics Group, Inc. , Class A ....................................... 18,150 802
CRA International, Inc. ................................................... 3,975 566
Douglas Dynamics, Inc. .................................................. 13,650 736
Ducommun, Inc. (a) ..................................................... 3,870 717
DXP Enterprises, Inc. (a) .................................................. 3,410 575
Enviri Corp. (a) ......................................................... 22,000 483
Hyster-Yale, Inc. ....................................................... 20,175 707
IBEX Holdings Ltd. (a) ................................................... 18,000 547
Insteel Industries, Inc. (b) ................................................. 29,000 876
Interface, Inc. , Class A ................................................... 26,000 932
Kelly Services, Inc. , Class A ............................................... 68,500 841
Liquidity Services, Inc. (a) ................................................. 17,500 685
Matrix Service Co. (a) .................................................... 41,500 568
Miller Industries, Inc. .................................................... 15,500 793
Pangaea Logistics Solutions Ltd. ............................................ 97,500 634
Park Aerospace Corp. .................................................... 17,250 658
Park-Ohio Holdings Corp. ................................................ 23,400 900
Quanex Building Products Corp. ............................................ 50,000 931
Titan Machinery, Inc. (a) .................................................. 41,500 876
Willdan Group, Inc. (a) ................................................... 7,000 554
15,224
Information Technology (13.7%):
ADTRAN Holdings, Inc. (a) ............................................... 44,450 618
Grid Dynamics Holdings, Inc. (a) ............................................ 124,309 706
Harmonic, Inc. (a) ....................................................... 54,600 892
I3 Verticals, Inc. , Class A (a) ............................................... 36,200 773
Kimball Electronics, Inc. (a) ............................................... 34,100 873
Kopin Corp. (a) (b) ...................................................... 159,944 716
Lantronix, Inc. (a) ....................................................... 102,750 604
Mitek Systems, Inc. (a) ................................................... 35,500 715
NETGEAR, Inc. (a) ..................................................... 32,067 749
OneSpan, Inc. ......................................................... 52,400 752

Victory Portfolios
Victory Integrity Discovery Fund

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
PDF Solutions, Inc. (a) ................................................... 7,100 $ 503
Progress Software Corp. (a) ................................................ 20,185 678
Rapid7, Inc. (a) ......................................................... 64,272 521
Ribbon Communications, Inc. (a) ............................................ 247,500 579
Silvaco Group, Inc. (a) ................................................... 59,500 820
Viant Technology, Inc. , Class A (a) ........................................... 44,000 557
Vishay Precision Group, Inc. (a) ............................................. 7,385 1,107
Xerox Holdings Corp. (b) ................................................. 140,202 439
12,602
Insurance (2.5%):
American Integrity Insurance Group, Inc. ...................................... 41,000 772
Donegal Group, Inc. , Class A .............................................. 32,950 621
HCI Group, Inc. ........................................................ 1,060 186
Heritage Insurance Holdings, Inc. (a) ......................................... 28,200 736
2,315
Materials (4.6%):
AdvanSix, Inc. ......................................................... 31,700 630
Clearwater Paper Corp. (a) ................................................. 42,900 673
Koppers Holdings, Inc. ................................................... 19,900 893
Metallus, Inc. (a) ........................................................ 47,500 888
Ramaco Resources, Inc. , Class A (a) (b) ........................................ 27,300 361
SunCoke Energy, Inc. .................................................... 99,000 797
4,242
Mortgage Real Estate Investment Trusts (REITs) (2.3%):
Adamas Trust, Inc. ...................................................... 72,700 682
Ares Commercial Real Estate Corp. (b) ........................................ 158,000 711
Dynex Capital, Inc. ..................................................... 52,400 687
2,080
Real Estate (3.2%):
Chiron Real Estate, Inc. (b) ................................................ 24,600 923
CTO Realty Growth, Inc. ................................................. 34,200 736
NETSTREIT Corp. (b) ................................................... 30,100 636
NexPoint Residential Trust, Inc. ............................................ 23,300 650
2,945
Utilities (0.8%):
Unitil Corp. ........................................................... 13,402 706
Total Common Stocks (Cost $69,155)
a
a
a
89,693
Short-Term Investments (5.1%)
Collateral for Securities Loaned (5.1%):^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .52% (c) ........ 1,162,003 1,162
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .55% (c) ............ 1,162,003 1,162
Invesco Government & Agency Portfolio, Institutional Shares , 3 .56% (c) ............... 1,162,003 1,162
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .55% (c) . 1,162,003 1,162
4,648
Total Short-Term Investments (Cost $4,648)
a
a
a
4,648
Total Investments (Cost $73,803) — 102.9% 94,341
Liabilities in excess of other assets —  (2.9)% (2,676)
NET ASSETS - 100.00% $ 91,665
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on June 30, 2026.
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios
Victory Integrity Mid-Cap Value Fund
6
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.2%)
Communication Services (1.5%):
Cinemark Holdings, Inc. .................................................. 109,729 $ 3,482
Nexstar Media Group, Inc. , Class A .......................................... 11,400 2,036
5,518
Consumer Discretionary (8.2%):
Brunswick Corp. ....................................................... 32,827 2,765
Carnival Corp. Ltd. ..................................................... 123,054 3,516
Genuine Parts Co. ...................................................... 28,569 3,370
Kontoor Brands, Inc. .................................................... 36,000 3,000
Mohawk Industries, Inc. (a) ................................................ 22,400 2,718
PulteGroup, Inc. ........................................................ 22,602 3,101
Ross Stores, Inc. ....................................................... 15,131 3,221
Signet Jewelers Ltd. ..................................................... 29,464 2,540
TopBuild Corp. (a) ...................................................... 3,198 1,134
Visteon Corp. .......................................................... 22,902 2,272
Yum! Brands, Inc. ...................................................... 19,997 3,197
30,834
Consumer Staples (5.1%):
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 26,758 2,334
Dollar Tree, Inc. (a) ...................................................... 25,900 3,132
Performance Food Group Co. (a) ............................................ 31,610 3,534
Pilgrim's Pride Corp. .................................................... 78,570 2,208
Primo Brands Corp. , Class A ............................................... 130,681 3,194
Sprouts Farmers Market, Inc. (a) ............................................ 28,907 2,445
Target Corp. .......................................................... 16,964 2,216
19,063
Energy (6.4%):
Antero Resources Corp. (a) ................................................ 79,194 2,783
Baker Hughes Co. , Class A ................................................ 72,725 4,036
Devon Energy Corp. ..................................................... 85,800 3,545
Diamondback Energy, Inc. ................................................ 20,000 3,515
Expand Energy Corp. .................................................... 30,306 2,764
Halliburton Co. ........................................................ 77,264 2,623
Valero Energy Corp. ..................................................... 19,075 4,968
24,234
Financials (15.9%):
Ameriprise Financial, Inc. ................................................. 7,240 3,321
Annaly Capital Management, Inc. ........................................... 85,057 1,902
Arch Capital Group Ltd. (a) ................................................ 32,359 3,141
Axis Capital Holdings Ltd. ................................................ 27,300 2,933
Brown & Brown, Inc. .................................................... 42,078 2,699
Everest Group Ltd. ...................................................... 9,540 3,408
Fifth Third Bancorp ..................................................... 94,750 5,341
First American Financial Corp. ............................................. 48,887 3,353
First Horizon Corp. ..................................................... 165,700 4,249
Jack Henry & Associates, Inc. .............................................. 30,100 4,146
Lincoln National Corp. ................................................... 69,900 2,471
M&T Bank Corp. ....................................................... 20,842 4,961
Nasdaq, Inc. .......................................................... 40,200 3,169
Raymond James Financial, Inc. ............................................. 26,620 4,047
SouthState Bank Corp. ................................................... 27,800 2,777
State Street Corp. ....................................................... 29,476 4,999
The Hartford Insurance Group, Inc. .......................................... 21,400 2,836
59,753
Health Care (10.4%):
Agilent Technologies, Inc. ................................................. 24,930 3,312
Becton Dickinson & Co. .................................................. 22,364 3,384
BioMarin Pharmaceutical, Inc. (a) ........................................... 49,194 2,815
Cardinal Health, Inc. .................................................... 13,447 3,195
Centene Corp. (a) ....................................................... 29,803 1,913

Victory Portfolios
Victory Integrity Mid-Cap Value Fund

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Charles River Laboratories International, Inc. (a) ................................. 15,491 $ 3,513
Encompass Health Corp. .................................................. 22,342 2,258
Globus Medical, Inc. , Class A (a) ............................................ 31,470 2,486
Jazz Pharmaceuticals PLC (a) .............................................. 18,675 4,500
Labcorp Holdings, Inc. ................................................... 10,961 3,069
Revvity, Inc. (b) ........................................................ 27,286 3,036
STERIS PLC .......................................................... 14,630 3,081
Tenet Healthcare Corp. (a) ................................................. 13,702 2,563
39,125
Industrials (18.9%):
Allison Transmission Holdings, Inc. ......................................... 22,300 2,514
AMETEK, Inc. ........................................................ 20,100 4,863
Builders FirstSource, Inc. (a) ............................................... 28,160 2,520
CACI International, Inc. , Class A (a) ......................................... 4,735 2,194
Dover Corp. ........................................................... 18,735 4,202
Ferguson Enterprises, Inc. ................................................. 12,875 3,056
ITT, Inc. ............................................................. 14,240 2,816
Knight-Swift Transportation Holdings, Inc. , Class A .............................. 64,258 5,004
L3Harris Technologies, Inc. ............................................... 7,999 2,324
Old Dominion Freight Line, Inc. ............................................ 14,645 3,172
Oshkosh Corp. ......................................................... 20,220 3,103
Owens Corning ........................................................ 23,003 3,657
Sensata Technologies Holding PLC .......................................... 95,498 4,559
Textron, Inc. .......................................................... 39,773 3,648
The Brink's Co. ........................................................ 27,423 2,591
The Timken Co. ........................................................ 28,550 4,149
United Airlines Holdings, Inc. (a) ............................................ 29,940 4,072
United Rentals, Inc. ..................................................... 3,953 4,478
WESCO International, Inc. ................................................ 11,700 4,041
Westinghouse Air Brake Technologies Corp. .................................... 15,812 4,263
71,226
Information Technology (12.5%):
Amdocs Ltd. .......................................................... 44,220 2,235
Docusign, Inc. , Class A (a) ................................................. 62,504 2,776
F5, Inc. (a) ............................................................ 9,582 3,986
Flex Ltd. (a) ........................................................... 24,168 3,917
Gen Digital, Inc. ....................................................... 128,570 3,200
Keysight Technologies, Inc. (a) ............................................. 7,845 2,746
Microchip Technology, Inc. ................................................ 28,703 2,618
MKS, Inc. ............................................................ 11,264 5,010
Okta, Inc. , Class A (a) .................................................... 24,490 3,342
ON Semiconductor Corp. (a) ............................................... 33,028 3,122
Qorvo, Inc. (a) ......................................................... 29,960 2,794
TD SYNNEX Corp. ..................................................... 13,075 3,497
Tyler Technologies, Inc. (a) ................................................ 7,150 2,091
Workday, Inc. , Class A (a) ................................................. 19,340 2,368
Zebra Technologies Corp. (a) ............................................... 11,811 3,109
46,811
Materials (6.2%):
Avery Dennison Corp. ................................................... 19,013 3,087
Crown Holdings, Inc. .................................................... 26,658 2,981
Martin Marietta Materials, Inc. ............................................. 5,344 3,082
Nucor Corp. ........................................................... 21,820 4,860
Reliance, Inc. .......................................................... 8,836 3,301
Solstice Advanced Materials, Inc. ........................................... 37,000 3,278
The Mosaic Co. ........................................................ 119,071 2,523
23,112
Real Estate (7.2%):
Camden Property Trust ................................................... 26,242 3,004
Essex Property Trust, Inc. ................................................. 10,723 3,127
Federal Realty Investment Trust ............................................ 32,012 3,952

Victory Portfolios
Victory Integrity Mid-Cap Value Fund

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Kilroy Realty Corp. ..................................................... 91,923 $ 3,444
Realty Income Corp. .................................................... 64,800 4,015
VICI Properties, Inc. , Class A .............................................. 118,683 3,151
Weyerhaeuser Co. ...................................................... 130,985 3,136
WP Carey, Inc. ......................................................... 46,600 3,332
27,161
Utilities (6.9%):
CenterPoint Energy, Inc. .................................................. 93,195 4,104
Evergy, Inc. ........................................................... 45,017 3,891
FirstEnergy Corp. ....................................................... 75,822 3,605
National Fuel Gas Co. ................................................... 22,000 1,699
Pinnacle West Capital Corp. ............................................... 31,438 3,364
Talen Energy Corp. (a) ................................................... 5,036 1,935
UGI Corp. ............................................................ 81,740 2,823
Xcel Energy, Inc. ....................................................... 56,800 4,561
25,982
Total Common Stocks (Cost $286,311)
a
a
a
372,819
Short-Term Investments (0.6%)
Collateral for Securities Loaned (0.6%):^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .52% (c) ........ 604,181 605
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .55% (c) ............ 604,181 604
Invesco Government & Agency Portfolio, Institutional Shares , 3 .56% (c) ............... 604,181 604
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .55% (c) . 604,181 604
2,417
Total Short-Term Investments (Cost $2,417)
a
a
a
2,417
Total Investments (Cost $288,728) — 99.8% 375,236
Other assets in excess of liabilities —  0.2% 843
NET ASSETS - 100.00% $ 376,079
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on June 30, 2026.
PLC
—
Public Limited Company

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios
Victory Integrity Small-Cap Value Fund
9
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (98.1%)
Banks (16.7%):
1st Source Corp. ....................................................... 98,000 $ 7,995
Ameris Bancorp ........................................................ 141,714 12,791
Bank of Hawaii Corp. .................................................... 150,050 12,228
BOK Financial Corp. .................................................... 86,200 11,971
City Holding Co. ....................................................... 63,600 8,436
Commerce Bancshares, Inc. ............................................... 261,400 15,096
CVB Financial Corp. .................................................... 552,300 12,454
First Bancorp .......................................................... 90,311 5,774
First Financial Bancorp ................................................... 317,000 10,724
First Interstate BancSystem, Inc. , Class A (a) .................................... 313,400 12,085
First Merchants Corp. .................................................... 277,000 12,102
Glacier Bancorp, Inc. .................................................... 271,850 14,022
Hancock Whitney Corp. .................................................. 181,979 13,597
NBT Bancorp, Inc. ...................................................... 238,282 11,764
QCR Holdings, Inc. ..................................................... 107,500 10,465
SouthState Bank Corp. ................................................... 114,254 11,414
Western Alliance Bancorp ................................................. 112,500 9,248
192,166
Capital Markets (1.9%):
Artisan Partners Asset Management, Inc. , Class A ................................ 232,500 8,028
Lincoln International, Inc. , Class A (b) ........................................ 226,000 5,395
Virtus Investment Partners, Inc. ............................................. 61,847 8,875
22,298
Communication Services (2.7%):
Cinemark Holdings, Inc. .................................................. 316,370 10,038
Lumen Technologies, Inc. (b) ............................................... 832,502 6,394
Magnite, Inc. (b) ........................................................ 417,000 7,915
Nexstar Media Group, Inc. , Class A .......................................... 34,984 6,248
30,595
Consumer Discretionary (8.9%):
Brunswick Corp. ....................................................... 92,970 7,832
Champion Homes, Inc. (b) ................................................. 99,369 8,756
Kontoor Brands, Inc. .................................................... 105,700 8,809
M/I Homes, Inc. (b) ...................................................... 84,300 13,554
Marriott Vacations Worldwide Corp. ......................................... 104,325 10,629
National Vision Holdings, Inc. (b) ........................................... 360,900 6,861
Penn Entertainment, Inc. (b) ................................................ 387,741 8,282
Sally Beauty Holdings, Inc. (b) ............................................. 555,350 7,853
Signet Jewelers Ltd. ..................................................... 93,954 8,099
The Buckle, Inc. ........................................................ 105,631 4,457
Victoria's Secret & Co. (b) ................................................. 113,800 9,500
Visteon Corp. .......................................................... 74,780 7,419
102,051
Consumer Finance (0.8%):
SLM Corp. ........................................................... 362,500 9,403
Consumer Staples (2.2%):
The Chefs' Warehouse, Inc. (b) .............................................. 145,965 14,027
United Natural Foods, Inc. (b) .............................................. 231,569 10,576
24,603
Energy (6.3%):
California Resources Corp. ................................................ 183,199 9,686
Core Natural Resources, Inc. ............................................... 98,680 7,896
DHT Holdings, Inc. ..................................................... 427,300 7,063
Gulfport Energy Corp. (b) ................................................. 32,777 5,562
Innovex International, Inc. (b) .............................................. 290,000 7,192
Murphy Oil Corp. ...................................................... 296,150 9,643
Noble Corp. PLC ....................................................... 189,998 7,087
Patterson-UTI Energy, Inc. ................................................ 934,200 8,576

Victory Portfolios
Victory Integrity Small-Cap Value Fund

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Scorpio Tankers, Inc. .................................................... 138,000 $ 9,558
72,263
Financial Services (1.9%):
Essent Group Ltd. ...................................................... 199,300 12,811
Jack Henry & Associates, Inc. .............................................. 64,850 8,932
21,743
Health Care (7.8%):
Alkermes PLC (b) ....................................................... 130,977 6,863
Azenta, Inc. (b) ......................................................... 248,591 6,344
Brookdale Senior Living, Inc. (b) ............................................ 499,000 8,029
Charles River Laboratories International, Inc. (b) ................................. 32,173 7,296
Collegium Pharmaceutical, Inc. (b) ........................................... 161,968 5,863
Envista Holdings Corp. (b) ................................................ 434,000 11,436
ICU Medical, Inc. (b) .................................................... 77,700 11,391
Lantheus Holdings, Inc. (b) ................................................ 64,375 7,142
LivaNova PLC (b) ...................................................... 150,000 12,334
Supernus Pharmaceuticals, Inc. (b) ........................................... 147,035 6,839
Surgery Partners, Inc. (b) .................................................. 384,000 6,451
89,988
Industrials (13.9%):
Albany International Corp. , Class A .......................................... 114,845 8,556
ArcBest Corp. ......................................................... 74,500 10,694
Atkore, Inc. ........................................................... 100,200 7,619
Blue Bird Corp. (b) ...................................................... 114,206 9,018
BlueLinx Holdings, Inc. (b) ................................................ 94,677 5,859
Fluor Corp. (b) ......................................................... 105,913 5,549
Korn Ferry ........................................................... 117,500 7,823
Ryder System, Inc. ...................................................... 45,600 12,028
Sensata Technologies Holding PLC .......................................... 250,250 11,947
SkyWest, Inc. (b) ....................................................... 96,350 9,570
Terex Corp. ........................................................... 161,231 11,672
The Brink's Co. ........................................................ 87,350 8,254
The Greenbrier Cos., Inc. ................................................. 140,283 6,875
The Timken Co. ........................................................ 87,300 12,686
Titan International, Inc. (b) ................................................ 625,000 4,819
UFP Industries, Inc. ..................................................... 87,010 7,895
V2X, Inc. (b) .......................................................... 103,425 7,711
Valmont Industries, Inc. .................................................. 20,000 11,552
160,127
Information Technology (11.8%):
Belden, Inc. ........................................................... 65,800 7,890
BILL Holdings, Inc. (b) ................................................... 259,296 9,376
Commvault Systems, Inc. (b) ............................................... 42,186 5,979
Diodes, Inc. (b) ......................................................... 62,040 6,790
Extreme Networks, Inc. (b) ................................................ 259,714 8,407
JFrog Ltd. (b) .......................................................... 113,139 10,282
Knowles Corp. (b) ....................................................... 204,112 8,467
Kulicke & Soffa Industries, Inc. ............................................. 77,112 10,314
Littelfuse, Inc. ......................................................... 22,130 10,076
Plexus Corp. (b) ........................................................ 29,700 8,930
Progress Software Corp. (b) ................................................ 276,795 9,295
Q2 Holdings, Inc. (b) ..................................................... 251,258 12,085
Synaptics, Inc. (b) ....................................................... 63,601 7,901
Teradata Corp. (a) (b) ..................................................... 334,618 11,595
Viasat, Inc. (b) ......................................................... 89,232 8,014
135,401
Insurance (3.1%):
Axis Capital Holdings Ltd. ................................................ 82,000 8,810
Lincoln National Corp. ................................................... 175,000 6,186
RLI Corp. ............................................................ 175,500 10,367

Victory Portfolios
Victory Integrity Small-Cap Value Fund

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Stewart Information Services Corp. .......................................... 157,500 $ 10,398
35,761
Materials (4.7%):
Avient Corp. .......................................................... 200,300 7,403
Commercial Metals Co. .................................................. 163,000 10,228
Element Solutions, Inc. ................................................... 169,800 8,108
Ingevity Corp. (b) ....................................................... 126,000 9,408
Olin Corp. ............................................................ 233,400 4,626
Ryerson Holding Corp. ................................................... 232,300 5,717
Solstice Advanced Materials, Inc. ........................................... 93,870 8,317
53,807
Mortgage Real Estate Investment Trusts (REITs) (2.3%):
AGNC Investment Corp. (a) ............................................... 653,000 7,118
Dynex Capital, Inc. (a) ................................................... 770,200 10,097
Ladder Capital Corp. , Class A .............................................. 921,000 9,164
26,379
Real Estate (9.7%):
Broadstone Net Lease, Inc. , Class A .......................................... 536,900 11,098
CareTrust REIT, Inc. .................................................... 296,700 11,972
Curbline Properties Corp. ................................................. 407,449 12,386
Cushman & Wakefield Ltd. (b) .............................................. 916,000 12,265
DiamondRock Hospitality Co. .............................................. 512,644 6,244
Douglas Emmett, Inc. .................................................... 799,000 9,428
Easterly Government Properties, Inc. , Class A .................................. 319,800 7,973
Essential Properties Realty Trust, Inc. ........................................ 349,000 10,418
LXP Industrial Trust ..................................................... 183,000 9,860
Sabra Health Care REIT, Inc. .............................................. 469,800 9,166
STAG Industrial, Inc. .................................................... 119,070 4,532
Summit Hotel Properties, Inc. .............................................. 893,622 6,264
111,606
Utilities (3.4%):
Black Hills Corp. ....................................................... 91,606 6,815
National Fuel Gas Co. ................................................... 60,000 4,633
ONE Gas, Inc. ......................................................... 107,080 8,253
Portland General Electric Co. .............................................. 179,200 9,288
Southwest Gas Holdings, Inc. .............................................. 111,000 9,843
38,832
Total Common Stocks (Cost $893,684)
a
a
a
1,127,023
Exchange-Traded Funds (0.9%)
iShares Russell 2000 Value ETF ............................................ 48,000 10,618
Total Exchange-Traded Funds (Cost $8,053)
a
a
a
10,618
Short-Term Investments (1.3%)
Collateral for Securities Loaned (1.3%):^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .52% (c) ........ 3,609,651 3,609
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .55% (c) ............ 3,609,651 3,610
Invesco Government & Agency Portfolio, Institutional Shares , 3 .56% (c) ............... 3,609,651 3,610
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .55% (c) . 3,609,651 3,610
14,439
Total Short-Term Investments (Cost $14,439)
a
a
a
14,439
Total Investments (Cost $916,176) — 100.3% 1,152,080
Liabilities in excess of other assets —  (0.3)% (3,533)
NET ASSETS - 100.00% $ 1,148,547
At June 30, 2026, the Fund's investments in foreign securities were 5.9% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.

Victory Portfolios
Victory Integrity Small-Cap Value Fund

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
(b) Non-income producing security.
(c) Rate disclosed is the daily yield on June 30, 2026.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios
Victory Integrity Small/Mid-Cap Value Fund
13
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (98.7%)
Communication Services (2.1%):
Cinemark Holdings, Inc. .................................................. 104,859 $ 3,327
Lumen Technologies, Inc. (a) ............................................... 266,408 2,046
Nexstar Media Group, Inc. , Class A .......................................... 13,203 2,358
7,731
Consumer Discretionary (8.0%):
Brunswick Corp. ....................................................... 30,182 2,543
Kontoor Brands, Inc. .................................................... 35,415 2,951
Marriott Vacations Worldwide Corp. ......................................... 34,300 3,494
Mohawk Industries, Inc. (a) ................................................ 21,891 2,656
National Vision Holdings, Inc. (a) ............................................ 112,800 2,144
Sally Beauty Holdings, Inc. (a) .............................................. 152,927 2,162
Signet Jewelers Ltd. ..................................................... 28,657 2,470
Texas Roadhouse, Inc. , Class A ............................................. 11,617 2,245
Toll Brothers, Inc. ...................................................... 17,620 2,903
TopBuild Corp. (a) ...................................................... 3,063 1,086
Victoria's Secret & Co. (a) ................................................. 34,100 2,847
Visteon Corp. .......................................................... 21,910 2,174
29,675
Consumer Staples (3.2%):
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 24,322 2,121
Dollar Tree, Inc. (a) ...................................................... 18,401 2,226
Performance Food Group Co. (a) ............................................ 30,394 3,398
Post Holdings, Inc. (a) .................................................... 19,010 1,678
Sprouts Farmers Market, Inc. (a) ............................................ 28,510 2,411
11,834
Energy (4.2%):
Antero Resources Corp. (a) ................................................ 65,615 2,306
Cactus, Inc. , Class A ..................................................... 31,419 1,610
DHT Holdings, Inc. ..................................................... 133,913 2,213
Ovintiv, Inc. .......................................................... 53,071 2,794
Patterson-UTI Energy, Inc. ................................................ 226,070 2,075
Permian Resources Corp. , Class A ........................................... 128,823 2,372
Scorpio Tankers, Inc. .................................................... 33,470 2,318
15,688
Financials (19.0%):
AGNC Investment Corp. (b) ............................................... 257,719 2,809
Annaly Capital Management, Inc. ........................................... 132,506 2,963
Artisan Partners Asset Management, Inc. , Class A ................................ 71,519 2,470
Assurant, Inc. ......................................................... 14,500 3,894
BOK Financial Corp. .................................................... 27,443 3,811
Commerce Bancshares, Inc. ............................................... 93,250 5,385
Essent Group Ltd. ...................................................... 46,710 3,002
Everest Group Ltd. ...................................................... 10,728 3,832
First American Financial Corp. ............................................. 47,532 3,260
First Horizon Corp. ..................................................... 167,570 4,296
First Interstate BancSystem, Inc. , Class A (b) ................................... 82,557 3,183
Glacier Bancorp, Inc. .................................................... 71,413 3,683
Globe Life, Inc. ........................................................ 17,069 3,050
Jack Henry & Associates, Inc. .............................................. 29,810 4,106
Lincoln National Corp. ................................................... 71,982 2,545
RLI Corp. ............................................................ 64,645 3,819
SLM Corp. ........................................................... 141,509 3,671
SouthState Bank Corp. ................................................... 42,540 4,250
Virtus Investment Partners, Inc. ............................................. 20,939 3,005
Western Alliance Bancorp ................................................. 43,513 3,577
70,611
Health Care (9.4%):
Alkermes PLC (a) ....................................................... 42,998 2,253
BioMarin Pharmaceutical, Inc. (a) ........................................... 48,263 2,762

Victory Portfolios
Victory Integrity Small/Mid-Cap Value Fund

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Charles River Laboratories International, Inc. (a) ................................. 15,230 $ 3,454
DaVita, Inc. (a) ......................................................... 11,350 2,525
Encompass Health Corp. .................................................. 19,462 1,967
Envista Holdings Corp. (a) ................................................. 116,329 3,065
Globus Medical, Inc. , Class A (a) ............................................ 36,588 2,891
Jazz Pharmaceuticals PLC (a) .............................................. 16,830 4,056
Lantheus Holdings, Inc. (a) ................................................ 20,987 2,328
LivaNova PLC (a) ....................................................... 47,365 3,895
Revvity, Inc. (b) ........................................................ 30,802 3,427
Tenet Healthcare Corp. (a) ................................................. 13,184 2,466
35,089
Industrials (20.0%):
Allison Transmission Holdings, Inc. ......................................... 28,532 3,217
Builders FirstSource, Inc. (a) ............................................... 27,211 2,435
C.H. Robinson Worldwide, Inc. ............................................. 23,235 4,376
CACI International, Inc. , Class A (a) ......................................... 5,076 2,352
ITT, Inc. ............................................................. 17,811 3,522
Kirby Corp. (a) ......................................................... 28,907 3,931
Knight-Swift Transportation Holdings, Inc. , Class A .............................. 54,544 4,247
Korn Ferry ........................................................... 35,179 2,342
Oshkosh Corp. ......................................................... 23,555 3,615
Owens Corning ........................................................ 25,132 3,995
Ryder System, Inc. ...................................................... 15,363 4,052
Sensata Technologies Holding PLC .......................................... 94,020 4,489
SkyWest, Inc. (a) ........................................................ 29,286 2,909
Terex Corp. ........................................................... 44,253 3,203
Textron, Inc. .......................................................... 48,219 4,423
The Brink's Co. ........................................................ 26,944 2,546
The Timken Co. ........................................................ 38,152 5,544
V2X, Inc. (a) .......................................................... 35,603 2,655
Valmont Industries, Inc. .................................................. 10,147 5,861
WESCO International, Inc. ................................................ 13,138 4,538
74,252
Information Technology (14.4%):
Amdocs Ltd. .......................................................... 46,518 2,351
Belden, Inc. ........................................................... 19,960 2,393
Commvault Systems, Inc. (a) ............................................... 16,218 2,299
Diodes, Inc. (a) ......................................................... 23,750 2,599
Docusign, Inc. , Class A (a) ................................................. 75,328 3,346
F5, Inc. (a) ............................................................ 11,056 4,599
JFrog Ltd. (a) .......................................................... 30,575 2,779
Littelfuse, Inc. ......................................................... 7,387 3,363
MKS, Inc. ............................................................ 10,974 4,881
Okta, Inc. , Class A (a) .................................................... 31,106 4,244
Progress Software Corp. (a) ................................................ 84,180 2,827
Q2 Holdings, Inc. (a) ..................................................... 62,861 3,024
Qorvo, Inc. (a) ......................................................... 28,653 2,672
Synaptics, Inc. (a) ....................................................... 17,200 2,137
TD SYNNEX Corp. ..................................................... 15,028 4,018
Teradata Corp. (a) (b) ..................................................... 96,473 3,343
Viasat, Inc. (a) ......................................................... 29,202 2,623
53,498
Materials (6.2%):
Avery Dennison Corp. ................................................... 17,468 2,836
Commercial Metals Co. .................................................. 50,250 3,153
Crown Holdings, Inc. .................................................... 28,260 3,160
Element Solutions, Inc. ................................................... 77,811 3,716
Ingevity Corp. (a) ....................................................... 37,032 2,765
Reliance, Inc. .......................................................... 7,283 2,721
Solstice Advanced Materials, Inc. ........................................... 30,331 2,687

Victory Portfolios
Victory Integrity Small/Mid-Cap Value Fund

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
The Mosaic Co. ........................................................ 103,853 $ 2,201
23,239
Real Estate (8.7%):
Camden Property Trust ................................................... 39,000 4,465
CareTrust REIT, Inc. .................................................... 79,000 3,188
Cushman & Wakefield Ltd. (a) .............................................. 288,750 3,866
Federal Realty Investment Trust ............................................ 34,227 4,225
First Industrial Realty Trust, Inc. ............................................ 59,943 3,675
Gaming and Leisure Properties, Inc. ......................................... 82,000 3,652
Highwoods Properties, Inc. ................................................ 87,500 2,639
Kilroy Realty Corp. ..................................................... 89,257 3,344
WP Carey, Inc. ......................................................... 44,462 3,179
32,233
Utilities (3.5%):
Evergy, Inc. ........................................................... 36,636 3,166
National Fuel Gas Co. ................................................... 28,396 2,193
Pinnacle West Capital Corp. ............................................... 25,544 2,733
Talen Energy Corp. (a) ................................................... 5,314 2,042
UGI Corp. ............................................................ 86,729 2,996
13,130
Total Common Stocks (Cost $282,690)
a
a
a
366,980
Short-Term Investments (2.9%)
Collateral for Securities Loaned (2.9%):^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .52% (c) ........ 2,700,776 2,700
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .55% (c) ............ 2,700,776 2,701
Invesco Government & Agency Portfolio, Institutional Shares , 3 .56% (c) ............... 2,700,776 2,701
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .55% (c) . 2,700,776 2,701
10,803
Total Short-Term Investments (Cost $10,803)
a
a
a
10,803
Total Investments (Cost $293,493) — 101.6% 377,783
Liabilities in excess of other assets —  (1.6)% (6,119)
NET ASSETS - 100.00% $ 371,664
At June 30, 2026, the Fund's investments in foreign securities were 5.8% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on June 30, 2026.
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios
Victory Multi-Cap Fund
16
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (98.1%)
Communication Services (7.6%):
Alphabet, Inc. , Class A ................................................... 75,060 $ 26,824
Match Group, Inc. ...................................................... 73,800 2,808
Meta Platforms, Inc. , Class A .............................................. 13,400 7,548
Millicom International Cellular SA (a) ........................................ 42,400 3,849
The New York Times Co. , Class A ........................................... 49,000 3,429
44,458
Communications Equipment (1.5%):
Arista Networks, Inc. (a) .................................................. 19,200 3,262
F5, Inc. (a) ............................................................ 8,000 3,328
Motorola Solutions, Inc. .................................................. 4,600 1,910
8,500
Consumer Discretionary (7.8%):
Airbnb, Inc. , Class A (a) .................................................. 33,100 4,737
Amazon.com, Inc. (a) .................................................... 65,900 15,707
Booking Holdings, Inc. ................................................... 5,000 891
BorgWarner, Inc. ....................................................... 40,500 2,689
eBay, Inc. ............................................................ 31,300 3,498
Expedia Group, Inc. ..................................................... 1,000 256
General Motors Co. ..................................................... 35,900 2,767
Ralph Lauren Corp. , Class A ............................................... 8,000 3,211
Ross Stores, Inc. ....................................................... 14,200 3,023
Tapestry, Inc. .......................................................... 4,600 673
The Gap, Inc. .......................................................... 96,800 1,808
The TJX Cos., Inc. ...................................................... 35,400 5,363
Versigent PLC (a) ....................................................... 15,966 671
45,294
Consumer Staples (5.0%):
Altria Group, Inc. ....................................................... 44,400 3,195
Casey's General Stores, Inc. ............................................... 5,900 4,689
Coca-Cola Consolidated, Inc. .............................................. 19,700 3,761
Dollar General Corp. .................................................... 26,300 3,027
Monster Beverage Corp. (a) ................................................ 32,700 3,143
PepsiCo, Inc. .......................................................... 39,800 5,389
Philip Morris International, Inc. ............................................. 13,600 2,460
The Hershey Co. ....................................................... 20,100 3,527
29,191
Electronic Equipment, Instruments & Components (4.0%):
Amphenol Corp. , Class A ................................................. 50,300 8,869
Fabrinet (a) ............................................................ 6,600 3,710
Jabil, Inc. ............................................................ 16,000 6,168
Sanmina Corp. (a) ....................................................... 14,600 3,695
TD SYNNEX Corp. ..................................................... 4,300 1,149
23,591
Energy (3.3%):
Archrock, Inc. ......................................................... 11,500 468
Devon Energy Corp. ..................................................... 46,000 1,901
EOG Resources, Inc. .................................................... 20,000 2,595
Exxon Mobil Corp. ..................................................... 20,000 2,734
HF Sinclair Corp. ....................................................... 41,600 2,898
Marathon Petroleum Corp. ................................................ 11,700 2,991
Phillips 66 Co. ......................................................... 8,600 1,454
TechnipFMC PLC ...................................................... 64,500 4,276
Weatherford International PLC ............................................. 2,500 204
19,521
Financials (9.6%):
Affiliated Managers Group, Inc. ............................................ 14,100 4,772
Ameriprise Financial, Inc. ................................................. 8,300 3,808
Assurant, Inc. ......................................................... 17,500 4,699

Victory Portfolios
Victory Multi-Cap Fund

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Evercore, Inc. , Class A ................................................... 2,900 $ 990
FirstCash Holdings, Inc. .................................................. 19,800 4,283
Globe Life, Inc. ........................................................ 5,400 965
Interactive Brokers Group, Inc. , Class A ....................................... 69,000 6,006
JPMorgan Chase & Co. .................................................. 36,300 11,882
Northern Trust Corp. .................................................... 12,000 2,086
PayPal Holdings, Inc. .................................................... 65,100 2,811
StoneX Group, Inc. (a) ................................................... 7,800 924
Synchrony Financial ..................................................... 37,800 2,875
The Allstate Corp. ...................................................... 10,000 2,379
The Bank of New York Mellon Corp. ......................................... 20,800 3,008
The Goldman Sachs Group, Inc. ............................................ 4,500 4,551
56,039
Health Care (12.0%):
AbbVie, Inc. .......................................................... 27,600 6,945
BrightSpring Health Services, Inc. (a) ......................................... 70,800 4,938
Cardinal Health, Inc. .................................................... 12,500 2,969
Cencora, Inc. .......................................................... 10,800 3,056
Eli Lilly & Co. ......................................................... 12,100 14,513
Exelixis, Inc. (a) ........................................................ 33,600 1,828
Halozyme Therapeutics, Inc. (a) ............................................. 43,700 3,420
HCA Healthcare, Inc. .................................................... 1,400 546
Jazz Pharmaceuticals PLC (a) .............................................. 1,600 386
Johnson & Johnson ..................................................... 30,000 7,619
McKesson Corp. ....................................................... 6,900 5,214
Medpace Holdings, Inc. (a) ................................................ 4,900 2,595
Merck & Co., Inc. ...................................................... 35,200 4,523
Novartis AG , ADR ...................................................... 21,700 3,401
ResMed, Inc. .......................................................... 1,300 253
Royalty Pharma PLC , Class A .............................................. 10,200 572
The Ensign Group, Inc. ................................................... 19,100 3,062
United Therapeutics Corp. (a) .............................................. 3,800 2,059
Zoetis, Inc. , Class A ..................................................... 26,400 1,897
69,796
Industrials (9.4%):
Argan, Inc. ........................................................... 2,000 1,597
Caterpillar, Inc. ........................................................ 5,100 5,431
Comfort Systems USA, Inc. ............................................... 3,600 7,135
Cummins, Inc. ......................................................... 2,500 1,783
Delta Air Lines, Inc. ..................................................... 48,600 4,552
Dycom Industries, Inc. (a) ................................................. 500 253
EMCOR Group, Inc. .................................................... 4,800 3,983
EnerSys .............................................................. 10,300 2,408
Federal Signal Corp. ..................................................... 27,300 3,508
GE Vernova, Inc. ....................................................... 3,500 4,112
Mueller Industries, Inc. ................................................... 26,400 3,245
Nextpower, Inc. , Class A (a) ................................................ 27,900 3,324
Parker-Hannifin Corp. ................................................... 1,500 1,467
Powell Industries, Inc. ................................................... 3,600 1,031
Sterling Infrastructure, Inc. (a) .............................................. 3,300 2,770
Trane Technologies PLC .................................................. 6,400 3,143
United Airlines Holdings, Inc. (a) ............................................ 25,300 3,441
United Rentals, Inc. ..................................................... 1,700 1,926
55,109
IT Services (0.4%):
International Business Machines Corp. ........................................ 8,100 2,278
Materials (1.4%):
Coeur Mining, Inc. ...................................................... 150,800 2,461
Newmont Corp. ........................................................ 36,000 3,362
Royal Gold, Inc. ........................................................ 12,900 2,575
8,398

Victory Portfolios
Victory Multi-Cap Fund

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Real Estate (0.7%):
Simon Property Group, Inc. ............................................... 13,000 $ 2,907
VICI Properties, Inc. , Class A .............................................. 32,900 874
3,781
Semiconductors & Semiconductor Equipment (18.4%):
Applied Materials, Inc. ................................................... 1,300 940
Broadcom, Inc. ........................................................ 44,200 16,696
Cirrus Logic, Inc. (a) ..................................................... 500 74
Credo Technology Group Holding Ltd. (a) ..................................... 6,100 1,659
KLA Corp. ........................................................... 76,000 22,930
Lam Research Corp. ..................................................... 2,800 1,213
Micron Technology, Inc. .................................................. 11,100 12,813
NVIDIA Corp. ......................................................... 224,200 44,860
Rambus, Inc. (a) ........................................................ 9,100 1,208
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ............................. 10,800 5,158
107,551
Software (5.9%):
Adobe, Inc. (a) ......................................................... 21,700 4,449
Clear Secure, Inc. , Class A ................................................ 39,400 2,196
Docusign, Inc. , Class A (a) ................................................. 56,400 2,505
InterDigital, Inc. ....................................................... 9,400 2,661
Microsoft Corp. ........................................................ 60,760 22,665
34,476
Technology Hardware, Storage & Peripherals (9.6%):
Apple, Inc. ........................................................... 154,080 44,585
NetApp, Inc. .......................................................... 10,700 1,656
Sandisk Corp. (a) ....................................................... 2,300 5,230
Seagate Technology Holdings PLC .......................................... 4,900 4,728
56,199
Utilities (1.5%):
Edison International ..................................................... 54,100 4,028
FirstEnergy Corp. ....................................................... 94,200 4,478
Talen Energy Corp. (a) ................................................... 1,200 461
8,967
Total Common Stocks (Cost $312,686)
a
a
a
573,149
Exchange-Traded Funds (1.8%)
State Street Real Estate Select Sector SPDR ETF ................................ 246,200 10,840
Total Exchange-Traded Funds (Cost $10,094)
a
a
a
10,840
Total Investments (Cost $322,780) — 99.9% 583,989
Other assets in excess of liabilities —  0.1% 336
NET ASSETS - 100.00% $ 584,325
(a) Non-income producing security.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios
Victory S&P 500 Index Fund
19
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.3%)
Communication Services (9.6%):
Alphabet, Inc. , Class A ................................................... 26,726 $ 9,551
Alphabet, Inc. , Class C ................................................... 21,542 7,611
AT&T, Inc. ........................................................... 31,670 656
Charter Communications, Inc. , Class A (a) ..................................... 381 54
Comcast Corp. , Class A .................................................. 16,239 399
EchoStar Corp. , Class A (a) ................................................ 621 63
Electronic Arts, Inc. ..................................................... 1,027 211
Fox Corp. , Class A ...................................................... 909 47
Fox Corp. , Class B ...................................................... 634 30
Live Nation Entertainment, Inc. (a) ........................................... 721 132
Meta Platforms, Inc. , Class A .............................................. 10,009 5,638
Netflix, Inc. (a) ......................................................... 19,192 1,370
News Corp. , Class A ..................................................... 1,663 41
News Corp. , Class B .................................................... 549 15
Omnicom Group, Inc. .................................................... 1,299 95
Paramount Skydance Corp. , Class B ......................................... 1,437 14
Take-Two Interactive Software, Inc. (a) ........................................ 793 198
The Trade Desk, Inc. , Class A (a) ............................................ 1,946 35
The Walt Disney Co. .................................................... 7,915 762
TKO Group Holdings, Inc. , Class A .......................................... 287 58
T-Mobile US, Inc. ...................................................... 2,121 356
Verizon Communications, Inc. .............................................. 19,032 806
Warner Bros Discovery, Inc. (a) ............................................. 11,296 301
28,443
Communications Equipment (1.3%):
Arista Networks, Inc. (a) .................................................. 4,706 799
Ciena Corp. (a) ......................................................... 644 316
Cisco Systems, Inc. ..................................................... 18,003 2,115
F5, Inc. (a) ............................................................ 257 107
Lumentum Holdings, Inc. (a) ............................................... 355 305
Motorola Solutions, Inc. .................................................. 757 314
3,956
Consumer Discretionary (9.2%):
Airbnb, Inc. , Class A (a) .................................................. 1,905 273
Amazon.com, Inc. (a) .................................................... 44,617 10,634
Aptiv PLC (a) .......................................................... 965 59
AutoZone, Inc. (a) ....................................................... 75 240
Best Buy Co., Inc. ...................................................... 893 68
Booking Holdings, Inc. ................................................... 3,532 629
Carnival Corp. Ltd. ..................................................... 5,863 167
Carvana Co. , Class A (a) .................................................. 3,265 215
Chipotle Mexican Grill, Inc. , Class A (a) ....................................... 5,847 199
D.R. Horton, Inc. ....................................................... 1,202 196
Darden Restaurants, Inc. .................................................. 522 107
Deckers Outdoor Corp. (a) ................................................. 647 64
Domino's Pizza, Inc. ..................................................... 139 41
DoorDash, Inc. , Class A (a) ................................................ 1,725 318
eBay, Inc. ............................................................ 2,024 226
Expedia Group, Inc. ..................................................... 522 134
Ford Motor Co. ........................................................ 17,839 248
Garmin Ltd. ........................................................... 747 177
General Motors Co. ..................................................... 4,110 317
Genuine Parts Co. ...................................................... 627 74
Hasbro, Inc. ........................................................... 613 51
Hilton Worldwide Holdings, Inc. ............................................ 1,038 343
Las Vegas Sands Corp. ................................................... 1,359 63
Lennar Corp. , Class A .................................................... 981 89
Lowe's Cos., Inc. ....................................................... 2,553 563
Lululemon Athletica, Inc. (a) ............................................... 477 54
Marriott International, Inc. , Class A .......................................... 998 370

Victory Portfolios
Victory S&P 500 Index Fund

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
McDonald's Corp. ...................................................... 3,238 $ 875
MGM Resorts International (a) .............................................. 875 42
NIKE, Inc. , Class B ..................................................... 5,467 224
Norwegian Cruise Line Holdings Ltd. (a) ...................................... 2,092 44
NVR, Inc. (a) .......................................................... 12 82
O'Reilly Automotive, Inc. (a) ............................................... 3,777 348
PulteGroup, Inc. ........................................................ 868 119
Ralph Lauren Corp. , Class A ............................................... 176 71
Ross Stores, Inc. ....................................................... 1,468 312
Royal Caribbean Cruises Ltd. .............................................. 1,137 361
Starbucks Corp. ........................................................ 5,195 531
Tapestry, Inc. .......................................................... 921 135
Tesla, Inc. (a) .......................................................... 12,832 5,397
The Home Depot, Inc. ................................................... 4,540 1,601
The TJX Cos., Inc. ...................................................... 5,040 764
Tractor Supply Co. ...................................................... 2,390 76
Ulta Beauty, Inc. (a) ..................................................... 199 90
Williams-Sonoma, Inc. ................................................... 537 125
Wynn Resorts Ltd. ...................................................... 382 37
Yum! Brands, Inc. ...................................................... 1,256 201
27,354
Consumer Staples (4.5%):
Altria Group, Inc. ....................................................... 7,611 548
Archer-Daniels-Midland Co. ............................................... 2,197 168
Brown-Forman Corp. , Class B ............................................. 767 20
Bunge Global SA ....................................................... 619 66
Casey's General Stores, Inc. ............................................... 168 134
Church & Dwight Co., Inc. ................................................ 1,080 105
Colgate-Palmolive Co. ................................................... 3,647 334
Constellation Brands, Inc. , Class A .......................................... 636 88
Costco Wholesale Corp. .................................................. 2,022 1,891
Dollar General Corp. .................................................... 1,004 116
Dollar Tree, Inc. (a) ...................................................... 825 100
General Mills, Inc. ...................................................... 2,432 85
Hormel Foods Corp. ..................................................... 1,329 33
Kenvue, Inc. .......................................................... 8,751 167
Keurig Dr. Pepper, Inc. ................................................... 6,201 203
Kimberly-Clark Corp. .................................................... 1,513 166
McCormick & Co., Inc. .................................................. 1,158 58
Molson Coors Beverage Co. , Class B ......................................... 731 28
Mondelez International, Inc. , Class A ......................................... 5,851 338
Monster Beverage Corp. (a) ................................................ 3,254 313
PepsiCo, Inc. .......................................................... 6,230 844
Philip Morris International, Inc. ............................................. 7,104 1,285
Sysco Corp. ........................................................... 2,179 182
Target Corp. .......................................................... 2,070 270
The Clorox Co. ........................................................ 551 53
The Coca-Cola Co. ...................................................... 17,649 1,434
The Estee Lauder Cos., Inc. , Class A ......................................... 1,127 89
The Hershey Co. ....................................................... 676 119
The J.M. Smucker Co. ................................................... 486 55
The Kraft Heinz Co. ..................................................... 3,891 92
The Kroger Co. ........................................................ 2,585 144
The Procter & Gamble Co. ................................................ 10,614 1,556
Tyson Foods, Inc. , Class A ................................................ 1,286 74
Walmart, Inc. .......................................................... 19,982 2,263
13,421
Electronic Equipment, Instruments & Components (1.2%):
Amphenol Corp. , Class A ................................................. 5,607 989
CDW Corp. ........................................................... 582 82
Coherent Corp. (a) ...................................................... 892 352
Corning, Inc. .......................................................... 3,570 912

Victory Portfolios
Victory S&P 500 Index Fund

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Flex Ltd. (a) ........................................................... 1,675 $ 271
Jabil, Inc. ............................................................ 481 185
Keysight Technologies, Inc. (a) ............................................. 782 274
TE Connectivity PLC .................................................... 1,330 268
Teledyne Technologies, Inc. (a) ............................................. 211 141
Trimble, Inc. (a) ........................................................ 1,062 54
Zebra Technologies Corp. (a) ............................................... 217 57
3,585
Energy (3.0%):
APA Corp. ............................................................ 1,611 53
Baker Hughes Co. , Class A ................................................ 4,522 251
Chevron Corp. ......................................................... 8,533 1,414
ConocoPhillips Co. ..................................................... 5,553 577
Devon Energy Corp. ..................................................... 5,255 217
Diamondback Energy, Inc. ................................................ 885 156
EOG Resources, Inc. .................................................... 2,428 315
EQT Corp. ............................................................ 2,851 152
Expand Energy Corp. .................................................... 1,090 99
Exxon Mobil Corp. ..................................................... 18,892 2,583
Halliburton Co. ........................................................ 3,808 129
Kinder Morgan, Inc. ..................................................... 8,924 285
Marathon Petroleum Corp. ................................................ 1,331 340
Occidental Petroleum Corp. ............................................... 3,309 161
ONEOK, Inc. .......................................................... 2,872 250
Phillips 66 Co. ......................................................... 1,827 309
SLB Ltd. ............................................................. 6,814 317
Targa Resources Corp. ................................................... 978 262
Texas Pacific Land Corp. ................................................. 264 116
The Williams Cos., Inc. .................................................. 5,574 414
Valero Energy Corp. ..................................................... 1,353 352
8,752
Financials (11.7%):
Aflac, Inc. ............................................................ 2,088 245
American Express Co. ................................................... 2,426 821
American International Group, Inc. .......................................... 2,417 180
Ameriprise Financial, Inc. ................................................. 410 188
Aon PLC , Class A ...................................................... 973 323
Apollo Global Management, Inc. ............................................ 2,102 249
Arch Capital Group Ltd. (a) ................................................ 1,586 154
Ares Management Corp. , Class A ........................................... 961 107
Arthur J. Gallagher & Co. ................................................. 1,171 269
Assurant, Inc. ......................................................... 226 61
Bank of America Corp. ................................................... 29,758 1,696
Berkshire Hathaway, Inc. , Class B (a) ......................................... 8,356 4,181
BlackRock, Inc. ........................................................ 658 633
Blackstone, Inc. ........................................................ 3,386 398
Block, Inc. , Class A (a) ................................................... 2,439 185
Brown & Brown, Inc. .................................................... 1,329 85
Capital One Financial Corp. ............................................... 2,836 569
Cboe Global Markets, Inc. ................................................ 477 116
Chubb Ltd. ........................................................... 1,644 560
Cincinnati Financial Corp. ................................................ 705 131
Citigroup, Inc. ......................................................... 7,774 1,088
Citizens Financial Group, Inc. .............................................. 1,927 135
CME Group, Inc. , Class A ................................................. 1,652 365
Coinbase Global, Inc. , Class A (a) ........................................... 1,014 148
Corpay, Inc. (a) ......................................................... 298 99
Erie Indemnity Co. , Class A ............................................... 116 28
Everest Group Ltd. ...................................................... 180 64
FactSet Research Systems, Inc. ............................................. 166 38
Fidelity National Information Services, Inc. .................................... 2,356 92
Fifth Third Bancorp ..................................................... 4,131 233

Victory Portfolios
Victory S&P 500 Index Fund

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Fiserv, Inc. (a) .......................................................... 2,430 $ 119
Franklin Resources, Inc. .................................................. 1,397 46
Global Payments, Inc. .................................................... 1,060 77
Globe Life, Inc. ........................................................ 354 63
Huntington Bancshares, Inc. ............................................... 9,239 164
Interactive Brokers Group, Inc. , Class A ....................................... 2,030 177
Intercontinental Exchange, Inc. ............................................. 2,578 317
Invesco Ltd. ........................................................... 2,020 53
Jack Henry & Associates, Inc. .............................................. 324 45
JPMorgan Chase & Co. .................................................. 12,213 3,998
KeyCorp ............................................................. 4,200 97
KKR & Co., Inc. ....................................................... 3,151 289
Loews Corp. .......................................................... 769 87
M&T Bank Corp. ....................................................... 667 159
Marsh & McLennan Cos., Inc. ............................................. 2,196 366
Mastercard, Inc. , Class A ................................................. 3,678 1,889
MetLife, Inc. .......................................................... 2,463 208
Moody's Corp. ......................................................... 685 310
Morgan Stanley ........................................................ 5,464 1,142
MSCI, Inc. , Class A ..................................................... 332 186
Nasdaq, Inc. .......................................................... 2,036 160
Northern Trust Corp. .................................................... 843 147
PayPal Holdings, Inc. .................................................... 4,021 174
Principal Financial Group, Inc. ............................................. 896 97
Prudential Financial, Inc. ................................................. 1,582 171
Raymond James Financial, Inc. ............................................. 791 120
Regions Financial Corp. .................................................. 3,890 117
Robinhood Markets, Inc. , Class A (a) ......................................... 3,606 362
S&P Global, Inc. ....................................................... 1,382 563
State Street Corp. ....................................................... 1,261 214
Synchrony Financial ..................................................... 1,533 117
T. Rowe Price Group, Inc. ................................................. 977 111
The Allstate Corp. ...................................................... 1,173 279
The Bank of New York Mellon Corp. ......................................... 3,128 452
The Charles Schwab Corp. ................................................ 7,451 687
The Goldman Sachs Group, Inc. ............................................ 1,345 1,360
The Hartford Insurance Group, Inc. .......................................... 1,249 166
The PNC Financial Services Group, Inc. ...................................... 1,830 451
The Progressive Corp. ................................................... 2,663 582
The Travelers Cos., Inc. .................................................. 969 320
Truist Financial Corp. .................................................... 5,679 283
U.S. Bancorp .......................................................... 7,075 427
Visa, Inc. , Class A ...................................................... 7,565 2,595
W.R. Berkley Corp. ..................................................... 1,340 94
Wells Fargo & Co. ...................................................... 13,948 1,153
Willis Towers Watson PLC ................................................ 430 112
34,547
Health Care (8.8%):
Abbott Laboratories ..................................................... 7,939 720
AbbVie, Inc. .......................................................... 8,053 2,026
Agilent Technologies, Inc. ................................................. 1,288 171
Align Technology, Inc. (a) ................................................. 304 51
Amgen, Inc. ........................................................... 2,460 891
Baxter International, Inc. ................................................. 2,354 50
Becton Dickinson & Co. .................................................. 1,256 190
Biogen, Inc. (a) ......................................................... 673 145
Bio-Techne Corp. ....................................................... 714 50
Boston Scientific Corp. (a) ................................................. 6,775 289
Bristol-Myers Squibb Co. ................................................. 9,308 536
Cardinal Health, Inc. .................................................... 1,067 253
Cencora, Inc. .......................................................... 887 251
Centene Corp. (a) ....................................................... 2,138 137
Charles River Laboratories International, Inc. (a) ................................. 220 50

Victory Portfolios
Victory S&P 500 Index Fund

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
CVS Health Corp. ...................................................... 5,816 $ 602
Danaher Corp. ......................................................... 2,871 547
DaVita, Inc. (a) ......................................................... 146 33
Dexcom, Inc. (a) ........................................................ 1,759 118
Edwards Lifesciences Corp. (a) ............................................. 2,624 237
Elevance Health, Inc. .................................................... 990 383
Eli Lilly & Co. ......................................................... 3,606 4,325
GE HealthCare Technologies, Inc. ........................................... 2,073 133
Gilead Sciences, Inc. .................................................... 5,659 715
HCA Healthcare, Inc. .................................................... 708 276
Henry Schein, Inc. (a) .................................................... 441 37
Humana, Inc. .......................................................... 547 217
IDEXX Laboratories, Inc. (a) ............................................... 360 190
Incyte Corp. (a) ......................................................... 765 87
Insulet Corp. (a) ........................................................ 316 48
Intuitive Surgical, Inc. (a) ................................................. 1,614 642
IQVIA Holdings, Inc. (a) .................................................. 761 147
Johnson & Johnson ..................................................... 10,972 2,787
Labcorp Holdings, Inc. ................................................... 374 105
McKesson Corp. ....................................................... 548 414
Medtronic PLC ........................................................ 5,852 458
Merck & Co., Inc. ...................................................... 11,257 1,447
Mettler-Toledo International, Inc. (a) ......................................... 92 118
Moderna, Inc. (a) (b) ..................................................... 1,610 113
Pfizer, Inc. ............................................................ 25,977 626
Quest Diagnostics, Inc. ................................................... 505 107
Regeneron Pharmaceuticals, Inc. ............................................ 455 284
ResMed, Inc. .......................................................... 661 129
Revvity, Inc. .......................................................... 508 57
Solventum Corp. (a) ..................................................... 671 52
STERIS PLC .......................................................... 447 94
Stryker Corp. .......................................................... 1,573 495
The Cigna Group ....................................................... 1,206 332
The Cooper Cos., Inc. (a) .................................................. 889 64
Thermo Fisher Scientific, Inc. .............................................. 1,694 849
UnitedHealth Group, Inc. ................................................. 4,139 1,720
Universal Health Services, Inc. , Class B ....................................... 243 36
Veeva Systems, Inc. , Class A (a) ............................................. 684 121
Vertex Pharmaceuticals, Inc. (a) ............................................. 1,157 575
Viatris, Inc. ........................................................... 5,308 84
Waters Corp. (a) ........................................................ 448 168
West Pharmaceutical Services, Inc. .......................................... 322 116
Zimmer Biomet Holdings, Inc. ............................................. 882 76
Zoetis, Inc. , Class A ..................................................... 1,911 137
26,111
Industrials (8.9%):
3M Co. .............................................................. 2,377 385
A.O. Smith Corp. ....................................................... 510 32
Allegion PLC ......................................................... 392 55
AMETEK, Inc. ........................................................ 1,045 253
Automatic Data Processing, Inc. ............................................ 1,822 408
Axon Enterprise, Inc. (a) .................................................. 367 206
Broadridge Financial Solutions, Inc. ......................................... 527 72
Builders FirstSource, Inc. (a) ............................................... 490 44
C.H. Robinson Worldwide, Inc. ............................................. 537 101
Carrier Global Corp. ..................................................... 3,559 261
Caterpillar, Inc. ........................................................ 2,099 2,235
Cintas Corp. .......................................................... 1,550 264
Comfort Systems USA, Inc. ............................................... 160 317
Copart, Inc. (a) ......................................................... 4,039 114
CSX Corp. ............................................................ 8,469 403
Cummins, Inc. ......................................................... 629 449
Deere & Co. .......................................................... 1,145 726

Victory Portfolios
Victory S&P 500 Index Fund

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Delta Air Lines, Inc. ..................................................... 2,978 $ 279
Dover Corp. ........................................................... 614 138
Eaton Corp. PLC ....................................................... 1,770 754
EMCOR Group, Inc. .................................................... 203 168
Emerson Electric Co. .................................................... 2,553 365
Equifax, Inc. .......................................................... 543 86
Expeditors International of Washington, Inc. .................................... 596 97
Fastenal Co. ........................................................... 5,233 251
FedEx Corp. .......................................................... 1,001 313
Fedex Freight Holding Co., Inc. (a) .......................................... 495 75
Fortive Corp. .......................................................... 1,390 85
GE Vernova, Inc. ....................................................... 1,225 1,439
Generac Holdings, Inc. (a) ................................................. 268 78
General Dynamics Corp. .................................................. 1,157 410
General Electric Co. ..................................................... 4,755 1,777
Honeywell Aerospace, Inc. (a) .............................................. 1,444 319
Honeywell International, Inc. .............................................. 1,444 323
Howmet Aerospace, Inc. .................................................. 1,824 490
Hubbell, Inc. , Class B .................................................... 241 126
Huntington Ingalls Industries, Inc. ........................................... 180 50
IDEX Corp. ........................................................... 337 77
Illinois Tool Works, Inc. .................................................. 1,193 323
Ingersoll Rand, Inc. ..................................................... 1,623 133
J.B. Hunt Transport Services, Inc. ........................................... 340 98
Jacobs Solutions, Inc. .................................................... 538 68
Johnson Controls International PLC .......................................... 2,781 406
L3Harris Technologies, Inc. ............................................... 849 247
Leidos Holdings, Inc. .................................................... 573 59
Lennox International, Inc. ................................................. 144 83
Lockheed Martin Corp. ................................................... 925 471
Masco Corp. .......................................................... 919 75
Nordson Corp. ......................................................... 242 73
Norfolk Southern Corp. .................................................. 1,024 322
Northrop Grumman Corp. ................................................. 609 310
Old Dominion Freight Line, Inc. ............................................ 834 181
Otis Worldwide Corp. .................................................... 1,749 125
PACCAR, Inc. ......................................................... 2,399 288
Parker-Hannifin Corp. ................................................... 575 562
Paychex, Inc. .......................................................... 1,470 145
Pentair PLC ........................................................... 737 57
Quanta Services, Inc. .................................................... 684 493
Republic Services, Inc. , Class A ............................................ 911 194
Rockwell Automation, Inc. ................................................ 507 251
Rollins, Inc. ........................................................... 1,339 56
RTX Corp. ............................................................ 6,138 1,165
Snap-on, Inc. .......................................................... 236 95
Southwest Airlines Co. ................................................... 2,228 115
Stanley Black & Decker, Inc. .............................................. 709 67
Textron, Inc. .......................................................... 793 73
The Boeing Co. (a) ...................................................... 3,593 778
Trane Technologies PLC .................................................. 1,008 495
TransDigm Group, Inc. ................................................... 255 340
Uber Technologies, Inc. (a) ................................................ 9,278 670
Union Pacific Corp. ..................................................... 2,706 736
United Airlines Holdings, Inc. (a) ............................................ 1,479 201
United Parcel Service, Inc. , Class B .......................................... 3,403 366
United Rentals, Inc. ..................................................... 286 324
Veralto Corp. .......................................................... 1,119 99
Verisk Analytics, Inc. , Class A .............................................. 597 107
Vertiv Holdings Co. , Class A ............................................... 1,751 586
W.W. Grainger, Inc. ..................................................... 198 269
Waste Management, Inc. .................................................. 1,684 375
Westinghouse Air Brake Technologies Corp. .................................... 773 208

Victory Portfolios
Victory S&P 500 Index Fund

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Xylem, Inc. ........................................................... 1,083 $ 128
26,242
IT Services (0.6%):
Accenture PLC , Class A .................................................. 2,798 348
Akamai Technologies, Inc. (a) .............................................. 663 78
Cognizant Technology Solutions Corp. , Class A ................................. 2,160 84
Gartner, Inc. (a) ........................................................ 305 40
GoDaddy, Inc. , Class A (a) ................................................. 603 51
International Business Machines Corp. ........................................ 4,284 1,205
VeriSign, Inc. .......................................................... 373 94
1,900
Materials (1.8%):
Air Products and Chemicals, Inc. ............................................ 1,015 298
Albemarle Corp. ....................................................... 538 73
Amcor PLC ........................................................... 2,107 91
Avery Dennison Corp. ................................................... 349 57
Ball Corp. ............................................................ 1,213 76
CF Industries Holdings, Inc. ............................................... 700 76
Corteva, Inc. .......................................................... 3,048 258
CRH PLC ............................................................ 3,046 326
Dow, Inc. ............................................................ 3,285 90
DuPont de Nemours, Inc. ................................................. 622 84
Ecolab, Inc. ........................................................... 1,154 322
Freeport-McMoRan, Inc. ................................................. 6,552 412
International Flavors & Fragrances, Inc. ....................................... 1,164 92
International Paper Co. ................................................... 2,413 92
Linde PLC ............................................................ 2,107 1,093
LyondellBasell Industries NV , Class A ........................................ 1,177 62
Martin Marietta Materials, Inc. ............................................. 274 158
Newmont Corp. ........................................................ 4,866 454
Nucor Corp. ........................................................... 1,038 231
Packaging Corp. of America ............................................... 404 96
PPG Industries, Inc. ..................................................... 1,016 123
Smurfit Westrock PLC ................................................... 2,390 111
Steel Dynamics, Inc. ..................................................... 618 142
The Mosaic Co. ........................................................ 1,449 31
The Sherwin-Williams Co. ................................................ 1,045 360
Vulcan Materials Co. .................................................... 591 174
5,382
Real Estate (1.8%):
Alexandria Real Estate Equities, Inc. ......................................... 715 38
American Tower Corp. ................................................... 2,123 347
AvalonBay Communities, Inc. .............................................. 633 119
BXP, Inc. ............................................................. 676 45
Camden Property Trust ................................................... 458 52
CBRE Group, Inc. , Class A (a) .............................................. 1,335 180
CoStar Group, Inc. (a) .................................................... 1,861 53
Crown Castle, Inc. ...................................................... 1,989 151
Digital Realty Trust, Inc. .................................................. 1,506 270
Equinix, Inc. .......................................................... 450 469
Equity Residential ...................................................... 1,554 106
Essex Property Trust, Inc. ................................................. 293 85
Extra Space Storage, Inc. ................................................. 963 140
Federal Realty Investment Trust ............................................ 358 44
Healthpeak Properties, Inc. ................................................ 3,142 67
Host Hotels & Resorts, Inc. ................................................ 2,903 69
Invitation Homes, Inc. ................................................... 2,491 75
Iron Mountain, Inc. ..................................................... 1,356 171
Kimco Realty Corp. ..................................................... 3,074 78
Mid-America Apartment Communities, Inc. .................................... 530 74
Prologis, Inc. .......................................................... 4,250 576
Public Storage ......................................................... 720 229

Victory Portfolios
Victory S&P 500 Index Fund

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Realty Income Corp. .................................................... 4,250 $ 263
Regency Centers Corp. ................................................... 751 60
SBA Communications Corp. , Class A ......................................... 483 85
Simon Property Group, Inc. ............................................... 1,478 331
UDR, Inc. ............................................................ 1,348 54
Ventas, Inc. ........................................................... 2,216 197
VICI Properties, Inc. , Class A .............................................. 4,981 132
Welltower, Inc. ......................................................... 3,217 730
Weyerhaeuser Co. ...................................................... 3,286 79
5,369
Semiconductors & Semiconductor Equipment (19.1%):
Advanced Micro Devices, Inc. (a) ............................................ 7,432 4,317
Analog Devices, Inc. .................................................... 2,225 884
Applied Materials, Inc. ................................................... 3,617 2,615
Broadcom, Inc. ........................................................ 21,580 8,152
First Solar, Inc. (a) ...................................................... 490 116
Intel Corp. (a) .......................................................... 21,534 3,007
KLA Corp. ........................................................... 5,954 1,796
Lam Research Corp. ..................................................... 5,700 2,470
Marvell Technology, Inc. ................................................. 3,989 1,188
Microchip Technology, Inc. ................................................ 2,466 225
Micron Technology, Inc. .................................................. 5,140 5,933
Monolithic Power Systems, Inc. ............................................ 224 310
NVIDIA Corp. ......................................................... 111,455 22,301
NXP Semiconductors NV ................................................. 1,151 323
ON Semiconductor Corp. (a) ............................................... 1,786 169
Qnity Electronics, Inc. ................................................... 954 156
QUALCOMM, Inc. ..................................................... 4,804 888
Skyworks Solutions, Inc. ................................................. 686 47
Teradyne, Inc. ......................................................... 714 345
Texas Instruments, Inc. ................................................... 4,148 1,236
56,478
Software (7.4%):
Adobe, Inc. (a) ......................................................... 1,842 378
AppLovin Corp. , Class A (a) ............................................... 1,226 632
Autodesk, Inc. (a) ....................................................... 962 187
Cadence Design Systems, Inc. (a) ............................................ 1,257 472
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 1,160 885
Datadog, Inc. , Class A (a) ................................................. 1,508 393
Fair Isaac Corp. (a) ...................................................... 106 127
Fortinet, Inc. (a) ........................................................ 2,838 436
Gen Digital, Inc. ....................................................... 2,512 62
Intuit, Inc. ............................................................ 1,260 329
Microsoft Corp. ........................................................ 33,858 12,630
Oracle Corp. .......................................................... 7,734 1,133
Palantir Technologies, Inc. , Class A (a) ........................................ 10,465 1,221
Palo Alto Networks, Inc. (a) ................................................ 3,696 1,260
PTC, Inc. (a) ........................................................... 526 60
Roper Technologies, Inc. .................................................. 460 156
Salesforce, Inc. ........................................................ 3,729 584
ServiceNow, Inc. (a) ..................................................... 4,701 467
Synopsys, Inc. (a) ....................................................... 873 389
Tyler Technologies, Inc. (a) ................................................ 192 56
Workday, Inc. , Class A (a) ................................................. 928 113
21,970
Technology Hardware, Storage & Peripherals (8.2%):
Apple, Inc. ........................................................... 67,586 19,557
Dell Technologies, Inc. , Class C ............................................ 1,319 569
Hewlett Packard Enterprise Co. ............................................. 6,048 273
HP, Inc. .............................................................. 4,168 91
NetApp, Inc. .......................................................... 899 139
Sandisk Corp. (a) ....................................................... 675 1,535

Victory Portfolios
Victory S&P 500 Index Fund

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Seagate Technology Holdings PLC .......................................... 1,022 $ 986
Super Micro Computer, Inc. (a) (b) ........................................... 2,303 68
Western Digital Corp. .................................................... 1,571 1,003
24,221
Utilities (2.2%):
Alliant Energy Corp. .................................................... 1,177 90
Ameren Corp. ......................................................... 1,261 143
American Electric Power Co., Inc. ........................................... 2,480 339
American Water Works Co., Inc. ............................................ 890 117
Atmos Energy Corp. ..................................................... 761 131
CenterPoint Energy, Inc. .................................................. 2,982 131
CMS Energy Corp. ...................................................... 1,408 108
Consolidated Edison, Inc. ................................................. 1,680 186
Constellation Energy Corp. ................................................ 1,457 362
Dominion Energy, Inc. ................................................... 4,008 274
DTE Energy Co. ....................................................... 948 144
Duke Energy Corp. ...................................................... 3,553 450
Edison International ..................................................... 1,754 131
Entergy Corp. ......................................................... 2,087 240
Evergy, Inc. ........................................................... 1,051 91
Eversource Energy ...................................................... 1,714 124
Exelon Corp. .......................................................... 4,664 217
FirstEnergy Corp. ....................................................... 2,373 113
NextEra Energy, Inc. .................................................... 9,505 834
NiSource, Inc. ......................................................... 2,185 104
NRG Energy, Inc. ....................................................... 962 140
PG&E Corp. .......................................................... 10,037 169
Pinnacle West Capital Corp. ............................................... 552 59
PPL Corp. ............................................................ 3,429 125
Public Service Enterprise Group, Inc. ......................................... 2,271 184
Sempra .............................................................. 2,979 276
The AES Corp. ........................................................ 3,250 48
The Southern Co. ....................................................... 5,138 492
Vistra Corp. ........................................................... 1,445 229
WEC Energy Group, Inc. ................................................. 1,485 173
Xcel Energy, Inc. ....................................................... 2,845 228
6,452
Total Common Stocks (Cost $39,889)
a
a
a
294,183
Rights (0.0%)(c)
Financials (0.0%):(c)
TPG, Inc. , expiring 4/9/29 (a) (d) ............................................ 1,029 — (e)
Total Rights (Cost $—)
a
a
a
— (e)
Short-Term Investments (0.0%)(c)
Collateral for Securities Loaned (0.0%):^(c)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .52% (f) ........ 25,552 25
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .55% (f) ............ 25,552 26
Invesco Government & Agency Portfolio, Institutional Shares , 3 .56% (f) ................ 25,552 25
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .55% (f) . 25,552 26
102
Total Short-Term Investments (Cost $102)
a
a
a
102
Total Investments (Cost $39,991) — 99.3% 294,285
Other assets in excess of liabilities —  0.7% 1,989
NET ASSETS - 100.00% $ 296,274
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.

Victory Portfolios
Victory S&P 500 Index Fund

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
(c) Amount represents less than 0.05% of net assets.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of June 30, 2026. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(e) Rounds to less than $1 thousand.
(f) Rate disclosed is the daily yield on June 30, 2026.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini S&P 500 Futures .............. 6 9/18/26 $ 2,249 $ 2,264 $ 15
Total unrealized appreciation $ 15
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 15

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios
Victory Mid-Cap Core Growth Fund
29
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.8%)
Communication Services (2.1%):
Millicom International Cellular SA (a) ........................................ 35,300 $ 3,204
The New York Times Co. , Class A ........................................... 50,400 3,527
6,731
Consumer Discretionary (9.2%):
BorgWarner, Inc. ....................................................... 16,300 1,082
Boyd Gaming Corp. ..................................................... 12,900 1,139
Deckers Outdoor Corp. (a) ................................................. 11,700 1,162
Expedia Group, Inc. ..................................................... 17,100 4,376
Ford Motor Co. ........................................................ 147,000 2,043
Lear Corp. ............................................................ 5,900 791
Ralph Lauren Corp. , Class A ............................................... 15,300 6,142
Ross Stores, Inc. ....................................................... 19,400 4,129
The Gap, Inc. .......................................................... 180,900 3,379
Urban Outfitters, Inc. (a) .................................................. 28,700 2,034
Versigent PLC (a) ....................................................... 7,566 318
Viking Holdings Ltd. (a) .................................................. 25,300 2,648
29,243
Consumer Staples (4.9%):
Casey's General Stores, Inc. ............................................... 2,500 1,987
Coca-Cola Consolidated, Inc. .............................................. 15,200 2,902
Maplebear, Inc. (a) ...................................................... 75,800 3,589
Sysco Corp. ........................................................... 54,700 4,572
U.S. Foods Holding Corp. (a) ............................................... 26,600 2,720
15,770
Energy (6.8%):
Archrock, Inc. ......................................................... 41,900 1,706
Cheniere Energy, Inc. .................................................... 11,100 2,653
Devon Energy Corp. ..................................................... 94,700 3,913
HF Sinclair Corp. ....................................................... 18,100 1,261
Marathon Petroleum Corp. ................................................ 12,000 3,068
TechnipFMC PLC ...................................................... 70,700 4,687
Valero Energy Corp. ..................................................... 16,100 4,193
Weatherford International PLC ............................................. 3,100 253
21,734
Financials (16.5%):
Affiliated Managers Group, Inc. ............................................ 17,500 5,922
Ameriprise Financial, Inc. ................................................. 8,400 3,854
Arch Capital Group Ltd. (a) ................................................ 26,200 2,543
Assurant, Inc. ......................................................... 8,600 2,309
BGC Group, Inc. , Class A ................................................. 56,100 600
Cincinnati Financial Corp. ................................................ 4,700 870
East West Bancorp, Inc. .................................................. 9,200 1,188
Evercore, Inc. , Class A ................................................... 7,300 2,492
FirstCash Holdings, Inc. .................................................. 19,900 4,305
Hancock Whitney Corp. .................................................. 23,000 1,719
MSCI, Inc. , Class A ..................................................... 4,600 2,576
Northern Trust Corp. .................................................... 1,800 313
Popular, Inc. .......................................................... 8,400 1,379
StoneX Group, Inc. (a) ................................................... 13,350 1,582
Synchrony Financial ..................................................... 77,200 5,871
The Allstate Corp. ...................................................... 36,700 8,732
The Bank of New York Mellon Corp. ......................................... 27,700 4,006
The Hartford Insurance Group, Inc. .......................................... 18,700 2,478
52,739
Health Care (9.4%):
BrightSpring Health Services, Inc. (a) ......................................... 85,000 5,928
Cencora, Inc. .......................................................... 14,000 3,962
Exelixis, Inc. (a) ........................................................ 42,500 2,312
Halozyme Therapeutics, Inc. (a) ............................................. 66,100 5,174

Victory Portfolios
Victory Mid-Cap Core Growth Fund

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Jazz Pharmaceuticals PLC (a) .............................................. 8,800 $ 2,120
Neurocrine Biosciences, Inc. (a) ............................................. 11,800 1,989
ResMed, Inc. .......................................................... 3,200 624
Royalty Pharma PLC , Class A .............................................. 63,100 3,538
The Ensign Group, Inc. ................................................... 11,400 1,827
United Therapeutics Corp. (a) .............................................. 4,500 2,438
29,912
Industrials (22.6%):
Argan, Inc. ........................................................... 5,200 4,152
Comfort Systems USA, Inc. ............................................... 4,300 8,522
Cummins, Inc. ......................................................... 4,900 3,495
Delta Air Lines, Inc. ..................................................... 57,300 5,367
Dycom Industries, Inc. (a) ................................................. 700 354
EMCOR Group, Inc. .................................................... 6,500 5,394
EnerSys .............................................................. 12,200 2,853
Federal Signal Corp. ..................................................... 31,000 3,983
Griffon Corp. .......................................................... 36,500 3,560
Howmet Aerospace, Inc. .................................................. 14,600 3,925
IES Holdings, Inc. (a) .................................................... 400 294
Modine Manufacturing Co. (a) .............................................. 4,300 1,148
Mueller Industries, Inc. ................................................... 12,500 1,537
Nextpower, Inc. , Class A (a) ................................................ 19,300 2,299
Powell Industries, Inc. ................................................... 1,900 544
Quanta Services, Inc. .................................................... 2,300 1,656
Rockwell Automation, Inc. ................................................ 4,700 2,327
Sterling Infrastructure, Inc. (a) .............................................. 4,000 3,357
Trane Technologies PLC .................................................. 8,400 4,126
United Airlines Holdings, Inc. (a) ............................................ 34,700 4,719
United Rentals, Inc. ..................................................... 900 1,020
Vertiv Holdings Co. , Class A ............................................... 8,400 2,812
W.W. Grainger, Inc. ..................................................... 2,300 3,129
Watts Water Technologies, Inc. , Class A ....................................... 4,500 1,762
72,335
Information Technology (15.2%):
Cirrus Logic, Inc. (a) ..................................................... 10,700 1,589
Clear Secure, Inc. , Class A ................................................ 60,500 3,372
Credo Technology Group Holding Ltd. (a) ..................................... 17,000 4,623
Docusign, Inc. , Class A (a) ................................................. 57,700 2,563
F5, Inc. (a) ............................................................ 3,200 1,331
Fabrinet (a) ............................................................ 6,600 3,710
Flex Ltd. (a) ........................................................... 6,500 1,054
GoDaddy, Inc. , Class A (a) ................................................. 21,800 1,850
Jabil, Inc. ............................................................ 12,300 4,741
Monolithic Power Systems, Inc. ............................................ 4,300 5,944
NetApp, Inc. .......................................................... 31,600 4,890
Rambus, Inc. (a) ........................................................ 22,000 2,920
Sanmina Corp. (a) ....................................................... 13,600 3,442
TD SYNNEX Corp. ..................................................... 8,700 2,326
Teradyne, Inc. ......................................................... 8,800 4,258
48,613
Materials (3.9%):
CF Industries Holdings, Inc. ............................................... 15,100 1,635
Coeur Mining, Inc. ...................................................... 37,600 614
Commercial Metals Co. .................................................. 41,200 2,585
Hecla Mining Co. ....................................................... 105,500 1,628
Reliance, Inc. .......................................................... 4,200 1,569
Royal Gold, Inc. ........................................................ 8,300 1,657
Steel Dynamics, Inc. ..................................................... 12,200 2,799
12,487
Real Estate (3.1%):
CBRE Group, Inc. , Class A (a) .............................................. 22,300 3,003

Victory Portfolios
Victory Mid-Cap Core Growth Fund

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Jones Lang LaSalle, Inc. (a) ................................................ 5,900 $ 1,829
SBA Communications Corp. , Class A ......................................... 6,903 1,218
Sun Communities, Inc. ................................................... 24,916 2,988
Ventas, Inc. ........................................................... 10,600 941
9,979
Utilities (6.1%):
Atmos Energy Corp. ..................................................... 20,100 3,463
FirstEnergy Corp. ....................................................... 115,200 5,477
National Fuel Gas Co. ................................................... 12,900 996
NiSource, Inc. ......................................................... 66,300 3,152
Portland General Electric Co. .............................................. 60,900 3,156
Spire, Inc. ............................................................ 19,300 1,507
Talen Energy Corp. (a) ................................................... 1,000 384
Vistra Corp. ........................................................... 7,600 1,206
19,341
Total Common Stocks (Cost $223,548)
a
a
a
318,884
Total Investments (Cost $223,548) — 99.8% 318,884
Other assets in excess of liabilities —  0.2% 484
NET ASSETS - 100.00% $ 319,368
At June 30, 2026, the Fund's investments in foreign securities were 7.7% of net assets.
(a) Non-income producing security.
PLC
—
Public Limited Company

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios
Victory Trivalent International Fund — Core Equity
32
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (97.6%)
Australia (3.2%):
Consumer Discretionary (0.3%):
Aristocrat Leisure Ltd. ................................................... 23,803 $ 1,009
Financials (1.0%):
ANZ Group Holdings Ltd. ................................................ 78,737 1,921
QBE Insurance Group Ltd. ................................................ 80,330 1,397
3,318
Industrials (0.7%):
Computershare Ltd. ..................................................... 42,443 1,124
Qantas Airways Ltd. ..................................................... 174,968 1,285
2,409
Materials (0.5%):
Rio Tinto Ltd. ......................................................... 15,474 1,861
Real Estate (0.7%):
Charter Hall Group ...................................................... 89,904 1,424
Goodman Group ....................................................... 37,174 802
2,226
10,823
Belgium (1.7%):
Consumer Staples (0.9%):
Anheuser-Busch InBev SA ................................................ 36,366 3,005
Health Care (0.4%):
UCB SA ............................................................. 5,042 1,509
Materials (0.4%):
Titan SA ............................................................. 21,037 1,251
5,765
Brazil (1.1%):
Consumer Staples (0.2%):
Raia Drogasil SA ....................................................... 254,414 828
Energy (0.3%):
PRIO SA(a) ........................................................... 94,000 950
Financials (0.3%):
Banco Bradesco SA, Preference Shares ....................................... 291,900 1,024
Utilities (0.3%):
Axia Energia SA ....................................................... 84,273 888
3,690
Canada (7.6%):
Consumer Discretionary (0.3%):
Aritzia, Inc.(a) ......................................................... 10,185 1,123
Energy (1.0%):
Headwater Exploration, Inc. ............................................... 138,454 1,155
Suncor Energy, Inc. ..................................................... 21,423 1,153
Whitecap Resources, Inc.(b) ............................................... 113,567 1,179
3,487
Financials (2.7%):
Bank of Montreal ....................................................... 8,939 1,580
Brookfield Corp., Class A ................................................. 18,699 798
Canadian Imperial Bank of Commerce ........................................ 20,707 2,385
Fairfax Financial Holdings Ltd. ............................................. 1,214 1,997
Royal Bank of Canada ................................................... 11,099 2,298
9,058
Industrials (0.8%):
Element Fleet Management Corp. ........................................... 43,794 904

Victory Portfolios
Victory Trivalent International Fund — Core Equity

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Finning International, Inc. ................................................. 23,330 $ 1,648
2,552
Information Technology (0.9%):
Celestica, Inc.(a) ....................................................... 6,039 2,203
Shopify, Inc., Class A(a) .................................................. 5,837 668
2,871
Materials (1.9%):
DPM Metals, Inc. ....................................................... 84,545 2,746
Lundin Mining Corp. .................................................... 100,184 2,442
Nutrien Ltd. ........................................................... 20,742 1,307
6,495
25,586
China (4.2%):
Communication Services (0.9%):
NetEase, Inc. .......................................................... 42,200 1,084
Tencent Holdings Ltd. ................................................... 33,100 1,826
2,910
Consumer Discretionary (0.6%):
BYD Co. Ltd. ......................................................... 77,100 714
Fuyao Glass Industry Group Co. Ltd., Class H(c) ................................ 99,600 651
Laopu Gold Co. Ltd., Class H(b) ............................................ 11,535 513
1,878
Consumer Staples (0.2%):
JD Health International, Inc.(a)(c) ........................................... 93,900 396
Tingyi Cayman Islands Holding Corp. ........................................ 370,000 461
857
Financials (1.5%):
Agricultural Bank of China Ltd., Class H ...................................... 1,426,000 973
Bank of China Ltd., Class H ............................................... 2,369,275 1,511
China Construction Bank Corp., Class H ...................................... 1,163,000 1,200
China International Capital Corp. Ltd., Class H(c) ................................ 482,800 1,299
4,983
Health Care (0.5%):
WuXi AppTec Co. Ltd., Class H(c) .......................................... 86,000 1,693
Industrials (0.2%):
JD Logistics, Inc.(a)(c) ................................................... 466,481 702
Materials (0.3%):
Zijin Mining Group Co. Ltd., Class H ........................................ 332,000 1,174
14,197
Denmark (0.4%):
Industrials (0.4%):
Vestas Wind Systems A/S ................................................. 47,280 1,339
Finland (0.2%):
Industrials (0.2%):
Konecranes Oyj ........................................................ 26,741 822
France (5.5%):
Communication Services (0.8%):
Orange SA ............................................................ 82,196 1,550
Publicis Groupe SA ..................................................... 12,476 1,233
2,783
Energy (0.3%):
Vallourec SACA(a) ..................................................... 46,949 1,097
Financials (0.9%):
AXA SA ............................................................. 21,365 1,071
BNP Paribas SA ........................................................ 16,333 1,907
2,978

Victory Portfolios
Victory Trivalent International Fund — Core Equity

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Health Care (0.4%):
Ipsen SA ............................................................. 6,971 $ 1,343
Industrials (1.4%):
Eiffage SA ............................................................ 6,419 947
Schneider Electric SE .................................................... 8,119 2,656
SPIE SA ............................................................. 17,860 1,028
4,631
Information Technology (0.4%):
Capgemini SE ......................................................... 11,344 1,139
Real Estate (0.4%):
Klepierre SA .......................................................... 31,734 1,326
Utilities (0.9%):
Engie SA ............................................................. 53,001 1,668
Veolia Environnement SA ................................................. 32,640 1,360
3,028
18,325
Germany (4.5%):
Consumer Staples (0.4%):
Henkel AG & Co. KGaA, Preference Shares .................................... 16,503 1,388
Financials (0.8%):
Allianz SE, Registered Shares .............................................. 2,792 1,321
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares ....... 2,747 1,534
2,855
Industrials (2.6%):
Deutsche Post AG ...................................................... 19,972 1,214
GEA Group AG ........................................................ 11,500 790
Siemens AG, Registered Shares ............................................. 9,332 3,000
Siemens Energy AG ..................................................... 19,276 3,674
8,678
Information Technology (0.2%):
SAP SE .............................................................. 4,976 767
Utilities (0.5%):
RWE AG ............................................................. 23,762 1,537
15,225
Greece (0.4%):
Financials (0.4%):
National Bank of Greece SA ............................................... 81,623 1,410
Hong Kong (1.8%):
Consumer Discretionary (0.7%):
Alibaba Group Holding Ltd., Class W ........................................ 199,500 2,392
Financials (0.8%):
BOC Hong Kong Holdings Ltd. ............................................ 277,000 1,503
Hong Kong Exchanges & Clearing Ltd. ....................................... 28,000 1,303
2,806
Utilities (0.3%):
Guangdong Investment Ltd. ............................................... 860,000 852
6,050
India (3.3%):
Consumer Discretionary (0.2%):
Mahindra & Mahindra Ltd. ................................................ 20,528 668
Energy (0.4%):
Reliance Industries Ltd. .................................................. 102,788 1,408
Financials (1.2%):
Nippon Life India Asset Management Ltd.(c) ................................... 96,772 1,191
Power Finance Corp. Ltd. ................................................. 260,373 1,169

Victory Portfolios
Victory Trivalent International Fund — Core Equity

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Union Bank of India Ltd. ................................................. 841,177 $ 1,535
3,895
Industrials (0.6%):
Adani Ports & Special Economic Zone Ltd. .................................... 51,780 992
GE Vernova T&D India Ltd. ............................................... 19,383 1,017
2,009
Information Technology (0.3%):
Infosys Ltd. ........................................................... 56,523 599
Persistent Systems Ltd. ................................................... 10,708 491
1,090
Materials (0.4%):
Hindalco Industries Ltd. .................................................. 131,314 1,334
Utilities (0.2%):
Power Grid Corp. of India Ltd. ............................................. 280,815 849
11,253
Ireland (1.0%):
Financials (0.4%):
Bank of Ireland Group PLC ............................................... 69,223 1,379
Industrials (0.6%):
AerCap Holdings NV .................................................... 13,039 1,901
3,280
Italy (1.4%):
Consumer Discretionary (0.6%):
Lottomatica Group SpA .................................................. 34,200 949
Moncler SpA .......................................................... 16,171 941
1,890
Energy (0.4%):
Eni SpA ............................................................. 63,510 1,490
Financials (0.4%):
Banca Mediolanum SpA .................................................. 47,997 1,196
4,576
Japan (15.4%):
Communication Services (0.4%):
Konami Group Corp. .................................................... 12,100 1,326
Consumer Discretionary (2.7%):
Asics Corp. ........................................................... 47,400 1,289
Panasonic Holdings Corp. ................................................. 50,800 1,429
Sony Group Corp. ...................................................... 90,800 1,828
Sumitomo Electric Industries Ltd. ........................................... 98,400 1,826
Suzuki Motor Corp. ..................................................... 67,700 819
Toyota Motor Corp. ..................................................... 122,300 2,049
9,240
Consumer Staples (0.7%):
Asahi Group Holdings Ltd. ................................................ 66,200 629
MatsukiyoCocokara & Co. ................................................ 59,700 883
Toyo Suisan Kaisha Ltd. .................................................. 11,700 750
2,262
Financials (2.9%):
Mizuho Financial Group, Inc. .............................................. 61,710 2,964
ORIX Corp. ........................................................... 38,300 1,459
Sumitomo Mitsui Financial Group, Inc. ....................................... 98,275 3,852
Tokio Marine Holdings, Inc. ............................................... 31,400 1,381
9,656
Health Care (1.2%):
Astellas Pharma, Inc. .................................................... 82,300 1,101
Otsuka Holdings Co. Ltd. ................................................. 24,200 1,611

Victory Portfolios
Victory Trivalent International Fund — Core Equity

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Shionogi & Co. Ltd. ..................................................... 69,700 $ 1,191
3,903
Industrials (2.5%):
Central Japan Railway Co. ................................................ 49,000 1,046
ITOCHU Corp. ........................................................ 190,000 2,169
Kubota Corp. .......................................................... 67,400 1,128
Mitsubishi Corp. ....................................................... 34,400 920
Obayashi Corp. ........................................................ 59,200 1,196
Recruit Holdings Co. Ltd. ................................................. 26,100 1,816
8,275
Information Technology (4.7%):
Disco Corp. ........................................................... 3,300 1,717
Ibiden Co. Ltd. ......................................................... 22,300 3,367
Kioxia Holdings Corp.(a) ................................................. 6,900 4,011
Kyocera Corp. ......................................................... 56,200 1,247
Murata Manufacturing Co. Ltd. ............................................. 26,500 1,902
NEC Corp. ........................................................... 54,100 1,306
SCREEN Holdings Co. Ltd. ............................................... 20,000 2,244
15,794
Materials (0.3%):
Asahi Kasei Corp. ...................................................... 106,600 1,186
51,642
Luxembourg (0.5%):
Materials (0.5%):
ArcelorMittal SA ....................................................... 25,962 1,565
Mexico (0.7%):
Energy (0.4%):
Vista Energy SAB de CV, ADR(a) ........................................... 17,967 1,146
Financials (0.3%):
Gentera SAB de CV ..................................................... 496,680 1,077
2,223
Netherlands (5.2%):
Consumer Discretionary (0.5%):
Prosus NV(a) .......................................................... 39,976 1,737
Consumer Staples (0.4%):
Koninklijke Ahold Delhaize NV ............................................ 30,744 1,238
Energy (0.2%):
SBM Offshore NV ...................................................... 25,620 886
Financials (0.9%):
Euronext NV(c) ........................................................ 9,803 1,568
NN Group NV ......................................................... 15,279 1,339
2,907
Health Care (0.5%):
Argenx SE(a) .......................................................... 1,808 1,675
Information Technology (2.7%):
ASML Holding NV ..................................................... 4,564 9,037
17,480
Norway (0.8%):
Materials (0.8%):
Norsk Hydro ASA ...................................................... 219,725 1,989
Yara International ASA ................................................... 17,153 754
2,743
Portugal (0.3%):
Energy (0.3%):
Galp Energia SGPS SA ................................................... 51,011 1,081

Victory Portfolios
Victory Trivalent International Fund — Core Equity

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Russian Federation (0.0%):
Energy (0.0%):
LUKOIL PJSC, ADR(a)(d)(e) .............................................. 8,489 $ —
Financials (0.0%):
Sberbank of Russia PJSC(a)(d)(e) ........................................... 220,230 —
—
Saudi Arabia (0.6%):
Communication Services (0.2%):
Etihad Etisalat Co. ...................................................... 49,742 800
Financials (0.4%):
Saudi Awwal Bank ...................................................... 152,994 1,318
2,118
Singapore (0.9%):
Communication Services (0.3%):
JOYY, Inc., ADR ....................................................... 15,327 1,011
Financials (0.6%):
DBS Group Holdings Ltd. ................................................. 37,780 1,914
2,925
South Africa (0.6%):
Financials (0.3%):
Discovery Ltd. ......................................................... 68,396 1,105
Materials (0.3%):
Harmony Gold Mining Co. Ltd. ............................................. 53,262 815
1,920
South Korea (7.7%):
Consumer Discretionary (0.3%):
Kia Corp. ............................................................ 9,638 871
Consumer Staples (0.4%):
APR Corp. ............................................................ 5,292 1,328
Financials (0.6%):
Hana Financial Group, Inc. ................................................ 28,472 2,127
Industrials (0.5%):
HD Hyundai Electric Co. Ltd. .............................................. 1,349 866
HD Hyundai Heavy Industries Co. Ltd. ....................................... 2,423 934
1,800
Information Technology (5.9%):
Samsung Electronics Co. Ltd. .............................................. 36,660 8,137
SK hynix, Inc. ......................................................... 6,605 11,658
19,795
25,921
Spain (3.4%):
Consumer Discretionary (0.6%):
Industria de Diseno Textil SA .............................................. 32,396 2,042
Energy (0.5%):
Repsol SA ............................................................ 60,343 1,507
Financials (1.8%):
Banco Santander SA ..................................................... 340,357 4,724
Bankinter SA .......................................................... 88,054 1,474
6,198
Utilities (0.5%):
Endesa SA ............................................................ 33,669 1,530
11,277
Sweden (1.9%):
Communication Services (0.5%):
Telia Co. AB .......................................................... 326,376 1,590

Victory Portfolios
Victory Trivalent International Fund — Core Equity

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Consumer Staples (0.3%):
Essity AB, Class B ...................................................... 39,877 $ 1,129
Financials (0.4%):
Swedbank AB, Class A ................................................... 37,651 1,407
Industrials (0.4%):
Volvo AB, Class B ...................................................... 39,853 1,356
Materials (0.3%):
Boliden AB ........................................................... 18,757 1,060
6,542
Switzerland (6.0%):
Consumer Staples (0.6%):
Coca-Cola HBC AG(a) ................................................... 30,523 1,989
Financials (1.1%):
UBS Group AG ........................................................ 35,455 1,758
Zurich Insurance Group AG ............................................... 2,883 2,133
3,891
Health Care (2.3%):
Novartis AG, Registered Shares ............................................. 32,678 5,109
Sandoz Group AG ...................................................... 17,699 1,600
Ypsomed Holding AG, Registered Shares(b) .................................... 2,355 1,062
7,771
Industrials (1.2%):
ABB Ltd., Registered Shares ............................................... 36,001 3,917
Materials (0.8%):
Amrize Ltd.(a) ......................................................... 16,998 898
Holcim AG(a) ......................................................... 19,990 1,803
2,701
20,269
Taiwan (9.0%):
Financials (0.4%):
CTBC Financial Holding Co. Ltd. ........................................... 603,000 1,352
Industrials (0.3%):
Bizlink Holding, Inc. .................................................... 15,000 919
Information Technology (8.3%):
Delta Electronics, Inc. ................................................... 40,000 2,512
Elite Material Co. Ltd. ................................................... 21,000 3,631
MediaTek, Inc. ......................................................... 9,000 1,226
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 189,000 14,910
Unimicron Technology Corp. .............................................. 41,617 1,434
Wiwynn Corp. ......................................................... 11,000 1,625
Yageo Corp. ........................................................... 69,000 2,517
27,855
30,126
Thailand (0.5%):
Communication Services (0.3%):
Advanced Info Service PCL, NVDR ......................................... 78,000 864
Health Care (0.2%):
Bumrungrad Hospital PCL, NVDR .......................................... 141,400 805
1,669
United Arab Emirates (0.3%):
Real Estate (0.3%):
Emaar Development PJSC ................................................ 256,031 965
United Kingdom (7.5%):
Communication Services (0.3%):
Informa PLC .......................................................... 86,471 1,037

Victory Portfolios
Victory Trivalent International Fund — Core Equity

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2026, the fair value of these securities was
$7,500 (thousands) and amounted to 2.2% of net assets.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of June 30, 2026. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(e) The following table details the earliest acquisition date, cost, and market value of the Fund's restricted securities due to trading restrictions at June 30,
2026 (amounts in thousands):
Security Description Shares
Value
(000)
Consumer Discretionary (0.3%):
Next PLC ............................................................ 5,407 $ 1,043
Consumer Staples (0.6%):
Unilever PLC ......................................................... 35,849 2,153
Energy (0.2%):
Harbour Energy PLC .................................................... 291,462 826
Financials (1.9%):
Barclays PLC ......................................................... 301,946 2,023
Standard Chartered PLC .................................................. 156,966 4,244
6,267
Health Care (1.3%):
AstraZeneca PLC ....................................................... 22,428 4,187
Industrials (1.7%):
Babcock International Group PLC ........................................... 87,592 1,107
RELX PLC ........................................................... 37,099 1,172
Rolls-Royce Holdings PLC ................................................ 171,661 3,290
5,569
Materials (0.3%):
Endeavour Mining PLC .................................................. 22,550 1,104
Real Estate (0.2%):
LondonMetric Property PLC ............................................... 310,456 775
Utilities (0.7%):
Drax Group PLC ....................................................... 102,328 1,032
National Grid PLC ...................................................... 75,600 1,246
2,278
25,239
Total Common Stocks (Cost $219,143) 328,046
Exchange-Traded Funds (1.3%)
United States (1.3%):
iShares Core MSCI EAFE ETF ............................................. 33,703 3,255
iShares Core MSCI Emerging Markets ETF .................................... 14,811 1,227
4,482
Total Exchange-Traded Funds (Cost $4,488) 4,482
Short-Term Investments (0.5%)
Collateral for Securities Loaned (0.5%):^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.52%(f) ........ 458,677 458
HSBC U.S. Government Money Market Fund, Institutional Shares, 3.55%(f) ............ 458,677 459
Invesco Government & Agency Portfolio, Institutional Shares, 3.56%(f) ................ 458,677 459
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.55%(f) . 458,677 459
Total Short-Term Investments (Cost $1,835) 1,835
Total Investments (Cost $225,466) — 99.4% 334,363
Other assets in excess of liabilities — 0.6% 1,696
NET ASSETS - 100.00% $ 336,059

Victory Portfolios
Victory Trivalent International Fund — Core Equity

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
(f) Rate disclosed is the daily yield on June 30, 2026.
Security Name Acquisition Date Cost Value
LUKOIL PJSC, ADR ................................................ 8/21/2019 $ 729 $ —
Sberbank of Russia PJSC ............................................. 12/9/2016 752 —
Total (–% of net assets) $1,481 $—
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios
Victory Trivalent International Small-Cap Fund
41
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (98.1%)
Australia (4.8%):
Communication Services (0.3%):
Superloop Ltd. (a) ....................................................... 5,454,430 $ 12,473
Energy (0.5%):
Paladin Energy Ltd. (a) (b) ................................................. 1,983,006 12,931
Whitehaven Coal Ltd. .................................................... 2,473,227 13,110
26,041
Financials (0.7%):
Bendigo & Adelaide Bank Ltd. ............................................. 2,175,851 15,897
Magellan Financial Group Ltd. ............................................. 2,437,688 16,387
32,284
Health Care (0.4%):
Ansell Ltd. ........................................................... 862,224 18,928
Industrials (0.5%):
Ventia Services Group Pty Ltd. ............................................. 5,204,976 22,323
Materials (1.9%):
Orica Ltd. ............................................................ 1,666,374 27,322
Ramelius Resources Ltd. ................................................. 14,435,006 29,701
Sandfire Resources Ltd. (a) ................................................ 2,519,812 33,849
90,872
Real Estate (0.5%):
Charter Hall Group ...................................................... 1,406,882 22,279
225,200
Austria (0.3%):
Industrials (0.3%):
Do & Co. AG .......................................................... 52,300 12,974
Belgium (1.1%):
Consumer Staples (0.3%):
Colruyt Group NV (b) .................................................... 291,574 11,981
Materials (0.8%):
Umicore SA (b) ........................................................ 1,653,773 38,364
50,345
Canada (12.3%):
Communication Services (1.2%):
IMAX Corp. (a) ........................................................ 655,003 26,108
Quebecor, Inc. , Class B ................................................... 596,248 28,461
54,569
Consumer Discretionary (0.9%):
Aritzia, Inc. (a) ......................................................... 291,746 32,174
Gildan Activewear, Inc. .................................................. 248,172 12,796
44,970
Consumer Staples (0.4%):
Maple Leaf Foods, Inc. ................................................... 903,855 19,446
Energy (2.9%):
CES Energy Solutions Corp. ............................................... 1,838,480 21,482
Enerflex Ltd. .......................................................... 1,339,583 32,902
Headwater Exploration, Inc. (b) ............................................. 3,257,181 27,172
Vermilion Energy, Inc. ................................................... 1,815,762 16,991
Whitecap Resources, Inc. ................................................. 3,603,408 37,429
135,976
Health Care (0.3%):
Extendicare, Inc. (b) ..................................................... 574,084 14,197
Industrials (1.4%):
Bird Construction, Inc. ................................................... 490,942 22,409

Victory Portfolios
Victory Trivalent International Small-Cap Fund

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Finning International, Inc. ................................................. 619,355 $ 43,754
66,163
Information Technology (0.3%):
Kinaxis, Inc. (a) ........................................................ 127,534 13,694
Materials (3.5%):
Agnico Eagle Mines Ltd. ................................................. 1 — (c)
DPM Metals, Inc. ....................................................... 1,722,763 55,956
Hudbay Minerals, Inc. ................................................... 1,615,521 38,152
Methanex Corp. ........................................................ 531,631 24,559
OceanaGold Corp. ...................................................... 1,734,609 43,485
162,152
Real Estate (0.5%):
Boardwalk Real Estate Investment Trust ...................................... 358,126 16,352
Colliers International Group, Inc. (b) ......................................... 93,068 8,735
25,087
Utilities (0.9%):
Atco Ltd. , Class I ....................................................... 488,544 25,528
Northland Power, Inc. .................................................... 939,175 14,795
40,323
576,577
Denmark (2.4%):
Consumer Staples (0.3%):
Royal Unibrew A/S ..................................................... 209,493 13,811
Financials (0.6%):
Jyske Bank A/S , Registered Shares .......................................... 188,701 27,307
Health Care (0.3%):
Demant A/S (a) (b) ....................................................... 372,059 15,284
Industrials (0.9%):
FLSmidth & Co. A/S .................................................... 275,140 20,165
ISS A/S .............................................................. 529,280 21,670
41,835
Information Technology (0.3%):
Netcompany Group A/S (a) (b) (d) ............................................ 277,244 12,687
110,924
Finland (1.3%):
Health Care (0.3%):
Orion Oyj , Class B ...................................................... 192,973 15,851
Industrials (1.0%):
Hiab Oyj , Class B ...................................................... 222,557 14,106
Konecranes Oyj ........................................................ 1,031,832 31,717
45,823
61,674
France (5.5%):
Energy (0.3%):
Vallourec SACA (a) (b) ................................................... 519,747 12,142
Financials (0.3%):
SCOR SE ............................................................ 373,270 13,537
Health Care (0.8%):
Ipsen SA ............................................................. 132,631 25,558
Virbac SACA (b) ....................................................... 33,301 12,648
38,206
Industrials (2.7%):
Ayvens SA (d) ......................................................... 1,236,121 16,281
Eiffage SA ............................................................ 189,665 27,974
Elis SA (b) ............................................................ 844,612 26,161
Exosens SAS .......................................................... 189,043 12,347

Victory Portfolios
Victory Trivalent International Small-Cap Fund

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Nexans SA ........................................................... 77,778 $ 12,945
SPIE SA ............................................................. 534,122 30,748
126,456
Information Technology (0.3%):
Sopra Steria Group ...................................................... 93,529 14,945
Real Estate (1.1%):
Covivio SA ........................................................... 323,381 19,800
Klepierre SA .......................................................... 736,412 30,775
50,575
255,861
Germany (4.7%):
Communication Services (0.7%):
Freenet AG ........................................................... 417,071 10,750
Scout24 SE (d) ......................................................... 257,463 21,304
32,054
Consumer Discretionary (0.7%):
TUI AG .............................................................. 1,702,031 14,076
Zalando SE (a) (b) (d) ..................................................... 743,529 21,543
35,619
Industrials (2.0%):
Bilfinger SE ........................................................... 162,169 14,906
Deutz AG (b) .......................................................... 1,239,416 12,410
GEA Group AG ........................................................ 289,997 19,911
Nordex SE (a) .......................................................... 607,792 32,065
Rational AG .......................................................... 18,128 13,279
92,571
Information Technology (0.8%):
Bechtle AG ........................................................... 281,795 10,008
SUSS MicroTec SE ..................................................... 251,937 26,910
36,918
Real Estate (0.5%):
TAG Immobilien AG .................................................... 1,386,538 22,389
219,551
Ireland (0.8%):
Consumer Discretionary (0.4%):
Cairn Homes PLC ...................................................... 7,548,295 21,306
Consumer Staples (0.4%):
Glanbia PLC .......................................................... 644,987 18,036
39,342
Italy (3.5%):
Consumer Discretionary (0.8%):
De' Longhi SpA ........................................................ 408,112 17,334
Lottomatica Group SpA .................................................. 768,172 21,311
38,645
Financials (1.1%):
Azimut Holding SpA .................................................... 595,573 24,189
Banca Generali SpA ..................................................... 350,223 26,145
50,334
Industrials (0.3%):
Maire SpA ............................................................ 982,706 16,076
Information Technology (0.3%):
Reply SpA ............................................................ 120,035 12,574
Materials (0.6%):
Buzzi SpA ............................................................ 561,849 28,777

Victory Portfolios
Victory Trivalent International Small-Cap Fund

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Utilities (0.4%):
Iren SpA ............................................................. 5,955,990 $ 16,866
163,272
Japan (24.1%):
Communication Services (0.4%):
CyberAgent, Inc. ....................................................... 2,072,800 17,476
Consumer Discretionary (3.6%):
Food & Life Cos. Ltd. ................................................... 635,000 19,155
GS Yuasa Corp. ........................................................ 777,300 31,343
Nextage Co. Ltd. ....................................................... 609,100 15,399
NHK Spring Co. Ltd. .................................................... 1,098,600 26,702
Open House Group Co. Ltd. ............................................... 239,100 12,486
Resorttrust, Inc. ........................................................ 1,204,200 12,920
Seria Co. Ltd. ......................................................... 542,400 12,148
The Yokohama Rubber Co. Ltd. ............................................ 295,800 13,344
Toyoda Gosei Co. Ltd. ................................................... 714,300 22,654
166,151
Consumer Staples (1.4%):
H2O Retailing Corp. .................................................... 441,700 7,803
Lion Corp. ............................................................ 428,200 4,518
Morinaga Milk Industry Co. Ltd. ............................................ 2,099,600 16,393
Nissui Corp. .......................................................... 2,566,500 20,314
Toyo Suisan Kaisha Ltd. .................................................. 220,200 14,105
63,133
Financials (2.1%):
Credit Saison Co. Ltd. ................................................... 969,000 26,506
Mebuki Financial Group, Inc. .............................................. 4,817,700 42,299
Yamaguchi Financial Group, Inc. ............................................ 1,661,000 29,394
98,199
Health Care (1.0%):
Asahi Intecc Co. Ltd. .................................................... 454,600 10,660
Nippon Shinyaku Co. Ltd. ................................................ 386,200 9,564
Santen Pharmaceutical Co. Ltd. ............................................. 1,224,100 16,060
Tsumura & Co. ........................................................ 541,200 12,393
48,677
Industrials (5.7%):
BayCurrent, Inc. ....................................................... 438,900 16,382
CKD Corp. ........................................................... 597,000 28,078
Fuji Corp. ............................................................ 684,500 35,947
INFRONEER Holdings, Inc. ............................................... 1,689,800 28,007
Kandenko Co. Ltd. ...................................................... 817,500 34,127
Kinden Corp. .......................................................... 468,300 23,119
Meidensha Corp. ....................................................... 310,100 19,000
Mitsui E&S Co. Ltd. (b) .................................................. 459,800 11,745
Nabtesco Corp. ........................................................ 479,100 15,414
Nitto Boseki Co. Ltd. .................................................... 762,500 20,625
Sankyu, Inc. .......................................................... 220,400 11,747
SWCC Corp. .......................................................... 279,500 23,742
267,933
Information Technology (4.6%):
Anritsu Corp. .......................................................... 1,052,000 28,946
Azbil Corp. ........................................................... 1,457,900 15,528
BIPROGY, Inc. ........................................................ 521,100 13,723
Horiba Ltd. ........................................................... 145,600 25,002
Ibiden Co. Ltd. ......................................................... 254,900 38,489
Nippon Electric Glass Co. Ltd. ............................................. 509,200 20,782
Taiyo Yuden Co. Ltd. .................................................... 309,500 39,358
Tokyo Seimitsu Co. Ltd. .................................................. 279,100 35,491
217,319

Victory Portfolios
Victory Trivalent International Small-Cap Fund

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Materials (3.9%):
Kaneka Corp. .......................................................... 316,500 $ 11,161
Mitsui Kinzoku Co. Ltd. .................................................. 183,900 49,214
Nissan Chemical Corp. ................................................... 477,600 25,126
Sumitomo Bakelite Co. Ltd. ............................................... 407,400 18,928
Taiheiyo Cement Corp. ................................................... 455,500 11,228
Tokyo Ohka Kogyo Co. Ltd. ............................................... 661,200 46,980
UACJ Corp. ........................................................... 1,208,600 19,227
181,864
Real Estate (1.1%):
GLP J-REIT .......................................................... 19,763 16,720
Tokyo Tatemono Co. Ltd. ................................................. 820,800 16,748
Tokyu Fudosan Holdings Corp. ............................................. 2,298,500 18,418
51,886
Utilities (0.3%):
Kyushu Electric Power Co., Inc. ............................................ 1,468,900 14,891
1,127,529
Luxembourg (0.3%):
Communication Services (0.3%):
Millicom International Cellular SA (a) ........................................ 157,188 14,266
Netherlands (2.8%):
Energy (0.3%):
SBM Offshore NV ...................................................... 458,584 15,852
Financials (1.1%):
ASR Nederland NV ..................................................... 330,010 24,921
Euronext NV (d) ........................................................ 176,483 28,226
53,147
Industrials (0.5%):
Koninklijke Heijmans NV ................................................. 160,945 21,001
Information Technology (0.9%):
BE Semiconductor Industries NV ........................................... 123,825 40,890
130,890
Norway (0.6%):
Information Technology (0.4%):
Kitron ASA ........................................................... 1,589,908 17,195
Utilities (0.2%):
Scatec ASA (a) (d) ....................................................... 1,269,980 12,479
29,674
Singapore (2.2%):
Consumer Staples (0.3%):
Sheng Siong Group Ltd. .................................................. 6,029,600 15,074
Financials (0.3%):
iFAST Corp. Ltd. (b) ..................................................... 2,252,700 15,410
Industrials (0.4%):
SATS Ltd. ............................................................ 4,731,400 16,610
Information Technology (0.4%):
ASMPT Ltd. .......................................................... 548,500 16,909
Real Estate (0.8%):
Keppel DC REIT ....................................................... 9,063,700 15,726
UOL Group Ltd. ....................................................... 2,787,600 20,551
36,277
100,280
South Africa (0.4%):
Financials (0.4%):
Investec PLC .......................................................... 2,059,545 16,387

Victory Portfolios
Victory Trivalent International Small-Cap Fund

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
South Korea (6.9%):
Communication Services (0.3%):
NC Corp. ............................................................. 74,808 $ 12,538
Consumer Discretionary (0.7%):
Shinsegae, Inc. ......................................................... 47,357 23,351
Youngone Corp. ........................................................ 238,456 11,261
34,612
Consumer Staples (0.1%):
Kolmar Korea Co. Ltd. (a) ................................................. 41,311 2,678
Financials (0.7%):
JB Financial Group Co. Ltd. ............................................... 961,729 15,524
KIWOOM Securities Co. Ltd. .............................................. 79,726 17,960
33,484
Health Care (0.5%):
Classys, Inc. .......................................................... 506,577 15,369
Daewoong Pharmaceutical Co. Ltd. .......................................... 107,796 7,893
23,262
Industrials (1.7%):
DL E&C Co. Ltd. ....................................................... 248,580 10,416
Hanwha Corp. ......................................................... 213,781 13,956
HD-Hyundai Marine Engine (a) ............................................. 317,339 12,192
Samsung E&A Co. Ltd. .................................................. 873,412 27,248
Sanil Electric Co. Ltd. ................................................... 100,806 15,863
79,675
Information Technology (2.4%):
IsuPetasys Co. Ltd. ...................................................... 353,611 27,063
LEENO Industrial, Inc. ................................................... 424,455 23,397
LG Innotek Co. Ltd. ..................................................... 59,338 38,443
WONIK IPS Co. Ltd. .................................................... 230,103 25,613
114,516
Materials (0.5%):
Han Kuk Carbon Co. Ltd. (a) ............................................... 567,442 9,874
Poongsan Corp. ........................................................ 294,828 12,312
22,186
322,951
Spain (3.9%):
Consumer Discretionary (0.3%):
Melia Hotels International SA (b) ............................................ 1,105,660 15,362
Financials (1.5%):
Bankinter SA .......................................................... 2,430,323 40,694
Mapfre SA (b) ......................................................... 6,064,704 30,025
70,719
Industrials (0.3%):
Logista Integral SA ..................................................... 367,736 14,185
Information Technology (0.7%):
Indra Sistemas SA (b) .................................................... 615,588 33,762
Materials (0.4%):
Atalaya Mining Copper SA ................................................ 1,771,524 19,230
Real Estate (0.7%):
Merlin Properties Socimi SA ............................................... 1,729,240 30,339
183,597
Sweden (2.0%):
Consumer Discretionary (0.3%):
Asmodee Group AB , Class B (a) ............................................ 1,115,931 16,341

Victory Portfolios
Victory Trivalent International Small-Cap Fund

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Financials (0.6%):
Avanza Bank Holding AB ................................................. 671,941 $ 26,935
Industrials (0.8%):
Bravida Holding AB (d) ................................................... 1,321,896 16,863
Loomis AB , Class B ..................................................... 69,711 3,418
NCC AB , Class B ....................................................... 524,199 10,320
Storskogen Group AB , Class B ............................................. 6,679,048 5,887
36,488
Real Estate (0.3%):
Wihlborgs Fastigheter AB ................................................. 1,558,950 12,101
91,865
Switzerland (5.5%):
Consumer Discretionary (0.4%):
Avolta AG (a) .......................................................... 297,238 19,863
Financials (0.9%):
EFG International AG (a) .................................................. 572,682 11,484
Swissquote Group Holding SA , Registered Shares ............................... 686,110 32,191
43,675
Health Care (1.1%):
Galenica AG (d) ........................................................ 210,866 21,994
Siegfried Holding AG , Registered Shares (a) (b) .................................. 119,878 10,493
Ypsomed Holding AG , Registered Shares (b) .................................... 44,514 20,084
52,571
Industrials (1.6%):
Accelleron Industries AG ................................................. 312,215 32,071
DKSH Holding AG ..................................................... 205,461 15,793
Sulzer AG , Registered Shares .............................................. 155,328 25,795
73,659
Information Technology (0.5%):
Temenos AG , Registered Shares ............................................ 255,320 20,893
Materials (0.4%):
SIG Group AG (a) ....................................................... 1,040,049 17,405
Real Estate (0.6%):
PSP Swiss Property AG , Registered Shares ..................................... 163,530 29,152
257,218
United Kingdom (12.5%):
Communication Services (0.2%):
Helios Towers PLC (a) ................................................... 4,372,795 11,616
Consumer Discretionary (2.5%):
Berkeley Group Holdings PLC (a) ........................................... 250,433 11,614
Currys PLC ........................................................... 12,536,065 26,544
Entain PLC ........................................................... 1,553,023 11,506
Games Workshop Group PLC .............................................. 71,994 20,626
Inchcape PLC ......................................................... 1,587,576 16,233
Trainline PLC (a) (d) ..................................................... 3,856,471 10,423
Watches of Switzerland Group PLC (a) (d) ...................................... 2,280,308 21,461
118,407
Consumer Staples (0.4%):
Cranswick PLC ........................................................ 260,396 18,973
Energy (0.4%):
Harbour Energy PLC .................................................... 6,094,930 17,264
Financials (2.2%):
Lancashire Holdings Ltd. ................................................. 2,106,938 18,032
Marex Group PLC ...................................................... 494,607 30,146
OSB Group PLC ....................................................... 2,238,257 15,404
St James's Place PLC .................................................... 1,367,943 21,991

Victory Portfolios
Victory Trivalent International Small-Cap Fund

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
TP ICAP Group PLC .................................................... 4,118,521 $ 18,485
104,058
Health Care (1.0%):
Convatec Group PLC (d) .................................................. 5,294,604 15,096
Genus PLC ........................................................... 356,499 10,151
Kiniksa Pharmaceuticals International PLC , Class A (a) ............................ 332,730 21,278
46,525
Industrials (2.8%):
Babcock International Group PLC ........................................... 1,778,581 22,475
Balfour Beatty PLC ..................................................... 2,830,135 32,550
easyJet PLC ........................................................... 2,142,091 15,842
Howden Joinery Group PLC ............................................... 1,415,905 15,738
IMI PLC ............................................................. 495,913 19,533
Mitie Group PLC ....................................................... 5,885,704 11,652
Serco Group PLC ....................................................... 3,829,031 11,123
128,913
Information Technology (0.9%):
Computacenter PLC ..................................................... 425,453 24,087
Softcat PLC ........................................................... 699,676 17,036
41,123
Materials (0.7%):
Endeavour Mining PLC .................................................. 686,529 34,426
Real Estate (1.0%):
LondonMetric Property PLC ............................................... 5,754,814 14,361
The British Land Co. PLC ................................................ 3,098,018 16,971
Tritax Big Box REIT PLC ................................................. 7,383,408 15,816
47,148
Utilities (0.4%):
Drax Group PLC ....................................................... 1,698,978 17,138
585,591
United States (0.2%):
Consumer Discretionary (0.2%):
Nexteer Automotive Group Ltd. ............................................ 21,792,000 10,653
Total Common Stocks (Cost $3,190,602) 4,586,621
Exchange-Traded Funds (0.6%)
United States (0.6%):
Vanguard FTSE Developed Markets ETF ...................................... 396,384 28,242
Total Exchange-Traded Funds (Cost $28,344) 28,242
Short-Term Investments (3.0%)
Collateral for Securities Loaned (3.0%):^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .52% (e) ........ 35,144,482 35,145
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .55% (e) ............ 35,144,482 35,144
Invesco Government & Agency Portfolio, Institutional Shares , 3 .56% (e) ............... 35,144,482 35,145
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .55% (e) . 35,144,482 35,144
Total Short-Term Investments (Cost $140,578) 140,578
Total Investments (Cost $3,359,524) — 101.7% 4,755,441
Liabilities in excess of other assets — (1.7)% (79,406)
NET ASSETS - 100.00% $ 4,676,035
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rounds to less than $1 thousand.
(d) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2026, the fair value of these securities was
$198,357 (thousands) and amounted to 4.2% of net assets.
(e) Rate disclosed is the daily yield on June 30, 2026.

Victory Portfolios
Victory Trivalent International Small-Cap Fund

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Statements of Assets and Liabilities
June 30, 2026

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
.
Victory Integrity
Discovery Fund
Victory Integrity
Mid-Cap Value
Fund
Victory Integrity
Small-Cap Value
Fund
Assets:
Investments, at value (Cost $73,803, $288,728 and $916,176) $ 94,341 (a) $ 375,236 (b) $ 1,152,080 (c)
Cash 3,322 4,334 12,551
Receivables:
Dividends, interest, and securities lending income 64 553 1,587
Capital shares issued 19 243 880
Investments sold 673 — —
From Adviser 3 156 2
Prepaid expenses 24 42 44
Total Assets 98,446 380,564 1,167,144
Liabilities:
Payables:
Collateral received on loaned securities 4,648 2,417 14,439
Investments purchased 1,584 1,400 1,801
Capital shares redeemed 419 351 1,333
Accrued expenses and other payables:
Investment advisory fees 71 228 799
Administration fees 3 13 41
Custodian fees 1 3 8
Transfer agent fees 8 11 17
Sub-Transfer agent fees 17 20 89
Compliance fees — (d) — (d) 1
Trustees' fees — (d) — (d) — (d)
12b-1 fees 5 3 9
Other accrued expenses 25 39 60
Total Liabilities 6,781 4,485 18,597
Commitments and contingencies (Note 5 )
Net Assets:
Capital 54,361 266,615 790,621
Total accumulated earnings (loss) 37,304 109,464 357,926
Net Assets $ 91,665 $ 376,079 $ 1,148,547
Net Assets:
Class A $ 43,145 $ 26,793 $ 69,119
Class C 598 131 2,038
Class R — — 6,470
Class R6 — 267,112 553,234
Class Y 41,242 77,416 517,686
Member Class 6,680 4,627 —
Total $ 91,665 $ 376,079 $ 1,148,547
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 755 982 1,836
Class C 20 5 76
Class R — — 185
Class R6 — 9,592 13,576
Class Y 619 2,789 12,850
Member Class 116 166 —
Total 1,510 13,534 28,523
Net asset value, offering and redemption price per share:(e)
Class A $ 57.19 $ 27.29 $ 37.65
Class C(f) 29.48 26.91 26.69
Class R — — 34.90
Class R6 — 27.84 40.75
Class Y 66.67 27.76 40.29
Member Class 57.37 27.94 —
Maximum Sales Charge — Class A 5.75% 5.75% 5.75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 60.68 $ 28.95 $ 39.95
(a) Includes $4,463 thousand of securities on loan.
(b) Includes $2,370 thousand of securities on loan.
(c) Includes $13,986 thousand of securities on loan.
(d) Rounds to less than $1 thousand.
(e) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(f) Redemption price per share varies by length of time shares are held.

Statements of Assets and Liabilities
June 30, 2026

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
Victory Integrity
Small/Mid-Cap
Value Fund
Victory Multi-Cap
Fund
Victory S&P 500
Index Fund
Assets:
Investments, at value (Cost $293,493, $322,780 and $39,991) $ 377,783 (a) $ 583,989 $ 294,285 (b)
Cash 5,471 1,011 1,859
Futures contracts collateral — — 291
Receivables:
Dividends, interest, and securities lending income 461 185 137
Capital shares issued 815 1 39
From Adviser 49 1 —
Variation margin on open futures contracts — — 14
Reclaims — 24 — (c)
Prepaid expenses 44 37 25
Total Assets 384,623 585,248 296,650
Liabilities:
Payables:
Collateral received on loaned securities 10,803 — 102
Investments purchased 1,381 — —
Capital shares redeemed 471 302 128
Accrued expenses and other payables:
Investment advisory fees 236 356 46
Administration fees 13 21 11
Custodian fees 3 4 2
Transfer agent fees 5 77 10
Sub-Transfer agent fees 5 60 21
Compliance fees — (c) — (c) — (c)
Trustees' fees — (c) — (c) —
12b-1 fees 1 56 23
Other accrued expenses 41 47 33
Total Liabilities 12,959 923 376
Commitments and contingencies (Note 5 )
Net Assets:
Capital 260,373 273,515 24,924
Total accumulated earnings (loss) 111,291 310,810 271,350
Net Assets $ 371,664 $ 584,325 $ 296,274
Net Assets:
Class A $ 13,964 $ 529,203 $ 223,315
Class C — 4,275 —
Class R — — 46,376
Class R6 310,031 — —
Class Y 38,646 50,847 26,583
Member Class 9,023 — —
Total $ 371,664 $ 584,325 $ 296,274
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 532 7,878 7,371
Class C — 113 —
Class R — — 1,543
Class R6 11,563 — —
Class Y 1,449 643 865
Member Class 339 — —
Total 13,883 8,634 9,779
Net asset value, offering and redemption price per share:(d)
Class A $ 26.24 $ 67.17 $ 30.30
Class C(e) — 37.96 —
Class R — — 30.05
Class R6 26.81 — —
Class Y 26.68 79.11 30.73
Member Class 26.58 — —
Maximum Sales Charge — Class A 5.75% 5.75% 2.25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 27.84 $ 71.27 $ 31.00
(a) Includes $10,484 thousand of securities on loan.
(b) Includes $103 thousand of securities on loan.
(c) Rounds to less than $1 thousand.
(d) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(e) Redemption price per share varies by length of time shares are held.

Statements of Assets and Liabilities
June 30, 2026

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
Victory Mid-Cap
Core Growth Fund
Victory Trivalent
International Fund
— Core Equity
Victory Trivalent
International
Small-Cap Fund
Assets:
Investments, at value (Cost $223,548, $225,466 and $3,359,524) $ 318,884 $ 334,363 (a) $ 4,755,441 (b)
Foreign currency, at value (Cost $—, $25 and $5,598) — 25 5,598
Cash 750 2,547 51,897
Receivables:
Dividends, interest, and securities lending income 196 578 4,151
Capital shares issued 108 14 2,885
Investments sold — 1,732 9,460
From Adviser 2 226 1,119
Reclaims — 679 11,672
Prepaid expenses 34 47 132
Total Assets 319,974 340,211 4,842,355
Liabilities:
Payables:
Collateral received on loaned securities — 1,835 140,578
Investments purchased — 1,637 18,457
Capital shares redeemed 291 26 1,947
Accrued foreign capital gains taxes — 331 —
Accrued expenses and other payables:
Investment advisory fees 190 218 3,508
Administration fees 11 12 170
Custodian fees 2 23 116
Transfer agent fees 9 1 605
Sub-Transfer agent fees 55 2 567
Compliance fees — (c) — (c) 3
Trustees' fees — (c) — (c) 2
12b-1 fees 15 1 5
Other accrued expenses 33 66 362
Total Liabilities 606 4,152 166,320
Commitments and contingencies (Note 5 )
Net Assets:
Capital 206,233 213,903 2,908,499
Total accumulated earnings (loss) 113,135 122,156 1,767,536
Net Assets $ 319,368 $ 336,059 $ 4,676,035
Net Assets:
Class A $ 143,822 $ 5,355 $ 48,798
Class C 1,104 — 639
Class I — 15,866 4,011,543
Class R6 80,287 304,778 205,682
Class Y 94,155 10,060 409,373
Total $ 319,368 $ 336,059 $ 4,676,035
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 15,879 466 2,234
Class C 128 — 30
Class I — 1,367 181,873
Class R6 4,941 26,072 9,278
Class Y 6,411 876 18,673
Total 27,359 28,781 212,088
Net asset value, offering and redemption price per share:(d)
Class A $ 9.06 $ 11.49 $ 21.84
Class C(e) 8.62 — 21.13
Class I — 11.60 22.06
Class R6 16.25 11.69 22.17
Class Y 14.69 11.48 21.92
Maximum Sales Charge — Class A 5.75% 5.75% 5.75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 9.61 $ 12.19 $ 23.17
(a) Includes $1,743 thousand of securities on loan.
(b) Includes $133,595 thousand of securities on loan.
(c) Rounds to less than $1 thousand.
(d) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(e) Redemption price per share varies by length of time shares are held.

Statements of Operations
For the Year Ended June 30, 2026

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
Victory Integrity
Discovery Fund
Victory Integrity
Mid-Cap Value
Fund
Victory Integrity
Small-Cap Value
Fund
Investment Income:
Dividends $ 1,167 $ 5,804 $ 22,509
Interest 56 106 318
Non-cash dividends 262 — —
Securities lending (net of fees) 5 2 35
Foreign tax withholding (1) — —
Total Income 1,489 5,912 22,862
Expenses:
Investment advisory fees 685 2,545 9,106
Administration fees 31 154 478
Sub-Administration fees 17 17 17
12b-1 fees — Class A 87 64 155
12b-1 fees — Class C 4 1 19
12b-1 fees — Class R — — 29
Custodian fees 4 15 41
Transfer agent fees — Class A 9 8 9
Transfer agent fees — Class C — (a) — — (a)
Transfer agent fees — Class R — — 1
Transfer agent fees — Class R6 — 5 18
Transfer agent fees — Class Y 8 10 35
Transfer agent fees — Member Class 7 7 —
Sub-Transfer agent fees — Class A 32 38 118
Sub-Transfer agent fees — Class C — (a) — (a) 3
Sub-Transfer agent fees — Class R — — 14
Sub-Transfer agent fees — Class Y 48 85 455
Trustees' fees 5 18 52
Compliance fees 1 3 8
Legal and audit fees 15 27 58
State registration and filing fees 46 73 74
Other expenses 41 71 122
Total Expenses 1,040 3,141 10,812
Expenses waived/reimbursed by Adviser (22) (885) (18)
Net Expenses 1,018 2,256 10,794
Net Investment Income (Loss) 471 3,656 12,068
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 17,739 27,482 143,121
Net change in unrealized appreciation/depreciation on investment securities 13,011 45,730 203,423
Net realized/unrealized gains (losses) on investments 30,750 73,212 346,544
Change in net assets resulting from operations $ 31,221 $ 76,868 $ 358,612
(a) Rounds to less than $1 thousand.

Statements of Operations
For the Year Ended June 30, 2026

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
Victory Integrity
Small/Mid-Cap
Value Fund
Victory Multi-Cap
Fund
Victory S&P 500
Index Fund
Investment Income:
Dividends $ 6,400 $ 4,530 $ 3,283
Interest 142 148 71
Securities lending (net of fees) 4 1 5
Foreign tax withholding — (24) (1)
Total Income 6,546 4,655 3,358
Expenses:
Investment advisory fees 2,651 4,005 537
Administration fees 151 242 127
Sub-Administration fees 17 17 20
12b-1 fees — Class A 28 1,206 317
12b-1 fees — Class C — 41 —
12b-1 fees — Class R — — 208
Custodian fees 14 26 13
Transfer agent fees — Class A 1 182 19
Transfer agent fees — Class C — 1 —
Transfer agent fees — Class R — — 2
Transfer agent fees — Class R6 4 — —
Transfer agent fees — Class Y 3 4 1
Transfer agent fees — Member Class 12 — —
Sub-Transfer agent fees — Class A 16 405 105
Sub-Transfer agent fees — Class C — 6 —
Sub-Transfer agent fees — Class R — — 2
Sub-Transfer agent fees — Class Y 29 34 —
Trustees' fees 18 27 15
Compliance fees 3 4 2
Legal and audit fees 27 35 24
State registration and filing fees 62 45 53
Interfund lending fees — 2 —
Other expenses 80 94 71
Total Expenses 3,116 6,376 1,516
Expenses waived/reimbursed by Adviser (287) (7) —
Net Expenses 2,829 6,369 1,516
Net Investment Income (Loss) 3,717 (1,714) 1,842
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 35,338 53,846 24,833
Net realized gains (losses) from futures contracts — — 346
Net change in unrealized appreciation/depreciation on investment securities 56,203 91,083 28,158
Net change in unrealized appreciation/depreciation on futures contracts — — (29)
Net realized/unrealized gains (losses) on investments 91,541 144,929 53,308
Change in net assets resulting from operations $ 95,258 $ 143,215 $ 55,150

Statements of Operations
For the Year Ended June 30, 2026

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
Victory Mid-Cap
Core Growth Fund
Victory Trivalent
International Fund
— Core Equity
Victory Trivalent
International
Small-Cap Fund
Investment Income:
Dividends $ 2,627 $ 7,004 $ 105,497
Interest 45 94 1,610
Interfund lending — — — (a)
Securities lending (net of fees) 1 17 511
Foreign tax withholding (15) (748) (11,221)
Total Income 2,658 6,367 96,397
Expenses:
Investment advisory fees 2,163 2,187 39,242
Administration fees 131 123 1,947
Sub-Administration fees 17 17 17
12b-1 fees — Class A 337 12 147
12b-1 fees — Class C 10 — 8
Custodian fees 14 79 668
Transfer agent fees — Class A 16 3 5
Transfer agent fees — Class C — (a) — — (a)
Transfer agent fees — Class I — — (a) 1,259
Transfer agent fees — Class R6 2 — (a) 5
Transfer agent fees — Class Y 10 — (a) 26
Sub-Transfer agent fees — Class A 202 5 507
Sub-Transfer agent fees — Class C 1 — 1
Sub-Transfer agent fees — Class I — 4 3,088
Sub-Transfer agent fees — Class Y 103 2 593
Trustees' fees 13 14 201
Compliance fees 2 2 33
Legal and audit fees 23 54 239
State registration and filing fees 57 43 126
Interfund lending fees 1 1 3
Line of credit fees — 1 —
Other expenses 62 80 728
Recoupment of prior expenses waived/reimbursed by Adviser — — 30
Total Expenses 3,164 2,627 48,873
Expenses waived/reimbursed by Adviser (14) (1,082) (5,996)
Net Expenses 3,150 1,545 42,877
Net Investment Income (Loss) (492) 4,822 53,520
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 40,865 26,747 617,523
Foreign taxes on realized gains — (85) —
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 31,506 47,924 246,345
Net change in accrued foreign taxes on unrealized gains — 153 —
Net realized/unrealized gains (losses) on investments 72,371 74,739 863,868
Change in net assets resulting from operations $ 71,879 $ 79,561 $ 917,388
(a) Rounds to less than $1 thousand.

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory Integrity Discovery Fund
Victory Integrity Mid-Cap Value
Fund
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 471 $ 100 $ 3,656 $ 4,293
Net realized gains (losses) 17,739 6,857 27,482 14,623
Net change in unrealized appreciation/depreciation 13,011 16 45,730 5,425
Change in net assets resulting from operations 31,221 6,973 76,868 24,341
Distributions to Shareholders:
Class A (3,377) (2,982) (1,000) (3,929)
Class C (59) (72) (4) (18)
Class R6 — — (10,010) (31,791)
Class Y (2,441) (2,369) (2,864) (10,769)
Member Class (345) (295) (163) (593)
Change in net assets resulting from distributions to shareholders (6,222) (5,718) (14,041) (47,100)
Change in net assets resulting from capital transactions 8,544 (4,320) (727) 31,686
Change in net assets 33,543 (3,065) 62,100 8,927
Net Assets:
Beginning of period 58,122 61,187 313,979 305,052
End of period $ 91,665 $ 58,122 $ 376,079 $ 313,979

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Integrity Discovery Fund
Victory Integrity Mid-Cap Value
Fund
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Capital Transactions:
Class A
Proceeds from shares issued $ 1,934 $ 965 $ 2,944 $ 3,189
Distributions reinvested 2,961 2,527 987 3,880
Cost of shares redeemed (5,174) (6,010) (7,265) (5,539)
Total Class A $ (279) $ (2,518) $ (3,334) $ 1,530
Class C
Proceeds from shares issued $ 212 $ 171 $ — $ 19
Distributions reinvested 59 72 4 18
Cost of shares redeemed (181) (458) (18) (1)
Total Class C $ 90 $ (215) $ (14) $ 36
Class R6
Proceeds from shares issued $ — $ — $ 34,515 $ 37,531
Distributions reinvested — — 10,007 31,784
Cost of shares redeemed — — (39,853) (49,934)
Total Class R6 $ — $ — $ 4,669 $ 19,381
Class Y
Proceeds from shares issued $ 11,296 $ 6,264 $ 12,353 $ 17,384
Distributions reinvested 2,142 1,837 2,837 10,623
Cost of shares redeemed (6,748) (9,366) (16,075) (18,575)
Total Class Y $ 6,690 $ (1,265) $ (885) $ 9,432
Member Class
Proceeds from shares issued $ 2,445 $ 854 $ 847 $ 2,968
Distributions reinvested 345 295 163 593
Cost of shares redeemed (747) (1,471) (2,173) (2,254)
Total Member Class $ 2,043 $ (322) $ (1,163) $ 1,307
Change in net assets resulting from capital transactions $ 8,544 $ (4,320) $ (727) $ 31,686
Share Transactions:
Class A
Issued 40 24 121 136
Reinvested 69 59 41 166
Redeemed (111) (148) (297) (234)
Total Class A (2) (65) (135) 68
Class C
Issued 9 6 — — (a)
Reinvested 3 3 — (a) 1
Redeemed (8) (19) — (a) — (a)
Total Class C 4 (10) — (a) 1
Class R6
Issued — — 1,374 1,594
Reinvested — — 411 1,339
Redeemed — — (1,592) (2,021)
Total Class R6 — — 193 912
Class Y
Issued 196 130 490 674
Reinvested 42 38 117 449
Redeemed (122) (205) (646) (792)
Total Class Y 116 (37) (39) 331
Member Class
Issued 48 21 34 123
Reinvested 8 7 7 25
Redeemed (17) (36) (87) (94)
Total Member Class 39 (8) (46) 54
Change in Shares 157 (120) (27) 1,366
(a) Rounds to less than 1 thousand shares.

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory Integrity Small-Cap Value
Fund
Victory Integrity Small/Mid-Cap
Value Fund
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 12,068 $ 15,791 $ 3,717 $ 4,275
Net realized gains (losses) 143,121 14,215 35,338 11,999
Net change in unrealized appreciation/depreciation 203,423 (57,951) 56,203 (5,959)
Change in net assets resulting from operations 358,612 (27,945) 95,258 10,315
Distributions to Shareholders:
Class A (410) (11,452) (440) (884)
Class C (3) (531) — —
Class R (24) (1,039) — —
Class R6 (5,563) (100,276) (11,481) (27,089)
Class Y (4,200) (76,286) (1,394) (3,394)
Member Class — — (317) (650)
Change in net assets resulting from distributions to shareholders (10,200) (189,584) (13,632) (32,017)
Change in net assets resulting from capital transactions (210,741) 19,780 (22,319) 28,139
Change in net assets 137,671 (197,749) 59,307 6,437
Net Assets:
Beginning of period 1,010,876 1,208,625 312,357 305,920
End of period $ 1,148,547 $ 1,010,876 $ 371,664 $ 312,357

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Integrity Small-Cap Value
Fund
Victory Integrity Small/Mid-Cap
Value Fund
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Capital Transactions:
Class A
Proceeds from shares issued $ 5,745 $ 12,447 $ 3,135 $ 1,261
Distributions reinvested 376 10,584 440 884
Cost of shares redeemed (15,320) (18,659) (1,446) (1,249)
Total Class A $ (9,199) $ 4,372 $ 2,129 $ 896
Class C
Proceeds from shares issued $ 357 $ 525 $ — $ —
Distributions reinvested 3 530 — —
Cost of shares redeemed (1,034) (1,239) — —
Total Class C $ (674) $ (184) $ — $ —
Class R
Proceeds from shares issued $ 694 $ 1,506 $ — $ —
Distributions reinvested 23 1,026 — —
Cost of shares redeemed (1,767) (1,354) — —
Total Class R $ (1,050) $ 1,178 $ — $ —
Class R6
Proceeds from shares issued $ 59,895 $ 77,084 $ 60,094 $ 67,437
Distributions reinvested 5,454 98,129 10,622 25,087
Cost of shares redeemed (223,568) (196,573) (94,420) (66,188)
Total Class R6 $ (158,219) $ (21,360) $ (23,704) $ 26,336
Class Y
Proceeds from shares issued $ 70,263 $ 98,561 $ 3,706 $ 5,739
Distributions reinvested 3,798 71,285 1,293 3,141
Cost of shares redeemed (115,660) (134,072) (5,877) (9,654)
Total Class Y $ (41,599) $ 35,774 $ (878) $ (774)
Member Class
Proceeds from shares issued $ — $ — $ 2,406 $ 2,828
Distributions reinvested — — 317 650
Cost of shares redeemed — — (2,589) (1,797)
Total Member Class $ — $ — $ 134 $ 1,681
Change in net assets resulting from capital transactions $ (210,741) $ 19,780 $ (22,319) $ 28,139

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Integrity Small-Cap Value
Fund
Victory Integrity Small/Mid-Cap
Value Fund
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Share Transactions:
Class A
Issued 180 381 135 62
Reinvested 12 338 19 40
Redeemed (488) (626) (63) (57)
Total Class A (296) 93 91 45
Class C
Issued 15 26 — —
Reinvested — (a) 24 — —
Redeemed (47) (58) — —
Total Class C (32) (8) — —
Class R
Issued 23 53 — —
Reinvested 1 35 — —
Redeemed (61) (49) — —
Total Class R (37) 39 — —
Class R6
Issued 1,714 2,352 2,534 3,091
Reinvested 163 2,901 460 1,100
Redeemed (6,487) (5,992) (3,985) (3,024)
Total Class R6 (4,610) (739) (991) 1,167
Class Y
Issued 2,016 3,006 160 259
Reinvested 115 2,131 56 138
Redeemed (3,451) (4,224) (255) (444)
Total Class Y (1,320) 913 (39) (47)
Member Class
Issued — — 101 127
Reinvested — — 14 29
Redeemed — — (112) (82)
Total Member Class — — 3 74
Change in Shares (6,295) 298 (936) 1,239
(a) Rounds to less than 1 thousand shares.

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory Multi-Cap Fund Victory S&P 500 Index Fund
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (1,714) $ (1,639) $ 1,842 $ 2,022
Net realized gains (losses) 53,846 71,613 25,179 44,426
Net change in unrealized appreciation/depreciation 91,083 4,025 28,129 (10,000)
Change in net assets resulting from operations 143,215 73,999 55,150 36,448
Distributions to Shareholders:
Class A (61,193) (35,580) (16,252) (29,779)
Class C (796) (459) — —
Class R — — (3,111) (5,296)
Class Y (4,737) (3,211) (1,904) (4,417)
Change in net assets resulting from distributions to shareholders (66,726) (39,250) (21,267) (39,492)
Change in net assets resulting from capital transactions 11,110 (8,109) (3,749) (15,679)
Change in net assets 87,599 26,640 30,134 (18,723)
Net Assets:
Beginning of period 496,726 470,086 266,140 284,863
End of period $ 584,325 $ 496,726 $ 296,274 $ 266,140

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Multi-Cap Fund Victory S&P 500 Index Fund
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Capital Transactions:
Class A
Proceeds from shares issued $ 9,315 $ 7,106 $ 9,035 $ 12,127
Distributions reinvested 53,392 31,085 13,975 25,665
Cost of shares redeemed (48,464) (47,805) (29,287) (25,560)
Total Class A $ 14,243 $ (9,614) $ (6,277) $ 12,232
Class C
Proceeds from shares issued $ 840 $ 608 $ — $ —
Distributions reinvested 793 457 — —
Cost of shares redeemed (1,522) (484) — —
Total Class C $ 111 $ 581 $ — $ —
Class R
Proceeds from shares issued $ — $ — $ 16,775 $ 11,658
Distributions reinvested — — 3,111 5,296
Cost of shares redeemed — — (12,210) (14,798)
Total Class R $ — $ — $ 7,676 $ 2,156
Class Y
Proceeds from shares issued $ 7,426 $ 4,371 $ 8,376 $ 4,723
Distributions reinvested 4,432 2,899 1,897 4,404
Cost of shares redeemed (15,102) (6,346) (15,421) (39,194)
Total Class Y $ (3,244) $ 924 $ (5,148) $ (30,067)
Change in net assets resulting from capital transactions $ 11,110 $ (8,109) $ (3,749) $ (15,679)
Share Transactions:
Class A
Issued 154 127 319 455
Reinvested 919 550 504 976
Redeemed (783) (858) (1,035) (959)
Total Class A 290 (181) (212) 472
Class C
Issued 23 17 — —
Reinvested 24 13 — —
Redeemed (40) (14) — —
Total Class C 7 16 — —
Class R
Issued — — 600 438
Reinvested — — 113 203
Redeemed — — (436) (574)
Total Class R — — 277 67
Class Y
Issued 103 67 298 166
Reinvested 65 45 67 165
Redeemed (201) (101) (525) (1,403)
Total Class Y (33) 11 (160) (1,072)
Change in Shares 264 (154) (95) (533)

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory Mid-Cap Core Growth
Fund
Victory Trivalent International
Fund — Core Equity
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (492) $ (97) $ 4,822 $ 5,157
Net realized gains (losses) 40,865 56,658 26,662 15,918
Net change in unrealized appreciation/depreciation 31,506 (18,984) 48,077 21,815
Change in net assets resulting from operations 71,879 37,577 79,561 42,890
Distributions to Shareholders:
Class A (25,975) (27,402) (434) (120)
Class C (194) (279) — —
Class I — — (461) (121)
Class R6 (7,937) (8,053) (23,718) (7,208)
Class Y (10,615) (12,927) (764) (249)
Change in net assets resulting from distributions to shareholders (44,721) (48,661) (25,377) (7,698)
Change in net assets resulting from capital transactions 6,549 (22,156) 43,186 (16,445)
Change in net assets 33,707 (33,240) 97,370 18,747
Net Assets:
Beginning of period 285,661 318,901 238,689 219,942
End of period $ 319,368 $ 285,661 $ 336,059 $ 238,689

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Mid-Cap Core Growth
Fund
Victory Trivalent International
Fund — Core Equity
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Capital Transactions:
Class A
Proceeds from shares issued $ 5,932 $ 7,041 $ 1,148 $ 278
Distributions reinvested 24,242 25,423 373 102
Cost of shares redeemed (29,193) (33,921) (1,059) (979)
Total Class A $ 981 $ (1,457) $ 462 $ (599)
Class C
Proceeds from shares issued $ 117 $ 48 $ — $ —
Distributions reinvested 194 279 — —
Cost of shares redeemed (263) (1,182) — —
Total Class C $ 48 $ (855) $ — $ —
Class I
Proceeds from shares issued $ — $ — $ 10,518 $ 8
Distributions reinvested — — 461 121
Cost of shares redeemed — — (304) (397)
Total Class I $ — $ — $ 10,675 $ (268)
Class R6
Proceeds from shares issued $ 15,030 $ 6,430 $ 23,095 $ 939
Distributions reinvested 7,935 8,049 23,718 7,208
Cost of shares redeemed (17,286) (14,389) (13,928) (23,920)
Total Class R6 $ 5,679 $ 90 $ 32,885 $ (15,773)
Class Y
Proceeds from shares issued $ 6,611 $ 5,008 $ 10,997 $ 145
Distributions reinvested 10,376 12,579 752 246
Cost of shares redeemed (17,146) (37,521) (12,585) (196)
Total Class Y $ (159) $ (19,934) $ (836) $ 195
Change in net assets resulting from capital transactions $ 6,549 $ (22,156) $ 43,186 $ (16,445)
Share Transactions:
Class A
Issued 718 797 110 32
Reinvested 3,250 2,953 38 13
Redeemed (3,425) (3,791) (100) (116)
Total Class A 543 (41) 48 (71)
Class C
Issued 15 4 — —
Reinvested 27 33 — —
Redeemed (32) (133) — —
Total Class C 10 (96) — —
Class I
Issued — — 938 1
Reinvested — — 47 15
Redeemed — — (29) (47)
Total Class I — — 956 (31)
Class R6
Issued 1,015 461 2,120 107
Reinvested 593 574 2,384 900
Redeemed (1,177) (1,005) (1,389) (2,743)
Total Class R6 431 30 3,115 (1,736)
Class Y
Issued 490 379 1,032 17
Reinvested 859 979 77 31
Redeemed (1,275) (2,840) (1,144) (22)
Total Class Y 74 (1,482) (35) 26
Change in Shares 1,058 (1,589) 4,084 (1,812)

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory Trivalent International
Small-Cap Fund
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 53,520 $ 76,337
Net realized gains (losses) 617,523 280,019
Net change in unrealized appreciation/depreciation 246,345 495,946
Change in net assets resulting from operations 917,388 852,302
Distributions to Shareholders:
Class A (3,441) (925)
Class C (37) (8)
Class I (197,359) (60,851)
Class R6 (10,948) (2,703)
Class Y (34,966) (10,488)
Change in net assets resulting from distributions to shareholders (246,751) (74,975)
Change in net assets resulting from capital transactions 201,842 (435,298)
Change in net assets 872,479 342,029
Net Assets:
Beginning of period 3,803,556 3,461,527
End of period $ 4,676,035 $ 3,803,556

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Trivalent International
Small-Cap Fund
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Capital Transactions:
Class A
Proceeds from shares issued $ 12,680 $ 16,735
Distributions reinvested 2,171 686
Cost of shares redeemed (38,285) (28,945)
Total Class A $ (23,434) $ (11,524)
Class C
Proceeds from shares issued $ 83 $ 13
Distributions reinvested 36 7
Cost of shares redeemed (426) (814)
Total Class C $ (307) $ (794)
Class I
Proceeds from shares issued $ 1,121,653 $ 657,030
Distributions reinvested 155,372 47,463
Cost of shares redeemed (801,166) (1,069,011)
Total Class I $ 475,859 $ (364,518)
Class R6
Proceeds from shares issued $ 71,233 $ 24,909
Distributions reinvested 9,652 2,332
Cost of shares redeemed (56,611) (32,749)
Total Class R6 $ 24,274 $ (5,508)
Class Y
Proceeds from shares issued $ 125,684 $ 80,674
Distributions reinvested 34,225 10,208
Cost of shares redeemed (434,459) (143,836)
Total Class Y $ (274,550) $ (52,954)
Change in net assets resulting from capital transactions $ 201,842 $ (435,298)
Share Transactions:
Class A
Issued 618 1,016
Reinvested 111 47
Redeemed (1,837) (1,857)
Total Class A (1,108) (794)
Class C
Issued 4 1
Reinvested 2 1
Redeemed (21) (55)
Total Class C (15) (53)
Class I
Issued 53,629 41,632
Reinvested 7,836 3,222
Redeemed (38,780) (66,795)
Total Class I 22,685 (21,941)
Class R6
Issued 3,463 1,541
Reinvested 484 157
Redeemed (2,694) (1,974)
Total Class R6 1,253 (276)
Class Y
Issued 6,119 5,156
Reinvested 1,736 696
Redeemed (20,539) (9,090)
Total Class Y (12,684) (3,238)
Change in Shares 10,131 (26,302)

Victory Portfolios
Financial Highlights
For a Share Outstanding Throughout Each Period
67
See notes to financial statements.
Victory Integrity Discovery Fund
Class A
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Net Asset Value, Beginning of Period $40.90 $39.81 $35.60 $36.72 $45.53
Investment Activities:
Net investment income (loss)(a) 0.28 0.03 0.03 0.14 (0.10)
Net realized and unrealized gains (losses) 20.69 4.90 4.73 2.15 (6.57)
Total from Investment Activities 20.97 4.93 4.76 2.29 (6.67)
Distributions to Shareholders from:
Net investment income (0.08) (0.02) (0.16) — —
Net realized gains (4.60) (3.82) (0.39) (3.41) (2.14)
Total Distributions (4.68) (3.84) (0.55) (3.41) (2.14)
Net Asset Value, End of Period $57.19 $40.90 $39.81 $35.60 $36.72
Total Return(b) 54.94% 11.99% 13.43% 6.11% (15.25)%
Ratios to Average Net Assets:
Net Expenses(c) 1.55% 1.59% 1.60% 1.59% 1.57%
Net Investment Income (Loss) 0.60% 0.08% 0.07% 0.37% (0.23)%
Gross Expenses(c) 1.55% 1.59% 1.60% 1.59% 1.57%
Supplemental Data:
Net Assets at end of period (000's) $43,145 $30,992 $32,732 $33,409 $35,308
Portfolio Turnover(d) 61% 33% 37% 35% 36%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
68
See notes to financial statements.
Victory Integrity Discovery Fund
Class C
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Net Asset Value, Beginning of Period $23.13 $24.12 $21.80 $23.91 $30.67
Investment Activities:
Net investment income (loss)(a) (0.06)(b) (0.19) (0.18) (0.12) (0.32)
Net realized and unrealized gains (losses) 11.01 3.02 2.89 1.42 (4.30)
Total from Investment Activities 10.95 2.83 2.71 1.30 (4.62)
Distributions to Shareholders from:
Net realized gains (4.60) (3.82) (0.39) (3.41) (2.14)
Total Distributions (4.60) (3.82) (0.39) (3.41) (2.14)
Net Asset Value, End of Period $29.48 $23.13 $24.12 $21.80 $23.91
Total Return(c) 53.56% 11.01% 12.50% 5.17% (15.98)%
Ratios to Average Net Assets:
Net Expenses(d) 2.45% 2.45% 2.45% 2.45% 2.45%
Net Investment Income (Loss) (0.24)% (0.79)% (0.80)% (0.51)% (1.11)%
Gross Expenses(d) 5.30% 5.42% 4.27% 3.41% 3.02%
Supplemental Data:
Net Assets at end of period (000's) $598 $374 $619 $831 $1,227
Portfolio Turnover(e) 61% 33% 37% 35% 36%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the class level expenses recognized.
(c)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Discovery Fund
Class Y
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Net Asset Value, Beginning of Period $46.98 $45.22 $40.34 $41.12 $50.63
Investment Activities:
Net investment income (loss)(a) 0.43 0.12 0.10 0.24 (0.03)
Net realized and unrealized gains (losses) 23.99 5.55 5.38 2.39 (7.34)
Total from Investment Activities 24.42 5.67 5.48 2.63 (7.37)
Distributions to Shareholders from:
Net investment income (0.13) (0.09) (0.21) — —
Net realized gains (4.60) (3.82) (0.39) (3.41) (2.14)
Total Distributions (4.73) (3.91) (0.60) (3.41) (2.14)
Net Asset Value, End of Period $66.67 $46.98 $45.22 $40.34 $41.12
Total Return(b) 55.19% 12.17% 13.67% 6.29% (15.09)%
Ratios to Average Net Assets:
Net Expenses(c) 1.39% 1.41% 1.44% 1.40% 1.38%
Net Investment Income (Loss) 0.80% 0.26% 0.24% 0.57% (0.05)%
Gross Expenses(c) 1.39% 1.41% 1.45% 1.40% 1.38%
Supplemental Data:
Net Assets at end of period (000's) $41,242 $23,616 $24,439 $21,471 $24,479
Portfolio Turnover(d) 61% 33% 37% 35% 36%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
70
See notes to financial statements.
Victory Integrity Discovery Fund
Member Class
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Net Asset Value, Beginning of Period $41.01 $39.93 $35.70 $36.80 $45.58
Investment Activities:
Net investment income (loss)(a) 0.36 0.07 0.07 0.17 (0.04)
Net realized and unrealized gains (losses) 20.72 4.88 4.76 2.14 (6.60)
Total from Investment Activities 21.08 4.95 4.83 2.31 (6.64)
Distributions to Shareholders from:
Net investment income (0.12) (0.05) (0.21) — —
Net realized gains (4.60) (3.82) (0.39) (3.41) (2.14)
Total Distributions (4.72) (3.87) (0.60) (3.41) (2.14)
Net Asset Value, End of Period $57.37 $41.01 $39.93 $35.70 $36.80
Total Return(b) 55.09% 12.00% 13.58% 6.15% (15.17)%
Ratios to Average Net Assets:
Net Expenses(c) 1.50% 1.50% 1.50% 1.50% 1.50%
Net Investment Income (Loss) 0.76% 0.17% 0.17% 0.46% (0.10)%
Gross Expenses(c) 1.75% 1.93% 1.88% 1.82% 1.99%
Supplemental Data:
Net Assets at end of period (000's) $6,680 $3,140 $3,397 $3,377 $3,232
Portfolio Turnover(d) 61% 33% 37% 35% 36%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Mid-Cap Value Fund
Class A
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Net Asset Value, Beginning of Period $22.77 $24.66 $22.73 $21.11 $23.72
Investment Activities:
Net investment income (loss)(a) 0.18 0.25 0.19 0.19 0.21
Net realized and unrealized gains (losses) 5.31 1.71 2.41 2.67 (1.66)
Total from Investment Activities 5.49 1.96 2.60 2.86 (1.45)
Distributions to Shareholders from:
Net investment income (0.15) (0.30) (0.09) (0.28) —
Net realized gains (0.82) (3.55) (0.58) (0.96) (1.16)
Total Distributions (0.97) (3.85) (0.67) (1.24) (1.16)
Net Asset Value, End of Period $27.29 $22.77 $24.66 $22.73 $21.11
Total Return(b) 24.76% 7.78% 11.72% 13.83% (6.56)%
Ratios to Average Net Assets:
Net Expenses(c) 1.00% 1.00% 1.00% 1.00% 1.00%
Net Investment Income (Loss) 0.74% 1.03% 0.81% 0.86% 0.90%
Gross Expenses(c) 1.32% 1.33% 1.37% 1.35% 1.42%
Supplemental Data:
Net Assets at end of period (000's) $26,793 $25,436 $25,867 $25,184 $19,898
Portfolio Turnover(d) 42% 49% 75% 57% 70%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
72
See notes to financial statements.
Victory Integrity Mid-Cap Value Fund
Class C
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Net Asset Value, Beginning of Period $22.49 $24.46 $22.63 $21.03 $23.81
Investment Activities:
Net investment income (loss)(a) (—)(b)(c) 0.07 0.01 0.02 0.03
Net realized and unrealized gains (losses) 5.25 1.69 2.40 2.66 (1.65)
Total from Investment Activities 5.25 1.76 2.41 2.68 (1.62)
Distributions to Shareholders from:
Net investment income — (0.18) — (0.12) —
Net realized gains (0.83) (3.55) (0.58) (0.96) (1.16)
Total Distributions (0.83) (3.73) (0.58) (1.08) (1.16)
Net Asset Value, End of Period $26.91 $22.49 $24.46 $22.63 $21.03
Total Return(d) 23.85% 6.94% 10.90% 12.98% (7.26)%
Ratios to Average Net Assets:
Net Expenses(e) 1.75% 1.75% 1.75% 1.75% 1.75%
Net Investment Income (Loss) (0.01)% 0.32% 0.06% 0.11% 0.14%
Gross Expenses(e) 13.00% 15.55% 15.97% 13.08% 2.82%
Supplemental Data:
Net Assets at end of period (000's) $131 $123 $98 $99 $83
Portfolio Turnover(f) 42% 49% 75% 57% 70%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the class level expenses recognized.
(c) Amount is less than $0.005 per share.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Mid-Cap Value Fund
Class R6
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Net Asset Value, Beginning of Period $23.20 $25.06 $23.07 $21.40 $23.99
Investment Activities:
Net investment income (loss)(a) 0.29 0.35 0.28 0.28 0.31
Net realized and unrealized gains (losses) 5.41 1.73 2.47 2.71 (1.69)
Total from Investment Activities 5.70 2.08 2.75 2.99 (1.38)
Distributions to Shareholders from:
Net investment income (0.24) (0.39) (0.18) (0.36) (0.05)
Net realized gains (0.82) (3.55) (0.58) (0.96) (1.16)
Total Distributions (1.06) (3.94) (0.76) (1.32) (1.21)
Net Asset Value, End of Period $27.84 $23.20 $25.06 $23.07 $21.40
Total Return(b) 25.27% 8.18% 12.20% 14.29% (6.21)%
Ratios to Average Net Assets:
Net Expenses(c) 0.60% 0.60% 0.60% 0.60% 0.60%
Net Investment Income (Loss) 1.14% 1.44% 1.20% 1.26% 1.28%
Gross Expenses(c) 0.85% 0.86% 0.87% 0.87% 0.87%
Supplemental Data:
Net Assets at end of period (000's) $267,112 $218,063 $212,708 $232,401 $207,959
Portfolio Turnover(d) 42% 49% 75% 57% 70%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
74
See notes to financial statements.
Victory Integrity Mid-Cap Value Fund
Class Y
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Net Asset Value, Beginning of Period $23.14 $25.00 $23.03 $21.36 $23.95
Investment Activities:
Net investment income (loss)(a) 0.25 0.31 0.25 0.25 0.28
Net realized and unrealized gains (losses) 5.40 1.74 2.44 2.70 (1.70)
Total from Investment Activities 5.65 2.05 2.69 2.95 (1.42)
Distributions to Shareholders from:
Net investment income (0.21) (0.36) (0.14) (0.32) (0.01)
Net realized gains (0.82) (3.55) (0.58) (0.96) (1.16)
Total Distributions (1.03) (3.91) (0.72) (1.28) (1.17)
Net Asset Value, End of Period $27.76 $23.14 $25.00 $23.03 $21.36
Total Return(b) 25.09% 8.03% 11.98% 14.14% (6.35)%
Ratios to Average Net Assets:
Net Expenses(c) 0.75% 0.75% 0.75% 0.75% 0.75%
Net Investment Income (Loss) 0.99% 1.29% 1.06% 1.12% 1.18%
Gross Expenses(c) 1.00% 1.00% 1.01% 1.04% 1.03%
Supplemental Data:
Net Assets at end of period (000's) $77,416 $65,424 $62,417 $59,183 $45,535
Portfolio Turnover(d) 42% 49% 75% 57% 70%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Mid-Cap Value Fund
Member Class
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Net Asset Value, Beginning of Period $23.28 $25.14 $23.15 $21.47 $24.08
Investment Activities:
Net investment income (loss)(a) 0.23 0.30 0.22 0.23 0.27
Net realized and unrealized gains (losses) 5.44 1.73 2.47 2.72 (1.72)
Total from Investment Activities 5.67 2.03 2.69 2.95 (1.45)
Distributions to Shareholders from:
Net investment income (0.19) (0.34) (0.12) (0.31) —
Net realized gains (0.82) (3.55) (0.58) (0.96) (1.16)
Total Distributions (1.01) (3.89) (0.70) (1.27) (1.16)
Net Asset Value, End of Period $27.94 $23.28 $25.14 $23.15 $21.47
Total Return(b) 24.99% 7.89% 11.91% 14.02% (6.46)%
Ratios to Average Net Assets:
Net Expenses(c) 0.85% 0.85% 0.85% 0.85% 0.85%
Net Investment Income (Loss) 0.91% 1.23% 0.95% 1.04% 1.11%
Gross Expenses(c) 1.39% 1.43% 1.42% 1.53% 1.97%
Supplemental Data:
Net Assets at end of period (000's) $4,627 $4,933 $3,962 $3,719 $2,385
Portfolio Turnover(d) 42% 49% 75% 57% 70%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
76
See notes to financial statements.
Victory Integrity Small-Cap Value Fund
Class A
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Net Asset Value, Beginning of Period $27.15 $33.07 $33.19 $32.51 $43.97
Investment Activities:
Net investment income (loss)(a) 0.24 0.30 0.29 0.24 0.03
Net realized and unrealized gains (losses) 10.47 (0.72) 3.04 4.82 (4.51)
Total from Investment Activities 10.71 (0.42) 3.33 5.06 (4.48)
Distributions to Shareholders from:
Net investment income (0.20) (0.48) (0.31) (0.05) (0.04)
Net realized gains (0.01) (5.02) (3.14) (4.33) (6.94)
Total Distributions (0.21) (5.50) (3.45) (4.38) (6.98)
Net Asset Value, End of Period $37.65 $27.15 $33.07 $33.19 $32.51
Total Return(b) 39.62% (3.31)% 10.42% 16.23% (12.11)%
Ratios to Average Net Assets:
Net Expenses(c) 1.41% 1.43% 1.44% 1.43% 1.50%
Net Investment Income (Loss) 0.76% 0.96% 0.88% 0.71% 0.08%
Gross Expenses(c) 1.41% 1.43% 1.44% 1.43% 1.50%
Supplemental Data:
Net Assets at end of period (000's) $69,119 $57,886 $67,444 $71,905 $69,687
Portfolio Turnover(d) 45% 44% 62%(e) 61% 58%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(e) Excludes impact of in-kind transactions.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Small-Cap Value Fund
Class C
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Net Asset Value, Beginning of Period $19.33 $25.01 $25.89 $26.39 $37.22
Investment Activities:
Net investment income (loss)(a) (0.04)(b) 0.02 (0.02) (0.05) (0.22)
Net realized and unrealized gains (losses) 7.44 (0.40) 2.36 3.88 (3.67)
Total from Investment Activities 7.40 (0.38) 2.34 3.83 (3.89)
Distributions to Shareholders from:
Net investment income (0.03) (0.28) (0.08) — —
Net realized gains (0.01) (5.02) (3.14) (4.33) (6.94)
Total Distributions (0.04) (5.30) (3.22) (4.33) (6.94)
Net Asset Value, End of Period $26.69 $19.33 $25.01 $25.89 $26.39
Total Return(c) 38.31% (4.24)% 9.41% 15.23% (12.77)%
Ratios to Average Net Assets:
Net Expenses(d) 2.35% 2.35% 2.35% 2.29% 2.25%
Net Investment Income (Loss) (0.20)% 0.07% (0.08)% (0.17)% (0.67)%
Gross Expenses(d) 2.76% 2.67% 2.38% 2.29% 2.25%
Supplemental Data:
Net Assets at end of period (000's) $2,038 $2,082 $2,889 $4,746 $5,667
Portfolio Turnover(e) 45% 44% 62%(f) 61% 58%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the class level expenses recognized.
(c)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(f) Excludes impact of in-kind transactions.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
78
See notes to financial statements.
Victory Integrity Small-Cap Value Fund
Class R
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Net Asset Value, Beginning of Period $25.19 $31.09 $31.43 $31.04 $42.35
Investment Activities:
Net investment income (loss)(a) 0.12 0.18 0.19 0.12 (0.07)
Net realized and unrealized gains (losses) 9.72 (0.64) 2.86 4.60 (4.30)
Total from Investment Activities 9.84 (0.46) 3.05 4.72 (4.37)
Distributions to Shareholders from:
Net investment income (0.12) (0.42) (0.25) — —
Net realized gains (0.01) (5.02) (3.14) (4.33) (6.94)
Total Distributions (0.13) (5.44) (3.39) (4.33) (6.94)
Net Asset Value, End of Period $34.90 $25.19 $31.09 $31.43 $31.04
Total Return(b) 39.16% (3.63)% 10.06% 15.86% (12.32)%
Ratios to Average Net Assets:
Net Expenses(c) 1.75% 1.75% 1.75% 1.75% 1.75%
Net Investment Income (Loss) 0.42% 0.63% 0.60% 0.39% (0.18)%
Gross Expenses(c) 1.93% 1.97% 1.98% 1.99% 1.99%
Supplemental Data:
Net Assets at end of period (000's) $6,470 $5,604 $5,689 $4,538 $4,605
Portfolio Turnover(d) 45% 44% 62%(e) 61% 58%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(e) Excludes impact of in-kind transactions.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Small-Cap Value Fund
Class R6
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Net Asset Value, Beginning of Period $29.36 $35.34 $35.21 $34.24 $45.91
Investment Activities:
Net investment income (loss)(a) 0.42 0.48 0.47 0.42 0.26
Net realized and unrealized gains (losses) 11.33 (0.82) 3.26 5.09 (4.75)
Total from Investment Activities 11.75 (0.34) 3.73 5.51 (4.49)
Distributions to Shareholders from:
Net investment income (0.35) (0.62) (0.46) (0.21) (0.24)
Net realized gains (0.01) (5.02) (3.14) (4.33) (6.94)
Total Distributions (0.36) (5.64) (3.60) (4.54) (7.18)
Net Asset Value, End of Period $40.75 $29.36 $35.34 $35.21 $34.24
Total Return(b) 40.27% (2.86)% 10.94% 16.78% (11.63)%
Ratios to Average Net Assets:
Net Expenses(c) 0.94% 0.96% 0.96% 0.96% 0.95%
Net Investment Income (Loss) 1.22% 1.45% 1.34% 1.19% 0.61%
Gross Expenses(c) 0.94% 0.96% 0.96% 0.96% 0.95%
Supplemental Data:
Net Assets at end of period (000's) $553,234 $533,941 $668,753 $771,075 $716,271
Portfolio Turnover(d) 45% 44% 62%(e) 61% 58%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(e) Excludes impact of in-kind transactions.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
80
See notes to financial statements.
Victory Integrity Small-Cap Value Fund
Class Y
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Net Asset Value, Beginning of Period $29.03 $34.99 $34.90 $33.98 $45.62
Investment Activities:
Net investment income (loss)(a) 0.38 0.44 0.42 0.38 0.21
Net realized and unrealized gains (losses) 11.20 (0.80) 3.23 5.05 (4.71)
Total from Investment Activities 11.58 (0.36) 3.65 5.43 (4.50)
Distributions to Shareholders from:
Net investment income (0.31) (0.58) (0.42) (0.18) (0.20)
Net realized gains (0.01) (5.02) (3.14) (4.33) (6.94)
Total Distributions (0.32) (5.60) (3.56) (4.51) (7.14)
Net Asset Value, End of Period $40.29 $29.03 $34.99 $34.90 $33.98
Total Return(b) 40.14% (2.96)% 10.84% 16.65% (11.72)%
Ratios to Average Net Assets:
Net Expenses(c) 1.05% 1.06% 1.07% 1.06% 1.07%
Net Investment Income (Loss) 1.12% 1.33% 1.21% 1.10% 0.51%
Gross Expenses(c) 1.05% 1.06% 1.07% 1.06% 1.07%
Supplemental Data:
Net Assets at end of period (000's) $517,686 $411,363 $463,850 $724,723 $606,277
Portfolio Turnover(d) 45% 44% 62%(e) 61% 58%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(e) Excludes impact of in-kind transactions.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Small/Mid-Cap Value Fund
Class A
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Net Asset Value, Beginning of Period $20.68 $22.15 $20.65 $19.70 $22.98
Investment Activities:
Net investment income (loss)(a) 0.20 0.23 0.19 0.18 0.15
Net realized and unrealized gains (losses) 6.29 0.58 1.77 2.68 (1.99)
Total from Investment Activities 6.49 0.81 1.96 2.86 (1.84)
Distributions to Shareholders from:
Net investment income (0.18) (0.19) (0.19) (0.16) (0.05)
Net realized gains (0.75) (2.09) (0.27) (1.75) (1.39)
Total Distributions (0.93) (2.28) (0.46) (1.91) (1.44)
Net Asset Value, End of Period $26.24 $20.68 $22.15 $20.65 $19.70
Total Return(b) 32.15% 2.95% 9.62% 15.08% (8.64)%
Ratios to Average Net Assets:
Net Expenses(c) 1.13% 1.13% 1.13% 1.13% 1.13%
Net Investment Income (Loss) 0.85% 1.05% 0.90% 0.90% 0.67%
Gross Expenses(c) 1.42% 1.47% 1.51% 1.51% 1.50%
Supplemental Data:
Net Assets at end of period (000's) $13,964 $9,115 $8,764 $8,049 $7,149
Portfolio Turnover(d) 50% 47% 75% 55% 63%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
82
See notes to financial statements.
Victory Integrity Small/Mid-Cap Value Fund
Class R6
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Net Asset Value, Beginning of Period $21.11 $22.55 $21.01 $20.00 $23.30
Investment Activities:
Net investment income (loss)(a) 0.27 0.30 0.26 0.25 0.22
Net realized and unrealized gains (losses) 6.42 0.60 1.79 2.73 (2.02)
Total from Investment Activities 6.69 0.90 2.05 2.98 (1.80)
Distributions to Shareholders from:
Net investment income (0.24) (0.25) (0.24) (0.22) (0.11)
Net realized gains (0.75) (2.09) (0.27) (1.75) (1.39)
Total Distributions (0.99) (2.34) (0.51) (1.97) (1.50)
Net Asset Value, End of Period $26.81 $21.11 $22.55 $21.01 $20.00
Total Return(b) 32.48% 3.26% 9.98% 15.47% (8.38)%
Ratios to Average Net Assets:
Net Expenses(c) 0.83% 0.83% 0.83% 0.83% 0.83%
Net Investment Income (Loss) 1.13% 1.36% 1.21% 1.21% 0.97%
Gross Expenses(c) 0.90% 0.90% 0.94% 0.93% 0.93%
Supplemental Data:
Net Assets at end of period (000's) $310,031 $264,947 $256,829 $191,098 $151,752
Portfolio Turnover(d) 50% 47% 75% 55% 63%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Small/Mid-Cap Value Fund
Class Y
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Net Asset Value, Beginning of Period $21.00 $22.46 $20.93 $19.93 $23.23
Investment Activities:
Net investment income (loss)(a) 0.26 0.28 0.24 0.23 0.21
Net realized and unrealized gains (losses) 6.40 0.59 1.80 2.73 (2.02)
Total from Investment Activities 6.66 0.87 2.04 2.96 (1.81)
Distributions to Shareholders from:
Net investment income (0.23) (0.24) (0.24) (0.21) (0.10)
Net realized gains (0.75) (2.09) (0.27) (1.75) (1.39)
Total Distributions (0.98) (2.33) (0.51) (1.96) (1.49)
Net Asset Value, End of Period $26.68 $21.00 $22.46 $20.93 $19.93
Total Return(b) 32.49% 3.18% 9.88% 15.42% (8.45)%
Ratios to Average Net Assets:
Net Expenses(c) 0.88% 0.88% 0.88% 0.88% 0.88%
Net Investment Income (Loss) 1.09% 1.29% 1.14% 1.14% 0.91%
Gross Expenses(c) 1.01% 1.02% 0.99% 0.98% 0.97%
Supplemental Data:
Net Assets at end of period (000's) $38,646 $31,254 $34,469 $47,787 $46,579
Portfolio Turnover(d) 50% 47% 75% 55% 63%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
84
See notes to financial statements.
Victory Integrity Small/Mid-Cap Value Fund
Member Class
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Net Asset Value, Beginning of Period $20.93 $22.39 $20.86 $19.87 $23.18
Investment Activities:
Net investment income (loss)(a) 0.24 0.27 0.23 0.22 0.21
Net realized and unrealized gains (losses) 6.37 0.59 1.79 2.72 (2.04)
Total from Investment Activities 6.61 0.86 2.02 2.94 (1.83)
Distributions to Shareholders from:
Net investment income (0.21) (0.23) (0.22) (0.20) (0.09)
Net realized gains (0.75) (2.09) (0.27) (1.75) (1.39)
Total Distributions (0.96) (2.32) (0.49) (1.95) (1.48)
Net Asset Value, End of Period $26.58 $20.93 $22.39 $20.86 $19.87
Total Return(b) 32.38% 3.13% 9.84% 15.28% (8.50)%
Ratios to Average Net Assets:
Net Expenses(c) 0.95% 0.95% 0.95% 0.95% 0.95%
Net Investment Income (Loss) 1.02% 1.26% 1.07% 1.08% 0.90%
Gross Expenses(c) 1.30% 1.38% 1.38% 1.40% 1.59%
Supplemental Data:
Net Assets at end of period (000's) $9,023 $7,041 $5,858 $6,040 $5,054
Portfolio Turnover(d) 50% 47% 75% 55% 63%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Multi-Cap Fund
Class A
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Net Asset Value, Beginning of Period $58.89 $54.75 $46.61 $43.96 $53.57
Investment Activities:
Net investment income (loss)(a) (0.21) (0.20) (0.14) 0.01 —(b)
Net realized and unrealized gains (losses) 16.88 9.11 10.48 8.74 (3.48)
Total from Investment Activities 16.67 8.91 10.34 8.75 (3.48)
Distributions to Shareholders from:
Net investment income (0.10) — (0.01) —(b) —
Net realized gains (8.29) (4.77) (2.19) (6.10) (6.13)
Total Distributions (8.39) (4.77) (2.20) (6.10) (6.13)
Net Asset Value, End of Period $67.17 $58.89 $54.75 $46.61 $43.96
Total Return(c) 30.55% 16.61% 23.03% 21.82% (8.71)%
Ratios to Average Net Assets:
Net Expenses(d) 1.21% 1.24% 1.26% 1.29% 1.28%
Net Investment Income (Loss) (0.34)% (0.36)% (0.28)% 0.01% —%(e)
Gross Expenses(d) 1.21% 1.24% 1.26% 1.29% 1.28%
Supplemental Data:
Net Assets at end of period (000's) $529,203 $446,858 $425,370 $373,676 $332,533
Portfolio Turnover(f) 69% 88% 75% 83% 64%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Does not include acquired fund fees and expenses, if any.
(e) Amount is less than 0.005%.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
86
See notes to financial statements.
Victory Multi-Cap Fund
Class C
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Net Asset Value, Beginning of Period $36.73 $36.07 $31.69 $31.96 $40.76
Investment Activities:
Net investment income (loss)(a) (0.47) (0.46) (0.39) (0.27) (0.35)
Net realized and unrealized gains (losses) 9.99 5.89 6.96 6.10 (2.32)
Total from Investment Activities 9.52 5.43 6.57 5.83 (2.67)
Distributions to Shareholders from:
Net investment income — — — —(b) —
Net realized gains (8.29) (4.77) (2.19) (6.10) (6.13)
Total Distributions (8.29) (4.77) (2.19) (6.10) (6.13)
Net Asset Value, End of Period $37.96 $36.73 $36.07 $31.69 $31.96
Total Return(c) 29.34% 15.53% 21.92% 20.78% (9.53)%
Ratios to Average Net Assets:
Net Expenses(d) 2.16% 2.16% 2.16% 2.16% 2.16%
Net Investment Income (Loss) (1.29)% (1.28)% (1.19)% (0.85)% (0.88)%
Gross Expenses(d) 2.32% 2.43% 2.76% 2.38% 2.37%
Supplemental Data:
Net Assets at end of period (000's) $4,275 $3,909 $3,244 $2,625 $3,287
Portfolio Turnover(e) 69% 88% 75% 83% 64%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Multi-Cap Fund
Class Y
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Net Asset Value, Beginning of Period $67.97 $62.37 $52.76 $48.98 $58.88
Investment Activities:
Net investment income (loss)(a) (0.05) (0.04) 0.01 0.17 0.19
Net realized and unrealized gains (losses) 19.70 10.41 11.92 9.83 (3.96)
Total from Investment Activities 19.65 10.37 11.93 10.00 (3.77)
Distributions to Shareholders from:
Net investment income (0.22) — (0.13) (0.12) —
Net realized gains (8.29) (4.77) (2.19) (6.10) (6.13)
Total Distributions (8.51) (4.77) (2.32) (6.22) (6.13)
Net Asset Value, End of Period $79.11 $67.97 $62.37 $52.76 $48.98
Total Return(b) 30.91% 16.94% 23.42% 22.20% (8.41)%
Ratios to Average Net Assets:
Net Expenses(c) 0.94% 0.95% 0.97% 0.96% 0.96%
Net Investment Income (Loss) (0.07)% (0.07)% 0.02% 0.34% 0.32%
Gross Expenses(c) 0.94% 0.95% 0.97% 0.96% 0.96%
Supplemental Data:
Net Assets at end of period (000's) $50,847 $45,959 $41,472 $36,911 $35,063
Portfolio Turnover(d) 69% 88% 75% 83% 64%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
88
See notes to financial statements.
Victory S&P 500 Index Fund
Class A
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Net Asset Value, Beginning of Period $26.94 $27.33 $23.37 $21.24 $25.84
Investment Activities:
Net investment income (loss)(a) 0.20 0.22 0.24 0.25 0.23
Net realized and unrealized gains (losses) 5.41 3.69 5.12 3.56 (2.72)
Total from Investment Activities 5.61 3.91 5.36 3.81 (2.49)
Distributions to Shareholders from:
Net investment income (0.20) (0.21) (0.25) (0.25) (0.21)
Net realized gains (2.05) (4.09) (1.15) (1.43) (1.90)
Total Distributions (2.25) (4.30) (1.40) (1.68) (2.11)
Net Asset Value, End of Period $30.30 $26.94 $27.33 $23.37 $21.24
Total Return(b) 21.69% 14.80% 23.87% 18.88% (11.11)%
Ratios to Average Net Assets:
Net Expenses(c) 0.51% 0.53% 0.53% 0.54% 0.53%
Net Investment Income (Loss) 0.69% 0.81% 1.00% 1.14% 0.89%
Gross Expenses(c) 0.51% 0.53% 0.53% 0.54% 0.53%
Supplemental Data:
Net Assets at end of period (000's) $223,315 $204,305 $194,342 $167,870 $156,112
Portfolio Turnover(d) 5% 4% 4% 2% 5%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory S&P 500 Index Fund
Class R
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Net Asset Value, Beginning of Period $26.75 $27.17 $23.25 $21.15 $25.74
Investment Activities:
Net investment income (loss)(a) 0.10 0.12 0.16 0.17 0.13
Net realized and unrealized gains (losses) 5.37 3.68 5.08 3.54 (2.70)
Total from Investment Activities 5.47 3.80 5.24 3.71 (2.57)
Distributions to Shareholders from:
Net investment income (0.12) (0.13) (0.17) (0.18) (0.12)
Net realized gains (2.05) (4.09) (1.15) (1.43) (1.90)
Total Distributions (2.17) (4.22) (1.32) (1.61) (2.02)
Net Asset Value, End of Period $30.05 $26.75 $27.17 $23.25 $21.15
Total Return(b) 21.27% 14.39% 23.48% 18.39% (11.43)%
Ratios to Average Net Assets:
Net Expenses(c) 0.83% 0.87% 0.87% 0.92% 0.92%
Net Investment Income (Loss) 0.36% 0.47% 0.66% 0.77% 0.50%
Gross Expenses(c) 0.83% 0.87% 0.87% 0.92% 0.92%
Supplemental Data:
Net Assets at end of period (000's) $46,376 $33,861 $32,594 $21,717 $17,735
Portfolio Turnover(d) 5% 4% 4% 2% 5%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
90
See notes to financial statements.
Victory S&P 500 Index Fund
Class Y
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Net Asset Value, Beginning of Period $27.29 $27.63 $23.61 $21.44 $26.07
Investment Activities:
Net investment income (loss)(a) 0.24 0.25 0.26 0.27 0.25
Net realized and unrealized gains (losses) 5.49 3.72 5.18 3.60 (2.75)
Total from Investment Activities 5.73 3.97 5.44 3.87 (2.50)
Distributions to Shareholders from:
Net investment income (0.24) (0.22) (0.27) (0.27) (0.23)
Net realized gains (2.05) (4.09) (1.15) (1.43) (1.90)
Total Distributions (2.29) (4.31) (1.42) (1.70) (2.13)
Net Asset Value, End of Period $30.73 $27.29 $27.63 $23.61 $21.44
Total Return(b) 21.85% 14.89% 23.97% 18.98% (11.06)%
Ratios to Average Net Assets:
Net Expenses(c) 0.37% 0.43% 0.46% 0.46% 0.44%
Net Investment Income (Loss) 0.82% 0.91% 1.06% 1.22% 0.98%
Gross Expenses(c) 0.37% 0.43% 0.46% 0.46% 0.44%
Supplemental Data:
Net Assets at end of period (000's) $26,583 $27,974 $57,927 $49,645 $49,382
Portfolio Turnover(d) 5% 4% 4% 2% 5%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Mid-Cap Core Growth Fund
Class A
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Net Asset Value, Beginning of Period $8.85 $9.57 $9.14 $9.53 $15.41
Investment Activities:
Net investment income (loss)(a) (0.03) (0.02) (0.04) (0.03) (0.05)
Net realized and unrealized gains (losses) 2.08 1.24 1.05 1.07 (1.67)
Total from Investment Activities 2.05 1.22 1.01 1.04 (1.72)
Distributions to Shareholders from:
Net investment income — — — — —(b)
Net realized gains (1.84) (1.94) (0.58) (1.43) (4.16)
Total Distributions (1.84) (1.94) (0.58) (1.43) (4.16)
Net Asset Value, End of Period $9.06 $8.85 $9.57 $9.14 $9.53
Total Return(c) 27.63% 13.31% 11.53% 11.33% (16.84)%
Ratios to Average Net Assets:
Net Expenses(d) 1.26% 1.28% 1.27% 1.28% 1.26%
Net Investment Income (Loss) (0.34)% (0.20)% (0.41)% (0.27)% (0.35)%
Gross Expenses(d) 1.26% 1.28% 1.27% 1.28% 1.26%
Supplemental Data:
Net Assets at end of period (000's) $143,822 $135,654 $147,194 $147,859 $157,570
Portfolio Turnover(e) 100% 89% 53% 60% 80%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
92
See notes to financial statements.
Victory Mid-Cap Core Growth Fund
Class C
Year
Ended
June 30, 2026
Year
Ended
June 30,
2025(a)
Year
Ended
June 30,
2024(a)
Year
Ended
June 30,
2023(a)
Year
Ended
June 30,
2022(a)
Net Asset Value, Beginning of Period $8.57 $9.41 $9.06 $9.54 $47.25
Investment Activities:
Net investment income (loss)(b) (0.10) (0.10) (0.12) (0.10) (0.27)
Net realized and unrealized gains (losses) 1.99 1.20 1.05 1.05 —(c)
Total from Investment Activities 1.89 1.10 0.93 0.95 (0.27)
Distributions to Shareholders from:
Net investment income — — — — —(c)
Net realized gains (1.84) (1.94) (0.58) (1.43) (37.44)
Total Distributions (1.84) (1.94) (0.58) (1.43) (37.44)
Net Asset Value, End of Period $8.62 $8.57 $9.41 $9.06 $9.54
Total Return(d) 26.55% 12.15% 10.71% 10.29% (17.53)%
Ratios to Average Net Assets:
Net Expenses(e) 2.12% 2.12% 2.12% 2.12% 2.12%
Net Investment Income (Loss) (1.20)% (1.10)% (1.28)% (1.11)% (1.23)%
Gross Expenses(e) 3.52% 2.95% 2.51% 2.28% 2.15%
Supplemental Data:
Net Assets at end of period (000's) $1,104 $1,014 $2,009 $3,775 $4,714
Portfolio Turnover(f) 100% 89% 53% 60% 80%
(a) Per share amounts adjusted for a 1:9 reverse stock split.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Mid-Cap Core Growth Fund
Class R6
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Net Asset Value, Beginning of Period $14.45 $14.47 $13.48 $13.38 $19.99
Investment Activities:
Net investment income (loss)(a) 0.01(b) 0.03 (—)(c) 0.02 0.01
Net realized and unrealized gains (losses) 3.65 1.89 1.57 1.51 (2.44)
Total from Investment Activities 3.66 1.92 1.57 1.53 (2.43)
Distributions to Shareholders from:
Net investment income (0.02) — — — (0.02)
Net realized gains (1.84) (1.94) (0.58) (1.43) (4.16)
Total Distributions (1.86) (1.94) (0.58) (1.43) (4.18)
Net Asset Value, End of Period $16.25 $14.45 $14.47 $13.48 $13.38
Total Return(d) 28.11% 13.66% 11.98% 11.75% (16.53)%
Ratios to Average Net Assets:
Net Expenses(e) 0.87% 0.88% 0.89% 0.88% 0.87%
Net Investment Income (Loss) 0.05% 0.20% (0.03)% 0.13% 0.04%
Gross Expenses(e) 0.87% 0.88% 0.89% 0.88% 0.87%
Supplemental Data:
Net Assets at end of period (000's) $80,287 $65,182 $64,842 $68,898 $70,577
Portfolio Turnover(f) 100% 89% 53% 60% 80%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the class level expenses recognized.
(c) Amount is less than $0.005 per share.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
94
See notes to financial statements.
Victory Mid-Cap Core Growth Fund
Class Y
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Net Asset Value, Beginning of Period $13.23 $13.41 $12.54 $12.55 $19.00
Investment Activities:
Net investment income (loss)(a) (0.01) 0.01 (0.02) —(b) (0.02)
Net realized and unrealized gains (losses) 3.31 1.75 1.47 1.42 (2.27)
Total from Investment Activities 3.30 1.76 1.45 1.42 (2.29)
Distributions to Shareholders from:
Net investment income —(b) — — — —
Net realized gains (1.84) (1.94) (0.58) (1.43) (4.16)
Total Distributions (1.84) (1.94) (0.58) (1.43) (4.16)
Net Asset Value, End of Period $14.69 $13.23 $13.41 $12.54 $12.55
Total Return(c) 28.00% 13.55% 11.92% 11.64% (16.64)%
Ratios to Average Net Assets:
Net Expenses(d) 0.99% 1.00% 1.00% 0.97% 0.98%
Net Investment Income (Loss) (0.07)% 0.07% (0.14)% 0.04% (0.10)%
Gross Expenses(d) 0.99% 1.00% 1.00% 0.97% 0.98%
Supplemental Data:
Net Assets at end of period (000's) $94,155 $83,811 $104,856 $119,188 $122,169
Portfolio Turnover(e) 100% 89% 53% 60% 80%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Trivalent International Fund — Core Equity
Class A
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Net Asset Value, Beginning of Period $9.53 $8.19 $7.32 $6.51 $8.35
Investment Activities:
Net investment income (loss)(a) 0.14 0.16 0.16 0.15 0.17
Net realized and unrealized gains (losses) 2.84 1.44 0.97 0.81 (1.73)
Total from Investment Activities 2.98 1.60 1.13 0.96 (1.56)
Distributions to Shareholders from:
Net investment income (0.28) (0.26) (0.26) (0.15) (0.28)
Net realized gains (0.74) — — — —
Total Distributions (1.02) (0.26) (0.26) (0.15) (0.28)
Net Asset Value, End of Period $11.49 $9.53 $8.19 $7.32 $6.51
Total Return(b) 33.43% 20.22% 15.87% 15.09% (19.33)%
Ratios to Average Net Assets:
Net Expenses(c) 0.95% 0.95% 0.95% 0.95% 0.95%
Net Investment Income (Loss) 1.34% 1.86% 2.04% 2.28% 2.18%
Gross Expenses(c) 1.63% 1.83% 1.79% 1.79% 1.77%
Supplemental Data:
Net Assets at end of period (000's) $5,355 $3,988 $4,003 $3,765 $4,147
Portfolio Turnover(d) 44% 44% 38% 49% 55%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
96
See notes to financial statements.
Victory Trivalent International Fund — Core Equity
Class I
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Net Asset Value, Beginning of Period $9.61 $8.25 $7.37 $6.55 $8.40
Investment Activities:
Net investment income (loss)(a) 0.19 0.19 0.18 0.17 0.20
Net realized and unrealized gains (losses) 2.85 1.46 0.99 0.82 (1.74)
Total from Investment Activities 3.04 1.65 1.17 0.99 (1.54)
Distributions to Shareholders from:
Net investment income (0.31) (0.29) (0.29) (0.17) (0.31)
Net realized gains (0.74) — — — —
Total Distributions (1.05) (0.29) (0.29) (0.17) (0.31)
Net Asset Value, End of Period $11.60 $9.61 $8.25 $7.37 $6.55
Total Return(b) 33.84% 20.75% 16.27% 15.40% (19.03)%
Ratios to Average Net Assets:
Net Expenses(c) 0.60% 0.60% 0.60% 0.60% 0.60%
Net Investment Income (Loss) 1.76% 2.25% 2.40% 2.57% 2.57%
Gross Expenses(c) 1.26% 1.43% 1.42% 1.37% 1.62%
Supplemental Data:
Net Assets at end of period (000's) $15,866 $3,952 $3,651 $3,381 $2,834
Portfolio Turnover(d) 44% 44% 38% 49% 55%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Trivalent International Fund — Core Equity
Class R6
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Net Asset Value, Beginning of Period $9.67 $8.30 $7.42 $6.60 $8.45
Investment Activities:
Net investment income (loss)(a) 0.19 0.20 0.19 0.18 0.21
Net realized and unrealized gains (losses) 2.89 1.46 0.98 0.82 (1.75)
Total from Investment Activities 3.08 1.66 1.17 1.00 (1.54)
Distributions to Shareholders from:
Net investment income (0.32) (0.29) (0.29) (0.18) (0.31)
Net realized gains (0.74) — — — —
Total Distributions (1.06) (0.29) (0.29) (0.18) (0.31)
Net Asset Value, End of Period $11.69 $9.67 $8.30 $7.42 $6.60
Total Return(b) 34.03% 20.77% 16.21% 15.50% (18.93)%
Ratios to Average Net Assets:
Net Expenses(c) 0.55% 0.55% 0.55% 0.55% 0.55%
Net Investment Income (Loss) 1.77% 2.30% 2.46% 2.68% 2.60%
Gross Expenses(c) 0.94% 0.96% 0.98% 0.98% 0.96%
Supplemental Data:
Net Assets at end of period (000's) $304,778 $222,077 $205,050 $180,222 $172,965
Portfolio Turnover(d) 44% 44% 38% 49% 55%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
98
See notes to financial statements.
Victory Trivalent International Fund — Core Equity
Class Y
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Net Asset Value, Beginning of Period $9.52 $8.18 $7.31 $6.50 $8.34
Investment Activities:
Net investment income (loss)(a) 0.18 0.18 0.17 0.17 0.19
Net realized and unrealized gains (losses) 2.83 1.44 0.98 0.81 (1.73)
Total from Investment Activities 3.01 1.62 1.15 0.98 (1.54)
Distributions to Shareholders from:
Net investment income (0.31) (0.28) (0.28) (0.17) (0.30)
Net realized gains (0.74) — — — —
Total Distributions (1.05) (0.28) (0.28) (0.17) (0.30)
Net Asset Value, End of Period $11.48 $9.52 $8.18 $7.31 $6.50
Total Return(b) 33.81% 20.53% 16.16% 15.22% (19.16)%
Ratios to Average Net Assets:
Net Expenses(c) 0.70% 0.70% 0.70% 0.70% 0.70%
Net Investment Income (Loss) 1.77% 2.18% 2.25% 2.58% 2.42%
Gross Expenses(c) 1.08% 1.16% 1.17% 1.16% 1.21%
Supplemental Data:
Net Assets at end of period (000's) $10,060 $8,672 $7,238 $7,614 $6,614
Portfolio Turnover(d) 44% 44% 38% 49% 55%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Trivalent International Small-Cap Fund
Class A
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Net Asset Value, Beginning of Period $18.69 $15.04 $13.96 $12.43 $18.04
Investment Activities:
Net investment income (loss)(a) 0.15 0.27 0.17 0.20 0.18
Net realized and unrealized gains (losses) 4.14 3.65 1.13 1.42 (4.40)
Total from Investment Activities 4.29 3.92 1.30 1.62 (4.22)
Distributions to Shareholders from:
Net investment income (0.36) (0.27) (0.22) (0.09) (0.23)
Net realized gains (0.78) — — — (1.16)
Total Distributions (1.14) (0.27) (0.22) (0.09) (1.39)
Net Asset Value, End of Period $21.84 $18.69 $15.04 $13.96 $12.43
Total Return(b) 23.70% 26.56% 9.42% 13.11% (25.22)%
Ratios to Average Net Assets:
Net Expenses(c) 1.35% 1.35% 1.35% 1.35% 1.35%
Net Investment Income (Loss) 0.75% 1.73% 1.21% 1.55% 1.09%
Gross Expenses(c) 2.14% 1.70% 1.69% 1.65% 1.63%
Supplemental Data:
Net Assets at end of period (000's) $48,798 $62,452 $62,195 $71,343 $64,968
Portfolio Turnover(d) 55% 49% 45% 54% 68%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
100
See notes to financial statements.
Victory Trivalent International Small-Cap Fund
Class C
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Net Asset Value, Beginning of Period $18.11 $14.53 $13.46 $11.98 $17.46
Investment Activities:
Net investment income (loss)(a) 0.01 0.12 0.05 0.08 0.05
Net realized and unrealized gains (losses) 3.99 3.57 1.09 1.40 (4.26)
Total from Investment Activities 4.00 3.69 1.14 1.48 (4.21)
Distributions to Shareholders from:
Net investment income (0.20) (0.11) (0.07) — (0.11)
Net realized gains (0.78) — — — (1.16)
Total Distributions (0.98) (0.11) (0.07) — (1.27)
Net Asset Value, End of Period $21.13 $18.11 $14.53 $13.46 $11.98
Total Return(b) 22.77% 25.63% 8.52% 12.35% (25.84)%
Ratios to Average Net Assets:
Net Expenses(c) 2.10% 2.10% 2.10% 2.10% 2.10%
Net Investment Income (Loss) 0.07% 0.79% 0.39% 0.64% 0.30%
Gross Expenses(c) 3.72% 3.49% 2.91% 2.57% 2.49%
Supplemental Data:
Net Assets at end of period (000's) $639 $821 $1,427 $2,204 $3,283
Portfolio Turnover(d) 55% 49% 45% 54% 68%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Trivalent International Small-Cap Fund
Class I
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Net Asset Value, Beginning of Period $18.85 $15.18 $14.09 $12.54 $18.19
Investment Activities:
Net investment income (loss)(a) 0.26 0.35 0.26 0.25 0.26
Net realized and unrealized gains (losses) 4.15 3.66 1.11 1.44 (4.46)
Total from Investment Activities 4.41 4.01 1.37 1.69 (4.20)
Distributions to Shareholders from:
Net investment income (0.42) (0.34) (0.28) (0.14) (0.29)
Net realized gains (0.78) — — — (1.16)
Total Distributions (1.20) (0.34) (0.28) (0.14) (1.45)
Net Asset Value, End of Period $22.06 $18.85 $15.18 $14.09 $12.54
Total Return(b) 24.22% 27.02% 9.80% 13.62% (24.96)%
Ratios to Average Net Assets:
Net Expenses(c) 0.97% 0.96% 0.95% 0.95% 0.95%
Net Investment Income (Loss) 1.27% 2.20% 1.77% 1.95% 1.56%
Gross Expenses(c) 1.13% 1.17% 1.19% 1.21% 1.16%
Supplemental Data:
Net Assets at end of period (000's) $4,011,543 $3,000,554 $2,749,212 $1,909,343 $1,655,788
Portfolio Turnover(d) 55% 49% 45% 54% 68%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
102
See notes to financial statements.
Victory Trivalent International Small-Cap Fund
Class R6
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Net Asset Value, Beginning of Period $18.94 $15.25 $14.15 $12.59 $18.26
Investment Activities:
Net investment income (loss)(a) 0.26 0.35 0.23 0.24 0.25
Net realized and unrealized gains (losses) 4.16 3.67 1.14 1.45 (4.48)
Total from Investment Activities 4.42 4.02 1.37 1.69 (4.23)
Distributions to Shareholders from:
Net investment income (0.41) (0.33) (0.27) (0.13) (0.28)
Net realized gains (0.78) — — — (1.16)
Total Distributions (1.19) (0.33) (0.27) (0.13) (1.44)
Net Asset Value, End of Period $22.17 $18.94 $15.25 $14.15 $12.59
Total Return(b) 24.16% 26.94% 9.76% 13.55% (25.02)%
Ratios to Average Net Assets:
Net Expenses(c) 1.00% 1.02% 1.03% 1.03% 1.03%
Net Investment Income (Loss) 1.25% 2.20% 1.60% 1.84% 1.52%
Gross Expenses(c) 1.00% 1.02% 1.03% 1.03% 1.03%
Supplemental Data:
Net Assets at end of period (000's) $205,682 $151,988 $126,582 $121,147 $123,487
Portfolio Turnover(d) 55% 49% 45% 54% 68%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Trivalent International Small-Cap Fund
Class Y
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Net Asset Value, Beginning of Period $18.74 $15.09 $14.01 $12.47 $18.10
Investment Activities:
Net investment income (loss)(a) 0.23 0.33 0.19 0.23 0.22
Net realized and unrealized gains (losses) 4.13 3.63 1.15 1.43 (4.42)
Total from Investment Activities 4.36 3.96 1.34 1.66 (4.20)
Distributions to Shareholders from:
Net investment income (0.40) (0.31) (0.26) (0.12) (0.27)
Net realized gains (0.78) — — — (1.16)
Total Distributions (1.18) (0.31) (0.26) (0.12) (1.43)
Net Asset Value, End of Period $21.92 $18.74 $15.09 $14.01 $12.47
Total Return(b) 24.06% 26.85% 9.64% 13.43% (25.07)%
Ratios to Average Net Assets:
Net Expenses(c) 1.10% 1.10% 1.10% 1.10% 1.10%
Net Investment Income (Loss) 1.11% 2.08% 1.31% 1.78% 1.33%
Gross Expenses(c) 1.10% 1.11% 1.15% 1.14% 1.12%
Supplemental Data:
Net Assets at end of period (000's) $409,373 $587,741 $522,111 $794,375 $703,026
Portfolio Turnover(d) 55% 49% 45% 54% 68%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
June 30, 2026
Victory Portfolios
104
1. Organization:
Victory Portfolios (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 29 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of the following nine funds (collectively, the “Funds” and individually, a “Fund”). Each
Fund is classified as diversified under the 1940 Act.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing Committee (the
“Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), American Depositary Receipts, and
Rights, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official
Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory Integrity Discovery Fund Integrity Discovery Fund A, C, Y, and Member Class
Victory Integrity Mid-Cap Value Fund Integrity Mid-Cap Value Fund A, C, R6, Y, and Member Class
Victory Integrity Small-Cap Value Fund Integrity Small-Cap Value Fund A, C, R, R6, and Y
Victory Integrity Small/Mid-Cap Value Fund Integrity Small/Mid-Cap Value Fund A, R6, Y, and Member Class
Victory Multi-Cap Fund Multi-Cap Fund A, C, and Y
Victory S&P 500 Index Fund S&P 500 Index Fund A, R, and Y
Victory Mid-Cap Core Growth Fund Mid-Cap Core Growth Fund A, C, R6, and Y
Victory Trivalent International Fund — Core Equity Trivalent International Fund — Core Equity A, I, R6 and Y
Victory Trivalent International Small-Cap Fund Trivalent International Small-Cap Fund A, C, I, R6, and Y

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios
105
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause each Fund’s NAV to be more reliable than it otherwise would be.
The principal exchanges and markets for non-U.S. equity securities have closing times prior to the close of the New York Stock Exchange.
However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Funds determine their net asset values. Consequently, each Fund uses a fair value model developed by an independent pricing service to value non-U.S. equity securities. On a daily basis, the pricing service recommends changes, based on a proprietary model, to the closing market prices of each non-U.S. security held by each Fund to reflect the security’s fair value at the time the Funds determine their net asset values. These recommendations are applied in accordance with the Adviser’s (the valuation designee’s) valuation procedures. These valuations are typically categorized as Level 2 in the fair value hierarchy.
A summary of the valuations as of June 30, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (amounts in thousands):
Level 1 Level 2 Level 3 Total
Integrity Discovery Fund
Common Stocks ............................................... $ 89,693 $ — $ — $ 89,693
Short-Term Investments ......................................... 4,648 — — 4,648
Total ....................................................... $ 94,341 $ — $ — $ 94,341
Integrity Mid-Cap Value Fund
Common Stocks ............................................... 372,819 — — 372,819
Short-Term Investments ......................................... 2,417 — — 2,417
Total ....................................................... $ 375,236 $ — $ — $ 375,236
Integrity Small-Cap Value Fund
Common Stocks ............................................... 1,127,023 — — 1,127,023
Exchange-Traded Funds ......................................... 10,618 — — 10,618
Short-Term Investments ......................................... 14,439 — — 14,439
Total ....................................................... $ 1,152,080 $ — $ — $ 1,152,080
Integrity Small/Mid-Cap Value Fund
Common Stocks ............................................... 366,980 — — 366,980
Short-Term Investments ......................................... 10,803 — — 10,803
Total ....................................................... $ 377,783 $ — $ — $ 377,783
Multi-Cap Fund
Common Stocks ............................................... 573,149 — — 573,149
Exchange-Traded Funds ......................................... 10,840 — — 10,840
Total ....................................................... $ 583,989 $ — $ — $ 583,989
S&P 500 Index Fund
Common Stocks ............................................... 294,183 — — 294,183
Rights ...................................................... — — —(a) —(a)
Short-Term Investments ......................................... 102 — — 102
Total ....................................................... $ 294,285 $ — $ —(a) $ 294,285
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 15 — — 15
Total ....................................................... $ 15 $ — $ — $ 15
Mid-Cap Core Growth Fund
Common Stocks ............................................... 318,884 — — 318,884
Total ....................................................... $ 318,884 $ — $ — $ 318,884
Trivalent International Fund — Core Equity
Common Stocks ............................................... 34,410 293,636 —(b) 328,046
Exchange-Traded Funds ......................................... 4,482 — — 4,482
Short-Term Investments ......................................... 1,835 — — 1,835
Total ....................................................... $ 40,727 $ 293,636 $ —(b) $ 334,363
Trivalent International Small-Cap Fund
Common Stocks ............................................... 6 7 6, 6 93 3, 9 0 9 , 9 28 — 4,586,621
Exchange-Traded Funds ......................................... 28,242 — — 28,242
Short-Term Investments ......................................... 140,578 — — 140,578
Total ....................................................... $ 8 4 5, 5 13 $ 3, 90 9, 9 28 $ — $ 4,755,441

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios
106
As of June 30, 2026, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassified to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Funds may purchase shares of an ETF to gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Futures Contracts:
The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian, which is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates, or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds’
futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds’ ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the
Statements of Assets and Liabilities under Futures contracts collateral.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for futures contracts. During the year ended June 30, 2026, the S&P 500 Index Fund entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of June 30, 2026 (amounts in thousands):
(a) Rounds to less than $1 thousand.
* Futures Contracts are presented at the unrealized appreciation (depreciation) on the investment.
(b) Zero market value securities.
Assets
Futures
contracts*
Equity Risk Exposure: 15,000
S&P 500 Index Fund ................................................................................. $ 15

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios
107
As of June 30, 2026, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassified to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Funds may purchase shares of an ETF to gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Futures Contracts:
The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian, which is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates, or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds’
futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds’ ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the
Statements of Assets and Liabilities under Futures contracts collateral.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for futures contracts. During the year ended June 30, 2026, the S&P 500 Index Fund entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of June 30, 2026 (amounts in thousands):
(a) Rounds to less than $1 thousand.
* Futures Contracts are presented at the unrealized appreciation (depreciation) on the investment.
(b) Zero market value securities.
Assets
Futures
contracts*
Equity Risk Exposure: 15,000
S&P 500 Index Fund ................................................................................. $ 15
*   Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statements of Assets and Liabilities.
The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the year ended June 30, 2026 (amounts in thousands):
Average Quarterly Balances of Outstanding Derivative Financial Instruments:
The following table summarizes the volume of derivative instruments activity for the year ended June 30, 2026, categorized by derivative instrument type (amounts in thousands):
Investment Transactions and Related Income:
Investment transactions are recorded on trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on foreign dividends, interest, and capital gains have been provided for in accordance with the applicable tax rules and rates of each respective country.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
Net realized gains
(losses) from
futures contracts
Net change
in unrealized
appreciation/
depreciation on
futures contracts
Equity Risk Exposure: 346,000 (29,000)
S&P 500 Index Fund ............................................................... $ 346 $ (29)
S&P 500 Index
Fund
Futures contracts:
Average notional value of contracts — long .................................................................. $ 1,978
a

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios
108
The following table is a summary of the Funds’ securities lending transactions as of June 30, 2026 (amounts in thousands):
Foreign Currency Translations:
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations.
Foreign Taxes:
The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.
The Trivalent International Small-Cap Fund received European Union (“EU”) reclaims related to prior years. For the year ended June 30, 2026, the Fund recognized $845 thousand related to EU reclaims and $49 thousand in interest and entitlements. These EU reclaims are reflected on the Statement of Operations as reduction to Foreign tax withholding expenses.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.
For the year ended June 30, 2026, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended June 30, 2026, were as follows (amounts in thousands):
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Integrity Discovery Fund ........................................... $ 4,463 $ — $ 4,648
Integrity Mid-Cap Value Fund ........................................ 2,370 — 2,417
Integrity Small-Cap Value Fund ....................................... 13,986 — 14,439
Integrity Small/Mid-Cap Value Fund ................................... 10,484 — 10,803
S&P 500 Index Fund .............................................. 103 — 102
Trivalent International Fund - Core Equity ............................... 1,743 — 1,835
Trivalent International Small-Cap Fund ................................. 133,595 1 140,578

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios
109
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds including VCM-affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated fund-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of June 30, 2026, certain affiliated fund-of-funds owned total outstanding shares of the Funds as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Excluding U.S. Government
Securities
Purchases Sales
Integrity Discovery Fund .................................................................... $ 42,654 $ 41,118
Integrity Mid-Cap Value Fund ................................................................. 141,808 150,980
Integrity Small-Cap Value Fund ................................................................ 469,198 674,426
Integrity Small/Mid-Cap Value Fund ............................................................ 164,883 197,220
Multi-Cap Fund ........................................................................... 369,673 425,265
S&P 500 Index Fund ....................................................................... 14,791 38,244
Mid-Cap Core Growth Fund .................................................................. 287,832 325,834
Trivalent International Fund — Core Equity ....................................................... 141,619 120,208
Trivalent International Small-Cap Fund .......................................................... 2,326,170 2,329,981
Integrity Mid-Cap Value Fund
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.5
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.3
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9.2
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6.9
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.0
Trivalent International Fund — Core Equity
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6.4
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 17.1
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 30.7
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 23.3
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.7
Adviser Fee Tier Rates
Flat Rate
Integrity Discovery Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00%
Up to $500 million Over $500 million
Integrity Mid-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75% 0.70%
Up to $300 million Over $300 million
Integrity Small-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.90% 0.85%
Integrity Small/Mid-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.80% 0.75%
Up to $1 billion
Over $1 billion -$2
billion Over $2 billion
Multi-Cap Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75% 0.72% 0.70%
Up to $250 million
Over $250 million
-$500 million Over $500 million
S&P 500 Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.20% 0.12% 0.07%
Up to $6 billion
Over $6 billion -$8
billion Over $8 billion
Mid-Cap Core Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75% 0.70% 0.65%
Up to $1 billion Over $1 billion
Trivalent International Fund — Core Equity . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.80% 0.75%
Trivalent International Small-Cap Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.95% 0.90%

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios
110
Amounts incurred and paid to VCM for the year ended June 30, 2026, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust and Victory Portfolios II. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Prior to August 26, 2025, the tiered rates paid by the Funds were as shown in the table below:
Amounts incurred for the year ended June 30, 2026, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with Chief
Compliance Officer ("CCO"), and implementing new reports required by new rules adopted by the SEC under the 1940 Act. Amounts incurred for the year ended June 30, 2026, are reflected on the Statements of Operations as Sub-Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with
Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust and Victory Portfolios II, in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended June 30,
2026, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Funds’ transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.  Amounts incurred for the year ended June 30, 2026, are reflected on the Statements of Operations as Transfer agent fees.
Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for the Member Class. Amounts incurred for the year ended June 30, 2026, if any, are reflected on the Statements of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Funds have entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Amounts incurred for the year ended June 30,
2026, are reflected on the Statements of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
Net Assets
Up to $15 billion Over $15 billion — $30 billion Over $30 billion — $85 billion Over $85 billion
0.08%, plus 0.05%, plus 0.04%, plus 0.03%
Net Assets
Up to $15 billion Over $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%
Class A Class C Class R
Integrity Discovery Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
Integrity Mid-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
Integrity Small-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
Integrity Small/Mid-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% N/A N/A
Multi-Cap Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
S&P 500 Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% N/A 0.50%
Mid-Cap Core Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
Trivalent International Fund — Core Equity . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% N/A N/A
Trivalent International Small-Cap Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios
111
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale and/or servicing of Class A, Class C, and Class R. Amounts incurred for the year ended June 30, 2026, are reflected on the Statements of
Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the year ended June 30, 2026, the
Distributor received the following from commissions earned in connection with sales of Class A (amounts in thousands):
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended June
30, 2026, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Funds in any fiscal year exceed the expense limits for the Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business were excluded from the expense limits. As of June 30, 2026, the expense limits (excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2026.
For the year ended June 30, 2026, the following recoupment amounts were paid to the Adviser (amounts in thousands):
The dates in the table below represent the fiscal year-end in which the 36-month recoupment period expires. As of June 30, 2026, these amounts are available to be repaid to the Adviser (amounts in thousands):
Amount
Integrity Discovery Fund ............................................................................... $ 1
Integrity Mid-Cap Value Fund ............................................................................ 2
Integrity Small-Cap Value Fund ........................................................................... 1
Integrity Small/Mid-Cap Value Fund ....................................................................... 3
Multi-Cap Fund ...................................................................................... 5
S&P 500 Index Fund .................................................................................. 3
Mid-Cap Core Growth Fund ............................................................................. 2
Trivalent International Fund — Core Equity .................................................................. —(a)
Trivalent International Small-Cap Fund ..................................................................... 2
(a) Rounds to less than $1 thousand.
In effect until October 31, 2026
Class A Class C Class I Class R Class R6 Class Y Member
Class
Integrity Discovery Fund . . . . . . . . . . . . . . . . . . . . . . . . 1.66% 2.45% N/A N/A N/A 1.44% 1.50%
Integrity Mid-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . 1.00% 1.75% N/A N/A 0.60% 0.75% 0.85%
Integrity Small-Cap Value Fund . . . . . . . . . . . . . . . . . . . . 1.50% 2.35% N/A 1.75% N/A N/A N/A
Integrity Small/Mid-Cap Value Fund . . . . . . . . . . . . . . . . . . 1.13% N/A N/A N/A 0.83% 0.88% 0.95%
Multi-Cap Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . N/A 2.16% N/A N/A N/A N/A N/A
S&P 500 Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . N/A N/A N/A N/A N/A N/A N/A
Mid-Cap Core Growth Fund . . . . . . . . . . . . . . . . . . . . . . 1.32% 2.12% N/A N/A N/A N/A N/A
Trivalent International Fund — Core Equity . . . . . . . . . . . . . . 0.95% N/A 0.60% N/A 0.55% 0.70% N/A
Trivalent International Small-Cap Fund . . . . . . . . . . . . . . . . 1.35% 2.10% 0.97% N/A 1.10% 1.10% N/A
Amount
Trivalent International Small-Cap Fund ..................................................................... $ 30

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios
112
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Funds in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended June 30, 2026.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
6. Risks:
The following describes the principal risks that you may assume as an investor in each Fund. Each Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Funds may be subject to other risks in addition to these identified risks.
General Market Risk — Overall market risks may affect the value of the Fund(s). Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises, imposition of tariffs, sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Securities Risk — The values of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general market economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors.  Price changes may be temporary or may last for extended periods.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the United States, including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Depositary receipts may have additional risks, including creditworthiness of the depositary bank and the risk of an illiquid market. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund(s). Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
June 30, 2027 June 30, 2028 June 30, 2029 Total
Integrity Discovery Fund ............................................... $ 25 $ 28 $ 22 $ 75
Integrity Mid-Cap Value Fund ............................................ 887 861 885 2,633
Integrity Small-Cap Value Fund ........................................... 13 21 18 52
Integrity Small/Mid-Cap Value Fund ....................................... 357 308 287 952
Multi-Cap Fund ...................................................... 10 10 7 27
Mid-Cap Core Growth Fund ............................................. 10 12 14 36
Trivalent International Fund — Core Equity .................................. 912 961 1,082 2,955
Trivalent International Small-Cap Fund ..................................... 6,101 6,085 5,996 18,182

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios
113
Smaller-Capitalization Stock Risk — Small- and mid-sized companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
Mid-Capitalization Stock Risk — Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
Micro-Capitalization Stock Risk — Micro-sized companies tend to be less seasoned and may lose market share or profits to a greater extent than larger, more established companies. Since micro-sized company stocks typically have narrower markets and are traded in lower volumes than larger company stocks, they may be more difficult to purchase and sell. Micro-capitalization companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
Passive Investment Risk/Index Risk  — Certain Funds are designed to track an index and are not actively managed. A Fund will not buy or sell shares of an equity security due to current or projected performance of a security, industry or sector, unless that security is added to or removed, respectively, from its index. A Fund does not, therefore, seek returns in excess of its index, and does not attempt to take defensive positions or hedge against potential risks unless such defensive positions are also taken by its index.
Tracking Error Risk — The Fund(s) may be subject to tracking error, which is the divergence of the Fund’s (or Funds’) performance from its index. Tracking error may occur because of, among other reasons, differences between the securities and other instruments held in the Fund’s
(or Funds’) portfolio and those included in the Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund(s) incur(s) fees and expenses, while the Index does not.
Sector Focus Risk —  To the extent the Fund(s) focus in one or more sectors, such as the financials sector, information technology sector, or industrials sector, market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s (or Funds’)
investments and could make the Fund’s (or Funds’) performance more volatile.
Financials Sector Risk —  Companies in the financials sector are subject to extensive government regulation, which may limit both the amounts and types of loans and other financial commitments that companies in this sector can make, and the interest rates and fees that these companies can charge. Profitability can be largely dependent on the availability and cost of capital and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Financial difficulties of borrowers can negatively affect the financials sector. Insurance companies can be subject to severe price competition. The financials sector can be subject to relatively rapid change as dis-
tinctions between financial service segments become increasingly blurred.
Information Technology Sector Risk — Companies in the information technology sector face intense competition, both domestically and internationally. These companies may be smaller or newer and may have limited product lines, markets, financial resources, or personnel.
The products of companies in the information technology sector may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates, and competition for the services of qualified personnel. These com-
panies may be developing or marketing new products or services for which markets are not yet established and may never become established.
Industrials Sector Risk — Companies in the industrials sector are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, and economic conditions also affect the performance of investments in such issuers. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by govern-
ment spending policies. Transportation companies may experience occasional sharp price movements, which may result from changes in the economy, fuel prices, labor agreements, and insurance costs.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Portfolios II, and Victory Portfolios III (collectively, the “Victory Funds Complex”), in the aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended June 30, 2026, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 23, 2026, the agreement was renewed with a termination date of June 21, 2027, and the annual commitment fee of 0.15% remained unchanged. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The average borrowing for the days outstanding and average interest rate for each Fund during the year ended June 30, 2026, were as follows
(amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended June 30, 2026.
Amount
Outstanding at
June 30, 2026
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Trivalent International Fund — Core Equity ...................... $ — $ 1,850 5.46% $ 2,700

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios
114
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the year ended
June 30, 2026, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended June 30, 2026.
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
As of June 30, 2026, reclassification adjustments on the Statements of Assets and Liabilities are a result of permanent book-to-tax differences were as follows (amounts in thousands):
Borrower or
Lender
Amount
Outstanding at
June 30, 2026
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Multi-Cap Fund ................................. Borrower $ — $ 4,547 4.45% $ 7,656
Mid-Cap Core Growth Fund ........................ Borrower — 2,436 4.34% 3,292
Trivalent International Fund — Core Equity ............. Borrower — 1,506 4.92% 1,853
Trivalent International Small-Cap Fund ................ Borrower — 13,519 4.20% 13,519
Trivalent International Small-Cap Fund Lender — 1,012 4.18% 1,012
Declared Paid
Integrity Discovery Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Integrity Mid-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Integrity Small-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Integrity Small/Mid-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Multi-Cap Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
S&P 500 Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
Mid-Cap Core Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Trivalent International Fund — Core Equity . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Trivalent International Small-Cap Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Total
Accumulated
Earnings
(Loss) Capital
Integrity Discovery Fund ..................................................................... $ (521) $ 521
Integrity Mid-Cap Value Fund .................................................................. (799) 799
Integrity Small-Cap Value Fund ................................................................. (6,803) 6,803
Integrity Small/Mid-Cap Value Fund ............................................................. (1,852) 1,852
Multi-Cap Fund ............................................................................ (2,026) 2,026
S&P 500 Index Fund ........................................................................ (1,317) 1,317
Mid-Cap Core Growth Fund ................................................................... (1,731) 1,731
Trivalent International Fund — Core Equity ........................................................ (592) 592
Trivalent International Small-Cap Fund ........................................................... (56,674) 56,674

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios
115
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
As of June 30, 2026, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* Qualified late-year losses are comprised of post-October capital losses incurred after October 31 and certain late-year ordinary losses. Late-
year ordinary losses represent ordinary losses incurred after December 31 and specified losses incurred after October 31. These losses are deemed to arise on the first day of the Fund’s next taxable year.
** The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, derivatives, REIT adjustments, and passive foreign investment company adjustments.
During the tax year ended June 30, 2026, the following Funds utilized capital loss carryforwards (amounts in thousands):
As of June 30, 2026, the Funds had no capital loss carryforward for federal income tax purposes.
As of June 30, 2026, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
Year Ended June 30, 2026
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Integrity Discovery Fund .................................................... $ 1,042 $ 5,180 $ 6,222
Integrity Mid-Cap Value Fund ................................................. 3,498 10,543 14,041
Integrity Small-Cap Value Fund ................................................ 9,998 202 10,200
Integrity Small/Mid-Cap Value Fund ............................................ 5,238 8,394 13,632
Multi-Cap Fund ........................................................... 15,200 51,526 66,726
S&P 500 Index Fund ....................................................... 2,294 18,973 21,267
Mid-Cap Core Growth Fund .................................................. 879 43,842 44,721
Trivalent International Fund — Core Equity ....................................... 7,932 17,445 25,377
Trivalent International Small-Cap Fund .......................................... 86,720 160,031 246,751
Year Ended June 30, 2025
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Integrity Discovery Fund .................................................... $ 1,261 $ 4,457 $ 5,718
Integrity Mid-Cap Value Fund ................................................. 10,303 36,797 47,100
Integrity Small-Cap Value Fund ................................................ 57,953 131,631 189,584
Integrity Small/Mid-Cap Value Fund ............................................ 7,558 24,459 32,017
Multi-Cap Fund ........................................................... 10,078 29,172 39,250
S&P 500 Index Fund ....................................................... 2,221 37,271 39,492
Mid-Cap Core Growth Fund .................................................. 1,129 47,532 48,661
Trivalent International Fund — Core Equity ....................................... 7,698 — 7,698
Trivalent International Small-Cap Fund .......................................... 74,975 — 74,975
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
(Loss)
Other
Earnings
(Loss)
Qualified
Late-Year
Losses*
Unrealized
Appreciation
(Depreciation)**
Total
Accumulated
Earnings
(Loss)
Integrity Discovery Fund ...... $ 4,669 $ 12,696 $ 17,365 $ — $ — $ 19,939 $ 37,304
Integrity Mid-Cap Value Fund ... 5,925 17,905 23,830 — — 85,634 109,464
Integrity Small-Cap Value Fund .. 13,428 113,579 127,007 — — 230,919 357,926
Integrity Small/Mid-Cap Value
Fund ................... 9,834 18,545 28,379 — — 82,912 111,291
Multi-Cap Fund ............. 12,711 37,206 49,917 — — 260,893 310,810
S&P 500 Index Fund ......... 234 18,033 18,267 — — 253,083 271,350
Mid-Cap Core Growth Fund .... 4,923 13,383 18,306 — — 94,829 113,135
Trivalent International Fund —
Core Equity .............. 91 16,858 16,949 (301) (961) 106,469 122,156
Trivalent International Small-Cap
Fund ................... 79,025 334,216 413,241 539 — 1,353,756 1,767,536
Amount
Trivalent International Small-Cap Fund ..................................................................... $ (28,023)

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios
116
9. Segment Reporting:
The Adviser’s Management Committee acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets”
and significant segment expenses are listed on the accompanying Statements of Operations.
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Integrity Discovery Fund .............................. $ 74,402 $ 23,105 $ (3,166) $ 19,939
Integrity Mid-Cap Value Fund ........................... 289,602 94,855 (9,221) 85,634
Integrity Small-Cap Value Fund .......................... 921,161 261,006 (30,087) 230,919
Integrity Small/Mid-Cap Value Fund ...................... 294,871 90,867 (7,955) 82,912
Multi-Cap Fund ..................................... 323,096 264,129 (3,236) 260,893
S&P 500 Index Fund ................................. 41,202 255,829 (2,746) 253,083
Mid-Cap Core Growth Fund ............................ 224,055 97,068 (2,239) 94,829
Trivalent International Fund — Core Equity ................. 227,894 119,994 (13,525) 106,469
Trivalent International Small-Cap Fund .................... 3,401,685 1,536,606 (182,850) 1,353,756

Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Victory Portfolios
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Victory Integrity
Discovery Fund, Victory Integrity Mid-Cap Value Fund, Victory Integrity Small-Cap Value Fund, Victory Integrity Small/Mid-Cap Value
Fund, Victory Multi-Cap Fund, Victory S&P 500 Index Fund, Victory Mid-Cap Core Growth Fund, Victory Trivalent International Fund -
Core Equity, and Victory Trivalent International Small-Cap Fund (the “Funds”), each a series of Victory Portfolios, as of June 30, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June
30, 2026, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the
United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Victory Capital Management Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
August 24, 2026

Supplemental Information
June 30, 2026
Victory Portfolios
118
Additional Federal Income Tax Information
For the fiscal year ended June 30, 2026, the Funds hereby designate the maximum amount allowable of their net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of:
For the year ended June 30, 2026, the following Funds designated short-term capital gain distributions in the amount of (in thousands):
For the year ended June 30, 2026, the following Funds designated long-term capital gain distributions in the amount of (in thousands):
The following Funds intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per shares outstanding on June 30, 2026, were as follows:
Percent
Integrity Discovery Fund ............................................................................. 69%
Integrity Mid-Cap Value Fund .......................................................................... 61%
Integrity Small-Cap Value Fund ......................................................................... 99%
Integrity Small/Mid-Cap Value Fund ..................................................................... 44%
Multi-Cap Fund .................................................................................... 17%
S&P 500 Index Fund ................................................................................ 100%
Mid-Cap Core Growth Fund ........................................................................... 52%
Amount
Integrity Discovery Fund ............................................................................. $ 1,024
Integrity Mid-Cap Value Fund .......................................................................... 601
Integrity Small-Cap Value Fund ......................................................................... 160
Integrity Small/Mid-Cap Value Fund ..................................................................... 2,480
Multi-Cap Fund .................................................................................... 14,776
S&P 500 Index Fund ................................................................................ 415
Mid-Cap Core Growth Fund ........................................................................... 1,127
Trivalent International Fund — Core Equity ................................................................ 523
Trivalent International Small-Cap Fund ................................................................... 3,576
Amount
Integrity Discovery Fund ............................................................................. $ 5,566
Integrity Mid-Cap Value Fund .......................................................................... 11,193
Integrity Small-Cap Value Fund ......................................................................... 6,846
Integrity Small/Mid-Cap Value Fund ..................................................................... 9,689
Multi-Cap Fund .................................................................................... 53,036
S&P 500 Index Fund ................................................................................ 20,272
Mid-Cap Core Growth Fund ........................................................................... 45,329
Trivalent International Fund — Core Equity ................................................................ 18,023
Trivalent International Small-Cap Fund ................................................................... 213,129
Foreign Source Income Foreign Tax Expense
Trivalent International Fund — Core Equity ........................................ $ 0.23 $ 0.02
Trivalent International Small-Cap Fund ........................................... 0.42 0.04

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
VP-TRIV-AR (8/26)

June 30, 2026
Annual: Full Financials
Victory Diversified Stock Fund
Victory Fund for Income
Victory Investment Grade Convertible Fund

Victory
Portfolios
1
Schedules of Portfolio Investments (Form N-CSR Item 6)
Victory Diversified Stock Fund
3
Victory Fund for Income
6
Victory Investment Grade Convertible Fund
8
Financial Statements (Form N-CSR Item 7)
Statements of Assets and Liabilities
10
Statements of Operations
11
Statements of Changes in Net Assets
12
Financial Highlights
15
Notes to Financial Statements (Form N-CSR Item 7) 31
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 40
Supplemental Information (Unaudited)
Additional Federal Income Tax Information
41

2
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 (800-235-8396 for Member Class) and Form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863 (800-235-8396 for Member Class). Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios
Victory Diversified Stock Fund
3
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (98.3%)
Communication Services (9.1%):
Alphabet, Inc. , Class C ................................................... 66,537 $ 23,510
Comcast Corp. , Class A .................................................. 96,974 2,381
Match Group, Inc. ...................................................... 15,920 606
Meta Platforms, Inc. , Class A .............................................. 4,352 2,451
Millicom International Cellular SA (a) ........................................ 34,557 3,136
The New York Times Co. , Class A ........................................... 5,298 371
Verizon Communications, Inc. .............................................. 87,752 3,715
36,170
Communications Equipment (2.1%):
Arista Networks, Inc. (a) .................................................. 9,301 1,580
Cisco Systems, Inc. ..................................................... 41,993 4,933
F5, Inc. (a) ............................................................ 4,516 1,878
8,391
Consumer Discretionary (7.1%):
Amazon.com, Inc. (a) .................................................... 30,660 7,308
Booking Holdings, Inc. ................................................... 10,250 1,827
BorgWarner, Inc. ....................................................... 16,118 1,070
Deckers Outdoor Corp. (a) ................................................. 16,650 1,653
eBay, Inc. ............................................................ 17,245 1,927
Expedia Group, Inc. ..................................................... 17,453 4,466
General Motors Co. ..................................................... 28,599 2,204
Ralph Lauren Corp. , Class A ............................................... 11,051 4,436
Ross Stores, Inc. ....................................................... 5,137 1,093
The TJX Cos., Inc. ...................................................... 4,663 707
Ulta Beauty, Inc. (a) ..................................................... 2,670 1,204
Versigent PLC (a) ....................................................... 1,809 76
27,971
Consumer Staples (5.7%):
Altria Group, Inc. ....................................................... 67,453 4,853
Casey's General Stores, Inc. ............................................... 2,457 1,953
Coca-Cola Consolidated, Inc. .............................................. 11,792 2,252
Monster Beverage Corp. (a) ................................................ 13,766 1,323
Philip Morris International, Inc. ............................................. 10,955 1,982
Sysco Corp. ........................................................... 26,791 2,239
Target Corp. .......................................................... 17,618 2,301
The Kroger Co. ........................................................ 28,274 1,570
Walmart, Inc. .......................................................... 35,689 4,042
22,515
Electronic Equipment, Instruments & Components (3.4%):
Amphenol Corp. , Class A ................................................. 34,799 6,136
Fabrinet (a) ............................................................ 4,737 2,662
Flex Ltd. (a) ........................................................... 1,822 295
Jabil, Inc. ............................................................ 10,939 4,217
13,310
Energy (2.8%):
Devon Energy Corp. ..................................................... 36,493 1,508
EOG Resources, Inc. .................................................... 33,672 4,368
Halliburton Co. ........................................................ 43,669 1,483
Marathon Petroleum Corp. ................................................ 7,424 1,898
TechnipFMC PLC ...................................................... 27,847 1,846
11,103
Financials (12.2%):
Affiliated Managers Group, Inc. ............................................ 6,443 2,180
Ameriprise Financial, Inc. ................................................. 6,566 3,012
Assurant, Inc. ......................................................... 7,768 2,086
FirstCash Holdings, Inc. .................................................. 8,570 1,854
Globe Life, Inc. ........................................................ 12,686 2,267
Interactive Brokers Group, Inc. , Class A ....................................... 52,559 4,575

Victory Portfolios
Victory Diversified Stock Fund
4
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
JPMorgan Chase & Co. .................................................. 17,934 $ 5,870
PayPal Holdings, Inc. .................................................... 56,355 2,433
Popular, Inc. .......................................................... 27,133 4,455
Synchrony Financial ..................................................... 54,075 4,112
The Allstate Corp. ...................................................... 20,646 4,913
The Bank of New York Mellon Corp. ......................................... 14,098 2,039
The Goldman Sachs Group, Inc. ............................................ 2,982 3,016
The Hartford Insurance Group, Inc. .......................................... 12,803 1,697
The PNC Financial Services Group, Inc. ...................................... 9,509 2,341
The Travelers Cos., Inc. .................................................. 4,956 1,636
48,486
Health Care (9.2%):
AbbVie, Inc. .......................................................... 4,274 1,075
BrightSpring Health Services, Inc. (a) ......................................... 32,967 2,299
Bristol-Myers Squibb Co. ................................................. 55,512 3,199
Cencora, Inc. .......................................................... 10,722 3,034
CVS Health Corp. ...................................................... 12,434 1,286
Eli Lilly & Co. ......................................................... 1,868 2,241
Exelixis, Inc. (a) ........................................................ 30,395 1,654
Gilead Sciences, Inc. .................................................... 8,868 1,120
Halozyme Therapeutics, Inc. (a) ............................................. 23,974 1,876
HCA Healthcare, Inc. .................................................... 9,071 3,537
McKesson Corp. ....................................................... 4,705 3,555
Merck & Co., Inc. ...................................................... 36,386 4,676
Novartis AG , ADR ...................................................... 7,482 1,173
ResMed, Inc. .......................................................... 904 176
Royalty Pharma PLC , Class A .............................................. 34,989 1,962
The Cigna Group ....................................................... 6,265 1,727
The Ensign Group, Inc. ................................................... 11,533 1,849
36,439
Industrials (10.1%):
Caterpillar, Inc. ........................................................ 4,067 4,331
Comfort Systems USA, Inc. ............................................... 2,560 5,074
Cummins, Inc. ......................................................... 1,380 984
Delta Air Lines, Inc. ..................................................... 41,782 3,913
EMCOR Group, Inc. .................................................... 3,280 2,722
Federal Signal Corp. ..................................................... 16,238 2,087
FedEx Corp. .......................................................... 5,670 1,776
GE Vernova, Inc. ....................................................... 2,458 2,888
Illinois Tool Works, Inc. .................................................. 5,985 1,619
Lockheed Martin Corp. ................................................... 4,499 2,292
Mueller Industries, Inc. ................................................... 14,336 1,762
Owens Corning ........................................................ 7,204 1,145
Quanta Services, Inc. .................................................... 955 688
Trane Technologies PLC .................................................. 4,168 2,047
Uber Technologies, Inc. (a) ................................................ 20,833 1,503
United Airlines Holdings, Inc. (a) ............................................ 27,674 3,763
Vertiv Holdings Co. , Class A ............................................... 4,047 1,355
39,949
IT Services (0.5%):
GoDaddy, Inc. , Class A (a) ................................................. 21,172 1,797
Materials (3.1%):
CF Industries Holdings, Inc. ............................................... 35,606 3,855
Newmont Corp. ........................................................ 29,420 2,748
Nucor Corp. ........................................................... 10,942 2,437
Royal Gold, Inc. ........................................................ 6,790 1,355
Steel Dynamics, Inc. ..................................................... 8,417 1,932
12,327
Real Estate (0.6%):
CBRE Group, Inc. , Class A (a) .............................................. 11,291 1,521

Victory Portfolios
Victory Diversified Stock Fund
5
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
VICI Properties, Inc. , Class A .............................................. 25,213 $ 669
2,190
Semiconductors & Semiconductor Equipment (17.8%):
Applied Materials, Inc. ................................................... 4,614 3,336
Broadcom, Inc. ........................................................ 30,594 11,557
KLA Corp. ........................................................... 28,660 8,647
Lam Research Corp. ..................................................... 7,528 3,262
Micron Technology, Inc. .................................................. 8,449 9,753
NVIDIA Corp. ......................................................... 168,655 33,746
QUALCOMM, Inc. ..................................................... 1,609 297
70,598
Software (3.5%):
Microsoft Corp. ........................................................ 36,864 13,751
Technology Hardware, Storage & Peripherals (9.1%):
Apple, Inc. ........................................................... 104,525 30,245
NetApp, Inc. .......................................................... 6,180 957
Sandisk Corp. (a) ....................................................... 2,050 4,661
35,863
Utilities (2.0%):
Edison International ..................................................... 35,398 2,635
FirstEnergy Corp. ....................................................... 50,630 2,407
National Fuel Gas Co. ................................................... 17,529 1,353
PG&E Corp. .......................................................... 97,301 1,637
8,032
Total Common Stocks (Cost $227,614)
a
a
a
388,892
Exchange-Traded Funds (1.8%)
State Street Real Estate Select Sector SPDR ETF ................................ 164,794 7,256
Total Exchange-Traded Funds (Cost $6,870)
a
a
a
7,256
Total Investments (Cost $234,484) — 100.1% 396,148
Liabilities in excess of other assets —  (0.1)% (310)
NET ASSETS - 100.00% $ 395,838
(a) Non-income producing security.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios
Victory Fund for Income
6
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Collateralized Mortgage Obligations (1.5%)
Agency CMO Other (1.5%):
Government National Mortgage Association ....................................
Series 2001-10 , Class PE , 6 .50% , 3/16/31 , Callable 7/16/26 @ 100 ............... $ 23 $ 23
Series 2005-74 , Class HB , 7 .50% , 9/16/35 ................................. — (a) — (a)
Series 2005-74 , Class HC , 7 .50% , 9/16/35 ................................. 8 8
Series 2011-166 , Class NT , 7 .76% , 11/20/31 (b) ............................. 179 178
Series 2012-106 , Class JM , 7 .31% , 10/20/34 (b) ............................. 146 152
Series 2012-30 , Class WB , 6 .84% , 11/20/39 (b) .............................. 326 334
Series 2013-190 , Class KT , 8 .23% , 9/20/30 (b) .............................. 25 26
Series 2013-51 , Class BL , 6 .02% , 4/20/34 (b) ............................... 460 469
Series 2013-64 , Class KY , 6 .47% , 12/20/38 (b) .............................. 187 191
Series 2013-70 , Class KP , 6 .77% , 2/20/39 (b) ............................... 244 248
Series 2014-69 , Class W , 7 .23% , 11/20/34 (b) ............................... 55 58
Series 2014-74 , Class PT , 7 .01% , 5/16/44 (b) ............................... 7 7
Series 2015-103 , Class B , 6 .94% , 1/20/40 (b) ............................... 1,165 1,221
Series 2015-77 , Class PT , 6 .95% , 6/20/39 (b) ............................... 82 84
Series 2019-22 , Class PT , 7 .90% , 2/20/49 (b) ............................... 697 720
Series 2021-1 , Class WT , 7 .96% , 1/20/51 (b) ................................ 790 823
Series 2023-186 , Class BT , 8 .00% , 9/20/31 ................................ 653 685
5,227
Total Collateralized Mortgage Obligations (Cost $5,534)
a
a
a
5,227
U.S. Government Agency Mortgages (69.1%)
Single Family Pass-throughs (68.8%):
Government National Mortgage Association
7 .50% , 8/15/26 - 12/20/38 ............................................. 8,384 8,656
7 .00% , 12/20/26 - 5/20/39 ............................................. 26,598 27,667
8 .00% , 7/15/27 - 4/15/38 ............................................. 5,889 6,117
6 .50% , 8/15/27 - 2/20/41 ............................................. 52,782 54,852
6 .13% , 6/20/28 - 9/20/28 ............................................. 32 33
6 .00% , 8/15/28 - 2/20/49 ............................................. 65,554 68,226
6 .28% , 10/20/28 - 9/20/29 ............................................. 127 129
6 .10% , 5/20/29 - 7/20/31 ............................................. 136 136
7 .30% , 4/20/30 - 2/20/31 ............................................. 72 73
9 .00% , 5/15/30 - 9/15/30 ............................................. 78 81
8 .50% , 6/15/31 - 7/15/32 ............................................. 312 328
6 .49% , 8/20/31 - 3/20/32 ............................................. 305 310
5 .50% , 3/20/32 - 11/15/45 ............................................. 48,010 49,263
4 .50% , 12/15/33 - 5/15/41 ............................................. 4,946 4,896
5 .00% , 1/20/34 - 2/20/42 ............................................. 11,095 11,201
4 .00% , 8/15/41 .................................................... 339 324
232,292
Multi-Family Pass-throughs (0.3%):
Government National Mortgage Association
8 .00% , 1/15/31 - 11/15/33 ............................................. 643 644
7 .75% , 9/15/33 .................................................... 273 273
6 .00% , 4/20/38 .................................................... 43 44
961
Total U.S. Government Agency Mortgages (Cost $244,029)
a
a
a
233,253
U.S. Treasury Obligations (20.0%)
U.S. Treasury Bonds
6 .13% , 8/15/29 .................................................... 31,749 33,551
6 .25% , 5/15/30 .................................................... 31,676 33,990
Total U.S. Treasury Obligations (Cost $68,775)
a
a
a
67,541

Victory Portfolios
Victory Fund for Income
7
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Short-Term Investments (8.8%)
Investment Companies (0.0%):(c)
BlackRock Liquidity Funds FedFund Portfolio, Institutional Shares , 3 .85% (d) ........... 99,873 $ 100
Principal Amount
(000)
a a a a
U.S. Treasury Obligations (8.8%):
U.S. Treasury Bills , 3 .78% , 10/29/26 (d) ....................................... $ 29,986 29,610
Total Short-Term Investments (Cost $29,724)
a
a
a
29,710
Total Investments (Cost $348,062) — 99.4% 335,731
Other assets in excess of liabilities —  0.6% 2,008
NET ASSETS - 100.00% $ 337,739
(a) Rounds to less than $1 thousand.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at June 30, 2026.
(c) Amount represents less than 0.05% of net assets.
(d) Rate represents the effective yield at June 30, 2026.
CMO
—
Collateralized Mortgage Obligations

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios
Victory Investment Grade Convertible Fund
8
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Convertible Corporate Bonds (68.7%)
Consumer Discretionary (4.1%):
Meritage Homes Corp., 1.75%, 5/15/28 ....................................... $ 9,550 $ 9,884
Financials (11.3%):
Barclays Bank PLC, 1.00%, 2/16/29 ......................................... 8,990 8,910
Block, Inc., 0.25%, 11/1/27 ................................................ 500 475
Capital Southwest Corp., 5.13%, 11/15/29 ..................................... 2,620 2,734
Euronet Worldwide, Inc., 0.63%, 10/1/30(a) .................................... 5,835 5,261
Global Payments, Inc., 1.50%, 3/1/31 ........................................ 7,988 7,183
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 8/15/28(a) ...................... 520 779
JPMorgan Chase Financial Co. LLC, 0.50%, 6/15/27 ............................. 1,760 2,007
27,349
Health Care (5.1%):
BioMarin Pharmaceutical, Inc., 1.25%, 5/15/27 ................................. 250 244
Dexcom, Inc., 0.38%, 5/15/28 .............................................. 1,500 1,401
Envista Holdings Corp., 1.75%, 8/15/28 ....................................... 9,050 9,039
Zoetis, Inc., 0.25%, 6/15/29(a) ............................................. 1,825 1,659
12,343
Industrials (8.0%):
Parsons Corp., 2.63%, 3/1/29 .............................................. 7,250 7,153
Uber Technologies, Inc., 0.88%, 12/1/28 ...................................... 10,085 12,092
19,245
Information Technology (8.3%):
Akamai Technologies, Inc., 1.13%, 2/15/29 .................................... 1,715 2,046
ON Semiconductor Corp., 5/1/27(b) ......................................... 735 1,325
Vishay Intertechnology, Inc., 2.25%, 9/15/30(c) ................................. 5,395 10,703
Western Digital Corp., 3.00%, 11/15/28 ....................................... 355 6,011
20,085
Real Estate (14.1%):
Boston Properties LP, 2.00%, 10/1/30(a) ...................................... 1,750 1,695
COPT Defense Properties LP, 5.25%, 9/15/28(a) ................................. 2,250 2,870
Digital Realty Trust LP, 1.88%, 11/15/29(a) .................................... 3,225 3,459
Federal Realty OP LP, 3.25%, 1/15/29(a) ...................................... 2,880 3,183
Healthcare Realty Holdings LP, 3.00%, 1/15/32(a) ............................... 1,190 1,220
Kimco Realty OP LLC, 3.50%, 6/15/31(a) ..................................... 680 692
Kite Realty Group LP, 0.75%, 4/1/27(a) ....................................... 3,455 4,166
Realty Income Corp., 3.50%, 1/15/29(a) ....................................... 1,145 1,178
Rexford Industrial Realty LP
4.38%, 3/15/27(a) .................................................. 640 638
4.13%, 3/15/29(a) .................................................. 1,669 1,640
Welltower OP LLC
2.75%, 5/15/28(a) .................................................. 4,920 11,689
3.13%, 7/15/29(a) .................................................. 860 1,545
33,975
Utilities (17.8%):
Alliant Energy Corp., 3.25%, 5/30/28(c) ...................................... 5,295 5,795
CenterPoint Energy, Inc.
4.25%, 8/15/26 .................................................... 3,545 4,253
3.00%, 8/1/28(a) ................................................... 665 706
2.88%, 5/15/29(a) .................................................. 690 695
CMS Energy Corp.
3.38%, 5/1/28 ..................................................... 2,855 3,188
3.13%, 5/1/31(a) ................................................... 1,760 1,793
Duke Energy Corp., 3.00%, 3/15/29(a) ........................................ 3,860 3,829
Evergy, Inc., 4.50%, 12/15/27 .............................................. 2,520 3,584
Exelon Corp., 3.25%, 3/15/29(a) ............................................ 1,890 1,918
PPL Capital Funding, Inc., 2.88%, 3/15/28 ..................................... 6,755 7,667
The Southern Co., 4.50%, 6/15/27 ........................................... 1,590 1,754

Victory Portfolios
Victory Investment Grade Convertible Fund
9
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
WEC Energy Group, Inc.
4.38%, 6/1/27 ..................................................... $ 1,980 $ 2,396
4.38%, 6/1/29 ..................................................... 4,415 5,471
43,049
Total Convertible Corporate Bonds (Cost $145,797)
a
a
a
165,930
Shares
Convertible Preferred Stocks (28.6%)
Communication Services (0.2%):
Alphabet, Inc.
Series A, 6.25% .................................................... 6,250 318
Series B, 6.25% .................................................... 6,250 315
633
Financials (18.2%):
Apollo Global Management, Inc., 6.75%, 7/31/26 ................................ 83,530 5,089
Ares Management Corp., Series B, 6.75%, 10/1/27 ............................... 218,380 8,003
Bank of America Corp., Series L, 7.25%(d) .................................... 9,810 12,307
KKR & Co., Inc., Series D, 6.25%, 3/1/28(c) ................................... 196,195 7,818
Wells Fargo & Co., Series L, 7.50%(d) ........................................ 9,394 10,869
44,086
Industrials (0.3%):
The Boeing Co., 6.00%, 10/15/27 ........................................... 10,000 673
Information Technology (0.1%):
Oracle Corp., Series D, 6.50%, 1/15/29 ....................................... 5,100 229
Materials (1.1%):
Albemarle Corp., 7.25%, 3/1/27 ............................................ 47,050 2,604
Utilities (8.7%):
NextEra Energy, Inc.
7.30%, 6/1/27 ..................................................... 151,420 8,046
7.23%, 11/1/27 ..................................................... 76,919 3,823
PPL Corp., 7.00% ...................................................... 22,000 1,080
The Southern Co., Series A, 7.13%, 12/15/28 ................................... 161,735 8,045
20,994
Total Convertible Preferred Stocks (Cost $72,513)
a
a
a
69,219
Short-Term Investments (4.2%)
Collateral for Securities Loaned (4.2%):^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.52%(e) ........ 2,545,371 2,546
HSBC U.S. Government Money Market Fund, Institutional Shares, 3.55%(e) ............ 2,545,371 2,545
Invesco Government & Agency Portfolio, Institutional Shares, 3.56%(e) ............... 2,545,371 2,545
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.55%(e) . 2,545,371 2,545
10,181
Total Short-Term Investments (Cost $10,181)
a
a
a
10,181
Total Investments (Cost $228,491) — 101.5% 245,330
Liabilities in excess of other assets —  (1.5)% (3,734)
NET ASSETS - 100.00% $ 241,596
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2026, the fair value of these securities was $50,615
(thousands) and amounted to 21.0% of net assets.
(b) Zero-coupon bond.
(c) All or a portion of this security is on loan.
(d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e) Rate disclosed is the daily yield on June 30, 2026.
LLC
—
Limited Liability Company
LP
—
Limited Partnership
PLC
—
Public Limited Company

Statements of Assets and Liabilities
June 30, 2026
10
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
Victory Diversified
Stock Fund
Victory Fund for
Income
Victory Investment
Grade Convertible
Fund
Assets:
Investments, at value (Cost $234,484, $348,062 and $228,491) $ 396,148 $ 335,731 $ 245,330 (a)
Cash 522 — 5,829
Receivables:
Dividends, interest, and securities lending income 253 2,174 964
Capital shares issued 10 130 81
From Adviser 4 25 3
Reclaims 7 — —
Prepaid expenses 50 54 38
Total Assets 396,994 338,114 252,245
Liabilities:
Payables:
Collateral received on loaned securities — — 10,181
Capital shares redeemed 810 111 229
Accrued expenses and other payables:
Investment advisory fees 210 139 150
Administration fees 14 12 9
Custodian fees 3 3 2
Transfer agent fees 14 13 9
Sub-Transfer agent fees 30 29 38
Compliance fees — (b) — (b) — (b)
Trustees' fees — (b) — (b) — (b)
12b-1 fees 40 8 1
Other accrued expenses 35 60 30
Total Liabilities 1,156 375 10,649
Commitments and contingencies (Note 4 )
Net Assets:
Capital 204,204 795,031 218,009
Total accumulated earnings (loss) 191,634 (457,292) 23,587
Net Assets $ 395,838 $ 337,739 $ 241,596
Net Assets:
Class A $ 306,532 $ 57,324 $ 13,996
Class C 483 1,515 —
Class I 37,338 186,249 225,227
Class R 42,770 12,140 —
Class R6 6,079 24,485 —
Class Y 2,636 50,665 —
Member Class — 5,361 2,373
Total $ 395,838 $ 337,739 $ 241,596
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 11,526 8,547 740
Class C 23 229 —
Class I 1,397 27,764 11,889
Class R 1,702 1,807 —
Class R6 227 3,655 —
Class Y 98 7,554 —
Member Class — 796 120
Total 14,973 50,352 12,749
Net asset value, offering and redemption price per share:(c)
Class A $ 26.59 $ 6.71 $ 18.91
Class C(d) 21.44 6.61 —
Class I 26.73 6.71 18.94
Class R 25.13 6.72 —
Class R6 26.82 6.70 —
Class Y 26.80 6.71 —
Member Class — 6.74 19.80
Maximum Sales Charge — Class A 5.75% 2.25% 2.25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 28.21 $ 6.86 $ 19.35
(a) Includes $9,918 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(d) Redemption price per share varies by length of time shares are held.

Statements of Operations
For the Year Ended June 30, 2026
11
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
Victory Diversified
Stock Fund
Victory Fund for
Income
Victory Investment
Grade Convertible
Fund
Investment Income:
Dividends $ 3,804 $ 11 $ 4,576
Interest 94 10,486 4,201
Securities lending (net of fees) — (a) 8 11
Foreign tax withholding (29) — —
Total Income 3,869 10,505 8,788
Expenses:
Investment advisory fees 2,407 1,677 1,861
Administration fees 168 152 113
Sub-Administration fees 17 19 17
12b-1 fees — Class A 717 149 36
12b-1 fees — Class C 5 17 —
12b-1 fees — Class R 204 34 —
Custodian fees 18 19 11
Transfer agent fees — Class A 25 6 2
Transfer agent fees — Class C — (a) — (a) —
Transfer agent fees — Class I 2 15 17
Transfer agent fees — Class R 6 2 —
Transfer agent fees — Class R6 1 1 —
Transfer agent fees — Class Y — (a) — —
Transfer agent fees — Member Class — 5 4
Sub-Transfer agent fees — Class A 127 38 9
Sub-Transfer agent fees — Class C 1 2 —
Sub-Transfer agent fees — Class I 14 123 205
Sub-Transfer agent fees — Class R 18 6 —
Sub-Transfer agent fees — Class Y 5 37 —
Trustees' fees 19 18 14
Compliance fees 3 3 2
Legal and audit fees 26 25 22
State registration and filing fees 78 94 50
Interfund lending fees — (a) — —
Other expenses 62 129 49
Recoupment of prior expenses waived/reimbursed by Adviser 1 2 —
Total Expenses 3,924 2,573 2,412
Expenses waived/reimbursed by Adviser (37) (175) (15)
Net Expenses 3,887 2,398 2,397
Net Investment Income (Loss) (18) 8,107 6,391
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 42,452 605 6,772
Net change in unrealized appreciation/depreciation on investment securities 44,729 890 7,828
Net realized/unrealized gains (losses) on investments 87,181 1,495 14,600
Change in net assets resulting from operations $ 87,163 $ 9,602 $ 20,991
(a) Rounds to less than $1 thousand.

12
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory Diversified Stock Fund Victory Fund for Income
Victory Investment Grade
Convertible Fund
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (18) $ (758) $ 8,107 $ 7,586 $ 6,391 $ 5,966
Net realized gains (losses) 42,452 48,103 605 24 6,772 3,816
Net change in unrealized
appreciation/depreciation 44,729 3,097 890 10,604 7,828 9,772
Change in net assets resulting from
operations 87,163 50,442 9,602 18,214 20,991 19,554
Distributions to Shareholders:
Class A (30,510) (24,646) (2,850) (3,428) (452) (347)
Class C (58) (61) (71) (101) — —
Class I (3,326) (2,721) (9,244) (9,239) (8,014) (6,319)
Class R (4,549) (4,042) (660) (752) — —
Class R6 (553) (416) (1,230) (1,122) — —
Class Y (598) (540) (2,464) (2,562) — —
Member Class — — (228) (136) (76) (50)
Change in net assets resulting from
distributions to shareholders (39,594) (32,426) (16,747) (17,340) (8,542) (6,716)
Change in net assets resulting from
capital transactions 8,616 3,436 8,316 8,710 (23,430) (24,966)
Change in net assets 56,185 21,452 1,171 9,584 (10,981) (12,128)
Net Assets:
Beginning of period 339,653 318,201 336,568 326,984 252,577 264,705
End of period $ 395,838 $ 339,653 $ 337,739 $ 336,568 $ 241,596 $ 252,577

13
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Diversified Stock Fund Victory Fund for Income
Victory Investment Grade
Convertible Fund
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Capital Transactions:
Class A
Proceeds from shares issued $ 10,174 $ 7,431 $ 12,281 $ 7,764 $ 1,432 $ 1,221
Distributions reinvested 28,868 23,297 2,562 3,027 428 328
Cost of shares redeemed (31,561) (25,271) (21,523) (16,216) (3,086) (3,970)
Total Class A $ 7,481 $ 5,457 $ (6,680) $ (5,425) $ (1,226) $ (2,421)
Class C
Proceeds from shares issued $ 147 $ 85 $ 205 $ 211 $ — $ —
Distributions reinvested 58 61 71 100 — —
Cost of shares redeemed (284) (216) (633) (1,004) — —
Total Class C $ (79) $ (70) $ (357) $ (693) $ — $ —
Class I
Proceeds from shares issued $ 6,840 $ 2,916 $ 42,484 $ 47,939 $ 42,763 $ 45,440
Distributions reinvested 3,012 2,494 8,192 7,775 7,472 5,905
Cost of shares redeemed (5,403) (5,298) (41,874) (45,734) (72,552) (73,956)
Total Class I $ 4,449 $ 112 $ 8,802 $ 9,980 $ (22,317) $ (22,611)
Class R
Proceeds from shares issued $ 556 $ 695 $ 956 $ 2,284 $ — $ —
Distributions reinvested 4,474 3,977 654 745 — —
Cost of shares redeemed (5,512) (7,081) (3,441) (4,460) — —
Total Class R $ (482) $ (2,409) $ (1,831) $ (1,431) $ — $ —
Class R6
Proceeds from shares issued $ 725 $ 608 $ 4,888 $ 14,404 $ — $ —
Distributions reinvested 541 407 1,228 1,113 — —
Cost of shares redeemed (552) (274) (5,985) (5,321) — —
Total Class R6 $ 714 $ 741 $ 131 $ 10,196 $ — $ —
Class Y
Proceeds from shares issued $ 556 $ 464 $ 16,858 $ 14,815 $ — $ —
Distributions reinvested 525 477 2,463 2,561 — —
Cost of shares redeemed (4,548) (1,336) (12,805) (23,233) — —
Total Class Y $ (3,467) $ (395) $ 6,516 $ (5,857) $ — $ —
Member Class
Proceeds from shares issued $ — $ — $ 2,862 $ 4,209 $ 696 $ 438
Distributions reinvested — — 228 136 76 50
Cost of shares redeemed — — (1,355) (2,405) (659) (422)
Total Member Class $ — $ — $ 1,735 $ 1,940 $ 113 $ 66
Change in net assets resulting from
capital transactions $ 8,616 $ 3,436 $ 8,316 $ 8,710 $ (23,430) $ (24,966)

14
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Diversified Stock Fund Victory Fund for Income
Victory Investment Grade
Convertible Fund
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Share Transactions:
Class A
Issued 405 337 1,807 1,132 77 70
Reinvested 1,204 1,035 377 443 23 18
Redeemed (1,262) (1,130) (3,156) (2,364) (167) (222)
Total Class A 347 242 (972) (789) (67) (134)
Class C
Issued 8 5 30 30 — —
Reinvested 3 3 11 15 — —
Redeemed (14) (11) (94) (148) — —
Total Class C (3) (3) (53) (103) — —
Class I
Issued 268 125 6,245 6,997 2,316 2,536
Reinvested 125 111 1,206 1,138 405 331
Redeemed (215) (238) (6,152) (6,673) (3,928) (4,144)
Total Class I 178 (2) 1,299 1,462 (1,207) (1,277)
Class R
Issued 23 35 140 333 — —
Reinvested 197 185 96 109 — —
Redeemed (232) (336) (507) (649) — —
Total Class R (12) (116) (271) (207) — —
Class R6
Issued 30 26 721 2,101 — —
Reinvested 22 18 181 163 — —
Redeemed (22) (12) (879) (779) — —
Total Class R6 30 32 23 1,485 — —
Class Y
Issued 21 20 2,477 2,159 — —
Reinvested 22 21 362 375 — —
Redeemed (176) (60) (1,884) (3,389) — —
Total Class Y (133) (19) 955 (855) — —
Member Class
Issued — — 419 610 37 23
Reinvested — — 33 20 4 3
Redeemed — — (199) (349) (35) (23)
Total Member Class — — 253 281 6 3
Change in Shares 407 134 1,234 1,274 (1,268) (1,408)

Victory Portfolios
Financial Highlights
For a Share Outstanding Throughout Each Period
15
See notes to financial statements.
Victory Diversified Stock Fund
Class A
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Net Asset Value, Beginning of Period $23.45 $22.16 $19.82 $17.86 $24.89 $17.41
Investment Activities:
Net investment income (loss)(b) —(c) (0.05) (0.02) 0.04 0.05 —(c)
Net realized and unrealized gains (losses) 5.94 3.67 4.33 3.65 (3.68) 7.95
Total from Investment Activities 5.94 3.62 4.31 3.69 (3.63) 7.95
Distributions to Shareholders from:
Net investment income (0.06) — —(c) (0.04) (0.04) (0.01)
Net realized gains (2.74) (2.33) (1.97) (1.69) (3.36) (0.46)
Total Distributions (2.80) (2.33) (1.97) (1.73) (3.40) (0.47)
Net Asset Value, End of Period $26.59 $23.45 $22.16 $19.82 $17.86 $24.89
Total Return(d)(e) 26.66% 16.73% 23.66% 21.98% (17.22)% 46.50%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.04% 1.05% 1.07% 1.07% 1.08% 1.07%
Net Investment Income (Loss)(f) —%(h) (0.22)% (0.10)% 0.22% 0.33% —%(h)
Gross Expenses(f)(g) 1.04% 1.05% 1.07% 1.07% 1.08% 1.07%
Supplemental Data:
Net Assets at end of period (000's) $306,532 $262,084 $242,430 $210,774 $191,392 $246,063
Portfolio Turnover(d)(i) 80% 92% 81% 88% 49% 61%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Amount is less than 0.005%.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
16
See notes to financial statements.
Victory Diversified Stock Fund
Class C
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Net Asset Value, Beginning of Period $19.51 $18.96 $17.39 $15.97 $22.70 $16.05
Investment Activities:
Net investment income (loss)(b) (0.20) (0.23) (0.18) (0.12) (0.08) (0.18)
Net realized and unrealized gains (losses) 4.88 3.11 3.72 3.23 (3.29) 7.29
Total from Investment Activities 4.68 2.88 3.54 3.11 (3.37) 7.11
Distributions to Shareholders from:
Net investment income (0.01) — — —(c) — —
Net realized gains (2.74) (2.33) (1.97) (1.69) (3.36) (0.46)
Total Distributions (2.75) (2.33) (1.97) (1.69) (3.36) (0.46)
Net Asset Value, End of Period $21.44 $19.51 $18.96 $17.39 $15.97 $22.70
Total Return(d)(e) 25.45% 15.59% 22.45% 20.86% (17.72)% 45.01%
Ratios to Average Net Assets:
Net Expenses(f)(g) 2.02% 2.02% 2.02% 2.02% 2.02% 2.02%
Net Investment Income (Loss)(f) (0.99)% (1.22)% (1.04)% (0.73)% (0.62)% (0.93)%
Gross Expenses(f)(g) 4.72% 4.93% 4.02% 2.85% 2.46% 2.32%
Supplemental Data:
Net Assets at end of period (000's) $483 $505 $550 $919 $1,545 $2,371
Portfolio Turnover(d)(h) 80% 92% 81% 88% 49% 61%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

17
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Diversified Stock Fund
Class I
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Net Asset Value, Beginning of Period $23.53 $22.19 $19.81 $17.85 $24.88 $17.37
Investment Activities:
Net investment income (loss)(b) 0.05(c) —(d) 0.03 0.09 0.08 0.05
Net realized and unrealized gains (losses) 5.97 3.67 4.33 3.64 (3.67) 7.94
Total from Investment Activities 6.02 3.67 4.36 3.73 (3.59) 7.99
Distributions to Shareholders from:
Net investment income (0.08) — (0.01) (0.08) (0.08) (0.02)
Net realized gains (2.74) (2.33) (1.97) (1.69) (3.36) (0.46)
Total Distributions (2.82) (2.33) (1.98) (1.77) (3.44) (0.48)
Net Asset Value, End of Period $26.73 $23.53 $22.19 $19.81 $17.85 $24.88
Total Return(e)(f) 26.96% 17.00% 23.90% 22.29% (17.09)% 46.79%
Ratios to Average Net Assets:
Net Expenses(g)(h) 0.83% 0.83% 0.83% 0.83% 0.83% 0.83%
Net Investment Income (Loss)(g) 0.21% —%(i) 0.14% 0.47% 0.57% 0.24%
Gross Expenses(g)(h) 0.83% 0.85% 0.86% 0.86% 0.85% 0.85%
Supplemental Data:
Net Assets at end of period (000's) $37,338 $28,688 $27,087 $23,984 $21,933 $27,856
Portfolio Turnover(e)(j) 80% 92% 81% 88% 49% 61%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the class level expenses recognized.
(d) Amount is less than $0.005 per share.
(e) Not annualized for periods less than one year.
(f) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(g) Annualized for periods less than one year.
(h) Does not include acquired fund fees and expenses, if any.
(i) Amount is less than 0.005%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
18
See notes to financial statements.
Victory Diversified Stock Fund
Class R
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Net Asset Value, Beginning of Period $22.33 $21.27 $19.15 $17.32 $24.25 $17.01
Investment Activities:
Net investment income (loss)(b) (0.07) (0.11) (0.08) (0.01) 0.01 (0.06)
Net realized and unrealized gains (losses) 5.65 3.50 4.17 3.53 (3.57) 7.76
Total from Investment Activities 5.58 3.39 4.09 3.52 (3.56) 7.70
Distributions to Shareholders from:
Net investment income (0.04) — — —(c) (0.01) —
Net realized gains (2.74) (2.33) (1.97) (1.69) (3.36) (0.46)
Total Distributions (2.78) (2.33) (1.97) (1.69) (3.37) (0.46)
Net Asset Value, End of Period $25.13 $22.33 $21.27 $19.15 $17.32 $24.25
Total Return(d)(e) 26.34% 16.38% 23.25% 21.67% (17.38)% 46.02%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.33% 1.35% 1.36% 1.36% 1.36% 1.35%
Net Investment Income (Loss)(f) (0.28)% (0.52)% (0.39)% (0.07)% 0.05% (0.28)%
Gross Expenses(f)(g) 1.33% 1.35% 1.36% 1.36% 1.36% 1.35%
Supplemental Data:
Net Assets at end of period (000's) $42,770 $38,264 $38,915 $35,836 $36,360 $48,980
Portfolio Turnover(d)(h) 80% 92% 81% 88% 49% 61%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

19
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Diversified Stock Fund
Class R6
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Net Asset Value, Beginning of Period $23.59 $22.23 $19.84 $17.87 $24.91 $17.38
Investment Activities:
Net investment income (loss)(b) 0.07(c) 0.01 0.04 0.09 0.09 0.06
Net realized and unrealized gains (losses) 5.99 3.68 4.34 3.66 (3.69) 7.95
Total from Investment Activities 6.06 3.69 4.38 3.75 (3.60) 8.01
Distributions to Shareholders from:
Net investment income (0.09) — (0.02) (0.09) (0.08) (0.02)
Net realized gains (2.74) (2.33) (1.97) (1.69) (3.36) (0.46)
Total Distributions (2.83) (2.33) (1.99) (1.78) (3.44) (0.48)
Net Asset Value, End of Period $26.82 $23.59 $22.23 $19.84 $17.87 $24.91
Total Return(d)(e) 27.06% 17.06% 23.93% 22.38% (17.08)% 46.89%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.78% 0.78% 0.78% 0.78% 0.78% 0.78%
Net Investment Income (Loss)(f) 0.27% 0.06% 0.19% 0.50% 0.63% 0.29%
Gross Expenses(f)(g) 1.00% 1.12% 1.37% 1.55% 1.36% 1.10%
Supplemental Data:
Net Assets at end of period (000's) $6,079 $4,654 $3,663 $1,927 $863 $4,040
Portfolio Turnover(d)(h) 80% 92% 81% 88% 49% 61%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the class level expenses recognized.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
20
See notes to financial statements.
Victory Diversified Stock Fund
Class Y
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Net Asset Value, Beginning of Period $23.58 $22.24 $19.86 $17.89 $24.93 $17.41
Investment Activities:
Net investment income (loss)(b) 0.04(c) (0.01) 0.02 0.08 0.08 0.05
Net realized and unrealized gains (losses) 6.00 3.68 4.34 3.66 (3.69) 7.95
Total from Investment Activities 6.04 3.67 4.36 3.74 (3.61) 8.00
Distributions to Shareholders from:
Net investment income (0.08) — (0.01) (0.08) (0.07) (0.02)
Net realized gains (2.74) (2.33) (1.97) (1.69) (3.36) (0.46)
Total Distributions (2.82) (2.33) (1.98) (1.77) (3.43) (0.48)
Net Asset Value, End of Period $26.80 $23.58 $22.24 $19.86 $17.89 $24.93
Total Return(d)(e) 26.97% 16.96% 23.83% 22.26% (17.07)% 46.75%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.86% 0.86% 0.86% 0.86% 0.86% 0.86%
Net Investment Income (Loss)(f) 0.18% (0.03)% 0.11% 0.43% 0.55% 0.21%
Gross Expenses(f)(g) 1.08% 1.11% 1.14% 1.09% 0.96% 0.96%
Supplemental Data:
Net Assets at end of period (000's) $2,636 $5,458 $5,556 $4,505 $4,102 $5,029
Portfolio Turnover(d)(h) 80% 92% 81% 88% 49% 61%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the class level expenses recognized.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

21
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Fund for Income
Class A
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Net Asset Value, Beginning of Period $6.85 $6.84 $6.91 $7.32 $7.92 $8.40
Investment Activities:
Net investment income (loss)(b) 0.15 0.14 0.10 0.09 0.03 0.02
Net realized and unrealized gains (losses) 0.04 0.22 0.19 (0.13) (0.38) (0.11)
Total from Investment Activities 0.19 0.36 0.29 (0.04) (0.35) (0.09)
Distributions to Shareholders from:
Net investment income (0.33) (0.35) (0.36) (0.37) (0.25) (0.39)
Total Distributions (0.33) (0.35) (0.36) (0.37) (0.25) (0.39)
Net Asset Value, End of Period $6.71 $6.85 $6.84 $6.91 $7.32 $7.92
Total Return(c)(d) 2.79% 5.52% 4.24% (0.45)% (4.48)% (1.14)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.91% 0.91% 0.91% 0.91% 0.91% 0.91%
Net Investment Income (Loss)(e) 2.23% 2.11% 1.52% 1.29% 0.53% 0.25%
Gross Expenses(e)(f) 0.95% 0.97% 0.97% 0.96% 0.95% 0.92%
Supplemental Data:
Net Assets at end of period (000's) $57,324 $65,228 $70,457 $85,445 $99,353 $128,802
Portfolio Turnover(c)(g) 29% 22% 3% 10% 20% 27%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
22
See notes to financial statements.
Victory Fund for Income
Class C
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Net Asset Value, Beginning of Period $6.76 $6.75 $6.83 $7.23 $7.84 $8.31
Investment Activities:
Net investment income (loss)(b) 0.10 0.09 0.05 0.03 (0.01) (0.05)
Net realized and unrealized gains (losses) 0.03 0.22 0.18 (0.11) (0.39) (0.10)
Total from Investment Activities 0.13 0.31 0.23 (0.08) (0.40) (0.15)
Distributions to Shareholders from:
Net investment income (0.28) (0.30) (0.31) (0.32) (0.21) (0.32)
Total Distributions (0.28) (0.30) (0.31) (0.32) (0.21) (0.32)
Net Asset Value, End of Period $6.61 $6.76 $6.75 $6.83 $7.23 $7.84
Total Return(c)(d) 1.90% 4.65% 3.48% (1.11)% (5.15)% (1.81)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.71% 1.71% 1.71% 1.71% 1.71% 1.71%
Net Investment Income (Loss)(e) 1.43% 1.32% 0.72% 0.48% (0.27)% (0.62)%
Gross Expenses(e)(f) 2.55% 2.37% 2.16% 1.94% 1.84% 1.79%
Supplemental Data:
Net Assets at end of period (000's) $1,515 $1,908 $2,596 $3,967 $6,978 $10,066
Portfolio Turnover(c)(g) 29% 22% 3% 10% 20% 27%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

23
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Fund for Income
Class I
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Net Asset Value, Beginning of Period $6.85 $6.83 $6.91 $7.31 $7.92 $8.39
Investment Activities:
Net investment income (loss)(b) 0.17 0.16 0.12 0.11 0.04 0.04
Net realized and unrealized gains (losses) 0.04 0.23 0.18 (0.12) (0.39) (0.10)
Total from Investment Activities 0.21 0.39 0.30 (0.01) (0.35) (0.06)
Distributions to Shareholders from:
Net investment income (0.35) (0.37) (0.38) (0.39) (0.26) (0.41)
Total Distributions (0.35) (0.37) (0.38) (0.39) (0.26) (0.41)
Net Asset Value, End of Period $6.71 $6.85 $6.83 $6.91 $7.31 $7.92
Total Return(c)(d) 3.05% 5.79% 4.52% (0.05)% (4.45)% (0.77)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.64% 0.64% 0.64% 0.64% 0.64% 0.64%
Net Investment Income (Loss)(e) 2.49% 2.38% 1.79% 1.55% 0.80% 0.48%
Gross Expenses(e)(f) 0.69% 0.71% 0.71% 0.70% 0.68% 0.67%
Supplemental Data:
Net Assets at end of period (000's) $186,249 $181,363 $170,896 $205,132 $284,230 $385,332
Portfolio Turnover(c)(g) 29% 22% 3% 10% 20% 27%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
24
See notes to financial statements.
Victory Fund for Income
Class R
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Net Asset Value, Beginning of Period $6.86 $6.84 $6.92 $7.33 $7.93 $8.40
Investment Activities:
Net investment income (loss)(b) 0.15 0.14 0.10 0.09 0.03 0.02
Net realized and unrealized gains (losses) 0.04 0.23 0.18 (0.13) (0.38) (0.10)
Total from Investment Activities 0.19 0.37 0.28 (0.04) (0.35) (0.08)
Distributions to Shareholders from:
Net investment income (0.33) (0.35) (0.36) (0.37) (0.25) (0.39)
Total Distributions (0.33) (0.35) (0.36) (0.37) (0.25) (0.39)
Net Asset Value, End of Period $6.72 $6.86 $6.84 $6.92 $7.33 $7.93
Total Return(c)(d) 2.78% 5.51% 4.24% (0.45)% (4.48)% (1.03)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.91% 0.91% 0.91% 0.91% 0.91% 0.91%
Net Investment Income (Loss)(e) 2.22% 2.11% 1.52% 1.28% 0.54% 0.23%
Gross Expenses(e)(f) 1.02% 1.02% 1.02% 1.00% 0.98% 0.93%
Supplemental Data:
Net Assets at end of period (000's) $12,140 $14,262 $15,641 $13,784 $17,973 $23,613
Portfolio Turnover(c)(g) 29% 22% 3% 10% 20% 27%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

25
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Fund for Income
Class R6
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Net Asset Value, Beginning of Period $6.84 $6.83 $6.89 $7.30 $7.91 $8.38
Investment Activities:
Net investment income (loss)(b) 0.17 0.16 0.12 0.11 0.04 0.04
Net realized and unrealized gains (losses) 0.04 0.22 0.20 (0.13) (0.39) (0.10)
Total from Investment Activities 0.21 0.38 0.32 (0.02) (0.35) (0.06)
Distributions to Shareholders from:
Net investment income (0.35) (0.37) (0.38) (0.39) (0.26) (0.41)
Total Distributions (0.35) (0.37) (0.38) (0.39) (0.26) (0.41)
Net Asset Value, End of Period $6.70 $6.84 $6.83 $6.89 $7.30 $7.91
Total Return(c)(d) 3.06% 5.65% 4.84% (0.18)% (4.44)% (0.77)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.63% 0.63% 0.63% 0.63% 0.63% 0.63%
Net Investment Income (Loss)(e) 2.50% 2.38% 1.80% 1.56% 0.83% 0.46%
Gross Expenses(e)(f) 0.66% 0.69% 0.67% 0.65% 0.63% 0.64%
Supplemental Data:
Net Assets at end of period (000's) $24,485 $24,862 $14,658 $23,861 $27,174 $29,691
Portfolio Turnover(c)(g) 29% 22% 3% 10% 20% 27%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
26
See notes to financial statements.
Victory Fund for Income
Class Y
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Net Asset Value, Beginning of Period $6.85 $6.83 $6.90 $7.31 $7.92 $8.40
Investment Activities:
Net investment income (loss)(b) 0.16 0.16 0.12 0.10 0.04 0.03
Net realized and unrealized gains (losses) 0.04 0.22 0.19 (0.12) (0.39) (0.11)
Total from Investment Activities 0.20 0.38 0.31 (0.02) (0.35) (0.08)
Distributions to Shareholders from:
Net investment income (0.34) (0.36) (0.38) (0.39) (0.26) (0.40)
Total Distributions (0.34) (0.36) (0.38) (0.39) (0.26) (0.40)
Net Asset Value, End of Period $6.71 $6.85 $6.83 $6.90 $7.31 $7.92
Total Return(c)(d) 2.98% 5.72% 4.60% (0.26)% (4.46)% (0.94)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.71% 0.71% 0.71% 0.71% 0.71% 0.71%
Net Investment Income (Loss)(e) 2.42% 2.31% 1.72% 1.46% 0.72% 0.40%
Gross Expenses(e)(f) 0.71% 0.72% 0.72% 0.74% 0.72% 0.71%
Supplemental Data:
Net Assets at end of period (000's) $50,665 $45,212 $50,937 $45,084 $82,168 $120,588
Portfolio Turnover(c)(g) 29% 22% 3% 10% 20% 27%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

27
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Fund for Income
Member Class
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
November 3,
2020(b)
through
October 31,
2021
Net Asset Value, Beginning of Period $6.88 $6.86 $6.93 $7.34 $7.95 $8.41
Investment Activities:
Net investment income (loss)(c) 0.16 0.15 0.12 0.10 0.04 0.04
Net realized and unrealized gains (losses) 0.04 0.23 0.19 (0.12) (0.39) (0.13)
Total from Investment Activities 0.20 0.38 0.31 (0.02) (0.35) (0.09)
Distributions to Shareholders from:
Net investment income (0.34) (0.36) (0.38) (0.39) (0.26) (0.37)
Total Distributions (0.34) (0.36) (0.38) (0.39) (0.26) (0.37)
Net Asset Value, End of Period $6.74 $6.88 $6.86 $6.93 $7.34 $7.95
Total Return(d)(e) 2.94% 5.66% 4.54% (0.29)% (4.49)% (1.08)%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.75% 0.75% 0.75% 0.75% 0.75% 0.75%
Net Investment Income (Loss)(f) 2.37% 2.25% 1.68% 1.45% 0.73% 0.52%
Gross Expenses(f)(g) 1.26% 1.53% 2.00% 1.59% 2.85% 4.45%
Supplemental Data:
Net Assets at end of period (000's) $5,361 $3,733 $1,799 $1,369 $1,238 $877
Portfolio Turnover(d)(h) 29% 22% 3% 10% 20% 27%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
28
See notes to financial statements.
Victory Investment Grade Convertible Fund
Class A
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Net Asset Value, Beginning of Period $17.99 $17.14 $16.35 $16.30 $19.97 $17.31
Investment Activities:
Net investment income (loss)(b) 0.42 0.34 0.24 0.28 0.18 0.22
Net realized and unrealized gains (losses) 1.08 0.92 0.97 0.27 (2.07) 3.27
Total from Investment Activities 1.50 1.26 1.21 0.55 (1.89) 3.49
Distributions to Shareholders from:
Net investment income (0.39) (0.41) (0.42) (0.36) (1.45) (0.83)
Net realized gains (0.19) — — (0.14) (0.33) —
Total Distributions (0.58) (0.41) (0.42) (0.50) (1.78) (0.83)
Net Asset Value, End of Period $18.91 $17.99 $17.14 $16.35 $16.30 $19.97
Total Return(c)(d) 8.49% 7.39% 7.50% 3.50% (10.32)% 20.62%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.26% 1.27% 1.25% 1.20% 1.22% 1.39%
Net Investment Income (Loss)(e) 2.29% 1.90% 1.47% 1.75% 1.48% 1.12%
Gross Expenses(e)(f) 1.26% 1.27% 1.25% 1.20% 1.22% 1.41%
Supplemental Data:
Net Assets at end of period (000's) $13,996 $14,501 $16,127 $17,827 $18,981 $21,644
Portfolio Turnover(c)(g) 27% 24% 36% 22% 17% 28%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

29
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Investment Grade Convertible Fund
Class I
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Net Asset Value, Beginning of Period $18.02 $17.16 $16.35 $16.29 $19.98 $17.32
Investment Activities:
Net investment income (loss)(b) 0.48 0.40 0.29 0.33 0.22 0.31
Net realized and unrealized gains (losses) 1.08 0.91 0.99 0.27 (2.08) 3.27
Total from Investment Activities 1.56 1.31 1.28 0.60 (1.86) 3.58
Distributions to Shareholders from:
Net investment income (0.45) (0.45) (0.47) (0.40) (1.50) (0.92)
Net realized gains (0.19) — — (0.14) (0.33) —
Total Distributions (0.64) (0.45) (0.47) (0.54) (1.83) (0.92)
Net Asset Value, End of Period $18.94 $18.02 $17.16 $16.35 $16.29 $19.98
Total Return(c)(d) 8.80% 7.71% 7.92% 3.78% (10.20)% 21.19%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.95% 0.95% 0.94% 0.92% 0.91% 0.93%
Net Investment Income (Loss)(e) 2.60% 2.22% 1.75% 2.01% 1.82% 1.59%
Gross Expenses(e)(f) 0.95% 0.95% 0.94% 0.92% 0.91% 0.93%
Supplemental Data:
Net Assets at end of period (000's) $225,227 $235,925 $246,592 $295,985 $425,954 $403,122
Portfolio Turnover(c)(g) 27% 24% 36% 22% 17% 28%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
30
See notes to financial statements.
Victory Investment Grade Convertible Fund
Member Class
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
November 3,
2020(b)
through
October 31,
2021
Net Asset Value, Beginning of Period $18.80 $17.89 $17.03 $16.95 $20.71 $17.36
Investment Activities:
Net investment income (loss)(c) 0.47 0.39 0.28 0.32 0.21 0.26
Net realized and unrealized gains (losses) 1.14 0.95 1.02 0.28 (2.16) 3.31
Total from Investment Activities 1.61 1.34 1.30 0.60 (1.95) 3.57
Distributions to Shareholders from:
Net investment income (0.42) (0.43) (0.44) (0.38) (1.48) (0.22)
Net realized gains (0.19) — — (0.14) (0.33) —
Total Distributions (0.61) (0.43) (0.44) (0.52) (1.81) (0.22)
Net Asset Value, End of Period $19.80 $18.80 $17.89 $17.03 $16.95 $20.71
Total Return(d)(e) 8.70% 7.53% 7.73% 3.62% (10.28)% 20.63%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.10% 1.10% 1.10% 1.10% 1.10% 1.10%
Net Investment Income (Loss)(f) 2.43% 2.08% 1.61% 1.89% 1.67% 1.30%
Gross Expenses(f)(g) 1.73% 1.85% 1.98% 1.76% 3.79% 9.99%
Supplemental Data:
Net Assets at end of period (000's) $2,373 $2,151 $1,986 $1,720 $1,058 $512
Portfolio Turnover(d)(h) 27% 24% 36% 22% 17% 28%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
June 30, 2026
Victory Portfolios
31
1. Organization:
Victory Portfolios (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 29 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of the following three funds (collectively, the “Funds” and individually, a “Fund”). Each
Fund is classified as diversified under the 1940 Act.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing Committee (the
“Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory Diversified Stock Fund Diversified Stock Fund A, C, I, R, R6, and Y
Victory Fund for Income Fund for Income A, C, I, R, R6, Y, and Member Class
Victory Investment Grade Convertible Fund Investment Grade Convertible Fund A, I, and Member Class

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios
32
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause each Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of June 30, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (amounts in thousands):
As of June 30, 2026, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassified to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Funds may purchase shares of an ETF to gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Investment transactions are recorded on trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis. Interest income is accrued daily and recorded using the effective interest method, which includes the amortization of premiums and accretion of discounts on debt securities. Paydown gains or losses on applicable securities, if any, are recorded as components of
Interest income on the Statements of Operations.
Withholding taxes on foreign dividends, interest, and capital gains have been provided for in accordance with the applicable tax rules and rates of each respective country.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value
Level 1 Level 2 Level 3 Total
Diversified Stock Fund
Common Stocks ............................................... $ 388,892 $ — $ — $ 388,892
Exchange-Traded Funds ......................................... 7,256 — — 7,256
Total ....................................................... $ 396,148 $ — $ — $ 396,148
Fund for Income
Collateralized Mortgage Obligations ................................ — 5,227 — 5,227
U.S. Government Agency Mortgages ................................ — 233,253 — 233,253
U.S. Treasury Obligations ........................................ — 67,541 — 67,541
Short-Term Investments ......................................... 100 29,610 — 29,710
Total ....................................................... $ 100 $ 335,631 $ — $ 335,731
Investment Grade Convertible Fund
Convertible Corporate Bonds ..................................... — 165,930 — 165,930
Convertible Preferred Stocks ...................................... 69,219 — — 69,219
Short-Term Investments ......................................... 10,181 — — 10,181
Total ....................................................... $ 79,400 $ 165,930 $ — $ 245,330

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios
33
of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of June 30, 2026 (amounts in thousands):
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.
For the year ended June 30, 2026, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended June 30, 2026, were as follows (amounts in thousands):
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Investment Grade Convertible Fund .................................... $ 9,918 $ — $ 10,181
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Diversified Stock Fund ............................................ $ 293,799 $ 322,203 $ — $ —
Fund for Income ................................................ — — 86,816 91,495
Investment Grade Convertible Fund ................................... 64,516 91,745 — —

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios
34
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the year ended June 30, 2026, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust and Victory Portfolios II. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Prior to August 26, 2025, the tiered rates paid by the Funds were as shown in the table below:
Amounts incurred for the year ended June 30, 2026, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with Chief
Compliance Officer ("CCO"), and implementing new reports required by new rules adopted by the SEC under the 1940 Act. Amounts incurred for the year ended June 30, 2026, are reflected on the Statements of Operations as Sub-Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with
Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust and Victory Portfolios II, in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended June 30,
2026, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Funds’ transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of its reasonable out-of-pocket expenses incurred in providing these services.  Amounts incurred for the year ended June 30, 2026, are reflected on the Statements of Operations as Transfer agent fees.
Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for the Member Class. Amounts incurred for the year ended June 30, 2026, if any, are reflected on the Statements of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Funds have entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service
Adviser Fee Tier Rates
Up to $800 million
Over $800 million —
$2.4 billion Over $2.4 billion
Diversified Stock Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.65%, plus 0.60%, plus 0.55%
Up to $400 million
Over $400 million —
$800 million Over $800 million
Fund for Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%, plus 0.45%, plus 0.40%
Investment Grade Convertible Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75%, plus 0.65%, plus 0.60%
Net Assets
Up to $15 billion Over $15 billion — $30 billion Over $30 billion — $85 billion Over $85 billion
0.08%, plus 0.05%, plus 0.04%, plus 0.03%
Net Assets
Up to $15 billion Over $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios
35
providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Amounts incurred for the year ended June 30,
2026, are reflected on the Statements of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale and/or servicing of Class A, Class C, and Class R. Amounts incurred for the year ended June 30, 2026, are reflected on the Statements of
Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the year ended June 30, 2026, the
Distributor received the following from commissions earned in connection with sales of Class A (amounts in thousands):
 (a) Rounds to less than $1 thousand.
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended June
30, 2026, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse the expenses to the extent that ordinary operating expenses incurred by certain classes of the Funds in any fiscal year exceed the expense limits for the Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business were excluded from the expense limits. As of June 30, 2026, the expense limits (excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2026.
For the year ended June 30, 2026, the following recoupment amounts were paid to the Adviser (amounts in thousands):
6
The dates in the table below represent the fiscal year-end in which the 36-month recoupment period expires. As of June 30, 2026, these amounts are available to be repaid to the Adviser (amounts in thousands):
Class A Class C Class R
Diversified Stock Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
Fund for Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.25%
Investment Grade Convertible Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% N/A N/A
Amount
Diversified Stock Fund ................................................................................. $ 1
Fund for Income ..................................................................................... —(a)
Investment Grade Convertible Fund ........................................................................ —(a)
In effect until October 31, 2026
Class A Class C Class I Class R Class R6 Class Y
Member
Class
Diversified Stock Fund . . . . . . . . . . . . . . . . . . . . . . . . . N/A 2.02% 0.83% N/A 0.78% 0.86% N/A
Fund for Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.91% 1.71% 0.64% 0.91% 0.63% 0.71% 0.75%
Investment Grade Convertible Fund . . . . . . . . . . . . . . . . . . 1.39% N/A N/A N/A N/A N/A 1.10%
Amount
Diversified Stock Fund ................................................................................. $ 1
Fund for Income ..................................................................................... 2

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios
36
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Funds in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended June 30, 2026.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
5. Risks:
The following describes principal risks that you may assume as an investor in each Fund. Each Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Funds may be subject to other risks in addition to these identified risks.
General Market Risk — Overall market risks may affect the value of the Fund(s). Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises, imposition of tariffs, sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, economic conditions, market events and public health crises and responses by governments and companies to such developments. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
Interest Rate Risk —  The Fund(s) is (are) subject to credit and interest rate risk with respect to fixed income securities. Credit risk refers to the ability of an issuer to make timely payments of interest and principal. Interest rates may rise or the rate of inflation may increase, impacting the value of investments in fixed income securities. A debt issuer’s credit quality may be downgraded or an issuer may default. Interest rates may fluctuate due to changes in governmental fiscal policy initiatives and resulting market reaction to those initiatives.
Equity Securities Risk — The values of the equity securities in which a Fund invests may decline in response to developments affecting individual companies and/or general market economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors.  Price changes may be temporary or may last for extended periods. Equity securities have the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Large-Capitalization Stock Risk — The securities of large-sized companies may underperform the securities of smaller-sized companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.
June 30, 2027 June 30, 2028 June 30, 2029 Total
Diversified Stock Fund ................................................. $ 49 $ 47 $ 37 $ 133
Fund for Income ..................................................... 244 235 175 654
Investment Grade Convertible Fund ........................................ 17 16 15 48

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios
37
Prepayment Risk — The amounts that the Fund(s) receive(s) as interest, sale proceeds or amounts received as a result of prepayment of asset-
backed or mortgage-related securities may be reinvested at lower interest rates.
Convertible Securities Risk — Convertible securities rank senior to the issuer’s common stock, but may be subordinate to senior debt obligations. In part, the total return for a convertible security may depend upon the performance of the underlying stock into which it can be converted. Synthetic convertibles may respond differently to market fluctuations than traditional convertible securities. They are also subject to counterparty risk.
Sector Focus Risk —   To the extent the Fund(s) focus in one or more sectors, such as the information technology sector or financial sector, market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s (or Funds’)  investments and could make the Fund’s (or Funds’) performance more volatile.
Information Technology Sector Risk — Companies in the information technology sector face intense competition, both domestically and internationally. These companies may be smaller or newer and may have limited product lines, markets, financial resources, or personnel.
The products of companies in the information technology sector may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates, and competition for the services of qualified personnel. These com-
panies may be developing or marketing new products or services for which markets are not yet established and may never become established.
Financials Sector Risk — Companies in the financials sector are subject to extensive government regulation, which may limit both the amounts and types of loans and other financial commitments that companies in this sector can make, and the interest rates and fees that these companies can charge. Profitability can be largely dependent on the availability and cost of capital and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Financial difficulties of borrowers can negatively affect the financials sector. Insurance companies can be subject to severe price competition. The financials sector can be subject to relatively rapid change as dis-
tinctions between financial service segments become increasingly blurred.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Portfolios II, and Victory Portfolios III (collectively, the “Victory Funds Complex”), in the aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended June 30, 2026, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 23, 2026, the agreement was renewed with a termination date of June 21, 2027, and the annual commitment fee of 0.15% remained unchanged. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The Funds had no borrowings under the Line of Credit agreement during the year ended June 30, 2026.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the year ended
June 30, 2026, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended June 30, 2026.
7. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
Borrower or
Lender
Amount
Outstanding at
June 30, 2026
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Diversified Stock Fund ............................ Borrower $ — $ 1,098 4.23% $ 1,484

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios
38
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders)
are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification, utilized earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
As of June 30, 2026, on the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows (amounts in thousands):
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
As of June 30, 2026, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, amortization and accretion, contingent payment debt instruments, deemed dividends on Convertible Debt under Sec. 305(c), and passive foreign investment company adjustments.
As of June 30, 2026, the Funds had net capital loss carryforwards as shown in the table below (amounts in thousands).  It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
As of June 30, 2026, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
Declared Paid
Diversified Stock Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
Fund for Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Investment Grade Convertible Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
Total
Accumulated
Earnings
(Loss) Capital
Diversified Stock Fund ....................................................................... $ (1,410) $ 1,410
Investment Grade Convertible Fund .............................................................. (488) 488
Year Ended June 30, 2026
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Diversified Stock Fund ...................................................... $ 10,744 $ 28,850 $ 39,594
Fund for Income .......................................................... 16,747 — 16,747
Investment Grade Convertible Fund ............................................. 5,986 2,556 8,542
Year Ended June 30, 2025
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Diversified Stock Fund ...................................................... $ 12,880 $ 19,546 $ 32,426
Fund for Income .......................................................... 17,340 — 17,340
Investment Grade Convertible Fund ............................................. 6,087 629 6,716
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Diversified Stock Fund ................. $ 5,877 $ 24,614 $ 30,491 $ — $ 161,143 $ 191,634
Fund for Income ..................... 2,056 — 2,056 (437,226) (22,122) (457,292)
Investment Grade Convertible Fund ........ 2,624 3,994 6,618 — 16,969 23,587
Short-Term
Amount
Long-Term
Amount Total
Fund for Income ...................................................... $ (135,328) $ (301,898) $ (437,226)

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios
39
8. Segment Reporting:
The Adviser’s Management Committee acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund’s single investment objective. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets”
and significant segment expenses are listed on the accompanying Statements of Operations.
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Diversified Stock Fund ................................ $ 235,005 $ 163,840 $ (2,697) $ 161,143
Fund for Income .................................... 357,853 18 5 (22,30 7 ) (22,122)
Investment Grade Convertible Fund ....................... 228,361 25,183 (8,214) 16,969

40
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Victory Portfolios
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Victory Portfolios, comprising the funds listed below (the “Funds”), as of June 30, 2026, the related statements of operations, and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Victory Capital Management Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
August 24, 2026
Fund Name
Statements of
Operations
Statements of Changes
in Net Assets Financial Highlights
Victory Diversified Stock Fund,
Victory Fund for Income,
Victory Investment Grade Convertible
Fund
For the year ended June 30, 2026 For the years ended June 30, 2026, and 2025
For the years ended June 30, 2026,
2025, 2024, 2023, the eight months
ended June 30, 2022, and year ended
October 31, 2021

Supplemental Information
June 30, 2026
Victory Portfolios
41
(Unaudited)
Additional Federal Income Tax Information
For the fiscal year ended June 30, 2026, the Funds hereby designate the maximum amount allowable of their net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of:
For the year ended June 30, 2026, the following Funds designated short-term capital gain distributions in the amount of (in thousands):
For the year ended June 30, 2026, the following Funds designated long-term capital gain distributions in the amount of (in thousands):
Percent
Diversified Stock Fund ............................................................................... 22%
Investment Grade Convertible Fund ...................................................................... 35%
Amount
Diversified Stock Fund ............................................................................... $ 10,184
Investment Grade Convertible Fund ...................................................................... 43
Amount
Diversified Stock Fund ............................................................................... $ 29,833
Investment Grade Convertible Fund ...................................................................... 3,002

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
VP-AR (6/26)

June 30, 2026
Annual: Full Financials
Victory Sycamore Established Value Fund
Victory Sycamore Small Company Opportunity Fund

Victory
Portfolios
1
Schedules of Portfolio Investments (Form N-CSR Item 6)
Victory Sycamore Established Value Fund
3
Victory Sycamore Small Company Opportunity Fund
5
Financial Statements (Form N-CSR Item 7)
Statements of Assets and Liabilities
8
Statements of Operations
9
Statements of Changes in Net Assets
10
Financial Highlights
13
Notes to Financial Statements (Form N-CSR Item 7) 24
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 32
Supplemental Information (Unaudited)
Additional Federal Income Tax Information
33

2
Call Victory at:
800-539-FUND (800-539-3863)
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call
800-539-3863 and Form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios
Victory Sycamore Established Value Fund
3
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (97.8%)
Consumer Discretionary (12.7%):
Aptiv PLC(a) .......................................................... 875,000 $ 53,708
Aramark ............................................................. 4,095,000 233,005
AutoZone, Inc.(a) ....................................................... 65,500 209,334
BorgWarner, Inc. ....................................................... 3,335,000 221,444
Expedia Group, Inc. ..................................................... 270,000 69,088
Hilton Worldwide Holdings, Inc. ............................................ 699,000 230,992
Lowe's Cos., Inc. ....................................................... 1,270,000 280,022
Penske Automotive Group, Inc. ............................................. 1,195,000 213,845
Texas Roadhouse, Inc., Class A ............................................. 1,245,000 240,571
Williams-Sonoma, Inc. ................................................... 870,000 202,797
1,954,806
Consumer Staples (4.8%):
Archer-Daniels-Midland Co. ............................................... 2,814,000 214,990
Casey's General Stores, Inc. ............................................... 79,000 62,788
Coca-Cola Consolidated, Inc. .............................................. 570,000 108,824
U.S. Foods Holding Corp.(a) ............................................... 3,535,000 361,454
748,056
Energy (6.7%):
Baker Hughes Co., Class A ................................................ 2,820,000 156,510
Chord Energy Corp. ..................................................... 1,135,000 129,730
Devon Energy Corp. ..................................................... 4,730,000 195,444
Expand Energy Corp. .................................................... 1,980,000 180,556
Halliburton Co. ........................................................ 6,080,000 206,416
SLB Ltd. ............................................................. 3,640,000 169,224
1,037,880
Financials (7.5%):
American Financial Group, Inc. ............................................. 1,170,000 163,730
LPL Financial Holdings, Inc. ............................................... 250,000 70,420
Old Republic International Corp. ............................................ 4,115,000 168,386
Raymond James Financial, Inc. ............................................. 1,510,000 229,565
The Hartford Insurance Group, Inc. .......................................... 1,790,000 237,211
Truist Financial Corp. .................................................... 5,820,000 289,952
1,159,264
Health Care (8.9%):
Centene Corp.(a) ....................................................... 2,195,000 140,897
Labcorp Holdings, Inc. ................................................... 1,445,000 404,600
Molina Healthcare, Inc.(a) ................................................ 1,435,000 328,185
Quest Diagnostics, Inc. ................................................... 1,055,000 223,607
Revvity , Inc. .......................................................... 2,415,000 268,693
1,365,982
Industrials (23.7%):
AGCO Corp. .......................................................... 1,005,000 120,298
API Group Corp.(a) ..................................................... 1,710,000 72,418
C.H. Robinson Worldwide, Inc. ............................................. 904,010 170,261
CACI International, Inc., Class A(a) ......................................... 360,000 166,774
Carrier Global Corp. ..................................................... 3,710,000 272,128
Crane Co. ............................................................ 955,000 213,032
CSX Corp. ............................................................ 5,325,000 253,097
FTI Consulting, Inc.(a) ................................................... 1,070,000 159,441
Hubbell, Inc., Class B .................................................... 550,000 287,760
IDEX Corp. ........................................................... 1,085,000 246,241
Knight-Swift Transportation Holdings, Inc., Class A .............................. 2,970,000 231,274
L3Harris Technologies, Inc. ............................................... 605,000 175,807
Lincoln Electric Holdings, Inc. ............................................. 980,000 260,200
Regal Rexnord Corp. .................................................... 930,000 221,517
Republic Services, Inc., Class A ............................................ 810,000 172,595
StandardAero, Inc.(a)(b) .................................................. 7,120,000 212,959
The Toro Co. .......................................................... 2,448,000 238,484

Victory Portfolios
Victory Sycamore Established Value Fund
4
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Xylem, Inc. ........................................................... 1,505,000 $ 177,906
3,652,192
Information Technology (11.6%):
Akamai Technologies, Inc.(a) .............................................. 1,420,000 167,858
CDW Corp. ........................................................... 875,000 123,060
F5, Inc.(a) ............................................................ 470,000 195,501
IPG Photonics Corp.(a) ................................................... 955,000 112,041
Keysight Technologies, Inc.(a) ............................................. 850,000 297,560
Microchip Technology, Inc. ................................................ 3,375,000 307,800
MKS, Inc. ............................................................ 335,000 149,008
Okta, Inc., Class A(a) .................................................... 1,289,000 175,884
Trimble, Inc.(a) ........................................................ 2,275,000 116,434
Zebra Technologies Corp.(a) ............................................... 550,000 144,793
1,789,939
Materials (10.2%):
Amrize Ltd.(a)(b) ....................................................... 3,315,000 176,689
AptarGroup, Inc. ....................................................... 1,858,000 232,622
CF Industries Holdings, Inc. ............................................... 1,322,000 143,120
DuPont de Nemours, Inc. ................................................. 1,667,333 226,157
Packaging Corp. of America ............................................... 1,285,000 306,190
RPM International, Inc. .................................................. 2,710,000 301,216
Steel Dynamics, Inc. ..................................................... 820,000 188,157
1,574,151
Real Estate (6.1%):
Camden Property Trust ................................................... 2,220,000 254,168
Equity LifeStyle Properties, Inc. ............................................ 3,450,000 222,353
Lamar Advertising Co., Class A ............................................. 1,695,000 264,386
NNN REIT, Inc. ........................................................ 4,259,000 198,171
939,078
Utilities (5.6%):
Alliant Energy Corp. .................................................... 4,250,000 324,233
American Water Works Co., Inc. ............................................ 1,932,000 254,213
CMS Energy Corp. ...................................................... 3,665,000 280,372
858,818
Total Common Stocks (Cost $11,727,101)
a
a
a
15,080,166
Short-Term Investments (0.1%)
Collateral for Securities Loaned (0.1%):^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.52%(c) ........ 4,203,967 4,204
HSBC U.S. Government Money Market Fund, Institutional Shares, 3.55%(c) ............ 4,203,967 4,204
Invesco Government & Agency Portfolio, Institutional Shares, 3.56%(c) ............... 4,203,967 4,204
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.55%(c) . 4,203,967 4,204
16,816
Total Short-Term Investments (Cost $16,816)
a
a
a
16,816
Total Investments (Cost $11,743,917) — 97.9% 15,096,982
Other assets in excess of liabilities —  2.1% 318,182
NET ASSETS - 100.00% $ 15,415,164
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on June 30, 2026.
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios
Victory Sycamore Small Company Opportunity Fund
5
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (96.2%)
Communication Services (1.0%):
Madison Square Garden Sports Corp. (a) ....................................... 119,000 $ 47,819
Consumer Discretionary (10.9%):
Boyd Gaming Corp. ..................................................... 560,000 49,465
Callaway Golf Co. (a) .................................................... 1,545,000 29,031
Capri Holdings Ltd. (a) ................................................... 1,385,000 25,719
Cavco Industries, Inc. (a) .................................................. 79,000 48,536
Dorman Products, Inc. (a) ................................................. 350,000 47,757
Graham Holdings Co. , Class B ............................................. 42,700 48,739
Mobileye Global, Inc. , Class A (a) (b) ......................................... 1,795,000 17,376
OneSpaWorld Holdings Ltd. ............................................... 2,260,000 63,822
Phinia, Inc. ........................................................... 475,000 39,126
Stride, Inc. (a) .......................................................... 350,000 30,184
The Gap, Inc. .......................................................... 2,708,000 50,585
Versigent PLC (a) ....................................................... 825,000 34,658
Visteon Corp. .......................................................... 260,000 25,795
510,793
Consumer Staples (4.7%):
Dole PLC ............................................................ 3,210,000 44,041
Interparfums, Inc. ....................................................... 246,000 27,518
PriceSmart, Inc. ........................................................ 178,000 34,771
Sprouts Farmers Market, Inc. (a) (b) .......................................... 261,000 22,075
The Andersons, Inc. ..................................................... 290,000 19,836
The Chefs' Warehouse, Inc. (a) .............................................. 725,000 69,672
217,913
Energy (6.9%):
California Resources Corp. ................................................ 1,090,000 57,628
Gulfport Energy Corp. (a) ................................................. 290,000 49,213
Helmerich & Payne, Inc. .................................................. 1,390,000 45,509
Magnolia Oil & Gas Corp. , Class A .......................................... 1,810,000 46,300
Matador Resources Co. ................................................... 765,000 38,082
Select Water Solutions, Inc. , Class A ......................................... 1,745,000 34,865
Weatherford International PLC ............................................. 655,000 53,382
324,979
Financials (23.0%):
Banner Corp. .......................................................... 435,000 28,901
Bowhead Specialty Holdings, Inc. (a) ......................................... 1,310,000 39,208
Cohen & Steers, Inc. .................................................... 625,000 47,587
Federated Hermes, Inc. , Class B ............................................ 730,000 40,311
FirstCash Holdings, Inc. .................................................. 215,000 46,509
Glacier Bancorp, Inc. (b) .................................................. 1,052,000 54,262
Heritage Financial Corp. .................................................. 1,795,000 53,168
International General Insurance Holdings Ltd. .................................. 38,001 994
Lazard, Inc. , Class A ..................................................... 1,115,000 46,763
NCR Atleos Corp. (a) .................................................... 685,000 29,736
Old National Bancorp .................................................... 2,755,000 71,354
Renasant Corp. ........................................................ 1,770,000 75,296
Selective Insurance Group, Inc. ............................................. 330,000 32,013
ServisFirst Bancshares, Inc. ............................................... 630,000 54,653
SiriusPoint Ltd. (a) ...................................................... 2,400,000 57,600
SouthState Bank Corp. ................................................... 585,000 58,442
Stifel Financial Corp. .................................................... 488,000 34,048
Stock Yards Bancorp, Inc. ................................................. 695,000 53,147
Towne Bank .......................................................... 1,445,000 52,367
UMB Financial Corp. .................................................... 525,000 74,949
United Bankshares, Inc. .................................................. 1,650,000 75,619
Wintrust Financial Corp. .................................................. 310,000 49,823
1,076,750
Health Care (6.8%):
Bio-Rad Laboratories, Inc. , Class A (a) ........................................ 75,000 22,021

Victory Portfolios
Victory Sycamore Small Company Opportunity Fund
6
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Charles River Laboratories International, Inc. (a) ................................. 324,000 $ 73,480
Chemed Corp. ......................................................... 82,000 38,191
Envista Holdings Corp. (a) ................................................. 1,500,000 39,525
Ligand Pharmaceuticals, Inc. (a) ............................................. 154,000 48,678
Pediatrix Medical Group, Inc. (a) ............................................ 2,270,000 57,499
QIAGEN NV .......................................................... 1,005,000 39,295
318,689
Industrials (22.0%):
Alamo Group, Inc. ...................................................... 201,994 33,226
Cardinal Infrastructure Group, Inc. , Class A (a) (b) ................................ 507,000 47,759
Donaldson Co., Inc. ..................................................... 405,000 36,357
Ducommun, Inc. (a) ..................................................... 245,000 45,376
Esab Corp. ............................................................ 380,000 37,479
Fluor Corp. (a) ......................................................... 425,000 22,266
Franklin Electric Co., Inc. ................................................. 535,000 57,347
Gates Industrial Corp. PLC (a) .............................................. 1,445,000 40,417
GXO Logistics, Inc. (a) ................................................... 670,000 33,969
Hayward Holdings, Inc. (a) ................................................ 3,416,000 59,131
Hub Group, Inc. , Class A ................................................. 1,115,000 48,826
JBT Marel Corp. ....................................................... 310,000 44,950
McGrath RentCorp ...................................................... 530,000 64,146
MSA Safety, Inc. ....................................................... 385,000 67,213
MSC Industrial Direct Co., Inc. , Class A ...................................... 420,000 49,959
Rush Enterprises, Inc. , Class A ............................................. 485,000 35,398
Simpson Manufacturing Co., Inc. ........................................... 315,000 65,945
The Gorman-Rupp Co. ................................................... 404,900 37,146
The Timken Co. ........................................................ 365,000 53,042
Watts Water Technologies, Inc. , Class A ....................................... 115,000 45,017
Werner Enterprises, Inc. .................................................. 1,420,000 61,926
WillScot Holdings Corp. .................................................. 1,455,000 41,991
1,028,886
Information Technology (9.7%):
Cohu, Inc. (a) .......................................................... 680,000 50,259
Commvault Systems, Inc. (a) ............................................... 375,000 53,149
Crane NXT Co. (b) ...................................................... 510,000 26,091
Ingram Micro Holding Corp. ............................................... 2,035,000 55,820
Littelfuse, Inc. ......................................................... 62,000 28,230
Photronics, Inc. (a) ...................................................... 1,025,000 33,343
Plexus Corp. (a) ........................................................ 161,000 48,408
Ralliant Corp. ......................................................... 655,000 48,228
Tower Semiconductor Ltd. (a) .............................................. 70,000 18,245
Vishay Intertechnology, Inc. ............................................... 855,000 45,982
Vontier Corp. .......................................................... 1,640,000 47,560
455,315
Materials (5.8%):
Commercial Metals Co. .................................................. 725,000 45,494
Eagle Materials, Inc. ..................................................... 142,000 31,950
H.B. Fuller Co. ........................................................ 580,000 33,808
Innospec, Inc. ......................................................... 500,000 40,695
Quaker Chemical Corp. .................................................. 135,000 21,447
Sensient Technologies Corp. ............................................... 450,000 55,481
Titan America SA (a) (b) .................................................. 2,150,000 40,119
268,994
Real Estate (3.3%):
Four Corners Property Trust, Inc. ............................................ 2,415,000 59,288
Independence Realty Trust, Inc. ............................................. 1,649,000 27,522
Ryman Hospitality Properties, Inc. ........................................... 520,000 66,846
153,656
Utilities (2.1%):
H2O America (b) ....................................................... 575,000 34,943

Victory Portfolios
Victory Sycamore Small Company Opportunity Fund
7
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
IDACORP, Inc. ........................................................ 415,000 $ 62,789
97,732
Total Common Stocks (Cost $3,437,902)
a
a
a
4,501,526
Short-Term Investments (0.9%)
Collateral for Securities Loaned (0.9%):^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .52% (c) ........ 10,303,715 10,303
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .55% (c) ............ 10,303,715 10,304
Invesco Government & Agency Portfolio, Institutional Shares , 3 .56% (c) ............... 10,303,715 10,304
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .55% (c) . 10,303,715 10,304
41,215
Total Short-Term Investments (Cost $41,215)
a
a
a
41,215
Total Investments (Cost $3,479,117) — 97.1% 4,542,741
Other assets in excess of liabilities —  2.9% 135,149
NET ASSETS - 100.00% $ 4,677,890
At June 30, 2026, the Fund's investments in foreign securities were 7.3% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on June 30, 2026.
PLC
—
Public Limited Company

Statements of Assets and Liabilities
June 30, 2026
8
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
Victory Sycamore
Established Value
Fund
Victory Sycamore
Small Company
Opportunity Fund
Assets:
Investments, at value (Cost $11,743,917 and $3,479,117) $ 15,096,982 (a) $ 4,542,741 (b)
Trustee deferred compensation investments, at fair value (Cost $1,429 and $608) 2,055 878
Cash 333,912 146,001
Receivables:
Dividends, interest, and securities lending income 11,853 4,274
Capital shares issued 8,531 2,499
Investments sold 48,821 65,554
Prepaid expenses 177 74
Total Assets 15,502,331 4,762,021
Liabilities:
Payables:
Collateral received on loaned securities 16,816 41,215
Investments purchased 27,263 19,540
Trustee deferred compensation 2,055 878
Capital shares redeemed 33,148 18,892
Accrued expenses and other payables:
Investment advisory fees 5,687 2,905
Administration fees 554 168
Custodian fees 101 31
Transfer agent fees 326 51
Sub-Transfer agent fees 479 188
Compliance fees 10 3
Trustees' fees 1 2
12b-1 fees 222 45
Other accrued expenses 505 213
Total Liabilities 87,167 84,131
Commitments and contingencies (Note 4 )
Net Assets:
Capital 10,701,391 3,122,391
Total accumulated earnings (loss) 4,713,773 1,555,499
Net Assets $ 15,415,164 $ 4,677,890
Net Assets:
Class A $ 1,020,745 $ 204,100
Class C 4,129 —
Class I 3,669,123 2,103,357
Class R 650,087 131,122
Class R6 9,459,053 2,210,450
Class Y 612,027 28,861
Total $ 15,415,164 $ 4,677,890
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 19,941 3,784
Class C 84 —
Class I 71,606 38,278
Class R 13,004 2,729
Class R6 184,484 40,307
Class Y 11,949 531
Total 301,068 85,629
Net asset value, offering and redemption price per share:(c)
Class A $ 51.19 $ 53.94
Class C(d) 49.19 —
Class I 51.24 54.95
Class R 49.99 48.06
Class R6 51.27 54.84
Class Y 51.22 54.35
Maximum Sales Charge — Class A 5.75% 5.75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 54.31 $ 57.23
(a) Includes $16,540 thousand of securities on loan.
(b) Includes $40,437 thousand of securities on loan.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(d) Redemption price per share varies by length of time shares are held.

Statements of Operations
For the Year Ended June 30, 2026
9
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
Victory Sycamore
Established Value
Fund
Victory Sycamore
Small Company
Opportunity Fund
Investment Income:
Dividends $ 290,471 $ 76,940
Interest 12,810 4,171
Interfund lending 57 —
Securities lending (net of fees) 32 187
Foreign tax withholding (177) (95)
Total Income 303,193 81,203
Expenses:
Investment advisory fees 73,320 38,611
Administration fees 7,385 2,315
Sub-Administration fees 17 17
12b-1 fees — Class A 2,811 525
12b-1 fees — Class C 50 —
12b-1 fees — Class R 3,385 713
Custodian fees 623 190
Transfer agent fees — Class A 49 7
Transfer agent fees — Class C 1 —
Transfer agent fees — Class I 130 61
Transfer agent fees — Class R 14 6
Transfer agent fees — Class R6 382 39
Transfer agent fees — Class Y 205 1
Sub-Transfer agent fees — Class A 1,290 310
Sub-Transfer agent fees — Class C 4 —
Sub-Transfer agent fees — Class I 1,977 1,314
Sub-Transfer agent fees — Class R 410 135
Sub-Transfer agent fees — Class Y 646 53
Trustees' fees 985 314
Compliance fees 130 41
Legal and audit fees 589 194
State registration and filing fees 236 113
Other expenses 1,511 611
Total Expenses 96,150 45,570
Expenses waived/reimbursed by Adviser (3) —
Net Expenses 96,147 45,570
Net Investment Income (Loss) 207,046 35,633
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 1,567,427 648,747
Net change in unrealized appreciation/depreciation on investment securities 925,793 641,430
Net realized/unrealized gains (losses) on investments 2,493,220 1,290,177
Change in net assets resulting from operations $ 2,700,266 $ 1,325,810

10
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory Sycamore Established Value
Fund
Victory Sycamore Small Company
Opportunity Fund
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 207,046 $ 229,875 $ 35,633 $ 56,982
Net realized gains (losses) 1,567,427 1,005,897 648,747 366,868
Net change in unrealized appreciation/depreciation 925,793 (399,905) 641,430 (281,221)
Change in net assets resulting from operations 2,700,266 835,867 1,325,810 142,629
Distributions to Shareholders:
Class A (48,896) (140,116) (10,786) (21,636)
Class C (203) (2,212) — —
Class I (185,362) (529,387) (128,188) (242,443)
Class R (29,754) (80,471) (7,963) (15,914)
Class R6 (471,092) (1,094,986) (130,822) (251,804)
Class Y (34,052) (90,161) (3,035) (6,252)
Change in net assets resulting from distributions to shareholders (769,359) (1,937,333) (280,794) (538,049)
Change in net assets resulting from capital transactions (3,806,658) 387,623 (1,972,716) (685,043)
Change in net assets (1,875,751) (713,843) (927,700) (1,080,463)
Net Assets:
Beginning of period 17,290,915 18,004,758 5,605,590 6,686,053
End of period $ 15,415,164 $ 17,290,915 $ 4,677,890 $ 5,605,590

11
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Sycamore Established Value
Fund
Victory Sycamore Small Company
Opportunity Fund
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Capital Transactions:
Class A
Proceeds from shares issued $ 109,156 $ 212,285 $ 23,549 $ 34,832
Distributions reinvested 40,919 119,824 8,986 17,848
Cost of shares redeemed (519,918) (447,692) (93,587) (93,783)
Total Class A $ (369,843) $ (115,583) $ (61,052) $ (41,103)
Class C
Proceeds from shares issued $ 39 $ 309 $ — $ —
Distributions reinvested 197 2,166 — —
Cost of shares redeemed (3,356) (26,802) — —
Total Class C $ (3,120) $ (24,327) $ — $ —
Class I
Proceeds from shares issued $ 484,078 $ 902,495 $ 235,434 $ 363,929
Distributions reinvested 168,324 464,235 121,240 227,529
Cost of shares redeemed (2,131,796) (1,290,939) (1,279,182) (984,936)
Total Class I $ (1,479,394) $ 75,791 $ (922,508) $ (393,478)
Class R
Proceeds from shares issued $ 57,606 $ 105,630 $ 16,131 $ 19,692
Distributions reinvested 29,434 79,888 7,922 15,822
Cost of shares redeemed (220,712) (199,850) (78,417) (56,941)
Total Class R $ (133,672) $ (14,332) $ (54,364) $ (21,427)
Class R6
Proceeds from shares issued $ 1,292,879 $ 1,912,205 $ 226,153 $ 400,043
Distributions reinvested 451,970 1,058,390 127,476 242,861
Cost of shares redeemed (3,305,068) (2,467,139) (1,243,509) (870,517)
Total Class R6 $ (1,560,219) $ 503,456 $ (889,880) $ (227,613)
Class Y
Proceeds from shares issued $ 173,526 $ 134,711 $ 14,454 $ 18,851
Distributions reinvested 32,064 83,176 2,945 6,095
Cost of shares redeemed (466,000) (255,269) (62,311) (26,368)
Total Class Y $ (260,410) $ (37,382) $ (44,912) $ (1,422)
Change in net assets resulting from capital transactions $ (3,806,658) $ 387,623 $ (1,972,716) $ (685,043)

12
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Sycamore Established Value
Fund
Victory Sycamore Small Company
Opportunity Fund
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Share Transactions:
Class A
Issued 2,320 4,423 501 744
Reinvested 890 2,517 195 365
Redeemed (11,037) (9,258) (1,982) (2,019)
Total Class A (7,827) (2,318) (1,286) (910)
Class C
Issued 1 7 — —
Reinvested 4 47 — —
Redeemed (74) (587) — —
Total Class C (69) (533) — —
Class I
Issued 10,256 19,018 4,895 7,707
Reinvested 3,650 9,740 2,588 4,574
Redeemed (45,466) (27,222) (26,675) (20,560)
Total Class I (31,560) 1,536 (19,192) (8,279)
Class R
Issued 1,250 2,215 378 473
Reinvested 656 1,715 193 360
Redeemed (4,750) (4,283) (1,845) (1,350)
Total Class R (2,844) (353) (1,274) (517)
Class R6
Issued 27,410 39,605 4,731 8,524
Reinvested 9,791 22,191 2,727 4,893
Redeemed (69,509) (51,591) (25,865) (18,714)
Total Class R6 (32,308) 10,205 (18,407) (5,297)
Class Y
Issued 3,686 2,762 304 396
Reinvested 697 1,745 64 124
Redeemed (9,822) (5,283) (1,303) (577)
Total Class Y (5,439) (776) (935) (57)
Change in Shares (80,047) 7,761 (41,094) (15,060)

Victory Portfolios
Financial Highlights
For a Share Outstanding Throughout Each Period
13
See notes to financial statements.
Victory Sycamore Established Value Fund
Class A
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Net Asset Value, Beginning of Period $45.36 $48.22 $46.18 $43.91 $51.62 $35.75
Investment Activities:
Net investment income (loss)(b) 0.46 0.46 0.49 0.55 0.49 0.62
Net realized and unrealized gains (losses) 7.52 1.82 4.29 5.21 (4.29) 17.44
Total from Investment Activities 7.98 2.28 4.78 5.76 (3.80) 18.06
Distributions to Shareholders from:
Net investment income (0.47) (0.44) (0.54) (0.55) (0.60) (0.52)
Net realized gains (1.68) (4.70) (2.20) (2.94) (3.31) (1.67)
Total Distributions (2.15) (5.14) (2.74) (3.49) (3.91) (2.19)
Net Asset Value, End of Period $51.19 $45.36 $48.22 $46.18 $43.91 $51.62
Total Return(c)(d) 18.18% 4.31% 10.71% 13.27% (7.99)% 52.05%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.89% 0.89% 0.90% 0.90% 0.90% 0.90%
Net Investment Income (Loss)(e) 0.98% 0.97% 1.06% 1.21% 1.52% 1.32%
Gross Expenses(e)(f) 0.89% 0.89% 0.90% 0.90% 0.90% 0.90%
Supplemental Data:
Net Assets at end of period (000's) $1,020,745 $1,259,617 $1,450,734 $1,630,578 $1,538,933 $1,788,115
Portfolio Turnover(c)(g) 60% 45% 34% 28% 24% 32%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
14
See notes to financial statements.
Victory Sycamore Established Value Fund
Class C
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Net Asset Value, Beginning of Period $43.78 $46.70 $44.80 $42.71 $50.28 $34.89
Investment Activities:
Net investment income (loss)(b) 0.01 0.04 0.12 0.20 0.24 0.26
Net realized and unrealized gains (losses) 7.23 1.78 4.15 5.05 (4.16) 17.00
Total from Investment Activities 7.24 1.82 4.27 5.25 (3.92) 17.26
Distributions to Shareholders from:
Net investment income (0.15) (0.04) (0.17) (0.22) (0.34) (0.20)
Net realized gains (1.68) (4.70) (2.20) (2.94) (3.31) (1.67)
Total Distributions (1.83) (4.74) (2.37) (3.16) (3.65) (1.87)
Net Asset Value, End of Period $49.19 $43.78 $46.70 $44.80 $42.71 $50.28
Total Return(c)(d) 17.04% 3.40% 9.86% 12.40% (8.44)% 50.91%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.84% 1.70% 1.68% 1.66% 1.66% 1.66%
Net Investment Income (Loss)(e) 0.02% 0.09% 0.26% 0.44% 0.75% 0.56%
Gross Expenses(e)(f) 1.89% 1.70% 1.68% 1.66% 1.66% 1.66%
Supplemental Data:
Net Assets at end of period (000's) $4,129 $6,679 $32,040 $49,142 $55,720 $67,718
Portfolio Turnover(c)(g) 60% 45% 34% 28% 24% 32%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

15
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Sycamore Established Value Fund
Class I
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Net Asset Value, Beginning of Period $45.40 $48.26 $46.22 $43.94 $51.66 $35.77
Investment Activities:
Net investment income (loss)(b) 0.61 0.62 0.65 0.70 0.60 0.77
Net realized and unrealized gains (losses) 7.53 1.80 4.29 5.21 (4.30) 17.44
Total from Investment Activities 8.14 2.42 4.94 5.91 (3.70) 18.21
Distributions to Shareholders from:
Net investment income (0.62) (0.58) (0.70) (0.69) (0.71) (0.65)
Net realized gains (1.68) (4.70) (2.20) (2.94) (3.31) (1.67)
Total Distributions (2.30) (5.28) (2.90) (3.63) (4.02) (2.32)
Net Asset Value, End of Period $51.24 $45.40 $48.26 $46.22 $43.94 $51.66
Total Return(c)(d) 18.55% 4.61% 11.06% 13.64% (7.80)% 52.54%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.57% 0.58% 0.58% 0.58% 0.58% 0.58%
Net Investment Income (Loss)(e) 1.29% 1.28% 1.38% 1.53% 1.84% 1.63%
Gross Expenses(e)(f) 0.57% 0.58% 0.58% 0.58% 0.58% 0.58%
Supplemental Data:
Net Assets at end of period (000's) $3,669,123 $4,683,882 $4,904,566 $5,229,565 $4,801,212 $5,315,482
Portfolio Turnover(c)(g) 60% 45% 34% 28% 24% 32%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
16
See notes to financial statements.
Victory Sycamore Established Value Fund
Class R
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Net Asset Value, Beginning of Period $44.36 $47.29 $45.34 $43.18 $50.81 $35.23
Investment Activities:
Net investment income (loss)(b) 0.36 0.36 0.39 0.45 0.42 0.52
Net realized and unrealized gains (losses) 7.34 1.77 4.21 5.11 (4.21) 17.16
Total from Investment Activities 7.70 2.13 4.60 5.56 (3.79) 17.68
Distributions to Shareholders from:
Net investment income (0.39) (0.36) (0.45) (0.46) (0.53) (0.43)
Net realized gains (1.68) (4.70) (2.20) (2.94) (3.31) (1.67)
Total Distributions (2.07) (5.06) (2.65) (3.40) (3.84) (2.10)
Net Asset Value, End of Period $49.99 $44.36 $47.29 $45.34 $43.18 $50.81
Total Return(c)(d) 17.94% 4.06% 10.50% 13.02% (8.11)% 51.74%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.08% 1.09% 1.11% 1.10% 1.11% 1.11%
Net Investment Income (Loss)(e) 0.79% 0.77% 0.86% 1.01% 1.31% 1.11%
Gross Expenses(e)(f) 1.08% 1.09% 1.11% 1.10% 1.11% 1.11%
Supplemental Data:
Net Assets at end of period (000's) $650,087 $703,005 $766,097 $818,127 $780,556 $936,593
Portfolio Turnover(c)(g) 60% 45% 34% 28% 24% 32%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

17
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Sycamore Established Value Fund
Class R6
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Net Asset Value, Beginning of Period $45.43 $48.28 $46.24 $43.96 $51.69 $35.78
Investment Activities:
Net investment income (loss)(b) 0.64 0.64 0.67 0.72 0.61 0.80
Net realized and unrealized gains (losses) 7.52 1.80 4.29 5.21 (4.31) 17.45
Total from Investment Activities 8.16 2.44 4.96 5.93 (3.70) 18.25
Distributions to Shareholders from:
Net investment income (0.64) (0.60) (0.72) (0.71) (0.72) (0.67)
Net realized gains (1.68) (4.69) (2.20) (2.94) (3.31) (1.67)
Total Distributions (2.32) (5.29) (2.92) (3.65) (4.03) (2.34)
Net Asset Value, End of Period $51.27 $45.43 $48.28 $46.24 $43.96 $51.69
Total Return(c)(d) 18.59% 4.64% 11.12% 13.68% (7.77)% 52.62%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.53% 0.54% 0.54% 0.54% 0.54% 0.54%
Net Investment Income (Loss)(e) 1.34% 1.33% 1.43% 1.58% 1.88% 1.68%
Gross Expenses(e)(f) 0.53% 0.54% 0.54% 0.54% 0.54% 0.54%
Supplemental Data:
Net Assets at end of period (000's) $9,459,053 $9,848,562 $9,974,901 $9,353,327 $7,357,481 $7,548,781
Portfolio Turnover(c)(g) 60% 45% 34% 28% 24% 32%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
18
See notes to financial statements.
Victory Sycamore Established Value Fund
Class Y
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Net Asset Value, Beginning of Period $45.39 $48.25 $46.21 $43.94 $51.66 $35.76
Investment Activities:
Net investment income (loss)(b) 0.58 0.58 0.61 0.68 0.58 0.77
Net realized and unrealized gains (losses) 7.52 1.80 4.29 5.19 (4.30) 17.45
Total from Investment Activities 8.10 2.38 4.90 5.87 (3.72) 18.22
Distributions to Shareholders from:
Net investment income (0.59) (0.55) (0.66) (0.66) (0.69) (0.65)
Net realized gains (1.68) (4.69) (2.20) (2.94) (3.31) (1.67)
Total Distributions (2.27) (5.24) (2.86) (3.60) (4.00) (2.32)
Net Asset Value, End of Period $51.22 $45.39 $48.25 $46.21 $43.94 $51.66
Total Return(c)(d) 18.45% 4.53% 10.97% 13.54% (7.82)% 52.49%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.64% 0.66% 0.66% 0.66% 0.61% 0.61%
Net Investment Income (Loss)(e) 1.23% 1.20% 1.31% 1.48% 1.77% 1.62%
Gross Expenses(e)(f) 0.64% 0.66% 0.66% 0.66% 0.61% 0.61%
Supplemental Data:
Net Assets at end of period (000's) $612,027 $789,170 $876,420 $831,766 $589,519 $873,753
Portfolio Turnover(c)(g) 60% 45% 34% 28% 24% 32%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

19
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Sycamore Small Company Opportunity Fund
Class A
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Net Asset Value, Beginning of Period $43.70 $46.62 $47.34 $44.57 $56.52 $37.91
Investment Activities:
Net investment income (loss)(b) 0.17 0.26 0.23 0.16 0.06 0.04
Net realized and unrealized gains (losses) 12.52 0.76 2.08 5.20 (5.54) 18.89
Total from Investment Activities 12.69 1.02 2.31 5.36 (5.48) 18.93
Distributions to Shareholders from:
Net investment income (0.29) (0.24) (0.18) (0.13) (0.05) (0.17)
Net realized gains (2.16) (3.70) (2.85) (2.46) (6.42) (0.15)
Total Distributions (2.45) (3.94) (3.03) (2.59) (6.47) (0.32)
Net Asset Value, End of Period $53.94 $43.70 $46.62 $47.34 $44.57 $56.52
Total Return(c)(d) 30.05% 1.32% 4.91% 12.08% (10.95)% 50.11%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.24% 1.23% 1.26% 1.25% 1.25% 1.24%
Net Investment Income (Loss)(e) 0.36% 0.56% 0.49% 0.33% 0.18% 0.07%
Gross Expenses(e)(f) 1.24% 1.23% 1.26% 1.25% 1.25% 1.24%
Supplemental Data:
Net Assets at end of period (000's) $204,100 $221,592 $278,751 $325,166 $329,556 $424,496
Portfolio Turnover(c)(g) 54% 50% 37% 32% 22% 41%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
20
See notes to financial statements.
Victory Sycamore Small Company Opportunity Fund
Class I
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Net Asset Value, Beginning of Period $44.48 $47.40 $48.08 $45.22 $57.31 $38.40
Investment Activities:
Net investment income (loss)(b) 0.34 0.43 0.41 0.33 0.18 0.22
Net realized and unrealized gains (losses) 12.74 0.76 2.12 5.29 (5.63) 19.13
Total from Investment Activities 13.08 1.19 2.53 5.62 (5.45) 19.35
Distributions to Shareholders from:
Net investment income (0.45) (0.41) (0.36) (0.30) (0.23) (0.29)
Net realized gains (2.16) (3.70) (2.85) (2.46) (6.41) (0.15)
Total Distributions (2.61) (4.11) (3.21) (2.76) (6.64) (0.44)
Net Asset Value, End of Period $54.95 $44.48 $47.40 $48.08 $45.22 $57.31
Total Return(c)(d) 30.48% 1.64% 5.29% 12.50% (10.75)% 50.66%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.89% 0.90% 0.89% 0.89% 0.89% 0.89%
Net Investment Income (Loss)(e) 0.70% 0.90% 0.87% 0.70% 0.53% 0.41%
Gross Expenses(e)(f) 0.89% 0.90% 0.89% 0.89% 0.89% 0.89%
Supplemental Data:
Net Assets at end of period (000's) $2,103,357 $2,556,113 $3,116,541 $3,366,480 $3,211,022 $3,840,013
Portfolio Turnover(c)(g) 54% 50% 37% 32% 22% 41%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

21
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Sycamore Small Company Opportunity Fund
Class R
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Net Asset Value, Beginning of Period $39.19 $42.20 $43.16 $40.87 $52.37 $35.16
Investment Activities:
Net investment income (loss)(b) 0.07 0.15 0.12 0.07 —(c) (0.05)
Net realized and unrealized gains (losses) 11.19 0.71 1.89 4.77 (5.08) 17.52
Total from Investment Activities 11.26 0.86 2.01 4.84 (5.08) 17.47
Distributions to Shareholders from:
Net investment income (0.22) (0.17) (0.12) (0.09) — (0.11)
Net realized gains (2.17) (3.70) (2.85) (2.46) (6.42) (0.15)
Total Distributions (2.39) (3.87) (2.97) (2.55) (6.42) (0.26)
Net Asset Value, End of Period $48.06 $39.19 $42.20 $43.16 $40.87 $52.37
Total Return(d)(e) 29.80% 1.06% 4.71% 11.89% (11.05)% 49.85%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.44% 1.44% 1.46% 1.43% 1.42% 1.42%
Net Investment Income (Loss)(f) 0.16% 0.36% 0.29% 0.16% —% (0.11)%
Gross Expenses(f)(g) 1.44% 1.44% 1.46% 1.43% 1.42% 1.42%
Supplemental Data:
Net Assets at end of period (000's) $131,122 $156,878 $190,774 $238,440 $209,007 $256,938
Portfolio Turnover(d)(h) 54% 50% 37% 32% 22% 41%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
22
See notes to financial statements.
Victory Sycamore Small Company Opportunity Fund
Class R6
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Net Asset Value, Beginning of Period $44.39 $47.31 $47.99 $45.15 $57.22 $38.37
Investment Activities:
Net investment income (loss)(b) 0.37 0.45 0.44 0.36 0.19 0.24
Net realized and unrealized gains (losses) 12.72 0.75 2.11 5.25 (5.60) 19.10
Total from Investment Activities 13.09 1.20 2.55 5.61 (5.41) 19.34
Distributions to Shareholders from:
Net investment income (0.47) (0.42) (0.38) (0.31) (0.24) (0.34)
Net realized gains (2.17) (3.70) (2.85) (2.46) (6.42) (0.15)
Total Distributions (2.64) (4.12) (3.23) (2.77) (6.66) (0.49)
Net Asset Value, End of Period $54.84 $44.39 $47.31 $47.99 $45.15 $57.22
Total Return(c)(d) 30.57% 1.69% 5.34% 12.51% (10.72)% 50.71%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.84% 0.85% 0.85% 0.85% 0.86% 0.85%
Net Investment Income (Loss)(e) 0.76% 0.96% 0.92% 0.75% 0.57% 0.44%
Gross Expenses(e)(f) 0.84% 0.85% 0.85% 0.85% 0.86% 0.85%
Supplemental Data:
Net Assets at end of period (000's) $2,210,450 $2,606,467 $3,028,483 $2,950,933 $2,116,606 $2,518,726
Portfolio Turnover(c)(g) 54% 50% 37% 32% 22% 41%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

23
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Sycamore Small Company Opportunity Fund
Class Y
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Net Asset Value, Beginning of Period $44.02 $46.95 $47.65 $44.86 $56.88 $38.10
Investment Activities:
Net investment income (loss)(b) 0.31 0.40 0.37 0.31 0.17 0.16
Net realized and unrealized gains (losses) 12.60 0.75 2.10 5.22 (5.58) 19.00
Total from Investment Activities 12.91 1.15 2.47 5.53 (5.41) 19.16
Distributions to Shareholders from:
Net investment income (0.41) (0.38) (0.32) (0.28) (0.19) (0.23)
Net realized gains (2.17) (3.70) (2.85) (2.46) (6.42) (0.15)
Total Distributions (2.58) (4.08) (3.17) (2.74) (6.61) (0.38)
Net Asset Value, End of Period $54.35 $44.02 $46.95 $47.65 $44.86 $56.88
Total Return(c)(d) 30.38% 1.58% 5.22% 12.40% (10.78)% 50.55%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.96% 0.95% 0.98% 0.98% 0.95% 0.95%
Net Investment Income (Loss)(e) 0.66% 0.85% 0.78% 0.66% 0.50% 0.31%
Gross Expenses(e)(f) 0.96% 0.95% 0.98% 0.98% 0.95% 0.95%
Supplemental Data:
Net Assets at end of period (000's) $28,861 $64,540 $71,504 $83,742 $23,757 $33,276
Portfolio Turnover(c)(g) 54% 50% 37% 32% 22% 41%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
June 30, 2026
Victory Portfolios
24
1. Organization:
Victory Portfolios (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 29 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of the following two funds (collectively, the “Funds” and individually, a “Fund”). Each
Fund is classified as diversified under the 1940 Act.
* The Funds are generally closed to new investors. The Funds will continue to be available for investment (by direct purchase or exchange)
by the following: existing shareholders, investors that purchase shares through certain intermediaries, retirement plans that purchase shares through certain record keepers, and current and retired Fund trustees, officers, employees of Victory Capital Management Inc. (“VCM” or the “Adviser”) and affiliated providers, and their family members.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.  VCM is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing Committee (the
“Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities
Funds (Legal Name)* Funds (Short Name) Investment Share Classes Offered
Victory Sycamore Established Value Fund Sycamore Established Value Fund A, C, I, R, R6, and Y
Victory Sycamore Small Company Opportunity Fund Sycamore Small Company Opportunity Fund A, I, R, R6, and Y

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios
25
may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause each Fund’s net asset value to be more reliable than it otherwise would be.
A summary of the valuations as of June 30, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (amounts in thousands):
As of June 30, 2026, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassified to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Funds may purchase shares of an ETF to gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Investment transactions are recorded on trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on foreign dividends, interest, and capital gains have been provided for in accordance with the applicable tax rules and rates of each respective country.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Level 1 Level 2 Level 3 Total
Sycamore Established Value Fund
Common Stocks ............................................... $ 15,080,166 $ — $ — $ 15,080,166
Short-Term Investments ......................................... 16,816 — — 16,816
Total ....................................................... $ 15,096,982 $ — $ — $ 15,096,982
Sycamore Small Company Opportunity Fund
Common Stocks ............................................... 4,501,526 — — 4,501,526
Short-Term Investments ......................................... 41,215 — — 41,215
Total ....................................................... $ 4,542,741 $ — $ — $ 4,542,741

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios
26
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of June 30, 2026 (amounts in thousands):
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.
For the year ended June 30, 2026, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended June 30, 2026, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Sycamore Established Value Fund ..................................... $ 16,540 $ — $ 16,816
Sycamore Small Company Opportunity Fund ............................. 40,437 — 41,215
Excluding U.S. Government
Securities
Purchases Sales
Sycamore Established Value Fund .............................................................. $ 9,515,918 $ 13,801,805
Sycamore Small Company Opportunity Fund ...................................................... 2,652,772 4,962,363

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios
27
Amounts incurred and paid to VCM for the year ended June 30, 2026, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust and Victory Portfolios II. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Prior to August 26, 2025, the tiered rates paid by the Funds were as shown in the table below:
Amounts incurred for the year ended June 30, 2026, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with Chief
Compliance Officer ("CCO"), and implementing new reports required by new rules adopted by the SEC under the 1940 Act. Amounts incurred for the year ended June 30, 2026, are reflected on the Statements of Operations as Sub-Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with
Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust and Victory Portfolios II, in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended June 30,
2026, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Funds’ transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of its reasonable out-of-pocket expenses incurred in providing these services.  Amounts incurred for the year ended June 30, 2026, are reflected on the Statements of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Funds have entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Amounts incurred for the year ended June 30,
2026, are reflected on the Statements of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
Adviser Fee Tier Rates
Up to $100 million
Over $100 million —
$200 million Over $200 million
Sycamore Established Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.65%, plus 0.55%, plus 0.45%
Up to $500 million Over $500 million
Sycamore Small Company Opportunity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.85%, plus 0.75%
Net Assets
Up to $15 billion Over $15 billion — $30 billion Over $30 billion — $85 billion Over $85 billion
0.08%, plus 0.05%, plus 0.04%, plus 0.03%
Net Assets
Up to $15 billion Over $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%
Class A Class C Class R
Sycamore Established Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
Sycamore Small Company Opportunity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% N/A 0.50%

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios
28
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale and/or servicing of Class A, Class C, and Class R. Amounts incurred for the year ended June 30, 2026, are reflected on the Statements of
Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the year ended June 30, 2026, the
Distributor received the following from commissions earned in connection with sales of Class A (amounts in thousands):
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended June
30, 2026, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Funds in any fiscal year exceed the expense limits for the Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business were excluded from the expense limits. As of June 30, 2026, the expense limits (excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2026.
The dates in the table below represent the fiscal year-end in which the 36-month recoupment period expires. As of June 30, 2026, these amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Funds in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended June 30, 2026.
The Funds have adopted a Deferred Compensation Plan (the “Plan”) for their Trustees who receive compensation from the Funds. Under the terms of the Plan, a Trustee may elect to defer all or a portion of their compensation. Amounts deferred may be allocated to investment options that are specified in the Plan as selected by the Trustee, among certain Victory Funds, in which their deferred accounts are deemed invested. Investments held within the Plan as of June 30, 2026 are among, Victory Fund for Income, Victory Low Duration Bond Fund, Victory
Sycamore Small Company Opportunity Fund, Victory Floating Rate Fund, Victory Global Energy Transition Fund, Victory Diversified Stock
Fund, and Victory S&P 500 Index Fund. Deferred compensation liability under the Agreement constitutes a general unsecured obligation for the applicable Victory Fund. For the year ended June 30, 2026, the amounts of deferred compensation have been reflected on Statements of
Assets and Liabilities.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
5. Risks:
The following describes principal risks that you may assume as an investor in each Fund. Each Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Funds may be subject to other risks in addition to these identified risks.
Amount
Sycamore Established Value Fund ......................................................................... $ 4
Sycamore Small Company Opportunity Fund ................................................................. 1
In effect until
October 31, 2026
Class C Class Y
Sycamore Established Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.84% N/A
Sycamore Small Company Opportunity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . N/A 1.15%
June 30, 2029 Total
Sycamore Established Value Fund ................................................................. $ 3 $ 3

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios
29
Equity Securities Risk — The values of the equity securities in which the Fund(s) invest may decline in response to developments affecting individual companies and/or general market, economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods. Equity securities have the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
General Market Risk — Overall market risks may affect the value of the Fund(s). Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises, imposition of tariffs, sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Sector Focus Risk — To the extent the Fund(s) focus in one or more sectors, such as the industrials or financials sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s (or Funds’)  investments and could make the Fund’s (or
Funds’) performance more volatile.
Financials Sector Risk — Companies in the financials sector are subject to extensive government regulation, which may limit both the amounts and types of loans and other financial commitments that companies in this sector can make, and the interest rates and fees that these companies can charge. Profitability can be largely dependent on the availability and cost of capital and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Financial difficulties of borrowers can negatively affect the financials sector. Insurance companies can be subject to severe price competition. The financials sector can be subject to relatively rapid change as dis-
tinctions between financial service segments become increasingly blurred.
Industrials Sector Risk
—
Companies in the industrials sector are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, and economic conditions also affect the performance of investments in such issuers. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by govern-
ment spending policies. Transportation companies may experience occasional sharp price movements, which may result from changes in the economy, fuel prices, labor agreements, and insurance costs.
Small-Capitalization Stock Risk — Small-sized companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Portfolios II, and Victory Portfolios III (collectively, the “Victory Funds Complex”), in the aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended June 30, 2026, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 23, 2026, the agreement was renewed with a termination date of June 21, 2027, and the annual commitment fee of 0.15% remained unchanged. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The Funds had no borrowings under the Line of Credit agreement during the year ended June 30, 2026.

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios
30
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the year ended
June 30, 2026, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended June 30, 2026.
7. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders)
are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification, utilized earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
As of June 30, 2026, on the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows (amounts in thousands):
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
Borrower or
Lender
Amount
Outstanding at
June 30, 2026
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Sycamore Established Value Fund .................... Lender $ — $ 4,287 4.40% $ 69,701
Declared Paid
Sycamore Established Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
Sycamore Small Company Opportunity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Total
Accumulated
Earnings
(Loss) Capital
Sycamore Established Value Fund ............................................................... $ (181,613) $ 181,613
Sycamore Small Company Opportunity Fund ....................................................... (70,133) 70,133
Year Ended June 30, 2026
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Sycamore Established Value Fund .............................................. $ 202,122 $ 567,237 $ 769,359
Sycamore Small Company Opportunity Fund ...................................... 148,456 132,338 280,794

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios
31
As of June 30, 2026, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.
As of June 30, 2026, the Funds had no capital loss carryforward for federal income tax purposes.
As of June 30, 2026, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
8. Segment Reporting:
The Adviser’s Management Committee acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund’s single investment objective. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets”
and significant segment expenses are listed on the accompanying Statements of Operations.
Year Ended June 30, 2025
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Sycamore Established Value Fund .............................................. $ 402,461 $ 1,534,872 $ 1,937,333
Sycamore Small Company Opportunity Fund ...................................... 72,497 465,552 538,049
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
(Loss)
Other
Earnings
(Loss)
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Sycamore Established Value Fund ........... $ 4,886 $ 1,403,572 $ 1,408,458 $ (1,429) $ 3,306,744 $ 4,713,773
Sycamore Small Company Opportunity Fund ... 156,190 342,797 498,987 (608) 1,057,120 1,555,499
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Sycamore Established Value Fund ........................ $ 11,790,238 $ 3,657,799 $ (351,055) $ 3,306,744
Sycamore Small Company Opportunity Fund ................ 3,485,621 1,135,474 (78,354) 1,057,120

32
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Victory Portfolios
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Victory Portfolios, comprising the funds listed below (the “Funds”), as of June 30, 2026, the related statements of operations, and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Victory Capital Management Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
August 24, 2026
Fund Name
Statements of
Operations
Statements of Changes
in Net Assets Financial Highlights
Victory Sycamore Established Value
Fund,
Victory Sycamore Small Company
Opportunity Fund
For the year ended June 30, 2026 For the years ended June 30, 2026, and 2025
For the years ended June 30, 2026,
2025, 2024, 2023, the eight months
ended June 30, 2022, and the year
ended October 31, 2021

Supplemental Information
June 30, 2026
Victory Portfolios
33
(Unaudited)
Additional Federal Income Tax Information
For the fiscal year ended June 30, 2026, the Funds hereby designate the maximum amount allowable of their net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of:
For the year ended June 30, 2026, the following Funds designated short-term capital gain distributions in the amount of (in thousands):
For the year ended June 30, 2026, the following Funds designated long-term capital gain distributions in the amount of (in thousands):
Percent
Sycamore Established Value Fund ....................................................................... 100%
Sycamore Small Company Opportunity Fund ............................................................... 42%
Amount
Sycamore Small Company Opportunity Fund ............................................................... 126,831
Amount
Sycamore Established Value Fund ....................................................................... $ 748,850
Sycamore Small Company Opportunity Fund ............................................................... 174,787

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
VP-SMF-AR (6/26)

(b)  The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Contract is a part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)  The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)  Code of Ethics

(a)(2)  Not applicable.

(a)(3)  The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(a)(4)  Not Applicable

(a)(5)  Not Applicable

(b)  The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          Victory Portfolios

By (Signature and Title)      /s/ Carol D. Trevino
                                                Carol D. Trevino, Treasurer and Principal Financial Officer

Date       September 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Thomas Dusenberry
                                                Thomas Dusenberry, President and Principal Executive Officer

Date       September 3, 2026

By (Signature and Title)  /s/ Carol D. Trevino
Carol D. Trevino, Treasurer and Principal Financial Officer

Date       September 3, 2026